  As filed with the Securities and Exchange Commission on September 29, 2003.


                                            1933 Act Registration No. 333-16615
                                            1940 Act Registration No. 811-07751
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   Form N-1A


                     REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933                 [_]

                     Pre-Effective Amendment No.              [_]

                     Post-Effective Amendment No. _8          [X]

                                and/or

                     REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940         [_]

                     Amendment No. _8                         [X]


                       (Check appropriate box or boxes)

                               -----------------

                          Nuveen Multistate Trust IV
              (Exact name of Registrant as Specified in Charter)

              333 West Wacker Drive,              60606
                 Chicago, Illinois
               (Address of Principal           (Zip Code)
                 Executive Office)

      Registrant's Telephone Number, including Area Code: (312) 917-7700


                Jessica R. Droeger           With a copy to:
                Vice President and          Thomas S. Harman
                     Secretary          Morgan Lewis & Bockius LLP
               333 West Wacker Drive    1111 Pennsylvania Avenue,
              Chicago, Illinois 60606             N.W.
               (Name and Address of      Washington, D.C. 20004
                Agent for Service)



[X] Immediately upon filing pursuant to paragraph (b)     [_] on (date) pursuant to paragraph (a)(1)

[_] on           pursuant to paragraph (b)                [_] 75 days after filing pursuant to paragraph (a)(2)

[_] 60 days after filing pursuant to paragraph (a)(1)     [_] on (date) pursuant to paragraph (a)(2) of Rule
                                                              485.

If appropriate, check the following box:
[_]
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                   CONTENTS

                                      OF

                            REGISTRATION STATEMENT

                       UNDER THE SECURITIES ACT OF 1933

                              FILE NO. 333-16615

                                      AND

                            REGISTRATION STATEMENT

                   UNDER THE INVESTMENT COMPANY ACT OF 1940

                              FILE NO. 811-07751

   This Registration Statement comprises the following papers and contents:

 The Facing Sheet

 Part A-The Prospectus For:

  Nuveen Kansas Municipal Bond Fund

  Nuveen Kentucky Municipal Bond Fund

  Nuveen Michigan Municipal Bond Fund

  Nuveen Missouri Municipal Bond Fund

  Nuveen Ohio Municipal Bond Fund

  Nuveen Wisconsin Municipal Bond Fund

 Part B-The Statement of Additional Information

 Copy of the Annual Report to Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

 Part C-Other Information

 Signatures

 Index to Exhibits

 Exhibits

--------------------------------------------------------------------------------

Nuveen Investments Municipal Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS   SEPTEMBER 29, 2003

                                             -----------------------------------


Dependable, tax-free income because it's not what you earn, it's what you keep.(R)


[PHOTO]



Kansas
Kentucky
Michigan
Missouri
Ohio
Wisconsin




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a
criminal offense.
[LOGO] Nuveen Investment

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information

Table of Contents

         Section 1  The Funds
         This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Kansas Municipal Bond Fund                           2
         Nuveen Kentucky Municipal Bond Fund                         4
         Nuveen Michigan Municipal Bond Fund                         6
         Nuveen Missouri Municipal Bond Fund                         8
         Nuveen Ohio Municipal Bond Fund                            10
         Nuveen Wisconsin Municipal Bond Fund                       12

         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                      14
         What Securities We Invest In                               15
         How We Select Investments                                  17
         What the Risks Are                                         17
         How We Manage Risk                                         18

         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                19
         How to Reduce Your Sales Charge                            20
         How to Buy Shares                                          21
         Systematic Investing                                       21
         Systematic Withdrawal                                      22
         Special Services                                           23
         How to Sell Shares                                         24

         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         26
         Distribution and Service Plans                             27
         Net Asset Value                                            28
         Frequent Trading                                           28
         Fund Service Providers                                     28

         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       29

         Appendix  Additional State Information                     35

                                                             September 29, 2003


Section 1  The Funds

                       Nuveen Kansas Municipal Bond Fund
                       Nuveen Kentucky Municipal Bond Fund
                       Nuveen Michigan Municipal Bond Fund
                       Nuveen Missouri Municipal Bond Fund
                       Nuveen Ohio Municipal Bond Fund
                       Nuveen Wisconsin Municipal Bond Fund


                                                 [GRAPHIC]

                                               Introduction

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.




 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE

                                                           Section 1  The Funds

                                    [GRAPHIC]


         Nuveen Kansas Municipal Bond Fund

Fund Overview


Investment Objective
                                    [GRAPHIC]


The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Kansas bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1 /


                                  [BAR CHART]

Class A Annual Returns

1993   1994   1995   1996  1997  1998  1999   2000   2001  2002
-----  -----  -----  ----  ----  ----  -----  -----  ----  ----
14.1%  -8.3%  17.7%  3.4%  9.7%  6.2%  -5.8%  11.4%  4.9%  8.8%


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 6.96% and -7.73%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                                           ............................
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            4.25%     4.03%     5.45%
                Class B                    3.91%     3.95%     5.31%
                Class C                    8.09%     4.34%     5.43%
                Class R                    8.88%     5.10%     6.08%
                -------------------------------------------------------
                Class A (Offer) Returns:
                  After Taxes on
                    Distrubutions          4.25%     4.03%     5.42%
                  After Taxes on
                    Distribution and
                    Sale of Shares         4.47%     4.17%     5.38%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  9.60%     6.06%     6.93%
                Lipper Peer Group/3/       6.77%     4.60%     5.79%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

         Share Class                       A         B       C     R/5/
         --------------------------------------------------------------
         Maximum Sales Charge Imposed
         on Purchases                 4.20%/6/    None    None     None
         ..............................................................
         Maximum Sales Charge Imposed
         on Reinvested Dividends          None    None    None     None
         ..............................................................
         Exchange Fees                    None    None    None     None
         ..............................................................
         Deferred Sales Charge/7/         None/8/   5%/9/   1%/10/ None
         ..............................................................


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.73%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.
 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Kansas Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           .........................................................
           12b-1 Distribution and Service Fees .20%  .95%  .75%  --%
           .........................................................
           Other Expenses                      .13%  .13%  .13% .13%
           .........................................................
           Total Annual Fund Operating
           Expenses--Gross+                    .88% 1.63% 1.43% .68%
           .........................................................



           +After Expense Reimbursements
           .........................................................
           Expense Reimbursements        (.01%) (.01%) (.01%) (.01%)
           .........................................................
           Total Annual Fund Operating
           Expenses--Net                  .87%  1.62%  1.42%   .67%
           .........................................................


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  506 $  566 $  146 $ 69 $  506 $  166 $  146 $ 69
        ...............................................................
         3 Years    $  689 $  814 $  452 $218 $  689 $  514 $  452 $218
        ...............................................................
         5 Years    $  887 $  987 $  782 $379 $  887 $  887 $  782 $379
        ...............................................................
         10 Years   $1,459 $1,732 $1,713 $847 $1,459 $1,732 $1,713 $847
        ...............................................................


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN KENTUCKY MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Kentucky bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1 /



                            [BAR CHART]

Class A Annual Returns

1993   1994   1995   1996  1997  1998  1999   2000   2001  2002
-----  -----  -----  ----  ----  ----  -----  -----  ----  ----
12.3%  -5.4%  17.3%  3.9%  9.1%  6.9%  -4.4%  10.1%  4.8%  8.3%


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 7.13% and -5.54%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2002
                                          ............................
               Class Returns Before Taxes  1 Year   5 Year   10 Year
               -------------------------------------------------------
                Class A (Offer)           3.74%     3.79%     5.44%
                Class B                   3.43%     3.74%     5.35%
                Class C                   7.68%     4.12%     5.31%
                Class R                   8.45%     4.89%     6.00%
               -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          3.72%     3.78%     5.43%
                 After Taxes on
                   Distributions and
                   Sales of Shares        4.18%     3.99%     5.42%
               -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index2   9.60%     6.06%     6.71%
                Lipper Peer Group3        7.39%     4.46%     5.68%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

          Share Class                     A        B       C     R/5/
          -----------------------------------------------------------
          Maximum Sales Charge Imposed
          on Purchases                 4.20%/6/ None    None     None
          Maximum Sales Charge Imposed
          on Reinvested Dividends       None    None    None     None
          Exchange Fees                 None    None    None     None
          Deferred Sales Charge/7/      None/8/   5%/9/   1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class
    B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of


   Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.98%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.
 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Kentucky Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .53%  .53%  .53% .53%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .11%  .11%  .11% .11%
           Total Annual Fund Operating
           Expenses--Gross+                    .84% 1.59% 1.39% .64%



           +After Expense Reimbursements
           Expense Reimbursements        (.01%) (.01%) (.01%) (.01%)
           Total Annual Fund
           Operating Expenses--Net         .83%  1.58%  1.38%   .63%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  502 $  562 $  142 $ 65 $  502 $  162 $  142 $ 65

         3 Years    $  677 $  802 $  440 $205 $  677 $  502 $  440 $205
         5 Years    $  866 $  966 $  761 $357 $  866 $  866 $  761 $357
         10 Years   $1,414 $1,688 $1,669 $798 $1,414 $1,688 $1,669 $798


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN MICHIGAN MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Michigan bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1 /


                            [BAR CHART]

Class A Annual Returns

1993   1994   1995   1996  1997  1998  1999   2000   2001  2002
-----  -----  -----  ----  ----  ----  -----  -----  ----  ----
12.0%  -5.0%  16.3%  3.8%  8.9%  5.6%  -5.0%  10.4%  5.9%  9.4%


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 6.10% and -5.31%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                                           ............................
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            4.85%     4.20%     5.56%
                Class B                    4.59%     4.16%     5.47%
                Class C                    8.83%     4.54%     5.39%
                Class R                    9.56%     5.30%     6.13%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           4.84%     4.15%     5.51%
                 After Taxes on
                   Distributions and
                   Sale of Shares          4.83%     4.30%     5.49%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  9.60%     6.06%     6.71%
                Lipper Peer Group/3/       8.64%     4.96%     5.76%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

          Share Class                     A        B       C     R/5/
          -----------------------------------------------------------
          Maximum Sales Charge Imposed
          on Purchases                 4.20%/6/ None    None     None
          ...........................................................
          Maximum Sales Charge Imposed
          on Reinvested Dividends       None    None    None     None
          ...........................................................
          Exchange Fees                 None    None    None     None
          ...........................................................
          Deferred Sales Charge/7/      None/8/   5%/9/   1%/10/ None
          ...........................................................


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of


   Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.12%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .54%  .54%  .54% .54%
           .........................................................
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           .........................................................
           Other Expenses                      .12%  .12%  .12% .12%
           .........................................................
           Total Annual Fund Operating
           Expenses                            .86% 1.61% 1.41% .66%
           .........................................................


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  504 $  564 $  144 $ 67 $  504 $  164 $  144 $ 67
        ...............................................................
         3 Years    $  683 $  808 $  446 $211 $  683 $  508 $  446 $211
        ...............................................................
         5 Years    $  877 $  976 $  771 $368 $  877 $  876 $  771 $368
        ...............................................................
         10 Years   $1,436 $1,710 $1,691 $822 $1,436 $1,710 $1,691 $822
        ...............................................................



 3. Peer Group returns reflect the performance of the Lipper Michigan Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper Michigan Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


                      NUVEEN MISSOURI MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Missouri bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/



                            [BAR CHART]

Class A Annual Returns

1993   1994   1995   1996  1997  1998  1999   2000   2001  2002
-----  -----  -----  ----  ----  ----  -----  -----  ----  ----
13.5%  -6.1%  16.3%  3.9%  9.4%  5.8%  -4.3%  10.0%  5.4%  8.0%


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 6.61% and -5.65%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                                           ............................
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            3.44%     3.95%     5.50%
                Class B                    3.14%     3.90%     5.41%
                Class C                    7.39%     4.26%     5.37%
                Class R                    8.24%     5.07%     6.08%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           3.44%     3.94%     5.49%
                 After Taxes on
                   Distributions and
                   Sale of Shares          4.00%     4.13%     5.46%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  9.60%     6.06%     6.71%
                Lipper Peer Group/3/       8.56%     4.88%     5.94%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.82%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.
 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Missouri Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .54%  .54%  .54% .54%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .12%  .12%  .12% .12%
           Total Annual Fund Operating
           Expenses--Gross+                    .86% 1.61% 1.41% .66%



           +After Expense Reimbursements
           Expense Reimbursements          (.01%) (.01%) (.01%) (.01%)
           Total Annual Fund Operating
           Expenses--Net                    .85%  1.60%  1.40%   .65%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  504 $  564 $  144 $ 67 $  504 $  164 $  144 $ 67
         3 Years    $  683 $  808 $  446 $211 $  683 $  508 $  446 $211
         5 Years    $  877 $  976 $  771 $368 $  877 $  876 $  771 $368
         10 Years   $1,436 $1,710 $1,691 $822 $1,436 $1,710 $1,691 $822


 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


                        NUVEEN OHIO MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Ohio bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/


                            [BAR CHART]

Class A Annual Returns

1993   1994   1995   1996  1997  1998  1999   2000   2001  2002
-----  -----  -----  ----  ----  ----  -----  -----  ----  ----
11.6%  -4.6%  15.5%  3.3%  8.3%  5.8%  -4.3%  10.4%  3.8%  8.8%


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 6.05% and -4.69%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                                           ............................
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            4.26%     3.88%     5.22%
                Class B                    3.89%     3.80%     5.12%
                Class C                    8.12%     4.18%     5.08%
                Class R                    9.02%     4.97%     5.79%
                -------------------------------------------------------
                Class A (Offer) Returns:
                  After Taxes on
                    Distributions          4.26%     3.85%     5.19%
                  After Taxes on
                    Distributions and
                    Sale of Shares         4.46%     4.05%     5.22%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  9.60%     6.06%     6.71%
                Lipper Peer Group/3/       8.64%     5.11%     5.98%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            .......................................................
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            .......................................................
            Exchange Fees                    None  None   None None
            .......................................................
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None
            .......................................................


1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 4.06%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .53%  .53%  .53% .53%
           .........................................................
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           .........................................................
           Other Expenses                      .14%  .14%  .14% .14%
           .........................................................
           Total Annual Fund Operating
           Expenses--Gross+                    .87% 1.62% 1.42% .67%
           .........................................................



  +After Expense Reimbursements


              Expense Reimbursements       --  (.01%) (.01%)  --
              Total Annual Fund Operating
              Expenses--Net               .87% 1.61%  1.41%  .67%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  505 $  565 $  145 $ 68 $  505 $  165 $  145 $ 68
        ...............................................................
         3 Years    $  686 $  811 $  449 $214 $  686 $  511 $  449 $214
        ...............................................................
         5 Years    $  882 $  981 $  776 $373 $  882 $  881 $  776 $373
        ...............................................................
         10 Years   $1,448 $1,721 $1,702 $835 $1,448 $1,721 $1,702 $835
        ...............................................................



 3. Peer Group returns reflect the performance of the Lipper Ohio Municipal Debt Index, an index that represents the average annualized returns of the 30 largest funds in the Lipper Ohio Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


                     NUVEEN WISCONSIN MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Wisconsin bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past eight years as well as average annualized fund and index returns for the one- and five-year and since inception periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past eight years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Return after taxes on distributions and sale of shares assume you sold you shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1/



                            [BAR CHART]

Class A Annual Returns

1995   1996  1997  1998  1999   2000   2001  2002
-----  ----  ----  ----  -----  -----  ----  ----
17.2%  2.5%  9.4%  6.6%  -6.8%  13.3%  4.3%  9.0%


Section 1  The Funds

During the eight years ended December 31, 2002, the highest and lowest quarterly returns were 6.57% and -2.64%, respectively, for the quarters ended 3/31/95 and 3/31/96. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                                          ............................
                                                              Since
               Class Returns Before Taxes 1 Year   5 Year   Inception
               -------------------------------------------------------
               Class A (Offer)            4.43%    4.15%      5.37%
               Class B                    4.25%    4.10%      5.26%
               Class C                    8.44%    4.48%      5.41%
               Class R                    9.25%    5.27%      6.08%
               -------------------------------------------------------
               Class A (Offer) Returns:
                After Taxes on
                  Distributions           4.43%    4.15%      5.37%
                After Taxes on
                  Distributions and
                  Sale of Shares          4.40%    4.19%      5.26%
               -------------------------------------------------------
               Lehman Brothers
                 Municipal Bond Index/2/  9.60%    6.06%      6.90%
               Lipper Peer Group/3/       7.56%    4.61%      5.57%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

Share Class                                                     A        B       C     R/5/
-------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases                    4.20%/6/ None    None     None
............................................................................................
Maximum Sales Charge Imposed on Reinvested Dividends          None    None    None     None
............................................................................................
Exchange Fees                                                 None    None    None     None
............................................................................................
Deferred Sales Charge/7/                                      None/8/   5%/9/   1%/10/ None
............................................................................................


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.32%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


Share Class                                                   A     B     C    R
----------------------------------------------------------------------------------
Management Fees                                              .55%  .55%  .55% .55%
...................................................................................
12b-1 Distribution and Service Fees                          .20%  .95%  .75%   --
...................................................................................
Other Expenses                                               .18%  .17%  .17% .17%
...................................................................................
Total Annual Fund Operating Expenses--Gross+                 .93% 1.67% 1.47% .72%
...................................................................................



+After Expense Reimbursements
.........................................................................................
Expense Reimbursements                                       (.02%) (.01%) (.02%) (.02%)
.........................................................................................
Total Annual Fund Operating Expenses--Net                     .91%  1.66%  1.45%   .70%
.........................................................................................


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                          Redemption                                           No Redemption
Share Class          A             B             C            R            A             B             C            R
------------------------------------------------------------------------------------------------------------------------------
 1 Year            $  511        $  570        $  150        $ 74        $  511        $  170        $  150        $ 74
...............................................................................................................................
 3 Years           $  704        $  826        $  465        $230        $  704        $  526        $  465        $230
...............................................................................................................................
 5 Years           $  913        $1,007        $  803        $401        $  913        $  907        $  803        $401
...............................................................................................................................
 10 Years          $1,515        $1,779        $1,757        $894        $1,515        $1,779        $1,757        $894
...............................................................................................................................


 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Other States Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS


                       Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, offers premier advisory and investment management services to a broad range of mutual fund clients. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory is located at 333 West Wacker Drive, Chicago, IL 60606.



                       Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen") (formerly known as The John Nuveen Company). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages more than $88 billion in assets.


                       Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.





                       Richard A. Huber has been the portfolio manager for the Kansas, Michigan, Missouri, and Wisconsin Funds since January 2003 as well as a portfolio manager for the Kentucky and Ohio Funds since March 2001. Mr. Huber has been a Vice President of Nuveen Advisory since January 1997. He currently manages investments for thirty-seven Nuveen-sponsored investment companies.


Section 2  How We Manage Your Money

                       For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:


                   .........................................
                   Nuveen Kansas Municipal Bond Fund    .55%
                   .........................................
                   Nuveen Kentucky Municipal Bond Fund  .53%
                   .........................................
                   Nuveen Michigan Municipal Bond Fund  .54%
                   .........................................
                   Nuveen Missouri Municipal Bond Fund  .54%
                   .........................................
                   Nuveen Ohio Municipal Bond Fund      .53%
                   .........................................
                   Nuveen Wisconsin Municipal Bond Fund .55%
                   .........................................



             [GRAPHIC]

             WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen

                                            Section 2  How We Manage Your Money

                       Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                       Quality Municipal Bonds


                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.


                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS

                       Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                                            Section 2  How We Manage Your Money

                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Kansas, Missouri and Wisconsin Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Kentucky, Michigan and Ohio Funds, which are diversified funds.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.


                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.



                       As diversified funds, the Kentucky, Michigan and Ohio Funds also may not have more than:


                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of their assets).


                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."


                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.


Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER


                       Class A Shares


                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:




                                                                     Sales Charge as % of  Sales Charge as % of
Amount of Purchase                                                   Public Offering Price Net Amount Invested
 Less than $50,000                                                           4.20%                 4.38%
.....................................................................
 $50,000 but less than $100,000                                              4.00                  4.18
.....................................................................
 $100,000 but less than $250,000                                             3.50                  3.63
.....................................................................
 $250,000 but less than $500,000                                             2.50                  2.56
.....................................................................
 $500,000 but less than $1,000,000                                           2.00                  2.04
.....................................................................
 $1,000,000 and over                                                           --/1/                 --
.....................................................................


                                                                       Authorized Dealer
                                                                      Commission as % of
Amount of Purchase                                                   Public Offering Price
 Less than $50,000                                                           3.70%
.....................................................................
 $50,000 but less than $100,000                                              3.50
.....................................................................
 $100,000 but less than $250,000                                             3.00
.....................................................................
 $250,000 but less than $500,000                                             2.00
.....................................................................
 $500,000 but less than $1,000,000                                           1.50
.....................................................................
 $1,000,000 and over                                                         1.00/1/
.....................................................................

                    /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                                     Section 3  How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.


               Years Since Purchase    0-1       1-2     2-3      3-4     4-5     5-6    Over 6
               CDSC                     5%        4%      4%       3%      2%      1%      None
              .................................................................................



                       The fund has established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.


                       Class C Shares


                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.


                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge     Class A Sales Charge        Class R Eligibility
Reductions               Waivers                     . Certain employees and
.. Rights of accumulation . Nuveen Defined              directors of Nuveen or
.. Letter of intent         Portfolio or Exchange-      employees of
.. Group purchase           Traded Fund                 authorized dealers
                           reinvestment              . Bank trust departments
                         . Certain employees and
                           directors of Nuveen or
                           employees of authorized
                           dealers
                         . Bank trust departments

                       In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary

Section 3  How You Can Buy and Sell Shares
                       application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor


                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.


                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING


                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying your fund in writing.


                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                                     Section 3  How You Can Buy and Sell Shares

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.



                       [Chart showing effects of
                       systematic investing and dividend reinvestment]

                       Systematic Investing Graph

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.


                                                 [GRAPHIC]

                       SYSTEMATIC WITHDRAWAL

                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.

                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.




                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.


                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO SELL SHARES


                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.


                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.




                                    [GRAPHIC]



An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Section 3  How You Can Buy and Sell Shares

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

                                    [GRAPHIC]



An Important Note About Involuntary Redemption


From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum.
The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.


                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting


                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax.



                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for the lower tax rates on qualified dividend income.


                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in a fund may affect the taxation of your benefits.

Section 4  General Information

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields


                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, other than alternative investments that generate qualified dividend income that is taxable at the maximum rate of 15%, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:


                       Taxable Equivalent of Tax-Free Yields


                                                    To Equal a Tax-Free Yield of:
                      ........................................................................
                                                    3.00%      4.00%      5.00%      6.00%
                      Tax Bracket:                  A Taxable Investment Would Need to Yield:
                      ------------------------------------------------------------------------
                      25%                           4.00%      5.33%      6.67%      8.00%
                      ........................................................................
                      28%                           4.17%      5.56%      6.94%      8.33%
                      ........................................................................
                      33%                           4.48%      5.97%      7.46%      8.96%
                      ........................................................................
                      35%                           4.62%      6.15%      7.69%      9.23%
                      ........................................................................


                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS

                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                                                 Section 4  General Information

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties.
                       The Statement of Additional Information contains further information about these programs.


                                                 [GRAPHIC]

                       NET ASSET VALUE


                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.


                       In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

                                                 [GRAPHIC]

                       FREQUENT TRADING


                       Short-term or excessive trading into and out of a fund may interfere with portfolio management, raise fund operating expenses, or otherwise have an adverse effect on other shareholders. Each fund reserves the right to limit, restrict, or refuse purchase or exchange requests.



                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS


                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.


Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal years prior to May 31, 2002 was audited by Arthur Andersen LLP.


Nuveen Kansas Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  -------------------------

                                                                          Net
                                                                     Realized
                                                                          and                                    Ending
                                             Beginning        Net  Unrealized                Net                    Net
                                             Net Asset Investment  Investment         Investment  Capital         Asset
Year Ended May 31,                               Value  Income(a) Gain (Loss)   Total     Income    Gains  Total  Value
------------------------------------------------------------------------------------------------------------------------

Class A (1/92)
 2003                                           $10.25       $.48       $ .52  $1.00       $(.48)     $-- $(.48) $10.77
 2002                                            10.16        .50         .10    .60        (.51)      --  (.51)  10.25
 2001                                             9.54         51         .62   1.13        (.51)      --  (.51)  10.16
 2000                                            10.49        .50        (.96)  (.46)       (.49)      --  (.49)   9.54
 1999                                            10.60        .51        (.11)   .40        (.51)      --  (.51)  10.49

Class B (2/97)
 2003                                            10.18        .40         .52    .92        (.41)      --  (.41)  10.69
 2002                                            10.09        .42         .11    .53        (.44)      --  (.44)  10.18
 2001                                             9.48        .44         .61   1.05        (.44)      --  (.44)  10.09
 2000                                            10.43        .42        (.95)  (.53)       (.42)      --  (.42)   9.48
 1999                                            10.54        .43        (.11)   .32        (.43)      --  (.43)  10.43

Class C (2/97)
 2003                                            10.27        .42         .52    .94        (.43)      --  (.43)  10.78
 2002                                            10.17        .44         .12    .56        (.46)      --  (.46)  10.27
 2001                                             9.56        .46         .61   1.07        (.46)      --  (.46)  10.17
 2000                                            10.51        .45        (.96)  (.51)       (.44)      --  (.44)   9.56
 1999                                            10.63        .45        (.11)   .34        (.46)      --  (.46)  10.51

Class R (2/97)
 2003                                            10.30        .50         .53   1.03        (.51)      --  (.51)  10.82
 2002                                            10.20        .53         .11    .64        (.54)      --  (.54)  10.30
 2001                                             9.59        .54         .60   1.14        (.53)      --  (.53)  10.20
 2000                                            10.55        .52        (.96)  (.44)       (.52)      --  (.52)   9.59
 1999                                            10.66        .54        (.11)   .43        (.54)      --  (.54)  10.55
------------------------------------------------------------------------------------------------------------------------


                                                                 Ratios/Supplemental Data
Class (Inception Date)                                  -----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
                                                 Total    Assets       Net         Net   Turnover
Year Ended May 31,                           Return(b)     (000) Assets(c)   Assets(c)       Rate
--------------------------------------------------------------------------------------------------

Class A (1/92)
 2003                                            10.03% $102,938       .88%       4.57%        12%
 2002                                             6.06    96,411       .90        4.90         17
 2001                                            12.02    91,062       .90        5.13         18
 2000                                            (4.38)   86,460      1.01        5.05         54
 1999                                             3.81   113,140       .76        4.78         27

Class B (2/97)
 2003                                             9.18    12,797      1.63        3.81         12
 2002                                             5.30    10,210      1.65        4.13         17
 2001                                            11.17     6,851      1.65        4.38         18
 2000                                            (5.14)    5,361      1.77        4.31         54
 1999                                             3.07     6,497      1.51        4.03         27

Class C (2/97)
 2003                                             9.35    25,049      1.43        4.01         12
 2002                                             5.60    16,943      1.44        4.31         17
 2001                                            11.29     6,359      1.45        4.58         18
 2000                                            (4.89)    5,633      1.56        4.51         54
 1999                                             3.18     6,171      1.32        4.23         27

Class R (2/97)
 2003                                            10.23     1,310       .68        4.77         12
 2002                                             6.38     1,475       .70        5.12         17
 2001                                            12.12     1,967       .69        5.33         18
 2000                                            (4.22)    1,360       .85        5.32         54
 1999                                             4.06       679       .59        4.97         27
--------------------------------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .87%, 1.62%, 1.42%, and .67% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.58%, 3.82%, 4.02% and 4.78% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen Kentucky Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  --------------------------

                                                                          Net
                                                                     Realized
                                                                          and                                     Ending
                                             Beginning        Net  Unrealized                Net                     Net
                                             Net Asset Investment  Investment         Investment  Capital          Asset
Year Ended May 31,                               Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value
-------------------------------------------------------------------------------------------------------------------------

Class A (5/87)
 2003                                           $10.92       $.53       $ .44  $ .97       $(.53)   $(.01) $(.54) $11.35
 2002                                            10.80        .54         .12    .66        (.54)      --   (.54)  10.92
 2001                                            10.30        .55         .50   1.05        (.55)      --   (.55)  10.80
 2000                                            11.22        .55        (.92)  (.37)       (.55)      --   (.55)  10.30
 1999                                            11.39        .56        (.15)   .41        (.56)    (.02)  (.58)  11.22

Class B (2/97)
 2003                                            10.92        .45         .44    .89        (.45)    (.01)  (.46)  11.35
 2002                                            10.80        .46         .12    .58        (.46)      --   (.46)  10.92
 2001                                            10.30        .47         .51    .98        (.48)      --   (.48)  10.80
 2000                                            11.22        .47        (.92)  (.45)       (.47)      --   (.47)  10.30
 1999                                            11.39        .48        (.15)   .33        (.48)    (.02)  (.50)  11.22

Class C (10/93)
 2003                                            10.91        .47         .44    .91        (.47)    (.01)  (.48)  11.34
 2002                                            10.79        .48         .12    .60        (.48)      --   (.48)  10.91
 2001                                            10.29        .49         .50    .99        (.49)      --   (.49)  10.79
 2000                                            11.21        .50        (.93)  (.43)       (.49)      --   (.49)  10.29
 1999                                            11.38        .50        (.15)   .35        (.50)    (.02)  (.52)  11.21

Class R (2/97)
 2003                                            10.90        .55         .44    .99        (.55)    (.01)  (.56)  11.33
 2002                                            10.78        .57         .11    .68        (.56)      --   (.56)  10.90
 2001                                            10.27        .57         .51   1.08        (.57)      --   (.57)  10.78
 2000                                            11.20        .57        (.93)  (.36)       (.57)      --   (.57)  10.27
 1999                                            11.37        .58        (.15)   .43        (.58)    (.02)  (.60)  11.20
-------------------------------------------------------------------------------------------------------------------------


                                                                 Ratios/Supplemental Data
Class (Inception Date)                                  -----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
                                                 Total    Assets       Net         Net   Turnover
Year Ended May 31,                           Return(b)     (000) Assets(c)   Assets(c)       Rate
--------------------------------------------------------------------------------------------------

Class A (5/87)
 2003                                             9.03% $426,782       .84%       4.79%        14%
 2002                                             6.22   407,706       .85        4.99         14
 2001                                            10.40   403,793       .87        5.11         14
 2000                                            (3.27)  394,048       .96        5.23          7
 1999                                             3.66   467,127       .82        4.90         10

Class B (2/97)
 2003                                             8.21    21,206      1.59        4.04         14
 2002                                             5.42    16,808      1.59        4.24         14
 2001                                             9.60    12,977      1.62        4.36         14
 2000                                            (3.99)   10,148      1.72        4.48          7
 1999                                             2.90     9,923      1.57        4.15         10

Class C (10/93)
 2003                                             8.45    50,194      1.39        4.24         14
 2002                                             5.64    40,746      1.40        4.44         14
 2001                                             9.80    35,770      1.42        4.56         14
 2000                                            (3.82)   31,078      1.51        4.68          7
 1999                                             3.12    37,246      1.37        4.36         10

Class R (2/97)
 2003                                             9.23     1,172       .64        4.99         14
 2002                                             6.40       983       .65        5.19         14
 2001                                            10.72       889       .67        5.31         14
 2000                                            (3.18)      842       .77        5.43          7
 1999                                             3.89       839       .62        5.10         10
--------------------------------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .83%, 1.58%, 1.38%, and .63% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.79%, 4.04%, 4.24% and 4.99% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Nuveen Michigan Municipal Bond Fund



                                                            Investment Operations          Less Distributions
Class (Inception Date)                                 ------------------------------  --------------------------

                                                                           Net
                                                                      Realized
                                                                           and                                     Ending
                                             Beginning        Net   Unrealized                Net                     Net
                                             Net Asset Investment   Investment         Investment  Capital          Asset
Year Ended May 31,                               Value  Income(a) Gaina (Loss)   Total     Income    Gains   Total  Value
--------------------------------------------------------------------------------------------------------------------------

Class A (6/85)
 2003                                           $11.55       $.55       $  .63  $1.18       $(.56)   $(.01) $(.57) $12.16
 2002                                            11.39        .56          .20    .76        (.57)    (.03)  (.60)  11.55
 2001                                            10.75        .58          .63   1.21        (.57)      --   (.57)  11.39
 2000                                            11.83        .58        (1.03)  (.45)       (.58)    (.05)  (.63)  10.75
 1999                                            12.07        .60         (.18)   .42        (.60)    (.06)  (.66)  11.83

Class B (2/97)
 2003                                            11.57        .46          .63   1.09        (.47)    (.01)  (.48)  12.18
 2002                                            11.41        .48          .19    .67        (.48)    (.03)  (.51)  11.57
 2001                                            10.77        .50          .63   1.13        (.49)      --   (.49)  11.41
 2000                                            11.85        .50        (1.03)  (.53)       (.50)    (.05)  (.55)  10.77
 1999                                            12.09        .51         (.18)   .33        (.51)    (.06)  (.57)  11.85

Class C (6/93)
 2003                                            11.54        .49          .61   1.10        (.49)    (.01)  (.50)  12.14
 2002                                            11.38        .50          .19    .69        (.50)    (.03)  (.53)  11.54
 2001                                            10.74        .52          .63   1.15        (.51)      --   (.51)  11.38
 2000                                            11.82        .52        (1.03)  (.51)       (.52)    (.05)  (.57)  10.74
 1999                                            12.06        .53         (.18)   .35        (.53)    (.06)  (.59)  11.82

Class R (2/97)
 2003                                            11.56        .58          .61   1.19        (.58)    (.01)  (.59)  12.16
 2002                                            11.39        .59          .20    .79        (.59)    (.03)  (.62)  11.56
 2001                                            10.75        .60          .63   1.23        (.59)      --   (.59)  11.39
 2000                                            11.83        .60        (1.03)  (.43)       (.60)    (.05)  (.65)  10.75
 1999                                            12.07        .62         (.18)   .44        (.62)    (.06)  (.68)  11.83
--------------------------------------------------------------------------------------------------------------------------


                                                                 Ratios/Supplemental Data
Class (Inception Date)                                  -----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
                                                 Total    Assets       Net         Net   Turnover
Year Ended May 31,                           Return(b)     (000) Assets(c)   Assets(c)       Rate
--------------------------------------------------------------------------------------------------

Class A (6/85)
 2003                                            10.40% $204,652       .86%       4.67%        10%
 2002                                             6.70   205,808       .87        4.86         19
 2001                                            11.45   211,992       .87        5.15         11
 2000                                            (3.80)  208,290       .97        5.22         28
 1999                                             3.45   260,396       .84        4.94         18

Class B (2/97)
 2003                                             9.56    11,179      1.61        3.91         10
 2002                                             5.88     9,214      1.62        4.11         19
 2001                                            10.61     8,642      1.62        4.40         11
 2000                                            (4.52)    7,741      1.73        4.48         28
 1999                                             2.69     7,733      1.60        4.20         18

Class C (6/93)
 2003                                             9.71    43,693      1.41        4.12         10
 2002                                             6.11    38,763      1.42        4.31         19
 2001                                            10.84    36,123      1.42        4.60         11
 2000                                            (4.35)   35,678      1.51        4.66         28
 1999                                             2.90    48,946      1.39        4.39         18

Class R (2/97)
 2003                                            10.53    24,951       .66        4.87         10
 2002                                             6.99    23,643       .67        5.06         19
 2001                                            11.63    22,799       .67        5.35         11
 2000                                            (3.62)   22,035       .77        5.42         28
 1999                                             3.66    26,310       .64        5.14         18
--------------------------------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .86%, 1.61%, 1.41% and .66% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.67%, 3.92%, 4.12% and 4.87% for classes A, B, C and R, respectively.




                                                Section 5  Financial Highlights

Nuveen Missouri Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  --------------------------

                                                                          Net
                                                                     Realized
                                                                          and                                     Ending
                                             Beginning        Net  Unrealized                Net                     Net
                                             Net Asset Investment  Investment         Investment  Capital          Asset
Year Ended May 31,                               Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value
-------------------------------------------------------------------------------------------------------------------------

Class A (8/87)
 2003                                           $10.81       $.51       $ .51  $1.02       $(.53)   $  --  $(.53) $11.30
 2002                                            10.71        .54         .11    .65        (.55)      --   (.55)  10.81
 2001                                            10.18        .56         .53   1.09        (.56)      --   (.56)  10.71
 2000                                            11.12        .55        (.93)  (.38)       (.55)    (.01)  (.56)  10.18
 1999                                            11.23        .55        (.11)   .44        (.55)      --   (.55)  11.12

Class B (2/97)
 2003                                            10.81        .43         .50    .93        (.44)      --   (.44)  11.30
 2002                                            10.71        .46         .11    .57        (.47)      --   (.47)  10.81
 2001                                            10.18        .48         .53   1.01        (.48)      --   (.48)  10.71
 2000                                            11.11        .47        (.93)  (.46)       (.46)    (.01)  (.47)  10.18
 1999                                            11.23        .47        (.12)   .35        (.47)      --   (.47)  11.11

Class C (2/94)
 2003                                            10.81        .45         .49    .94        (.46)      --   (.46)  11.29
 2002                                            10.70        .48         .12    .60        (.49)      --   (.49)  10.81
 2001                                            10.17        .50         .53   1.03        (.50)      --   (.50)  10.70
 2000                                            11.11        .49        (.93)  (.44)       (.49)    (.01)  (.50)  10.17
 1999                                            11.23        .49        (.12)   .37        (.49)      --   (.49)  11.11

Class R (2/97)
 2003                                            10.82        .53         .50   1.03        (.54)      --   (.54)  11.31
 2002                                            10.71        .57         .11    .68        (.57)      --   (.57)  10.82
 2001                                            10.18        .58         .53   1.11        (.58)      --   (.58)  10.71
 2000                                            11.12        .57        (.93)  (.36)       (.57)    (.01)  (.58)  10.18
 1999                                            11.23        .58        (.12)   .46        (.57)      --   (.57)  11.12
-------------------------------------------------------------------------------------------------------------------------


                                                                 Ratios/Supplemental Data
Class (Inception Date)                                  -----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
                                                 Total    Assets       Net         Net   Turnover
Year Ended May 31,                           Return(b)     (000) Assets(c)   Assets(c)       Rate
--------------------------------------------------------------------------------------------------

Class A (8/87)
 2003                                             9.63% $233,996       .86%       4.65%        14%
 2002                                             6.20   207,890       .87        5.02         13
 2001                                            10.93   202,698       .87        5.31         13
 2000                                            (3.47)  194,271       .96        5.25         21
 1999                                             3.95   238,498       .86        4.87         12

Class B (2/97)
 2003                                             8.80    11,912      1.61        3.90         14
 2002                                             5.38     9,091      1.62        4.27         13
 2001                                            10.10     6,991      1.62        4.55         13
 2000                                            (4.13)    5,165      1.71        4.51         21
 1999                                             3.09     5,286      1.61        4.13         12

Class C (2/94)
 2003                                             8.93    23,336      1.41        4.10         14
 2002                                             5.72    20,076      1.41        4.46         13
 2001                                            10.31    12,589      1.42        4.76         13
 2000                                            (4.03)   10,229      1.50        4.69         21
 1999                                             3.31    13,444      1.41        4.32         12

Class R (2/97)
 2003                                             9.80       534       .66        4.86         14
 2002                                             6.47       507       .67        5.22         13
 2001                                            11.11       470       .67        5.51         13
 2000                                            (3.29)      442       .77        5.47         21
 1999                                             4.17       393       .65        5.08         12
--------------------------------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .85%, 1.60%, 1.40% and .65% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.66%, 3.91%, 4.11% and 4.86% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Nuveen Ohio Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  --------------------------

                                                                          Net
                                                                     Realized
                                                                          and                                     Ending
                                             Beginning        Net  Unrealized                Net                     Net
                                             Net Asset Investment  Investment         Investment  Capital          Asset
Year Ended May 31,                               Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value
-------------------------------------------------------------------------------------------------------------------------

Class A (6/85)
 2003                                           $11.16       $.54       $ .62  $1.16       $(.54)   $  --  $(.54) $11.78
 2002                                            11.10        .55         .06    .61        (.55)      --   (.55)  11.16
 2001                                            10.62        .57         .48   1.05        (.57)      --   (.57)  11.10
 2000                                            11.57        .57        (.93)  (.36)       (.57)    (.02)  (.59)  10.62
 1999                                            11.74        .58        (.13)   .45        (.58)    (.04)  (.62)  11.57

Class B (2/97)
 2003                                            11.15        .45         .63   1.08        (.46)      --   (.46)  11.77
 2002                                            11.09        .47         .05    .52        (.46)      --   (.46)  11.15
 2001                                            10.62        .48         .48    .96        (.49)      --   (.49)  11.09
 2000                                            11.56        .49        (.93)  (.44)       (.48)    (.02)  (.50)  10.62
 1999                                            11.73        .49        (.12)   .37        (.50)    (.04)  (.54)  11.56

Class C (8/93)
 2003                                            11.15        .47         .62   1.09        (.48)      --   (.48)  11.76
 2002                                            11.09        .49         .06    .55        (.49)      --   (.49)  11.15
 2001                                            10.61        .51         .48    .99        (.51)      --   (.51)  11.09
 2000                                            11.56        .51        (.93)  (.42)       (.51)    (.02)  (.53)  10.61
 1999                                            11.73        .52        (.13)   .39        (.52)    (.04)  (.56)  11.56

Class R (2/97)
 2003                                            11.15        .56         .62   1.18        (.56)      --   (.56)  11.77
 2002                                            11.09        .57         .06    .63        (.57)      --   (.57)  11.15
 2001                                            10.62        .59         .48   1.07        (.60)      --   (.60)  11.09
 2000                                            11.57        .60        (.94)  (.34)       (.59)    (.02)  (.61)  10.62
 1999                                            11.73        .60        (.12)   .48        (.60)    (.04)  (.64)  11.57
-------------------------------------------------------------------------------------------------------------------------


                                                                 Ratios/Supplemental Data
Class (Inception Date)                                  -----------------------------------------
                                                                              Ratio of
                                                                  Ratio of         Net
                                                                  Expenses  Investment
                                                          Ending        to   Income to
                                                             Net   Average     Average  Portfolio
                                                 Total    Assets       Net         Net   Turnover
Year Ended May 31,                           Return(b)     (000) Assets(c)   Assets(c)       Rate
--------------------------------------------------------------------------------------------------

Class A (6/85)
 2003                                            10.65% $385,619       .87%       4.69%        12%
 2002                                             5.57   379,342       .86        4.93         21
 2001                                            10.05   385,226       .86        5.13         12
 2000                                            (3.18)  389,898       .90        5.25         11
 1999                                             3.92   471,075       .85        4.94         11

Class B (2/97)
 2003                                             9.85    28,080      1.62        3.94         12
 2002                                             4.79    22,433      1.61        4.17         21
 2001                                             9.16    19,846      1.61        4.37         12
 2000                                            (3.82)   14,970      1.65        4.51         11
 1999                                             3.18    14,494      1.61        4.20         11

Class C (8/93)
 2003                                             9.99    50,999      1.42        4.14         12
 2002                                             5.01    44,984      1.41        4.37         21
 2001                                             9.46    41,396      1.41        4.57         12
 2000                                            (3.71)   41,220      1.45        4.69         11
 1999                                             3.39    50,889      1.40        4.39         11

Class R (2/97)
 2003                                            10.89   154,781       .67        4.89         12
 2002                                             5.80   148,302       .66        5.12         21
 2001                                            10.19   146,678       .66        5.32         12
 2000                                            (2.97)  142,031       .70        5.45         11
 1999                                             4.22   161,491       .65        5.14         11
--------------------------------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .87%, 1.61%, 1.41% and .67% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.69%, 3.94%, 4.14% and 4.89% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen Wisconsin Municipal Bond Fund



                                                           Investment Operations          Less Distributions
Class (Inception Date)                                 -----------------------------  --------------------------

                                                                          Net
                                                                     Realized
                                                                          and                                     Ending
                                             Beginning        Net  Unrealized                Net                     Net
                                             Net Asset Investment  Investment         Investment  Capital          Asset
Year Ended May 31,                               Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value
-------------------------------------------------------------------------------------------------------------------------

Class A (6/94)
 2003                                           $10.14       $.43       $ .49  $ .92       $(.44)   $  --  $(.44) $10.62
 2002                                             9.97        .44         .17    .61        (.44)      --   (.44)  10.14
 2001                                             9.24        .45         .72   1.17        (.44)      --   (.44)   9.97
 2000                                            10.20        .44        (.95)  (.51)       (.44)    (.01)  (.45)   9.24
 1999                                            10.28        .47        (.08)   .39        (.47)      --   (.47)  10.20

Class B (2/97)
 2003                                            10.17        .36         .49    .85        (.37)      --   (.37)  10.65
 2002                                            10.00        .37         .17    .54        (.37)      --   (.37)  10.17
 2001                                             9.27        .38         .72   1.10        (.37)      --   (.37)  10.00
 2000                                            10.23        .37        (.95)  (.58)       (.37)    (.01)  (.38)   9.27
 1999                                            10.31        .39        (.08)   .31        (.39)      --   (.39)  10.23

Class C (2/97)
 2003                                            10.16        .38         .50    .88        (.39)      --   (.39)  10.65
 2002                                            10.00        .39         .16    .55        (.39)      --   (.39)  10.16
 2001                                             9.26        .40         .73   1.13        (.39)      --   (.39)  10.00
 2000                                            10.22        .39        (.95)  (.56)       (.39)    (.01)  (.40)   9.26
 1999                                            10.30        .41        (.07)   .34        (.42)      --   (.42)  10.22

Class R (2/97)
 2003                                            10.18        .46         .50    .96        (.47)      --   (.47)  10.67
 2002                                            10.02        .47         .16    .63        (.47)      --   (.47)  10.18
 2001                                             9.28        .47         .73   1.20        (.46)      --   (.46)  10.02
 2000                                            10.23        .46        (.94)  (.48)       (.46)    (.01)  (.47)   9.28
 1999                                            10.31        .49        (.08)   .41        (.49)      --   (.49)  10.23
-------------------------------------------------------------------------------------------------------------------------


                                                                Ratios/Supplemental Data
Class (Inception Date)                                  ----------------------------------------
                                                                             Ratio of
                                                                 Ratio of         Net
                                                                 Expenses  Investment
                                                         Ending        to   Income to
                                                            Net   Average     Average  Portfolio
                                                 Total   Assets       Net         Net   Turnover
Year Ended May 31,                           Return(b)    (000) Assets(c)   Assets(c)       Rate
-------------------------------------------------------------------------------------------------

Class A (6/94)
 2003                                             9.41% $42,360       .93%       4.19%         8%
 2002                                             6.26   40,199       .93        4.39         19
 2001                                            12.84   30,944       .97        4.59         16
 2000                                            (5.04)  30,146      1.02        4.62         26
 1999                                             3.83   29,217       .68        4.53          9

Class B (2/97)
 2003                                             8.53    5,960      1.67        3.44          8
 2002                                             5.49    5,224      1.68        3.65         19
 2001                                            11.98    4,401      1.72        3.84         16
 2000                                            (5.75)   3,977      1.76        3.87         26
 1999                                             3.05    3,795      1.43        3.78          9

Class C (2/97)
 2003                                             8.83    4,536      1.47        3.64          8
 2002                                             5.58    3,282      1.51        3.85         19
 2001                                            12.31    5,408      1.52        4.04         16
 2000                                            (5.56)   4,366      1.57        4.07         26
 1999                                             3.29    3,457      1.23        3.99          9

Class R (2/97)
 2003                                             9.62      176       .72        4.39          8
 2002                                             6.36       97       .73        4.60         19
 2001                                            13.10       51       .77        4.79         16
 2000                                            (4.73)      45       .79        4.81         26
 1999                                             4.04      107       .48        4.73          9
-------------------------------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .91%, 1.66%, 1.45% and .70% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.20%, 3.45%, 3.65% and 4.41% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Appendix  Additional State Information




                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.



                       Kansas



                       The Kansas economy continues to plug along in spite of ongoing job losses. The State's economy resembles the national profile, with aircraft manufacturing, telecommunications, and agriculture as its core industries. Services and transportation continue to serve as important drivers of growth. Because of the industrial diversity that provides stability and strength during economic cycles, the State has held up reasonably well during the recent recession. However, as aircraft manufacturing and telecommunication sectors are both suffering from slow demand and massive layoffs, Kansas is faced with growing short-term challenges.



                       The Kansas budget for 2004 stands at $10.2 billion and is balanced with several "accounting maneuvers" that postpone fiscal reckoning into budget year 2005. The State's debt per capita is $824, above the Moody's national median of $573.



                       The State's unemployment rate was 5.0% in July 2003, down from 5.3% in July 2002, and well below the national average of 6.2% in July 2003. Per capita income grew 2.5% to $29,141 in 2002, which is approximately 94% of the national average of $30,941.



                       The Kansas State Treasury does not issue general obligation debt. The State instead relies on revenue and lease financing through the Department of Transportation
                       (KDOT) and the Development Finance Authority (KDFA). KDFA provides financing for various public purpose projects, including prison construction, state offices, energy conservation, and university facilities. As of September 4, 2003, KDOT obligations were rated Aa1 with a negative outlook by Moody's, AA+ with a negative outlook by Standard and Poor's, and were not rated by Fitch. These ratings do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Kansas personal income tax to the extent they are paid out of income earned on all Kansas municipal bonds issued after December 31, 1987, on specified Kansas municipal bonds issued before that date, or on U.S. government securities. While dividends paid out of income earned on Kansas municipal bonds are not subject to Kansas tax, if you are subject to tax in a state other than Kansas, these dividends may be included in calculating taxable income for that state. You will be subject to Kansas personal income tax, however, to the extent the


                                                                       Appendix
                       fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders who pay Kansas corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.





                       Kentucky



                       Kentucky's economic performance has taken a negative turn. Job losses in the State's manufacturing and construction sectors have accelerated sharply in 2003 and the State's unemployment rate has begun rising again. Services and trade sectors and the auto manufacturing industry are more profitable; however, auto manufacturers are expected to report year over year losses that should ultimately lead to layoffs at Kentucky plants. Kentucky's outlook is for slow to stagnant growth for the rest of the year with gradual recovery in 2004 once the U.S. economy recovers.



                       Kentucky's average unemployment rate in July 2003 was 6.1%, compared to the national average of 6.2% in July 2003, and up from the State's 5.5% average in July 2002. Per capita income was $25,079 in 2002, which is approximately 83% of the national average of $30,941, and remains among the lowest income levels in the U.S.



                       Although Kentucky has not issued general obligation debt since 1965, the State is an active issuer of appropriation-secured debt through several agencies. As of September 4, 2003, obligations secured by appropriations of the State were rated Aa3, A+, and AA-by Moody's, Standard & Poor's, and Fitch, respectively. These ratings do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest. Moody's outlook remains negative as the adoption of a structurally unbalanced budget in March 2003 deferred the tough budget decisions to the next 2005-2006 biennium. Kentucky's long-running budget deficits continue to affect the State's ability to fund healthcare and education programs.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to the Kentucky individual income tax to the extent they are paid out of income earned on Kentucky municipal bonds or U.S. government securities. While dividends paid out of income earned on Kentucky municipal bonds are not subject to Kentucky income tax, if you are subject to tax in a state other than Kentucky, these dividends may be included in calculating taxable income for that state. You will be subject to Kentucky personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize a capital gain on the transaction. You will not be subject to the Kentucky intangible property tax on your fund shares.



                       The treatment of corporate shareholders who pay Kentucky corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       Michigan



                       Michigan's economic slowdown may be bottoming out with employment in manufacturing close to stabilizing and employment in other major industrial sectors improving. However, Michigan's core auto manufacturing industry remains weak due to declining motor vehicle sales and more consolidation in the industry. The poor medium-term outlook for construction does not bode


Appendix
                       well for a rebound in western Michigan's office furniture industry. The State is expected to lag the nation in growth throughout the year and then begin a slow rebound in 2004.



                       Michigan's unemployment rate rose to 7.4% in July 2003, up substantially from 6.2% in July 2002, and well above the national average of 6.2% in July 2003. Per capita income continues to increase each year and was $30,296 in 2002, which is just below the national average of $30,941. The fiscal 2004 budget was balanced and addressed a $1.7 billion shortfall with no broad-based tax increases, but legislators may have extended fiscal strain into the future.



                       As of September 4, 2003, the State's general obligation bonds are rated AAA, Aaa, and AA+ by Standard & Poor's, Moody's, and Fitch, respectively. Moody's and Standard & Poor's revised their outlook to negative in 2003 reflecting ongoing fiscal pressures and budget challenges regarding union concessions included in the governor's proposal. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Michigan personal income tax to the extent they are paid out of income earned on Michigan municipal bonds or paid out of income earned on, or capital gains realized from, the sale of U.S. government securities. You will be subject to Michigan personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains (other than capital gains realized from the sale of U.S. government securities) or if you sell or exchange fund shares and realize a capital gain on the transaction. Taxpayers who are senior citizens may be eligible for special tax treatment with respect to taxable income and capital gains. If you reside in a Michigan city that imposes local income taxes, you will not be subject to these taxes on the fund's distributions of income attributable to interest earned on Michigan municipal bonds or U.S. government securities or to gains on the sale of U.S. government securities.



                       While the dividends paid out of income earned on Michigan municipal bonds and capital gains attributable to the disposal of U.S. government securities are not subject to Michigan tax, if you are subject to tax in a state other than Michigan, these dividends and gains may be included in calculating taxable income for that state.



                       The treatment of corporate shareholders who pay Michigan corporate income tax differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       Missouri



                       Missouri's employment outlook remains very weak as several of the State's major industries continue to shed jobs. Manufacturing, transportation, and utilities are particularly hard hit. Growth in other sectors such as trade and services, which offset the loss in production base in the past few years, has also softened and has not brought much employment outside the manufacturing sector. St. Louis, the largest metro area in the State and one of the largest automobile producing metro areas in the nation, continues to underperform, reflecting weakness in the auto industry and potential risk of Big 3 plant closures both in St. Louis and Kansas City. The State's economic recovery is expected to increase in the second half of the year, but to continue to lag national economic trends longer term.



                       The State's unemployment rate was 5.6% in July 2003, down slightly from 5.7% in July 2002, and below the national average of 6.2% in July 2003. Given the


                                                                       Appendix
                       weak employment outlook, the unemployment rate is lower than expected due to a shrinking labor force, not increased hiring. Per capita income increased 2.5% during 2002 to $28,936, which is approximately 93.5% of the national average of $30,941.



                       Missouri's economy is slow and revenues continue to underperform estimates, but the State has a long history of effective management and sound financial operations as reflected in its long-standing Aaa, AAA, and AAA ratings from Moody's, Standard & Poor's, and Fitch, respectively. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Missouri personal income tax to the extent they are paid out of income earned on Missouri municipal bonds or U.S. government securities. While dividends paid out of income earned on Missouri municipal bonds are not subject to Missouri tax, if you are subject to tax in a state other than Missouri, these dividends may be included in calculating taxable income for that state. You will be subject to Missouri personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders who pay Missouri corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       Ohio



                       Ohio's pace of job loss may be slowing, which suggests that the State's manufacturing recession may be coming to an end. However, the trade and services industries still show no signs of sustained job growth. Further constraining Ohio's economic growth is its weakening demographic profile, particularly its difficulty holding on to its university graduates. Ohio's network and infrastructure, as well as the substantial presence of numerous wholesale and warehousing industries, will encourage eventual recovery, but Ohio will trail the national economy.



                       An increase in unemployment to 6.2% in July 2003 is comparable to the national average of 6.2% in July 2003, and above the 5.7% recorded by Ohio in July 2002. Per capita income of $29,405 in 2002 was 95% of the national average of $30,941. In December 2002, the Ohio Supreme Court issued an opinion regarding school funding and concluded that the State did not comply with the constitutional school requirements. The court directed the General Assembly to enact a school-funding scheme to meet its obligation to fund schools equitably, but the court did not give specific direction for fixing the problem.



                       As of September 4, 2003, Moody's rated Ohio's general obligation bonds Aa1 and Standard & Poor's and Fitch each rated the State's bonds AA+. Moody's affirms a negative outlook to reflect the State's substantial budget shortfall projected for the 2004-2005 biennium and the existing structural budget imbalances that continue to contribute to fiscal budget stress. Standard & Poor's revised its outlook to stable from negative on July 10, 2003. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Ohio personal income tax, Ohio school district income taxes, and Ohio municipal


Appendix
                       income taxes to the extent they are derived from interest on Ohio municipal bonds or U.S. government securities or attributable to gain made on the sale, exchange, or other disposition of Ohio municipal bonds by the fund. While dividends paid out of income earned on Ohio municipal bonds are not subject to Ohio tax, if you are subject to tax in a state other than Ohio, these dividends may be included in calculating taxable income for that state. You will, however, be subject to Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes to the extent the fund distributes any taxable income or realized capital gains (other than capital gains on Ohio municipal bonds) or if you sell or exchange fund shares and realize a net gain on the transaction.



                       The treatment of corporate shareholders who pay Ohio corporate income tax differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       Wisconsin



                       Wisconsin's economy is beginning to show some signs of recovery with steady gains in service industries leading the way. However, persistent weakness in the State's manufacturing sector continues to hurt retail trade and construction employment across the State. Growth in California's dairy industry has diminished Wisconsin's share of a shrinking national market and contributed to the State's weak agriculture prices, as well. A recovery depends largely on a rebound in manufacturing and improved capital spending by businesses. With Wisconsin's high labor costs and taxes limiting investment and profitability in manufacturing, the State is expected to lag the national economy.



                       The State's unemployment rate was 5.6% in July 2003, an increase from the State's 5.4% unemployment rate in July 2002, but still below the national average of 6.2% in July 2003. Per capita income was $29,923 in 2002, which is approximately 96.7% of the national average of $30,941.



                       As of September 4, 2003, the State's general obligation bonds are rated Aa3, AA-, and AA by Moody's, Standard & Poor's, and Fitch, respectively. Moody's and Fitch's outlook is negative and reflects the State's persistent structural budget imbalances due to weakening tax revenues, made more severe by the State's practice of maintaining very narrow cash balances and reserves. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Wisconsin personal income tax to the extent they are paid out of income earned on certain Wisconsin municipal obligations or on U.S. government securities. While dividends paid out of income earned on certain Wisconsin municipal bonds are not subject to Wisconsin tax, if you are subject to tax in a state other than Wisconsin, these dividends may be included in calculating taxable income for that state. You will be subject to Wisconsin personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize capital gains on the transaction. A portion of these capital gains, however, may be exempt from Wisconsin personal income tax.



                       The treatment of corporate shareholders who pay Wisconsin corporate income tax differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


                                                                       Appendix

Nuveen Investments Mutual Funds



Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.



Value


Nuveen Large-Cap Value Fund


Nuveen NWQ Multi-Cap Value Fund



Balanced


Nuveen Balanced Stock and Bond Fund


Nuveen Balanced Municipal and Stock Fund



International


Nuveen NWQ International Value Fund


Growth


Nuveen Rittenhouse Growth Fund



Municipal Bond



National Funds


Nuveen High Yield Municipal Bond Fund


Nuveen All-American Municipal Bond Fund


Nuveen Insured Municipal Bond Fund


Nuveen Intermediate Duration Municipal Bond Fund


Nuveen Limited Term Municipal Bond Fund



State Funds


                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/





Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen Investments and Nuveen Advisory. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen Investments at (800) 257-8787 to request a free copy of any of these materials or other fund information; or ask your financial advisor for copies.



You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.



The funds are series of Nuveen Multistate Trust IV, whose file number is 811-07619.


1. Long-term and insured long-term portfolios.



MPR-MS6-0903D NA

                                                             September 29, 2003


NUVEEN MULTISTATE TRUST IV

Nuveen Kansas Municipal Bond Fund

Nuveen Kentucky Municipal Bond Fund

Nuveen Michigan Municipal Bond Fund

Nuveen Missouri Municipal Bond Fund

Nuveen Ohio Municipal Bond Fund

Nuveen Wisconsin Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of Nuveen Multistate Trust IV dated September 29, 2003. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.


TABLE OF CONTENTS


                                                                        Page
                                                                        ----
   Investment Policies and Investment Portfolio........................  S-2

   Management of the Trust............................................. S-13

   Investment Adviser and Investment Management Agreement.............. S-28

   Portfolio Transactions.............................................. S-30

   Net Asset Value..................................................... S-31

   Tax Matters......................................................... S-31

   Performance Information............................................. S-39

   Additional Information on the Purchase and Redemption of Fund Shares S-46

   Distribution and Service Plan....................................... S-54

   Independent Auditors, Custodian and Transfer Agent.................. S-56

   Financial Statements................................................ S-56

   Appendix A--Ratings of Investments..................................  A-1

   Appendix B--Description of Hedging Techniques.......................  B-1


   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that
Fund:


      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except each Fund may invest up to 5% of its assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided the Adviser determines such investment should enable the Fund to better maximize its existing investment in such issuer. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.



      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the U.S. Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund, and the Ohio Municipal Bond Fund.



      (3) Borrow money except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.



      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.


      (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.


      (9) Make loans except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.


      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

   The Nuveen Multistate Trust IV, formerly Nuveen Flagship Multistate Trust IV (the "Trust"), is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a se ries of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has six series: the Nuveen Kansas Municipal Bond Fund (formerly Nuveen Flagship Kansas Municipal Bond Fund and prior to that, Flagship Kansas Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Kentucky Municipal Bond Fund (formerly Nuveen Flagship Kentucky Municipal Bond Fund and prior to that, Flagship Kentucky Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Michigan Municipal Bond Fund (formerly Nuveen Flagship Michigan Municipal Bond Fund and prior to that, Flagship Michigan Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Missouri Municipal Bond Fund (formerly Nuveen Flagship Missouri Municipal Bond Fund and prior to that, Flagship Missouri Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Ohio Municipal Bond Fund (formerly Nuveen Flagship Ohio Municipal Bond

Fund and prior to that, Flagship Ohio Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Wisconsin Municipal Bond Fund (formerly Nuveen Flagship Wisconsin Municipal Bond Fund and prior to that, Flagship Wisconsin Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 that must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.


   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

   The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other security or index inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for such securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.


   The portfolio turnover rates for the 2002 and 2003 fiscal years for the Funds were:



                                                      Fiscal Year
                                                      -----------
                                                      2002  2003
                                                      ----  ----
                 Nuveen Kansas Municipal Bond Fund... 17%   12%
                 Nuveen Kentucky Municipal Bond Fund. 14    14
                 Nuveen Michigan Municipal Bond Fund. 19    10
                 Nuveen Missouri Municipal Bond Fund. 13    14
                 Nuveen Ohio Municipal Bond Fund..... 21    12
                 Nuveen Wisconsin Municipal Bond Fund 19     8


When-Issued Securities or Delayed-Delivery Securities

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

Special Considerations Relating to Municipal Obligations of Designated States


   As described in the Prospectus, except for investments in temporary investments, each Fund will invest substantially all of its assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state, generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

Factors Pertaining to Kansas



   The Kansas economy continues to plug along in spite of ongoing job losses. The State's economy resembles the national profile, with aircraft manufacturing, telecommunications, and agriculture as its core industries. Services and transportation continue to serve as important drivers of growth. Because of the industrial diversity that provides stability and strength during economic cycles, the State has held up reasonably well during the recent recession. However, as aircraft manufacturing and telecommunication sectors are both suffering from slow demand and massive layoffs, Kansas is faced with growing short-term challenges.



   The Kansas budget for 2004 stands at $10.2 billion and is balanced with several "accounting maneuvers" that postpone fiscal reckoning into budget year 2005. The State's debt per capita is $824, above the Moody's national median of $573.



   The State's unemployment rate was 5.0% in July 2003, down from 5.3% in July 2002, and well below the national average of 6.2% in July 2003. Per capita income grew 2.5% to $29,141 in 2002, which is approximately 94% of the national average of $30,941.



   The Kansas State Treasury does not issue general obligation debt. The State instead relies on revenue and lease financing through the Department of Transportation (KDOT) and the Development Finance Authority (KDFA). KDFA provides financing for various public purpose projects, including prison construction, state offices, energy conservation, and university facilities. As of September 4, 2003, KDOT obligations were rated Aa1 with a negative outlook by Moody's, AA+ with a negative outlook by Standard and Poor's, and were not rated by Fitch. These ratings do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Kentucky



   Kentucky's economic performance has taken a negative turn. Job losses in the State's manufacturing and construction sectors have accelerated sharply in 2003 and the State's unemployment rate has begun rising again. The services and trade sectors remain profitable, as does the auto manufacturing industry; however, auto manufacturers are expected to report year over year losses that should ultimately lead to layoffs at Kentucky plants. If the national economy continues to weaken, Kentucky will be particularly vulnerable given the cyclical nature of state economic activity.



   Kentucky's average unemployment rate in July 2003 was 6.1%, compared to the national average of 6.2% in July 2003, and up from the State's 5.5% average in July 2002. Per capita income was $25,079 in 2002, which is approximately 83% of the national average of $30,941, and remains among the lowest income levels in the U.S. The State finally adopted its 2003-2004 budget in March 2003, nine months into the fiscal year. The budget is structurally unbalanced and defers the tough budget decisions to the 2005-2006 biennium.



   Although Kentucky has not issued general obligation debt since 1965, the State is an active issuer of appropriation-secured debt through several agencies. As of September 4, 2003, obligations secured by appropriations of the State were rated Aa3, A+, and AA- by Moody's, Standard & Poor's, and Fitch, respectively. These ratings do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Michigan



   After experiencing record low unemployment during the past few years, Michigan's economic slowdown may be bottoming out with employment in manufacturing stabilizing and employment in other major industrial sectors improving. However, Michigan's core auto manufacturing industry remains weak due to declining motor vehicle sales and more consolidation in the industry. The housing markets are overbuilt and are depressing house price appreciation. Consumer conditions have deteriorated more than the national average.

   The State's unemployment rate rose to 7.4% in July 2003 from 6.2% in July 2002, well above the national average of 6.2% in July 2003. Per capita income continues to increase each year and was $30,296 in 2002, which is just below the national average of $30,941. The fiscal 2004 budget was balanced and addressed a $1.7 billion shortfall with no broad-based tax increases.



   As of September 4, 2003, the State's general obligation bonds are rated AAA, Aaa, and AA+ by Standard & Poor's, Moody's, and Fitch, respectively. Moody's and Standard & Poor's revised their outlook to negative this year to reflect ongoing fiscal pressures and budget challenges regarding union concessions included in the governor's proposal. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Missouri



   Along with the national recession, Missouri's economy continues to experience slowdown, with the manufacturing and transportation sectors being particularly hard hit. Since its manufacturing sector concentrates on old-economy and less value-added industries, upside potential is limited and growth has been slower than the overall growth of the national economy. Growth in other sectors such as trade and services, which offset the loss in production base in the past few years, has softened and has not brought much employment outside the manufacturing sector. Missouri's economy has benefited from its central location, low cost of living, and highly skilled workforce. The State's diverse economy is expected to expand with the national recovery, yet at a weaker pace.



   The State's unemployment rate was 5.6% in July 2003, down slightly from the 5.7% in July 2002, and also below the national average of 6.2% in July 2003. Per capita income increased 2.5% during 2002 to $28,936, which is approximately 93.5% of the national average of $30,941.



   Missouri retains financial balance through strategic budget management and, as such, the State's overall creditworthiness is reflected in its long-standing Aaa, AAA, and AAA ratings by Moody's, Standard & Poor's, and Fitch, respectively. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Ohio



   Following national trends, Ohio's pace of job loss may be slowing, which suggests that the State's manufacturing recession may be ending. Although manufacturing has finally stabilized, the trade and service industries still show no signs of sustained job growth. Further constraining Ohio's economic growth is its weakening demographic profile, particularly its difficulty holding onto its university graduates. Longer term, Ohio's economy is expected to continue to expand albeit at a slower pace. Ohio's network and infrastructure, as well as the presence of numerous wholesale and warehousing industries, will encourage recovery.



   An increase in unemployment to 6.2% in July 2003 is comparable to the national average of 6.2% in July 2003 and above the 5.7% recorded by Ohio in July 2002. Per capita income of $29,405 in 2002 is 95% of the national average of $30,941.



   In December 2002, the Ohio Supreme Court issued an opinion regarding school funding and concluded that the State did not comply with the constitutional school funding requirements. The court directed the General Assembly to enact a school-funding scheme that is thorough and efficient. The potential impact of the court ruling on the State's financial position remains unclear.



   As of September 4, 2003, Moody's rated Ohio's general obligation bonds Aa1, while Standard & Poor's and Fitch each rated the State's bonds AA+. Moody's affirms a negative outlook to reflect the State's substantial projected budget gap in 2004-2005 and the reliance on one-time resources to balance operations. Standard & Poor's revised its outlook to stable from negative on July 10, 2003. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to Wisconsin



   After the increased layoffs, declining working hours, and stagnant employment growth amid a national recession, the State's economy has shown some signs of recovery in recent months, with service industries leading the way. However, the state's manufacturing climate remains weak, which bodes poorly for retail trade and construction employment across the state. A state recovery depends largely on a rebound in manufacturing and improved capital spending by businesses. With Wisconsin's high labor costs and taxes limiting investment and profitability, the state is expected to lag the national economic recovery.



   The State's unemployment rate was 5.6% in July 2003, a increase from the State's 5.4% unemployment rate in July 2002, but still below the national average of 6.2% in July 2003. Per capita income was $29,923 in 2002, which is approximately 96.7% of the national average of $30,941.



   As of September 4, 2003, the State's general obligation bonds are rated Aa3, AA-, and AA by Moody's, Standard & Poor's, and Fitch, respectively. The agencies downgraded the State's general obligation bonds last year because of projected erosion of the State's reserves due to declining tax revenues and the consequential loss of budgetary flexibility to address revenue shortfalls caused by future economic downturns. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.




Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

   No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.


   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.


Short-Term Investments

   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   The Funds may invest in the following federally tax-exempt short-term investments:

      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under their investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

   Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Funds will bear their proportionate share of the money market fund's fees and expenses.

      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

   The Funds may also invest in the following taxable short-term investments:

   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

   Money Market Funds--These Funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.

   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT OF THE TRUST

Directors and Officers


   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at 12, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and 11 of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.



                                                                                           Number of
                                                                                          Portfolios
                                   Positions and Offices                                    in Fund
                                       with the Trust          Principal Occupations        Complex
         Name                      and Year First Elected  Including Other Directorships  Overseen by
      and Address        Birthdate      or Appointed          During Past Five Years        Trustee
      -----------        --------- ----------------------  -----------------------------  -----------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger*  3/28/49    Chairman of the      Chairman and Director (since        140
333 West Wacker Drive                Boards and Trustee   1996) of Nuveen Investments,
Chicago, IL 60606                    1996                 Inc., Nuveen Investments, LLC,
                                                          Nuveen Advisory Corp. and
                                                          Nuveen Institutional Advisory
                                                          Corp.; Chairman and Director
                                                          (since 1997) of Nuveen Asset
                                                          Management, Inc.; Director
                                                          (since 1996) of Institutional
                                                          Capital Corporation; Chairman
                                                          and Director (since 1999) of
                                                          Rittenhouse Asset Management,
                                                          Inc.; Chairman (since 2002) of
                                                          Nuveen Investment Advisers Inc.

--------
  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory.

                                                                                              Number of
                                                                                             Portfolios
                                Positions and Offices                                          in Fund
                                    with the Trust             Principal Occupations           Complex
        Name                    and Year First Elected     Including Other Directorships     Overseen by
     and Address      Birthdate      or Appointed             During Past Five Years           Trustee
     -----------      --------- ----------------------     -----------------------------     -----------

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

William E. Bennett    10/16/46         Trustee,        Private Investor; previously,             140
333 West Wacker Drive                  2003            President and Chief Executive
Chicago, IL 60606                                      Officer, Draper & Kramer, Inc., a
                                                       private company that handles
                                                       mortgage banking, real estate
                                                       development, pension advisory and
                                                       real estate management (1995-1998).
                                                       Prior thereto, Executive Vice
                                                       President and Chief Credit Officer of
                                                       First Chicago Corporation and its
                                                       principal subsidiary, The First
                                                       National Bank of Chicago.

Robert P. Bremner     8/22/40          Trustee,        Private Investor and Management           134
333 West Wacker Drive                  1997            Consultant.
Chicago, IL 60606

Lawrence H. Brown     7/29/34          Trustee,        Retired (since 1989) as Senior Vice       134
333 West Wacker Drive                  1993            President of The Northern Trust
Chicago, IL 60606                                      Company; Director of the United
                                                       Way Highland Park--Highwood.
                                                       (since 2002).

Jack B. Evans         10/22/48         Trustee,        President, The Hall-Perrine                70
333 West Wacker Drive                  2003            Foundation, a private philanthropic
Chicago, IL 60606                                      corporation (since 1996); Director,
                                                       Alliant Energy; Director and Vice
                                                       Chairman, United Fire & Casualty
                                                       Company; Director, Federal Reserve
                                                       Bank of Chicago; formerly,
                                                       President and Chief Operating
                                                       Officer, SCI Financial Group, Inc., a
                                                       regional financial services firm.

Anne E. Impellizzeri  1/26/33          Trustee,        Retired; formerly, Executive Director     134
333 West Wacker Drive                  1994            (1998-2001) of Manitoga (Center for
Chicago, IL 60606                                      Russel Wright's Design with
                                                       Nature); formerly, President and
                                                       Executive Officer of Blanton-Peale
                                                       Institutes Chief of Religion and
                                                       Health (since 1990); prior thereto,
                                                       Vice President, Metropolitan Life
                                                       Insurance Co.

                                                                                             Number of
                                                                                            Portfolios
                                Positions and Offices                                         in Fund
                                    with the Trust            Principal Occupations           Complex
        Name                    and Year First Elected    Including Other Directorships     Overseen by
     and Address      Birthdate      or Appointed            During Past Five Years           Trustee
     -----------      --------- ----------------------    -----------------------------     -----------

William L. Kissick    7/29/32          Trustee,        Professor Emeritus, School of             70
333 West Wacker Drive                  2003            Medicine and the Wharton School
Chicago, IL 60606                                      of Management and former
                                                       Chairman, Leonard Davis Institute
                                                       of Health Economics, University of
                                                       Pennsylvania; Adjunct Professor,
                                                       Health Policy and Management,
                                                       Yale University.

Thomas E. Leafstrand  11/11/31         Trustee,        Retired; previously, Vice President       70
333 West Wacker Drive                  2003            in charge of Municipal Underwriting
Chicago, IL 60606                                      and Dealer Sales at The Northern
                                                       Trust Company.

Peter R. Sawers        4/3/33          Trustee,        Adjunct Professor of Business and        134
333 West Wacker Drive                  1991            Economics, University of Dubuque,
Chicago, IL 60606                                      Iowa; formerly (1991-2000) Adjunct
                                                       Professor, Lake Forest Graduate
                                                       School of Management, Lake Forest,
                                                       Illinois; prior thereto, Executive
                                                       Director, Towers Perrin Australia, a
                                                       management consulting firm;
                                                       Chartered Financial Analyst;
                                                       Director, Executive Service Corps of
                                                       Chicago a not-for-profit
                                                       organization; Certified Management
                                                       Consultant.

William J. Schneider  9/24/44          Trustee,        Senior Partner and Chief Operating       134
333 West Wacker Drive                  1997            Officer, Miller-Valentine Group,
Chicago, IL 60606                                      Vice President, Miller-Valentine
                                                       Realty, a construction company;
                                                       Chair, Miami Valley Hospital; Chair,
                                                       Dayton Development Coalition;
                                                       formerly, Member, Community
                                                       Advisory Board, National City Bank,
                                                       Dayton, Ohio and Business
                                                       Advisory Council, Cleveland Federal
                                                       Reserve Bank.

Judith M. Stockdale   12/29/47         Trustee,        Executive Director, Gaylord and          134
333 West Wacker Drive                  1997            Dorothy Donnelley Foundation
Chicago, IL 60606                                      (since 1994); prior thereto,
                                                       Executive Director, Great Lakes
                                                       Protection Fund (from 1990 to
                                                       1994).

                                                                                              Number of
                                                                                             Portfolios
                                Positions and Offices                                          in Fund
                                    with the Trust             Principal Occupations           Complex
        Name                    and Year First Elected     Including Other Directorships     Overseen by
     and Address      Birthdate      or Appointed             During Past Five Years           Trustee
     -----------      --------- ----------------------     -----------------------------     -----------

Sheila W. Wellington  2/24/32      Trustee,            President (since 1993) of Catalyst (a      70
333 West Wacker Drive              2003                not-for-profit organization focusing
Chicago, IL 60606                                      on women's leadership development
                                                       in business and the professions).

Officers of the Trust:
----------------------

Gifford R. Zimmerman   9/9/56      Chief               Managing Director (since 2002),           140
333 W. Wacker Drive                  Administrative    Assistant Secretary and Associate
Chicago, IL 60606                    Officer,          General Counsel, formerly, Vice
                                   1996                President and Assistant General
                                                       Counsel, of Nuveen Investments,
                                                       LLC; Managing Director (since
                                                       2002), General Counsel (since 1998)
                                                       and Assistant Secretary, formerly,
                                                       Vice President of Nuveen Advisory
                                                       Corp. and Nuveen Institutional
                                                       Advisory Corp.; Managing Director
                                                       (since 2002) and Assistant Secretary
                                                       and Associate General Counsel,
                                                       formerly, Vice President (since
                                                       2000) of Nuveen Asset Management,
                                                       Inc.; Assistant Secretary of Nuveen
                                                       Investments, Inc. (since 1994);
                                                       Assistant Secretary of NWQ
                                                       Investment Management Company,
                                                       LLC (since 2002); Vice President and
                                                       Assistant Secretary of Nuveen
                                                       Investments Advisers Inc. (since
                                                       2002); Managing Director, Associate
                                                       General Counsel and Assistant
                                                       Secretary of Rittenhouse Asset
                                                       Management, Inc. (since May 2003);
                                                       Chartered Financial Analyst;
                                                       Assistant Secretary (since 2003) of
                                                       Symphony Asset Management LLC.

Michael T. Atkinson    2/3/66   Vice President and     Vice President (since 2002),              140
333 W. Wacker Drive               Assistant            formerly, Assistant Vice President
Chicago, IL 60606                 Secretary,           (since 2000), previously, Associate
                                2000                   of Nuveen Investments.

Paul L. Brennan       11/10/66     Vice President,     Vice President (since 2002),              122
333 W. Wacker Drive                1999                formerly, Assistant Vice President
Chicago, IL 60606                                      (since 1997), of Nuveen Advisory
                                                       Corp.; Chartered Financial Analyst
                                                       and Certified Public Accountant.

                                                                                               Number of
                                                                                              Portfolios
                                Positions and Offices                                           in Fund
                                    with the Trust             Principal Occupations            Complex
        Name                    and Year First Elected     Including Other Directorships      Overseen by
     and Address      Birthdate      or Appointed             During Past Five Years            Officer
     -----------      --------- ----------------------     -----------------------------      -----------

Peter H. D'Arrigo     11/28/67    Vice President and   Vice President of Nuveen Investments,      140
333 W. Wacker Drive                 Treasurer,         LLC (since 1999), prior thereto,
Chicago, IL 60606                 1999                 Assistant Vice President (from 1997);
                                                       Vice President and Treasurer (since
                                                       1999) of Nuveen Investments, Inc.;
                                                       Vice President and Treasurer (since
                                                       1999) of Nuveen Advisory Corp. and
                                                       Nuveen Institutional Advisory Corp.;
                                                       Vice President and Treasurer of
                                                       Nuveen Asset Management, Inc. (since
                                                       2002) and of Nuveen Investment
                                                       Advisers Inc. (since 2002); Assistant
                                                       Treasurer of NWQ Investment
                                                       Management Company, LLC (since
                                                       2002); Treasurer (since 2003) of
                                                       Symphony Asset Management LLC;
                                                       Chartered Financial Analyst.

Susan M. DeSanto       9/8/54     Vice President,      Vice President of Nuveen Advisory          140
333 W. Wacker Drive               2001                 Corp. (since 2001); previously,
Chicago, IL 60606                                      Vice President of Van Kampen
                                                       Investment Advisory Corp.
                                                       (since 1998).

Jessica R. Droeger    9/24/64     Vice President       Vice President (since 2002), Assistant     140
333 W. Wacker Drive                 and Secretary,     Secretary and Assistant General
Chicago, IL 60606                 2000                 Counsel (since 1998) formerly,
                                                       Assistant Vice President (since 1998)
                                                       of Nuveen Investments, LLC; Vice
                                                       President (since 2002) and Assistant
                                                       Secretary (since 1998) formerly,
                                                       Assistant Vice President of Nuveen
                                                       Advisory Corp.; and Nuveen
                                                       Institutional Advisory Corp.

Lorna C. Ferguson     10/24/45    Vice President,      Vice President of Nuveen Investments,      140
333 W. Wacker Drive               1998                 LLC; Vice President (since 1998) of
Chicago, IL 60606                                      Nuveen Advisory Corp. and Nuveen
                                                       Institutional Advisory Corp.

William M. Fitzgerald  3/2/64     Vice President,      Managing Director (since 2002),            140
333 W. Wacker Drive               1997                 formerly, Vice President of Nuveen
Chicago, IL 60606                                      Investments; Managing Director (since
                                                       1997), of Nuveen Advisory Corp. and
                                                       Nuveen Institutional Advisory Corp.;
                                                       Managing Director of Nuveen Asset
                                                       Management, Inc. (since 2001); Vice
                                                       President of Nuveen Investments
                                                       Advisers Inc. (since 2002); Chartered
                                                       Financial Analyst.

                                                                                               Number of
                                                                                              Portfolios
                                Positions and Offices                                           in Fund
                                    with the Trust             Principal Occupations            Complex
        Name                    and Year First Elected     Including Other Directorships      Overseen by
     and Address      Birthdate      or Appointed             During Past Five Years            Officer
     -----------      --------- ----------------------     -----------------------------      -----------

Stephen D. Foy         5/31/54    Vice President and   Vice President (since 1993) and            140
333 W. Wacker Drive                 Controller,        Funds Controller (since 1998) of
Chicago, IL 60606                 1997                 Nuveen Investments, LLC, Vice
                                                       President and Funds Controller
                                                       (since 1998) of Nuveen Investments,
                                                       Inc.; Certified Public Accountant.

J. Thomas Futrell      7/5/55     Vice President,      Vice President of Nuveen Advisory          122
333 W. Wacker Drive               1997                 Corp.; Chartered Financial Analyst.
Chicago, IL 60606

Richard A. Huber       3/26/63    Vice President,      Vice President of Nuveen                   122
333 W. Wacker Drive               1997                 Institutional Advisory Corp. (since
Chicago, IL 60606                                      1998) and Nuveen Advisory Corp.
                                                       (since 1997); prior thereto, Vice
                                                       President and Portfolio Manager of
                                                       Flagship Financial, Inc.

Steven J. Krupa        8/21/57    Vice President,      Vice President of Nuveen Advisory          122
333 W. Wacker Drive               1997                 Corp.
Chicago, IL 60606

David J. Lamb          3/22/63    Vice President,      Vice President (since 2000) of             140
333 W. Wacker Drive               2000                 Nuveen Investments, LLC,
Chicago, IL 60606                                      previously Assistant Vice President
                                                       (since 1999); prior thereto, Associate
                                                       of Nuveen Investments; Certified
                                                       Public Accountant.

Tina M. Lazar          8/27/61    Vice President,      Vice President of Nuveen                   140
333 West Wacker Drive             2002                 Investments, LLC (since 1999); prior
Chicago, IL. 60606                                     thereto, Assistant Vice President
                                                       (since 1993).

                                                                                                 Number of
                                                                                                Portfolios
                                  Positions and Offices                                           in Fund
                                      with the Trust             Principal Occupations            Complex
         Name                     and Year First Elected     Including Other Directorships      Overseen by
      and Address       Birthdate      or Appointed             During Past Five Years            Officer
      -----------       --------- ----------------------     -----------------------------      -----------

Larry W. Martin          7/27/51    Vice President and   Vice President, Assistant Secretary        140
333 W. Wacker Drive                   Assistant          and Assistant General Counsel of
Chicago, IL 60606                     Secretary,         Nuveen Investments, LLC; Vice
                                    1997                 President and Assistant Secretary of
                                                         Nuveen Advisory Corp. and Nuveen
                                                         Institutional Advisory Corp.;
                                                         Assistant Secretary of Nuveen
                                                         Investments, Inc.; Assistant Secretary
                                                         of Nuveen Asset Management, Inc.
                                                         (since 1997); Vice President (since
                                                         2000), Assistant Secretary and
                                                         Assistant General Counsel (since
                                                         1998) of Rittenhouse Asset
                                                         Management, Inc.; Vice President
                                                         and Assistant Secretary of Nuveen
                                                         Investments Advisers Inc. (since
                                                         2002); Assistant Secretary of NWQ
                                                         Investment Management Company,
                                                         LLC (since 2002); Assistant Secretary
                                                         (since 2003) of Symphony Asset
                                                         Management LLC.

Edward F. Neild, IV      7/7/65     Vice President,      Managing Director (since 2002),            140
333 W. Wacker Drive                 1997                 formerly, Vice President of Nuveen
Chicago, IL 60606                                        Investments; Managing Director
                                                         (since 1997) of Nuveen Advisory
                                                         Corp. and Nuveen Institutional
                                                         Advisory Corp.; Managing Director
                                                         of Nuveen Asset Management, Inc.
                                                         (since 1999); Chartered Financial
                                                         Analyst.

Thomas J. O'Shaughnessy  9/4/60     Vice President,      Vice President (since January 2002),       122
333 W. Wacker Drive                 2002                 formerly, Assistant Vice President
Chicago, IL 60606                                        (1998), of Nuveen Advisory Corp.;
                                                         prior thereto, portfolio manager.

Thomas C. Spalding       7/31/51    Vice President,      Vice President of Nuveen Advisory          122
333 W. Wacker Drive                 1997                 Corp. and Nuveen Institutional
Chicago, IL 60606                                        Advisory Corp.; Chartered Financial
                                                         Analyst.





   The Board of Trustees has five standing committees: the executive committee, the audit committee, the nominating and governance committee, the dividend committee and the valuation committee.



   Robert P. Bremner, Anne E. Impellizzeri and Timothy R. Schwertfeger, Chair, serve as members of the executive committee of the Board of Trustees of the Fund. The executive committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.


   The audit committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the audit committee are William J. Schneider (Chair), William E. Bennett, Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, Thomas E. Leafstrand and Peter R. Sawers.



   The nominating and governance committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to director compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the nominating and governance committee are Robert P. Bremner, Chair, William E. Bennett, Lawrence H. Brown, Jack B. Evans, Anne E. Impellizzeri, William L. Kissick, Thomas E. Leafstrand, Peter R. Sawers, William J. Schneider, Judith M. Stockdale and Sheila W. Wellington.



   The dividend committee is authorized to declare distributions on the Trust's shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The members of the dividend committee are Timothy R. Schwertfeger, Chair, Lawrence H. Brown, Jack B. Evans and Thomas
E. Leafstrand.



   The valuation committee oversees the Trust's Pricing Procedures including, but not limited to, the review and approval of fair value pricing determinations made by Nuveen's Valuation Group. Lawrence H. Brown, Thomas E. Leafstrand and Judith M. Stockdale are the current members of the valuation committee.



   Trustees Evans, Kissick, Leafstrand and Wellington are directors or trustees, as the case may be, of 30 Nuveen open-end funds and 22 Nuveen closed-end funds managed by Nuveen Advisory and 6 open-end funds and 12 closed-end funds managed by Nuveen Institutional Advisory Corp. Trustees Bremner, Brown, Impellizzeri, Sawers, Schneider and Stockdale are also directors or trustees, as the case may be, of 30 open-end and 92 closed-end funds managed by Nuveen Advisory and 6 open-end funds and 6 closed-end funds managed by Nuveen Institutional Advisory Corp.





   Mr. Schwertfeger and Mr. Bennett are directors or trustees, as the case may be, of 30 open-end funds and 92 closed-end funds advised by Nuveen Advisory and 6 open-end and 12 closed-end funds advised by Nuveen Institutional Advisory Corp.

   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2002:



                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Timothy R. Schwertfeger    $        0            Over $100,000
      William E. Bennett.....    $        0         $50,001-$100,000
      Robert P. Bremner......    $        0          $10,001-$50,000
      Lawrence H. Brown......    $        0         $50,001-$100,000
      Jack B. Evans..........    $        0            Over $100,000
      Anne E. Impellizzeri...    $        0          $10,001-$50,000
      William L. Kissick.....    $        0         $50,001-$100,000
      Thomas E. Leafstrand...    $        0            Over $100,000
      Peter R. Sawers........    $        0            Over $100,000
      William S. Schneider...    $        0            Over $100,000
      Judith M. Stockdale....    $        0          $10,001-$50,000
      Sheila W. Wellington...    $        0            Over $100,000


   No independent trustee who is not an interested person of the Trust owns beneficially or of record, any security of Nuveen Advisory, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Nuveen Advisory or Nuveen.

   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.

   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended May 31, 2003.




                                                Amount of      Total
                                                  Total     Compensation
                                 Aggregate    Compensation   from Trust
                                Compensation  that Has Been   and Fund
            Name of Trustee     From Trust/1/  Deferred/2/    Complex
            ---------------     ------------  ------------- ------------
        Robert P. Bremner......    $3,777        $  444      $85,000/3/
        Lawrence H. Brown......    $4,112        $   --      $88,500/3/
        Anne E. Impellizzeri...    $3,900        $2,979      $84,750/3/
        Peter R. Sawers........    $3,821        $2,921      $84,500/3/
        William J. Schneider...    $3,868        $2,958      $84,000/3/
        Judith M. Stockdale....    $3,809        $  790      $84,000/3/
        William E. Bennett/5/..    $   --        $   --      $55,567/4/
        Jack B. Evans/5/.......    $   --        $   --      $51,833/4/
        William L. Kissick/5/..    $   --        $   --      $50,883/4/
        Thomas E. Leafstrand/5/    $   --        $   --      $53,783/4/
        Sheila W. Wellington/5/    $   --        $   --      $48,833/4/


--------

/(1)/The compensation paid to the independent trustees for the fiscal year ended May 31, 2003 for services to the Trust.



/(2)/Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.



/(3)/Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending May 31, 2003 for services to the open-end and closed-end funds advised by Nuveen Advisory.



/(4)/Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending May 31, 2003 for services to the open-end and closed-end funds advised by Nuveen Institutional Advisory Corp.



/(5)/Trustee was elected to the Board of the Trust on July 28, 2003. No compensation was paid to the Trustee for the one year period ended May 31, 2003 for services to the Trust or any of the open-end and closed-end funds advised by Nuveen Advisory.




   For all Nuveen Funds overseen, independent board members receive a $65,000 annual retainer plus (a) a fee of $2,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $1,000 per day for attendance in person where such in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled, board meeting; (c) a fee of $1,000 per day for attendance by telephone or in person at an Audit Committee meeting where in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required; (d) a fee of $500 per day for attendance in person or by telephone for a meeting of the dividend committee; (e) a fee of $500 per day for attendance in person at all other committee meetings on a day on which no regularly scheduled Board meeting is held in which in-person attendance is not required, plus, in each case, expenses incurred in attending such meetings. Compensation to the independent board members is allocated among the Nuveen family of funds based on assets per fund. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen Advisory or Nuveen.



   Nuveen Investments, Inc. maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by Nuveen Advisory are eligible to participate in the charitable contributions program of Nuveen Investments, Inc. Under the matching program, Nuveen Investments, Inc. will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, Nuveen Investments, Inc. makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of Nuveen Investments, Inc. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by Nuveen Investments, Inc. under the direct program is made solely at the discretion of the Corporate Contributions Committee.



   The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of each of the Funds.



   The following table sets forth the percentage ownership of each person, who, as of September 3, 2003, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.



                                                                           Percentage
NAME OF FUND AND CLASS              NAME AND ADDRESS OF OWNER             of Ownership
----------------------              -------------------------             ------------

Nuveen Kansas Municipal Bond Fund
  Class A Shares................... Merrill Lynch, Pierce, Fenner & Smith    11.87%
                                    for the sole benefit of its customers
                                    Attn: Fund Admin. / 979D0
                                    4800 Deer  Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Kansas Municipal Bond Fund   Merrill Lynch, Pierce, Fenner & Smith    12.00
  Class B Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin. / 97NC3
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Kansas Municipal Bond Fund   Merrill Lynch, Pierce, Fenner & Smith    14.35
  Class C Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin. / 97NE0
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Kansas Municipal Bond Fund   Trukan & Co                              83.24
  Class R Shares................... P.O. Box 3699
                                    Wichita, KS 67201-3699

Nuveen Kentucky Municipal Bond Fund
  Class A Shares................... Merrill Lynch, Pierce, Fenner & Smith     8.23
                                    for the sole benefit of its customers
                                    Attn: Fund Admin. / 971X8
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

                                                                           Percentage
NAME OF FUND AND CLASS              NAME AND ADDRESS OF OWNER             of Ownership
----------------------              -------------------------             ------------

Nuveen Kentucky Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith    12.97%
  Class B Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin. / 97NC4
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Kentucky Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith    27.17
  Class C Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin. / 97CM9
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Kentucky Municipal Bond Fund Hugh M. Cohen                            22.23
  Class R Shares................... 4003 Adelaide Ct.
                                    Louisville, KY 40241-4106

                                    Edward D. Jones & Co. FAO                 7.86
                                    Joseph E. Knight EDJ 421-04756-1-4
                                    P.O. Box 2500
                                    Maryland Heights, MO 63043-8500

                                    Fifth Third Bank TTEE                     7.73
                                    Joseph & Doris
                                    A/C #
                                    P.O. Box 3385
                                    Cincinnati, OH 45263-0001

                                    Bank of Benton                           44.20
                                    Attn: Linda Blanchard
                                    1012 Main St.
                                    Benton, KY 42025-1412

Nuveen Michigan Municipal Bond Fund
  Class A Shares................... Merrill Lynch, Pierce, Fenner & Smith    37.82
                                    for the sole benefit of its customers
                                    Attn: Fund Admin. / 97E75
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Michigan Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith    35.36
  Class B Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin. / 97ND4
                                    4800 Deer Lake. Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

                                    Ruth A. Weglarz                           6.11
                                    David A. & Michael J. Hagen TRS
                                    Elaine M. Hagen Irrevocable Trust
                                    U/A 06/29/99
                                    47991 Ben Franklin Dr.
                                    Shelby Township, MI 48315-4123

                                                                           Percentage
NAME OF FUND AND CLASS              NAME AND ADDRESS OF OWNER             of Ownership
----------------------              -------------------------             ------------

Nuveen Michigan Municipal Bond Fund
  Class C Shares................... Merrill Lynch, Pierce, Fenner & Smith    49.79%
                                    for the sole benefit of its customers
                                    Attn: Fund Admin. / 97GW2
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Missouri Municipal Bond Fund
  Class A Shares................... Merrill Lynch, Pierce, Fenner & Smith    13.49
                                    for the sole benefit of its customers
                                    Attn: Fund Admin. / 973G2
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Missouri Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith    21.70
  Class B Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin. / 97NC6
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

Nuveen Missouri Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith    43.30
  Class C Shares................... for the sole benefit of its customers
                                    Attn: Fund Admin. / 97DD3
                                    4800 Deer Lake Dr. E. Fl 3
                                    Jacksonville, FL 32246-6484

                                    NFSC FEBO Y02-057240                      5.23
                                    George K. Capps
                                    P.O. Box 4424
                                    Chesterfield, MO 63006-4424

Nuveen Missouri Municipal Bond Fund Frank J. Mack                             8.59
  Class R Shares................... Laverne M. Mack
                                    JT TEN
                                    851 W. Lois St.
                                    Springfield, MO 65807-2512

                                    Terry M. Moser TTEE                      16.46
                                    Terry M. Moser Rev. Trust
                                    U A DTD October 22, 1986
                                    5414 Village Courtway Ln.
                                    St. Louis, MO 63128-3847

                                    Susan Williams TTEE                      35.59
                                    Neil M. Bischoff Rev. Trust
                                    L. Bischoff Residual
                                    Trust U A DTD 9-21-93
                                    2830 Hilly Haven Court
                                    St. Louis, MO 63129-5708

                                    Pershing LLC                             34.56
                                    P.O. Box 2052
                                    Jersey City, NJ 07303-2052

                                                                            Percentage
NAME OF FUND AND CLASS               NAME AND ADDRESS OF OWNER             of Ownership
----------------------               -------------------------             ------------
Nuveen Ohio Municipal Bond Fund
  Class A Shares.................... Merrill Lynch, Pierce, Fenner & Smith    27.52%
                                     for the sole benefit of its customers
                                     Attn: Fund Admin. / 97E84
                                     4800 Deer Lake Dr. E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Ohio Municipal Bond Fund
  Class B Shares.................... Merrill Lynch, Pierce, Fenner & Smith    37.32
                                     for the sole benefit of its customers
                                     Attn: Fund Admin. / 97ND5
                                     4800 Deer Lake Dr. E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Ohio Municipal Bond Fund
  Class C Shares.................... Merrill Lynch, Pierce, Fenner & Smith    41.25
                                     for the sole benefit of its customers
                                     Attn: Fund Admin. / 97GY8
                                     4800 Deer Lake Dr. E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Wisconsin Municipal Bond Fund
  Class A Shares.................... Salomon Smith Barney Inc.                14.81
                                     00127113901
                                     333 West 34th St.--3rd Floor
                                     New York, NY 10001

Nuveen Wisconsin Municipal Bond Fund
  Class B Shares.................... Merrill Lynch, Pierce, Fenner & Smith     9.55
                                     for the sole benefit of its customers
                                     Attn: Fund Admin. / 97ND1
                                     4800 Deer Lake Dr. E. Fl 3
                                     Jacksonville, FL 32246-6484

                                     Lorraine M. Miller Trustee                5.29
                                     Lorraine M. Miller Rev. Liv. Trust
                                     U/A 06/30/93
                                     644 S. Main St.
                                     Seymour, WI 54165-1547

                                     UBS Financial Services Inc. FBO          12.33
                                     Mr. William J. Hurkman and
                                     Mrs. Marian T. Hurkman Jtten
                                     2304 South Arch St.
                                     Janesville, WI 53546-6126

                                     First Clearing Corporation                5.34
                                     A C 1552-7391
                                     Jeffrey Blakemore
                                     6669 W. Mill Rd.
                                     Milwaukee, WI 53218-1238

                                     USBancorp Piper Jaffray                   6.36
                                     A C 1840-1944
                                     U.S. Bancorp Center
                                     800 Nicollet Mall
                                     Minneapolis, MN 55402-7000

                                                                      Percentage
NAME OF FUND AND CLASS               NAME AND ADDRESS OF OWNER       of Ownership
----------------------               -------------------------       ------------

Nuveen Wisconsin Municipal Bond Fund
  Class R Shares.................... Pershing LLC                       17.42%
                                     P.O. Box 2052
                                     Jersey City, NJ 07303-2052

                                     Edward D. Jones and Co. F A O      32.62
                                     Elizabeth H. Sohn TTEE
                                     U A DTD 03 07 96 for
                                     EDJ 227-05112-1-1
                                     P.O. Box 2500
                                     Maryland Heights, MO 63043-8500

                                     John J. Churillo                   49.97
                                     John J. Churillo Trust
                                     U/A March 25 93

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Generally

   Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

   Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:


              AVERAGE DAILY NET ASSETS             Management Fee
              ------------------------             --------------
              For the first $125 million..........     .5500%
              For the next $125 million...........     .5375%
              For the next $250 million...........     .5250%
              For the next $500 million...........     .5125%
              For the next $1 billion.............     .5000%
              For the next $3 billion.............     .4750%
              On net assets of $5 billion and over     .4500%


   Nuveen Advisory has agreed to waive all or a portion of its management fee or reimburse certain expenses of the Ohio Fund in order to prevent total operating expenses (including Nuveen Advisory's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of average daily net asset value of any class of shares of the Fund.

   For the last three fiscal years, the Funds paid net management fees as follows:


                                      Management Fees Net of Expense  Fee Waivers and Expense
                                          Reimbursement Paid to         Reimbursements from
                                             Nuveen Advisory              Nuveen Advisory
                                            for the Year Ended          for the Year Ended
-                                    -------------------------------- -----------------------
                                      5/31/01    5/31/02    5/31/03   5/31/01 5/31/02 5/31/03
                                     ---------- ---------- ---------- ------- ------- -------
Nuveen Kansas Municipal Bond Fund... $  561,330 $  627,609 $  732,722  $ --     $--     $--
Nuveen Kentucky Municipal Bond Fund.  2,391,794  2,472,884  2,567,685    --      --      --
Nuveen Michigan Municipal Bond Fund.  1,519,129  1,521,050  1,524,075    --      --      --
Nuveen Missouri Municipal Bond Fund.  1,185,751  1,260,261  1,382,282    --      --      --
Nuveen Ohio Municipal Bond Fund.....  3,166,097  3,186,365  3,195,793    --      --      --
Nuveen Wisconsin Municipal Bond Fund    215,395    250,196    276,973   110      --      --


   In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.


   Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments, Inc., which owns Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange- Traded Funds. Over 1.3 million individuals have invested to date in Nuveen's funds and trusts. Founded in 1898, Nuveen brings over a century of expertise to the municipal bond market. Overall, Nuveen and its affiliates manage or oversee more than $88 billion in assets in a variety of products. Nuveen is a subsidiary of Nuveen Investments, Inc. which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, Nuveen Investments, Inc. acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.


   Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

   The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

Approval of Investment Management Agreement


   In May 2003, the independent trustees of the Funds met with members of Nuveen Advisory management to consider the possible renewal of the investment management agreement between each Fund and Nuveen Advisory. The trustees reviewed the factors set out in judicial decisions and SEC directives relating to renewal of investment management agreements, which include but are not limited to the following: (a) the nature and quality of the adviser's services;
(b) the adviser's cost in providing its services; (c) the extent to which the adviser realizes economies of scale as the fund grows larger; and (d) the independent trustees' role in approving the investment management agreement.


   In evaluating the nature and quality of the Nuveen Advisory's services, the trustees reviewed narrative and statistical information concerning the types of services Nuveen Advisory provided, the Funds' investment performance in relation to each Fund's stated objectives, each Fund's past performance, and the performance of comparable, unaffiliated funds. This information was provided well in advance of the meeting with Nuveen Advisory management, and the independent trustees thereafter met with their legal counsel to consider this information. In particular, the trustees reviewed the following, among other things: a description of the investment advisory and other services provided to the Funds by Nuveen Advisory or its affiliates; information describing the Nuveen organization and each department's responsibilities; and recent financial statements of Nuveen Advisory. The trustees also reviewed information regarding shareholder services provided by others but coordinated and reviewed by Nuveen Advisory. Further, the trustees reviewed information setting forth the investment performance of the Funds during the last year and over their recent history, and standardized industry performance data with respect to investment companies comparable in size and investment objective, and performance measured against recognized indices. This information expands upon information the trustees receive throughout the year on fund performance, expense ratios, portfolio composition, and sales activity.

   The trustees considered Nuveen Advisory's cost of providing services to determine whether its compensation is fair and reasonable and reviewed Nuveen Advisory's expense allocation methodology. The trustees considered the ratio of Nuveen Advisory's fees to its costs and the amount of its profit in relation to the nature and quality of services rendered. In evaluating the reasonableness of Nuveen Advisory's compensation, the trustees considered the following information, among other things: (a) statements of Nuveen Advisory's revenues, costs, and profits from furnishing all services to the Funds over the past year; (b) the nature and amount of any indirect benefits Nuveen Advisory and its affiliates received that are directly attributable to its management of the Funds, if any; (c) schedules of available industry data about fees charged and services provided to other comparable investment companies by their advisers; and (d) data with respect to the expense ratios of the Funds and comparable investment companies.

   The trustees also compared Nuveen Advisory's fee/expense ratio and profitability margin to those of advisers to funds with similar investment objectives and performance records, to the extent possible and in light of all of the surrounding facts and circumstances, including but not limited to each Fund's performance. The trustees also considered the payments Nuveen Advisory or its affiliates receive under Rule 12b-1 plans in determining the appropriateness of the Funds' management fees. The trustees reviewed economies of scale, including the breakpoints in the Funds' management fees (and the breakpoints of comparable competitor funds).

   The trustees did not identify any single factor discussed above as all-important or controlling. The trustees concluded that the terms of the investment management agreement were fair and reasonable, that Nuveen Advisory's fees are reasonable in light of the services provided to the Fund, and that the investment management agreement should be continued for another year.


Proxy Voting Policies



   The Funds invest their assets primarily in municipal bonds and cash management securities. On rare occasions a Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, Nuveen Advisory may pursue the Fund's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. Nuveen Advisory does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the Investment Advisers Act of 1940, but nevertheless provides reports to the Fund's Board of Trustees on its control activities on a quarterly basis.



   In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Trustees or its representative. A member of Nuveen Advisory's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the Securities and Exchange Commission ("SEC") on Form N-PX, and the results provided to the Fund's Board of Trustees and made available to shareholders as required by applicable rules.


PORTFOLIO TRANSACTIONS

   Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

   Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

   Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE


   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. New York Time) on each day on which the Exchange is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.


   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisor for more detailed information concerning the federal, state and local taxation of the Funds.

   Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. If for a tax year a Fund retains any investment company gain it will pay tax on the gain at regular corporate rates. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest, any investment company taxable income, and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.


   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.


   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deductions for corporations.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and the purchasing shareholder will be taxed on the entire amount of dividend or distribution received even though some or all of the amount distributed may be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at rates applicable to long- term capital gains, while gain on the sale of shares held for less than one year and other ordinary income will generally be taxed at ordinary income rates.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.


   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as qualified dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.


   Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, which meet the definition of private activity bonds under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.


   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable deductions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


   The Funds are required in certain circumstances to withhold an amount computed at the applicable withholding rate, of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the Code.


State Tax Matters

   The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. The tax discussion summarizes general state and local tax laws which are currently in effect and are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.

Kansas

   The following is a general, abbreviated summary of certain provisions of the applicable Kansas tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Kansas Fund. The foregoing summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Kansas Fund transactions.

   The following is based on the assumptions that the Kansas Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Kansas Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Kansas Fund's shareholders.

   The Kansas Fund will be subject to the Kansas corporate franchise tax and the Kansas corporate income tax only if it has a sufficient nexus with Kansas. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions by the Kansas Fund that are attributable to interest on any obligation of Kansas and its political subdivisions issued after December 31, 1987, and interest on certain such obligations issued before January 1, 1988, or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Kansas personal income tax or the Kansas corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Kansas personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Kansas Fund will be subject to the Kansas personal and corporate income taxes.

   Shares of the Kansas Fund may be subject to the Kansas estate tax if owned by a Kansas decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Kansas and local tax matters.

Kentucky

   The following is a general, abbreviated summary of certain provisions of the applicable Kentucky tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Kentucky Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Kentucky Fund transactions.

   The following is based on the assumptions that the Kentucky Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause the Kentucky Fund's distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Kentucky Fund's shareholders.

   The Kentucky Fund will be subject to the Kentucky corporate income tax, the Kentucky intangible property tax, and the Kentucky corporation license tax only if it has a sufficient nexus with Kentucky. If it is subject to such taxes, it does not expect to pay a material amount of any such tax.

   Distributions from the Kentucky Fund that are attributable to interest on any obligation of Kentucky and its political subdivisions ("Kentucky Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Kentucky personal income tax or the Kentucky corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Kentucky personal and corporate income tax.

   Resident shareholders will not be subject to the Kentucky intangible property tax on their Kentucky Fund shares.

   Gain on the sale, exchange, or other disposition of shares of the Kentucky Fund will be subject to the Kentucky personal and corporate income taxes.

   Shares of the Kentucky Fund may be subject to the Kentucky inheritance tax and the Kentucky estate tax if owned by a Kentucky decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Kentucky and local tax matters.

Michigan

   The following is a general, abbreviated summary of certain provisions of the applicable Michigan state tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Michigan Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Michigan Fund transactions.

   The following is based on the assumptions that the Michigan Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Michigan Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Michigan Fund's shareholders.

   The Michigan Fund will be subject to the Michigan single business tax only if it has a sufficient nexus with Michigan. If it is subject to the single business tax, it does not expect to pay a material amount of such tax.

   Distributions by the Michigan Fund attributable to interest on any obligation of Michigan and its political subdivisions ("Michigan Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Michigan personal income tax. In addition, under current administrative practice of the Michigan Department of Revenue, dividends attributable to gains realized from the sale or exchange of Federal Obligations will not be subject to the Michigan personal income tax. All other distributions, including distributions attributable to capital gains (other than capital gains realized from the sale of Federal Obligations), will be subject to the Michigan income tax.

   Residents of Michigan cities imposing local income taxes will not be subject to such taxes on the Michigan Fund's distributions of income attributable either (1) to interest earned on Federal Obligations or of state or local governments or (2) to gains on the sale of Federal Obligations.

   Gain on the sale, exchange, or other disposition of shares of the Michigan Fund will be subject to the Michigan personal income tax.

   Taxpayers who are senior citizens may, subject to certain limitations, be able to deduct otherwise taxable interest, dividends, or capital gains from their Michigan taxable income.

   Shares of the Michigan Fund may be subject to the Michigan inheritance and estate taxes if owned by a Michigan decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Michigan and local tax matters, particularly with regard to the Michigan single business tax.

Missouri

   The following is a general, abbreviated summary of certain provisions of the applicable Missouri tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Missouri Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Missouri Fund transactions.

   The following is based on the assumptions that the Missouri Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Missouri Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Missouri Fund's shareholders.

   The Missouri Fund will be subject to the Missouri corporate franchise tax and the Missouri corporate income tax only if it has a sufficient nexus with Missouri. If it is subject to such taxes, it does not expect to pay a material amount with respect to either tax.

   Distributions by the Missouri Fund that are attributable to interest on obligations of Missouri and its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Missouri personal income tax or the Missouri corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Missouri personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Missouri Fund will be subject to the Missouri personal income tax and the Missouri corporate income tax.

   Shares of the Missouri Fund may be subject to the Missouri estate tax if owned by a Missouri decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Missouri and local tax matters.

Ohio

   The following is a general, abbreviated summary of certain provisions of the applicable Ohio tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Ohio Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Ohio Fund transactions.

   The following is based on the assumptions that the Ohio Fund will qualify under Subchapter M of the Code as a regulated investment company and under Ohio law as a qualified investment trust, that it will file any report that may be required of it under the Ohio Revised Code, that it will satisfy the conditions which will cause Ohio Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Ohio Fund's shareholders.

   The Ohio Fund is not subject to Ohio taxes.

   Distributions by the Ohio Fund attributable to interest on or gain from the sale of any interest-bearing obligation of Ohio and its political subdivisions ("Ohio Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes. All other distributions, including distributions attributable to capital gains (other than capital gains on Ohio Obligations), will be subject to the Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes.

   In computing their Ohio corporation franchise tax on the net income basis, shareholders will not be subject to tax on the portion of distributions by the Ohio Fund that is attributable to interest on or gain from the sale of Ohio Obligations, interest on similar obligations of other states or their political subdivisions, or interest on Federal Obligations. In computing their corporate franchise tax on the net worth basis, shareholders must include in their tax base their shares of the Ohio Fund.

   Gain on the sale, exchange or other disposition of shares of the Ohio Fund will be subject to the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the Ohio corporation franchise tax.

   Shares of the Ohio Fund may be subject to the Ohio estate tax if owned by an Ohio decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Ohio and local tax matters.

Wisconsin

   The following is a general, abbreviated summary of certain provisions of the applicable Wisconsin tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Wisconsin Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Wisconsin Fund transactions.

   The following is based on the assumptions that the Wisconsin Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Wisconsin Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Wisconsin Fund's shareholders.

   The Wisconsin Fund will be subject to the Wisconsin corporate franchise tax or the corporate income tax only if it has a sufficient nexus with Wisconsin. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions by the Wisconsin Fund that are attributable to interest earned on certain obligations of Wisconsin and its political subdivisions that are specifically exempt from the Wisconsin personal income tax under Wisconsin law ("Wisconsin Obligations") or to interest or dividends earned on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Wisconsin personal income tax and corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Wisconsin personal income tax and corporate income tax. A certain portion of such capital gains distributions, however, may be exempt from Wisconsin personal income tax.

   All Wisconsin Fund distributions to corporate shareholders, regardless of source, will be subject to the Wisconsin corporate franchise tax.

   Gain on the sale, exchange, or other disposition of shares of the Wisconsin Fund will be subject to the Wisconsin personal income and corporate franchise taxes. In the case of individuals, however, a certain portion of such gain may be exempt from Wisconsin personal income tax.

   Shares of the Wisconsin Fund may be subject to the Wisconsin estate tax if owned by a Wisconsin decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for detailed information concerning Wisconsin state and local tax matters.

PERFORMANCE INFORMATION

   The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.


   In accordance with a standardized method prescribed by rules of the SEC, yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                             Yield=2[(a-b +1)6 -1]
                                        cd

   In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

   In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

   Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

   The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.


                                                 As of May 31, 2003
                                        ------------------------------------
                                                                    Taxable
                                        30-day  Combined Federal   Equivalent
                                        Yield  and State Tax Rate*   Yield
                                        ------ ------------------- ----------
  Nuveen Kansas Municipal Bond Fund:
     Class A Shares.................... 3.48%         39.0%           5.70%
     Class B Shares.................... 3.04%         39.0%           4.98%
     Class C Shares.................... 3.24%         39.0%           5.31%
     Class R Shares.................... 3.98%         39.0%           6.52%

  Nuveen Kentucky Municipal Bond Fund:
     Class A Shares.................... 3.22%         39.0%           5.28%
     Class B Shares.................... 2.77%         39.0%           4.54%
     Class C Shares.................... 2.97%         39.0%           4.87%
     Class R Shares.................... 3.71%         39.0%           6.08%

  Nuveen Michigan Municipal Bond Fund:
     Class A Shares.................... 2.98%         37.5%           4.77%
     Class B Shares.................... 2.51%         37.5%           4.02%
     Class C Shares.................... 2.71%         37.5%           4.34%
     Class R Shares.................... 3.45%         37.5%           5.52%

  Nuveen Missouri Municipal Bond Fund:
     Class A Shares.................... 3.31%         39.0%           5.43%
     Class B Shares.................... 2.86%         39.0%           4.69%
     Class C Shares.................... 3.06%         39.0%           5.02%
     Class R Shares.................... 3.80%         39.0%           6.23%

  Nuveen Ohio Municipal Bond Fund:
     Class A Shares.................... 3.17%         40.0%           5.28%
     Class B Shares.................... 2.71%         40.0%           4.52%
     Class C Shares.................... 2.91%         40.0%           4.85%
     Class R Shares.................... 3.66%         40.0%           6.10%

  Nuveen Wisconsin Municipal Bond Fund:
     Class A Shares.................... 2.97%         39.5%           4.91%
     Class B Shares.................... 2.49%         39.5%           4.12%
     Class C Shares.................... 2.69%         39.5%           4.45%
     Class R Shares.................... 3.44%         39.5%           5.69%

--------
  *The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

   For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields table in the Prospectus.

   The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

   The distribution rates as of the date quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20% were as follows:


                                                    May 31, 2003
                                           ------------------------------
                                                 Distribution Rates
                                           ------------------------------
                                           Class A Class B Class C Class R
                                           ------- ------- ------- -------
      Nuveen Kansas Municipal Bond Fund...  4.22%   3.70%   3.90%   4.60%
      Nuveen Kentucky Municipal Bond Fund.  4.51%   3.97%   4.18%   4.88%
      Nuveen Michigan Municipal Bond Fund.  4.40%   3.84%   4.05%   4.79%
      Nuveen Missouri Municipal Bond Fund.  4.22%   3.66%   3.83%   4.56%
      Nuveen Ohio Municipal Bond Fund.....  4.39%   3.87%   4.08%   4.79%
      Nuveen Wisconsin Municipal Bond Fund  4.00%   3.49%   3.66%   4.39%


   Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

   Total returns for Class A Shares of each fund reflect actual performance for all periods. For Classes B, C and R, total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to inception, adjusted for the differences in sales charges (and for Classes B and C, fees) between the classes.

   The inception dates for each class of the Funds' shares are as follows:


                                                   Inception Dates
                                                  -----------------
            Nuveen Kansas Municipal Bond Fund:
               Class A Shares....................   January 9, 1992
               Class B Shares.................... February 19, 1997
               Class C Shares.................... February 11, 1997
               Class R Shares.................... February 25, 1997

            Nuveen Kentucky Municipal Bond Fund:
               Class A Shares....................       May 4, 1987
               Class B Shares....................  February 5, 1997
               Class C Shares....................   October 4, 1993
               Class R Shares....................  February 7, 1997

            Nuveen Michigan Municipal Bond Fund:
               Class A Shares....................     June 27, 1985
               Class B Shares....................  February 3, 1997
               Class C Shares....................     June 22, 1993
               Class R Shares....................  February 3, 1997

            Nuveen Missouri Municipal Bond Fund:
               Class A Shares....................    August 3, 1987
               Class B Shares....................  February 6, 1997
               Class C Shares....................  February 2, 1994
               Class R Shares.................... February 19, 1997

            Nuveen Ohio Municipal Bond Fund:
               Class A Shares....................     June 27, 1985
               Class B Shares....................  February 3, 1997
               Class C Shares....................    August 3, 1993
               Class R Shares....................  February 3, 1997

            Nuveen Wisconsin Municipal Bond Fund:
               Class A Shares....................      June 1, 1994
               Class B Shares.................... February 25, 1997
               Class C Shares.................... February 25, 1997
               Class R Shares.................... February 25, 1997

   The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods (as applicable) ended May 31, 2003 and for the period from inception through May 31, 2003, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                              Average Annual Total Returns
                                      -------------------------------------------
                                      One Year Five Years Ten Years From Inception
                                       Ended     Ended      Ended      through
                                      May 31,   May 31,    May 31,     May 31,
                                        2003      2003      2003         2003
                                      -------- ---------- --------- --------------
Nuveen Kansas Municipal Bond Fund:
   Class A Shares....................   5.40%     4.46%     5.25%        6.04%
   Class B Shares....................   5.18%     4.39%     5.09%        5.92%
   Class C Shares....................   9.35%     4.75%     5.23%        5.96%
   Class R Shares....................  10.23%     5.56%     5.89%        6.60%

Nuveen Kentucky Municipal Bond Fund:
   Class A Shares....................   4.44%     4.20%     5.30%        6.87%
   Class B Shares....................   4.21%     4.15%     5.20%        6.87%
   Class C Shares....................   8.45%     4.53%     5.17%        6.57%
   Class R Shares....................   9.23%     5.29%     5.86%        7.23%

Nuveen Michigan Municipal Bond Fund:
   Class A Shares....................   5.74%     4.59%     5.41%        7.35%
   Class B Shares....................   5.56%     4.53%     5.33%        7.35%
   Class C Shares....................   9.71%     4.89%     5.24%        7.00%
   Class R Shares....................  10.53%     5.69%     5.99%        7.68%

Nuveen Missouri Municipal Bond Fund:
   Class A Shares....................   5.06%     4.42%     5.36%        6.77%
   Class B Shares....................   4.80%     4.36%     5.26%        6.77%
   Class C Shares....................   8.93%     4.72%     5.23%        6.47%
   Class R Shares....................   9.80%     5.53%     5.94%        7.15%

Nuveen Ohio Municipal Bond Fund:
   Class A Shares....................   6.00%     4.39%     5.16%        7.13%
   Class B Shares....................   5.85%     4.35%     5.07%        7.12%
   Class C Shares....................   9.99%     4.71%     5.04%        6.79%
   Class R Shares....................  10.89%     5.50%     5.75%        7.46%

Nuveen Wisconsin Municipal Bond Fund:
   Class A Shares....................   4.86%     4.38%      N/A         5.56%
   Class B Shares....................   4.53%     4.31%      N/A         5.46%
   Class C Shares....................   8.83%     4.71%      N/A         5.57%
   Class R Shares....................   9.62%     5.50%      N/A         6.24%




   The Funds may also provide after tax average annual total return quotations calculated according to formulas prescribed by the SEC. These returns may be presented after taxes on distributions and after taxes on distributions and redemption. We assume all distributions by a Fund, less the taxes due on those distributions, are reinvested on the reinvestment dates during the period. Taxes are calculated using the highest individual marginal federal income tax rate in effect on the reinvestment date.

   Average annual total return after taxes on distributions is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:

P(1+T)/n/ = ATV\\D\\

Where:
         P = a hypothetical initial payment of $1,000.
         T = average annual total return (after taxes on distributions).
         n = number of years.
         ATV\\D\\ = ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions but not on redemption.

   Average annual total return after taxes on distributions and redemption is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:

P(1+T)/n/ = ATV\\DR\\

Where:
         P = a hypothetical initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemption).
         n = number of years.
         ATV\\DR\\ = ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions and redemption.

   Calculation of taxable equivalent total return is not subject to a prescribed formula. The taxable equivalent total return of a tax-exempt fund represents the pre-tax total return a hypothetical taxable fixed-income investment paying the same after-tax income as the tax-exempt fund (based on an assumed income tax rate) and otherwise experiencing the same investment performance as the tax-exempt fund would have provided. This figure can facilitate the comparison of otherwise comparable taxable and tax-exempt funds. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

   Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

   In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.


   Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.


   There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

   The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of

Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan), and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.


   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on May 31, 2003 of Class A shares from the Nuveen Kansas Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.



Net Asset Value per share................................................. $10.77
Per Share Sales Charge--4.20% of public offering price (4.36% of net asset
  value per share)........................................................    .47
                                                                           ------
Per Share Offering Price to the Public.................................... $11.24


   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Share Purchase Availability

   Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

   Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, a Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

   Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 and, the minimum monthly investment in Class A shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free (800) 257-8787.

   Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

   Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, by the following categories of investors:

  . investors purchasing $1,000,000 or more, Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts;

  . officers, trustees and former trustees of the Nuveen and former Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and

  . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and that either
     (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

   Also, investors will be able to buy Class A shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

   Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

   Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and former Flagship Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;


  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and


  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.


Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.


   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge


   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. You may not purchase Class B Shares if you are a single purchaser placing a purchase order of $250,000 or more of Fund shares. Such purchase orders will not be accepted. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.



   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

   The CDSC may be waived or reduced under the following special circumstances: 1) redemptions following the death or disability, as defined in
Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemption in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; 9) redemptions of Class A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advance service and distribution fees to Nuveen; and 10) redemptions of Class C shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your adviser consents up front to receiving the appropriate service and distribution fee on the Class C shares on an ongoing basis instead of having the first year's fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.


Shareholder Programs

Exchange Privilege

   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge.

   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns, Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.


   Because short-term or excessive trading into and out of a Fund may interfere with portfolio management, raise operating expenses, or otherwise have an adverse effect on other shareholders, each Fund reserves the right to limit, restrict, or refuse purchase or exchange requests. For more information regarding the Funds' frequent trading policy, call Nuveen toll-free at (800) 257-8787.


   Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

   The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

   A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.


   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust IV, dated February 1, 1997 and last renewed on July 31, 2003 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

   The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.


                           Year Ended            Year Ended            Year Ended
                          May 31, 2001          May 31, 2002          May 31, 2003
                      --------------------- --------------------- ---------------------
                                    Amount                Amount                Amount
                       Amount of   Retained  Amount of   Retained  Amount of   Retained
                      Underwriting    By    Underwriting    By    Underwriting    By
                      Commissions   Nuveen  Commissions   Nuveen  Commissions   Nuveen
Fund                  ------------ -------- ------------ -------- ------------ --------
Nuveen Kansas
  Municipal Bond Fund     $ 69       $--        $212       $--        $261       $11
Nuveen Kentucky
  Municipal Bond Fund      422        --         564        48         912        85
Nuveen Michigan
  Municipal Bond Fund      121         6         172        16         265        32
Nuveen Missouri
  Municipal Bond Fund      225        13         315        37         496        --
Nuveen Ohio
  Municipal Bond Fund      314        --         488        --         481        40
Nuveen Wisconsin
  Municipal Bond Fund       36        --         105        --         157        18


DISTRIBUTION AND SERVICE PLAN

   The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.


   The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.


   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to ..20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

   During the fiscal year ended May 31, 2003, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For the period, substantially all of the 12b-1 service fees on Class A Shares were paid out as compensation to Authorized Dealers for providing services to shareholders relating to their investments. To compensate for commissions advanced to Authorized Dealers, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B Shares and 12b-1 service and distribution fees on Class C Shares are paid to Authorized Dealers.






                                                Compensation Paid to
                                              Authorized Dealers During
                                             the Year Ended May 31, 2003
                                             ---------------------------
       Nuveen Kansas Municipal Bond Fund:
          Class A...........................          $199,565
          Class B...........................           110,120
          Class C...........................           154,751

       Nuveen Kentucky Municipal Bond Fund:
          Class A...........................          $829,669
          Class B...........................           178,321
          Class C...........................           341,201

       Nuveen Michigan Municipal Bond Fund:
          Class A...........................          $408,779
          Class B...........................            98,364
          Class C...........................           315,327

       Nuveen Missouri Municipal Bond Fund:
          Class A...........................          $442,569
          Class B...........................           102,637
          Class C...........................           163,305

       Nuveen Ohio Municipal Bond Fund:
          Class A...........................          $757,374
          Class B...........................           236,362
          Class C...........................           357,866

       Nuveen Wisconsin Municipal Bond Fund:
          Class A...........................          $ 81,936
          Class B...........................            52,462
          Class C...........................            28,038


   Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT AUDITORS, CUSTODIAN AND TRANSFER AGENT



   PricewaterhouseCoopers LLP, independent auditors, One North Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for all the Funds. In addition to audit services, the auditors will provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those auditors in giving their reports.



   The custodian of the Funds' assets is State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting, and portfolio accounting services.



   The Funds' transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184.


FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

   The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

Swap Agreements

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount (the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a basket of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or cap; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or floor; and
(iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

   A Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date.

   Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 may limit the Fund's ability to use swap agreements. The swap market is largely unregulated.

                                                                   MAI-MS4-0903

--------------------------------------------------------------------------------


Nuveen Investments Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Annual Report dated May 31, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund


[LOGO] Nuveen Investments

--------------
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

[PHOTO]

Timothy R. Schwertfeger

                                 "No one knows
                                what the future
                               will bring, which
                                is why we think
                                a well-balanced
                               portfolio ... is
                                 an important
                                 component in
                                achieving your
                                   long-term
                               financial goals."
Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income and total return. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 15, 2003



                            Annual Report l Page 1

  Portfolio Manager's Comments

  Portfolio manager Rick Huber examines economic and market conditions, key investment strategies, and the performance of the Kansas, Kentucky, Michigan, Missouri, Ohio and Wisconsin Funds. Rick, who has 18 years of investment management experience, assumed primary management responsibility for these Funds in January 2003.

--------------------------------------------------------------------------------

What was the general condition of the U.S. economy and the municipal markets in these states during the twelve-month reporting period?

Nationally, the year ended May 31, 2003, was a period of slow economic growth, low inflation and low interest rates. In this environment, many fixed income investments, including municipal bonds, performed well. Insured and higher-rated bonds, in particular, showed generally strong returns as many investors sought quality in an uncertain economic environment.

The six states covered in this report presented a wide variety of economic and financial conditions during this twelve-month reporting period. For example, the Kansas economy, partially supported by non-durable form-related industries activity, remained relatively strong, though the struggling airline industry and a disappointing telecommunication services sector offset some of that growth. Despite experiencing some shortfall of projected revenues, Kansas was able to balance its fiscal year 2004 without major tax increases. As of May 31, 2003, the state maintained its Aa1 and AA+ ratings from Moody's and Standard & Poor's, respectively.

Kentucky's economy also was relatively strong compared with many other states as it continued to emerge from the recent recession. Modest growth was led by the service and manufacturing sectors, and the state was able to balance its budget without resorting to a major tax increase, thanks to a variety of cost-containment measures and the use of non-recurring revenues. As of the end of the reporting period, Kentucky had ratings of Aa2 and AA- from Moody's and Standard & Poor's.

Michigan's economy continued to endure challenging conditions, with manufacturing job losses outpacing service sector employment increases. At the end of May, Michigan had a 2003 budget shortfall of about $285 million and a projected deficit of almost $2 billion in fiscal 2004. While rainy day reserves and other special funds may be depleted by the end of fiscal 2003, we believe that the state's overall debt position is well managed and its total debt burden is relatively low. As of May 31, 2003, Michigan maintained a Aaa rating from Moody's, although the rating agency did have the state on its negative watch list. Standard & Poor's also maintained its AAA rating as of the end of the reporting period.

In Missouri, the state faced job losses in the construction, wholesale trade and manufacturing sectors. On a positive note, Missouri's financial position remained very solid, thanks to a build-up of financial reserves and a series of recent budget cuts. The state had Aaa and AAA ratings from Moody's and Standard & Poor's at the end of the reporting period.

Ohio's economy continued to be weak. Manufacturing remained in a recession, affecting some service industries. The Steel tariffs imposed by the president have driven up the price of steel and increased costs to Ohio's industrial users, thus rendering them less profitable because of higher production costs. Further constraining Ohio's economic growth was the state's weakening demographic profile, particularly its difficulty holding on to university graduates. Housing market conditions remained weak. As of May 31, 2003, the state had Aa1/AA+ credit ratings from Moody's and Standard & Poor's, but both agencies revised their outlook to negative during the reporting period.

As the reporting period progressed, Wisconsin's economy steadily improved, thanks to improving


--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                            Annual Report l Page 2

                Class A Shares--
                One-Year Total Returns as of 5/31/03
                ------------------------------------------------

                Nuveen Kansas Municipal Bond Fund/1/      10.03%
                Lipper Kansas Municipal Debt Funds
                  category average/2/                      7.16%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

                Nuveen Kentucky Municipal Bond Fund/1/     9.03%
                Lipper Kentucky Municipal Debt Funds
                  category average/2/                      8.92%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

                Nuveen Michigan Municipal Bond Fund/1/    10.40%
                Lipper Michigan Municipal Debt Funds
                  category average/2/                      9.49%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

                Nuveen Missouri Municipal Bond Fund/1/     9.63%
                Lipper Missouri Municipal Debt Funds
                  category average/2/                      9.77%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

                Nuveen Ohio Municipal Bond Fund/1/        10.65%
                Lipper Ohio Municipal Debt Funds category
                  average/2/                               9.19%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

                Nuveen Wisconsin Municipal Bond Fund/1/    9.41%
                Lipper Other States Municipal Debt Funds
                  category average/2/                      8.14%
                Lehman Brothers Municipal Bond Index/3/   10.36%
                ------------------------------------------------

fortunes for its manufacturing and service sectors. Substantial gains in the health-services industry also helped Wisconsin's economic performance, though these gains were counterbalanced by weak demand for automobiles and paper products. Despite the economic growth, the state is facing substantial budget deficits as tax revenues continue below projections. Wisconsin is rated Aa3/AA-by Moody's and Standard & Poor's, respectively.

Nationally, the municipal bond market saw record new issuance in 2002, and continued strong issuance during the first five months of 2003. However, among these six states, only Kansas and Wisconsin showed an increase in issuance during the first five months of 2003 when compared with the same period in 2002.

How did the Funds perform during the twelve months ended May 31, 2003?

The accompanying chart provides performance information for the six Nuveen Funds discussed in this report (Class A shares at net asset value) for the year ended May 31, 2003. The chart also compares the Funds' performances to that of their peers (as measured by their Lipper peer group average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index ("Lehman Index")).

Of the six Funds, five outperformed their respective Lipper peer group averages. The Missouri Fund's return was in line with its peer group average.

The Michigan and Ohio Funds also outperformed the national Lehman Index, while the other four Funds underperformed this benchmark. There were two primary reasons for this underperformance over the reporting period. First, each of the Funds' total returns reflects the impact of management fees, while the Lehman Index is unmanaged. Second, each of the Funds had a shorter duration than the Lehman Index. During a period of falling interest rates, as was the case during much of the twelve-month period, a longer duration investment generally will be expected to perform better than a shorter duration investment assuming no special circumstances in either case. As of May 31, 2003, the duration of the Lehman Index was 7.80, compared with durations ranging between 5.88 and 7.16 for the four underperforming Funds. The Michigan and Ohio Funds outperformed the Index despite the effects of management fees and shorter durations.

--------------------------------------------------------------------------------
1Performance figures are for Class A shares at net asset value as of May 31,
 2003. Current performance may be more or less than the performance shown.
2For each state, the Lipper peer group returns shown represent the average annualized total return for all reporting funds for the one-year period ended May 31, 2003. As of that date, the Lipper peer groups included 10 Kansas funds, 12 Kentucky funds, 39 Michigan funds, 21 Missouri funds, 42 Ohio funds and 62 Other State funds. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.
3The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


                            Annual Report l Page 3

Helping the total returns of each Fund during this period were their relatively large concentrations of AAA/U.S. guaranteed and AA rated bonds, which, as previously noted, were among the market's best performers during the past year. Please see the Fund Spotlight pages for more information about each Fund's performance and holdings.

What strategies did you use to manage the Funds during the twelve-month reporting period?

We managed these six Funds with the same overall strategy that we use to manage all of our municipal bond funds. We followed a disciplined, research- driven approach with a view toward uncovering attractively valued bonds that we thought had above-average return potential.

We also sought to avoid excessive turnover in all of the Fund portfolios. With interest rates at near-historic lows, we believed it generally made little sense to sell older investments often with higher coupons and buy new securities offering the lower prevailing yields--all while increasing our shareholders' capital gains exposure. Thus, we limited the Funds' trading activity to include only those transactions that, in our opinion, improved diversification, enhanced the Fund's call protection or otherwise were in the best long-term interests of shareholders.

To manage credit risk in the current uncertain environment, we maintained each Fund's high credit quality Portfolio. We also sought to take advantage of unique opportunities in each state. Here is a brief summary of specific strategies we followed on a portfolio-by-portfolio basis:

Kansas

As the period began, we concentrated on seeking opportunities to enhance the Fund's diversification, call structure and total-return potential. In particular, we were attracted to bonds due to mature in approximately 15 to 20 years, because we believed this part of the yield curve offered our shareholders attractive income and total return potential while limiting some of the exposure to interest rate risk. Throughout the period, however, trading activity was limited because of the relatively scarce supply of new issuance within the state. When opportunities did arise or new cash came into the Fund, we looked to buy high-quality bonds.

Kentucky

We sought to reduce the Fund's exposure to economically sensitive projects or securities backed by corporate revenues, since we believed these bonds might be especially vulnerable to credit problems if economic conditions deteriorated. In general, we focused on improving diversification and credit quality. We thought this approach made particular sense in Kentucky, a state with limited issuance and a significant percentage of insured new issue supply.

Michigan

As the reporting period progressed, we sought to improve the Fund's call protection. Approximately 22 percent of the portfolio may be subject to calls during the remainder of 2003 through 2005, and this could affect the Fund's dividend-paying capabilities over time if interest rates remain low. To improve the Fund's structure, we sought to add new bonds that offered longer durations and maturities. However, we proceeded cautiously, since we believed that buying too many similar securities at the same time might subject the Fund to increased interest rate risk in the event of an unexpected rise in rates.

Missouri

During much of the reporting period many Missouri investors seemed eager to own municipal bonds, and this led to strong cash flows into the Fund. The need



                            Annual Report l Page 4
to invest these inflows, along with our desire to improve the Fund's call protection, required us to be relatively active in our trading. We were particularly alert to the need for adequate diversification, although we were reluctant to increase our exposure to the multifamily housing and health care sectors, both of which we believed might underperform in the future.

Ohio

With interest rates at historically low levels, we sought to limit the Fund's interest rate risk by reducing its duration. In particular, we sold some of the Fund's longer-maturity bonds and reinvested the proceeds in shorter-maturity investments. Otherwise, our trading activity was relatively modest, as we focused on improving the Fund's diversification and call protection structure.

Wisconsin

Trading activity in this Fund was modest during the past year, as we sought to fine tune the Fund's diversification, call protection and total-return potential. One challenge faced by any portfolio manager of a Wisconsin municipal bond fund is the extremely limited supply of fully tax-exempt securities. The lack of attractive in-state opportunities led us to participate in a handful of Puerto Rico bond issues (U.S. territorial bonds are fully tax-exempt in all 50 states). It is our intention to sell the territorial bonds and reinvest the proceeds into in-state securities as attractive opportunities become available.

What is your outlook for the municipal market and the Funds?

In the coming months, we do not expect to make major changes to the portfolios of any of these Funds. Although we think the economic growth will continue to be slow, we believe that each state's economic condition will begin to improve as the national picture brightens. As a result, we will work to position each Fund to perform well in a stable rate environment while mitigating as much as possible the risks inherent in a fixed-income portfolio should interest rates begin to rise. We believe the tax-free income and diversification potential offered by these Funds continue to make them attractive investments.



                            Annual Report l Page 5

     Growth of an Assumed $10,000 Investment

     Nuveen Kansas Municipal Bond Fund*

                                    [CHART]

                    Nuveen                   Nuveen                  Lehman
                    Kansas                   Kansas                  Brothers
                    Municipal Bond           Municipal Bond          Municipal
                    Fund (Offer)             Fund (NAV)              Bond Index

 5/93                 $ 9,580                 $10,000                 $10,000
 6/93                   9,791                  10,220                  10,167
 7/93                   9,772                  10,201                  10,180
 8/93                  10,033                  10,473                  10,392
 9/93                  10,181                  10,627                  10,510
10/93                  10,208                  10,656                  10,530
11/93                  10,054                  10,495                  10,438
12/93                  10,276                  10,727                  10,658
 1/94                  10,418                  10,875                  10,779
 2/94                  10,085                  10,527                  10,500
 3/94                   9,482                   9,898                  10,073
 4/94                   9,488                   9,904                  10,159
 5/94                   9,642                  10,065                  10,247
 6/94                   9,540                   9,958                  10,184
 7/94                   9,764                  10,192                  10,371
 8/94                   9,780                  10,209                  10,407
 9/94                   9,577                   9,997                  10,254
10/94                   9,374                   9,785                  10,072
11/94                   9,148                   9,549                   9,889
12/94                   9,427                   9,840                  10,107
 1/95                   9,749                  10,176                  10,396
 2/95                  10,026                  10,466                  10,698
 3/95                  10,084                  10,526                  10,821
 4/95                  10,089                  10,531                  10,834
 5/95                  10,394                  10,850                  11,180
 6/95                  10,285                  10,736                  11,083
 7/95                  10,354                  10,808                  11,188
 8/95                  10,476                  10,936                  11,330
 9/95                  10,523                  10,985                  11,402
10/95                  10,731                  11,201                  11,567
11/95                  10,949                  11,429                  11,759
12/95                  11,094                  11,581                  11,872
 1/96                  11,112                  11,599                  11,962
 2/96                  10,975                  11,456                  11,881
 3/96                  10,764                  11,236                  11,729
 4/96                  10,725                  11,195                  11,696
 5/96                  10,773                  11,245                  11,691
 6/96                  10,919                  11,398                  11,818
 7/96                  11,012                  11,495                  11,926
 8/96                  11,007                  11,489                  11,924
 9/96                  11,198                  11,689                  12,091
10/96                  11,304                  11,799                  12,227
11/96                  11,497                  12,001                  12,451
12/96                  11,468                  11,971                  12,399
 1/97                  11,462                  11,965                  12,422
 2/97                  11,569                  12,076                  12,537
 3/97                  11,447                  11,949                  12,370
 4/97                  11,578                  12,086                  12,474
 5/97                  11,766                  12,281                  12,661
 6/97                  11,862                  12,382                  12,796
 7/97                  12,214                  12,750                  13,151
 8/97                  12,079                  12,608                  13,027
 9/97                  12,212                  12,747                  13,182
10/97                  12,309                  12,849                  13,266
11/97                  12,384                  12,927                  13,345
12/97                  12,578                  13,129                  13,540
 1/98                  12,701                  13,258                  13,679
 2/98                  12,682                  13,238                  13,683
 3/98                  12,734                  13,292                  13,695
 4/98                  12,642                  13,196                  13,634
 5/98                  12,863                  13,427                  13,849
 6/98                  12,916                  13,482                  13,903
 7/98                  12,957                  13,525                  13,938
 8/98                  13,157                  13,734                  14,154
 9/98                  13,320                  13,904                  14,331
10/98                  13,287                  13,869                  14,331
11/98                  13,340                  13,925                  14,381
12/98                  13,356                  13,941                  14,417
 1/99                  13,484                  14,075                  14,589
 2/99                  13,425                  14,013                  14,524
 3/99                  13,415                  14,004                  14,545
 4/99                  13,468                  14,058                  14,581
 5/99                  13,355                  13,940                  14,497
 6/99                  13,126                  13,702                  14,288
 7/99                  13,128                  13,703                  14,339
 8/99                  12,936                  13,503                  14,225
 9/99                  12,860                  13,423                  14,230
10/99                  12,628                  13,182                  14,077
11/99                  12,733                  13,291                  14,226
12/99                  12,578                  13,129                  14,119
 1/00                  12,435                  12,980                  14,058
 2/00                  12,633                  13,187                  14,221
 3/00                  12,978                  13,547                  14,533
 4/00                  12,873                  13,438                  14,447
 5/00                  12,768                  13,328                  14,372
 6/00                  13,104                  13,678                  14,753
 7/00                  13,322                  13,906                  14,958
 8/00                  13,528                  14,121                  15,188
 9/00                  13,464                  14,054                  15,109
10/00                  13,589                  14,185                  15,274
11/00                  13,661                  14,260                  15,390
12/00                  14,008                  14,622                  15,770
 1/01                  14,107                  14,726                  15,926
 2/01                  14,194                  14,816                  15,977
 3/01                  14,309                  14,936                  16,121
 4/01                  14,145                  14,765                  15,947
 5/01                  14,303                  14,930                  16,119
 6/01                  14,406                  15,037                  16,227
 7/01                  14,608                  15,248                  16,467
 8/01                  14,853                  15,505                  16,739
 9/01                  14,758                  15,405                  16,682
10/01                  14,919                  15,573                  16,881
11/01                  14,809                  15,458                  16,739
12/01                  14,698                  15,342                  16,580
 1/02                  14,890                  15,543                  16,867
 2/02                  15,084                  15,745                  17,071
 3/02                  14,796                  15,445                  16,736
 4/02                  15,079                  15,740                  17,063
 5/02                  15,170                  15,835                  17,167
 6/02                  15,335                  16,007                  17,348
 7/02                  15,516                  16,196                  17,571
 8/02                  15,697                  16,385                  17,782
 9/02                  16,074                  16,778                  18,172
10/02                  15,655                  16,341                  17,871
11/02                  15,609                  16,293                  17,797
12/02                  15,987                  16,688                  18,172
 1/03                  15,834                  16,528                  18,126
 2/03                  16,093                  16,798                  18,379
 3/03                  16,092                  16,798                  18,390
 4/03                  16,291                  17,005                  18,512
 5/03                  16,692                  17,424                  18,946


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen Kentucky Municipal Bond Fund*

                                    [CHART]

                        Nuveen                Nuveen                Lehman
                        Kentucky              Kentucky              Brothers
                        Municipal Bond        Municipal Bond        Municipal
                        Fund (Offer)          Fund (NAV)            Bond Index

 5/31/1993              $ 9,580               $10,000               $10,000
 6/30/1993                9,756                10,184                10,167
 7/31/1993                9,761                10,189                10,180
 8/31/1993                9,976                10,413                10,392
 9/30/1993               10,101                10,543                10,510
10/31/1993               10,130                10,574                10,530
11/30/1993               10,015                10,455                10,438
12/31/1993               10,197                10,644                10,658
 1/31/1994               10,325                10,778                10,779
 2/28/1994               10,054                10,494                10,500
 3/31/1994                9,632                10,055                10,073
 4/30/1994                9,652                10,075                10,159
 5/31/1994                9,764                10,192                10,247
 6/30/1994                9,710                10,136                10,184
 7/31/1994                9,905                10,339                10,371
 8/31/1994                9,926                10,361                10,407
 9/30/1994                9,750                10,178                10,254
10/31/1994                9,546                 9,965                10,072
11/30/1994                9,369                 9,780                 9,889
12/31/1994                9,645                10,068                10,107
 1/31/1995                9,951                10,387                10,396
 2/28/1995               10,272                10,723                10,698
 3/31/1995               10,332                10,785                10,821
 4/30/1995               10,342                10,796                10,834
 5/31/1995               10,684                11,152                11,180
 6/30/1995               10,577                11,040                11,083
 7/31/1995               10,648                11,114                11,188
 8/31/1995               10,768                11,240                11,330
 9/30/1995               10,817                11,292                11,402
10/31/1995               10,988                11,470                11,567
11/30/1995               11,188                11,679                11,759
12/31/1995               11,309                11,805                11,872
 1/31/1996               11,360                11,858                11,962
 2/29/1996               11,307                11,802                11,881
 3/31/1996               11,115                11,602                11,729
 4/30/1996               11,073                11,559                11,696
 5/31/1996               11,115                11,603                11,691
 6/30/1996               11,228                11,720                11,818
 7/31/1996               11,321                11,817                11,926
 8/31/1996               11,322                11,818                11,924
 9/30/1996               11,487                11,991                12,091
10/31/1996               11,602                12,111                12,227
11/30/1996               11,790                12,307                12,451
12/31/1996               11,744                12,259                12,399
 1/31/1997               11,765                12,281                12,422
 2/28/1997               11,861                12,381                12,537
 3/31/1997               11,742                12,257                12,370
 4/30/1997               11,838                12,357                12,474
 5/31/1997               11,989                12,514                12,661
 6/30/1997               12,107                12,638                12,796
 7/31/1997               12,434                12,979                13,151
 8/31/1997               12,346                12,887                13,027
 9/30/1997               12,477                13,024                13,182
10/31/1997               12,564                13,115                13,266
11/30/1997               12,630                13,183                13,345
12/31/1997               12,808                13,369                13,540
 1/31/1998               12,918                13,484                13,679
 2/28/1998               12,927                13,493                13,683
 3/31/1998               12,958                13,526                13,695
 4/30/1998               12,875                13,439                13,634
 5/31/1998               13,067                13,640                13,849
 6/30/1998               13,122                13,697                13,903
 7/31/1998               13,153                13,730                13,938
 8/31/1998               13,324                13,908                14,154
 9/30/1998               13,449                14,039                14,331
10/31/1998               13,422                14,011                14,331
11/30/1998               13,477                14,068                14,381
12/31/1998               13,490                14,081                14,417
 1/31/1999               13,592                14,188                14,589
 2/28/1999               13,565                14,160                14,524
 3/31/1999               13,584                14,179                14,545
 4/30/1999               13,614                14,211                14,581
 5/31/1999               13,548                14,142                14,497
 6/30/1999               13,349                13,935                14,288
 7/31/1999               13,368                13,954                14,339
 8/31/1999               13,179                13,757                14,225
 9/30/1999               13,125                13,701                14,230
10/31/1999               12,935                13,502                14,077
11/30/1999               13,017                13,587                14,226
12/31/1999               12,892                13,457                14,119
 1/31/2000               12,812                13,374                14,058
 2/29/2000               12,994                13,564                14,221
 3/31/2000               13,253                13,834                14,533
 4/30/2000               13,185                13,763                14,447
 5/31/2000               13,104                13,678                14,372
 6/30/2000               13,366                13,952                14,753
 7/31/2000               13,566                14,160                14,958
 8/31/2000               13,754                14,357                15,188
 9/30/2000               13,711                14,312                15,109
10/31/2000               13,823                14,429                15,274
11/30/2000               13,896                14,505                15,390
12/31/2000               14,192                14,814                15,770
 1/31/2001               14,279                14,905                15,926
 2/28/2001               14,352                14,981                15,977
 3/31/2001               14,465                15,099                16,121
 4/30/2001               14,340                14,968                15,947
 5/31/2001               14,467                15,101                16,119
 6/30/2001               14,582                15,221                16,227
 7/31/2001               14,791                15,439                16,467
 8/31/2001               15,028                15,687                16,739
 9/30/2001               14,913                15,567                16,682
10/31/2001               15,084                15,745                16,881
11/30/2001               14,994                15,652                16,739
12/31/2001               14,877                15,529                16,580
 1/31/2002               15,062                15,723                16,867
 2/28/2002               15,262                15,931                17,071
 3/31/2002               15,018                15,677                16,736
 4/30/2002               15,248                15,916                17,063
 5/31/2002               15,366                16,040                17,167
 6/30/2002               15,499                16,179                17,348
 7/31/2002               15,647                16,333                17,571
 8/31/2002               15,795                16,487                17,782
 9/30/2002               16,072                16,777                18,172
10/31/2002               15,793                16,485                17,871
11/30/2002               15,799                16,492                17,797
12/31/2002               16,105                16,811                18,172
 1/31/2003               16,040                16,743                18,126
 2/28/2003               16,293                17,008                18,379
 3/31/2003               16,241                16,953                18,390
 4/30/2003               16,394                17,113                18,512
 5/31/2003               16,754                17,489                18,946



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen Michigan Municipal Bond Fund*

                                    [CHART]

                     Nuveen                Nuveen                  Lehman
                     Michigan              Michigan                Brothers
                     Municipal Bond        Municipal Bond          Municipal
                     Fund (Offer)          Fund (NAV)              Bond Index

 5/31/1993               $ 9,580               $10,000               $10,000
 6/30/1993                 9,755                10,183                10,167
 7/31/1993                 9,752                10,180                10,180
 8/31/1993                 9,963                10,400                10,392
 9/30/1993                10,083                10,525                10,510
10/31/1993                10,097                10,539                10,530
11/30/1993                10,001                10,439                10,438
12/31/1993                10,180                10,626                10,658
 1/31/1994                10,303                10,755                10,779
 2/28/1994                10,041                10,482                10,500
 3/31/1994                 9,638                10,060                10,073
 4/30/1994                 9,658                10,081                10,159
 5/31/1994                 9,757                10,185                10,247
 6/30/1994                 9,717                10,143                10,184
 7/31/1994                 9,895                10,329                10,371
 8/31/1994                 9,908                10,342                10,407
 9/30/1994                 9,779                10,208                10,254
10/31/1994                 9,590                10,010                10,072
11/30/1994                 9,433                 9,847                 9,889
12/31/1994                 9,668                10,092                10,107
 1/31/1995                 9,949                10,386                10,396
 2/28/1995                10,209                10,657                10,698
 3/31/1995                10,258                10,708                10,821
 4/30/1995                10,269                10,720                10,834
 5/31/1995                10,592                11,056                11,180
 6/30/1995                10,467                10,926                11,083
 7/31/1995                10,536                10,998                11,188
 8/31/1995                10,651                11,118                11,330
 9/30/1995                10,719                11,189                11,402
10/31/1995                10,892                11,369                11,567
11/30/1995                11,101                11,587                11,759
12/31/1995                11,245                11,738                11,872
 1/31/1996                11,285                11,780                11,962
 2/29/1996                11,210                11,701                11,881
 3/31/1996                11,013                11,495                11,729
 4/30/1996                10,955                11,436                11,696
 5/31/1996                10,976                11,457                11,691
 6/30/1996                11,092                11,579                11,818
 7/31/1996                11,201                11,692                11,926
 8/31/1996                11,213                11,705                11,924
 9/30/1996                11,390                11,889                12,091
10/31/1996                11,509                12,014                12,227
11/30/1996                11,707                12,220                12,451
12/31/1996                11,670                12,181                12,399
 1/31/1997                11,675                12,187                12,422
 2/28/1997                11,777                12,293                12,537
 3/31/1997                11,627                12,137                12,370
 4/30/1997                11,730                12,244                12,474
 5/31/1997                11,903                12,425                12,661
 6/30/1997                12,027                12,554                12,796
 7/31/1997                12,376                12,919                13,151
 8/31/1997                12,234                12,770                13,027
 9/30/1997                12,368                12,910                13,182
10/31/1997                12,473                13,020                13,266
11/30/1997                12,537                13,087                13,345
12/31/1997                12,714                13,271                13,540
 1/31/1998                12,819                13,381                13,679
 2/28/1998                12,829                13,392                13,683
 3/31/1998                12,851                13,415                13,695
 4/30/1998                12,777                13,337                13,634
 5/31/1998                12,970                13,538                13,849
 6/30/1998                13,023                13,594                13,903
 7/31/1998                13,045                13,617                13,938
 8/31/1998                13,229                13,809                14,154
 9/30/1998                13,392                13,979                14,331
10/31/1998                13,370                13,956                14,331
11/30/1998                13,414                14,002                14,381
12/31/1998                13,432                14,021                14,417
 1/31/1999                13,531                14,124                14,589
 2/28/1999                13,465                14,055                14,524
 3/31/1999                13,476                14,066                14,545
 4/30/1999                13,508                14,100                14,581
 5/31/1999                13,416                14,004                14,497
 6/30/1999                13,234                13,814                14,288
 7/31/1999                13,244                13,825                14,339
 8/31/1999                13,060                13,633                14,225
 9/30/1999                13,025                13,596                14,230
10/31/1999                12,827                13,389                14,077
11/30/1999                12,906                13,472                14,226
12/31/1999                12,754                13,313                14,119
 1/31/2000                12,612                13,165                14,058
 2/29/2000                12,810                13,371                14,221
 3/31/2000                13,103                13,677                14,533
 4/30/2000                13,005                13,575                14,447
 5/31/2000                12,906                13,472                14,372
 6/30/2000                13,239                13,819                14,753
 7/31/2000                13,441                14,030                14,958
 8/31/2000                13,644                14,242                15,188
 9/30/2000                13,555                14,150                15,109
10/31/2000                13,687                14,287                15,274
11/30/2000                13,720                14,322                15,390
12/31/2000                14,074                14,692                15,770
 1/31/2001                14,145                14,766                15,926
 2/28/2001                14,242                14,866                15,977
 3/31/2001                14,376                15,006                16,121
 4/30/2001                14,197                14,820                15,947
 5/31/2001                14,383                15,014                16,119
 6/30/2001                14,545                15,183                16,227
 7/31/2001                14,771                15,418                16,467
 8/31/2001                15,048                15,708                16,739
 9/30/2001                14,995                15,652                16,682
10/31/2001                15,210                15,877                16,881
11/30/2001                15,077                15,738                16,739
12/31/2001                14,899                15,552                16,580
 1/31/2002                15,142                15,806                16,867
 2/28/2002                15,346                16,019                17,071
 3/31/2002                15,001                15,658                16,736
 4/30/2002                15,273                15,942                17,063
 5/31/2002                15,348                16,020                17,167
 6/30/2002                15,529                16,210                17,348
 7/31/2002                15,711                16,400                17,571
 8/31/2002                15,921                16,618                17,782
 9/30/2002                16,292                17,007                18,172
10/31/2002                15,977                16,678                17,871
11/30/2002                15,946                16,645                17,797
12/31/2002                16,305                17,020                18,172
 1/31/2003                16,232                16,943                18,126
 2/28/2003                16,501                17,225                18,379
 3/31/2003                16,441                17,162                18,390
 4/30/2003                16,616                17,345                18,512
 5/31/2003                16,945                17,687                18,946


--------------------------------------------------------------------------------
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.
*The Index Comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, from many different states, and does not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Funds returns include reinvestment of all dividends and distributions, and the Funds returns at offer depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.



                            Annual Report l Page 6

     Growth of an Assumed $10,000 Investment

     Nuveen Missouri Municipal Bond Fund*

                                    [CHART]

                       Nuveen                Nuveen                  Lehman
                       Missouri              Missouri                Brothers
                       Municipal Bond        Municipal Bond          Municipal
                       Fund (Offer)          Fund (NAV)              Bond Index

 5/31/1993               $ 9,580                10,000                10,000
 6/30/1993                 9,775                10,204                10,167
 7/31/1993                 9,770                10,198                10,180
 8/31/1993                10,013                10,452                10,392
 9/30/1993                10,148                10,593                10,510
10/31/1993                10,177                10,624                10,530
11/30/1993                10,070                10,511                10,438
12/31/1993                10,269                10,719                10,658
 1/31/1994                10,408                10,864                10,779
 2/28/1994                10,139                10,584                10,500
 3/31/1994                 9,690                10,115                10,073
 4/30/1994                 9,690                10,115                10,159
 5/31/1994                 9,812                10,242                10,247
 6/30/1994                 9,756                10,184                10,184
 7/31/1994                 9,926                10,361                10,371
 8/31/1994                 9,937                10,372                10,407
 9/30/1994                 9,775                10,203                10,254
10/31/1994                 9,595                10,016                10,072
11/30/1994                 9,413                 9,825                 9,889
12/31/1994                 9,644                10,067                10,107
 1/31/1995                 9,935                10,371                10,396
 2/28/1995                10,214                10,661                10,698
 3/31/1995                10,282                10,733                10,821
 4/30/1995                10,290                10,741                10,834
 5/31/1995                10,615                11,081                11,180
 6/30/1995                10,495                10,956                11,083
 7/31/1995                10,555                11,018                11,188
 8/31/1995                10,676                11,144                11,330
 9/30/1995                10,755                11,226                11,402
10/31/1995                10,916                11,395                11,567
11/30/1995                11,097                11,584                11,759
12/31/1995                11,218                11,710                11,872
 1/31/1996                11,279                11,773                11,962
 2/29/1996                11,212                11,704                11,881
 3/31/1996                10,995                11,477                11,729
 4/30/1996                10,939                11,418                11,696
 5/31/1996                10,988                11,469                11,691
 6/30/1996                11,099                11,585                11,818
 7/31/1996                11,191                11,681                11,926
 8/31/1996                11,210                11,701                11,924
 9/30/1996                11,375                11,873                12,091
10/31/1996                11,488                11,992                12,227
11/30/1996                11,698                12,210                12,451
12/31/1996                11,652                12,163                12,399
 1/31/1997                11,650                12,160                12,422
 2/28/1997                11,765                12,281                12,537
 3/31/1997                11,631                12,141                12,370
 4/30/1997                11,737                12,251                12,474
 5/31/1997                11,897                12,419                12,661
 6/30/1997                12,026                12,553                12,796
 7/31/1997                12,376                12,918                13,151
 8/31/1997                12,250                12,787                13,027
 9/30/1997                12,390                12,934                13,182
10/31/1997                12,476                13,023                13,266
11/30/1997                12,551                13,101                13,345
12/31/1997                12,740                13,299                13,540
 1/31/1998                12,850                13,413                13,679
 2/28/1998                12,846                13,409                13,683
 3/31/1998                12,877                13,441                13,695
 4/30/1998                12,815                13,377                13,634
 5/31/1998                13,006                13,576                13,849
 6/30/1998                13,059                13,632                13,903
 7/31/1998                13,089                13,663                13,938
 8/31/1998                13,283                13,865                14,154
 9/30/1998                13,431                14,019                14,331
10/31/1998                13,402                13,990                14,331
11/30/1998                13,457                14,047                14,381
12/31/1998                13,476                14,067                14,417
 1/31/1999                13,589                14,185                14,589
 2/28/1999                13,549                14,143                14,524
 3/31/1999                13,543                14,137                14,545
 4/30/1999                13,599                14,195                14,581
 5/31/1999                13,521                14,114                14,497
 6/30/1999                13,333                13,918                14,288
 7/31/1999                13,352                13,937                14,339
 8/31/1999                13,186                13,764                14,225
 9/30/1999                13,144                13,720                14,230
10/31/1999                12,929                13,495                14,077
11/30/1999                12,997                13,567                14,226
12/31/1999                12,891                13,456                14,119
 1/31/2000                12,772                13,332                14,058
 2/29/2000                12,930                13,497                14,221
 3/31/2000                13,177                13,755                14,533
 4/30/2000                13,133                13,709                14,447
 5/31/2000                13,051                13,623                14,372
 6/30/2000                13,327                13,911                14,753
 7/31/2000                13,516                14,109                14,958
 8/31/2000                13,694                14,294                15,188
 9/30/2000                13,638                14,236                15,109
10/31/2000                13,777                14,381                15,274
11/30/2000                13,865                14,473                15,390
12/31/2000                14,177                14,799                15,770
 1/31/2001                14,266                14,891                15,926
 2/28/2001                14,341                14,970                15,977
 3/31/2001                14,458                15,091                16,121
 4/30/2001                14,319                14,947                15,947
 5/31/2001                14,477                15,112                16,119
 6/30/2001                14,581                15,220                16,227
 7/31/2001                14,781                15,429                16,467
 8/31/2001                15,077                15,738                16,739
 9/30/2001                15,004                15,662                16,682
10/31/2001                15,164                15,829                16,881
11/30/2001                15,061                15,722                16,739
12/31/2001                14,944                15,600                16,580
 1/31/2002                15,133                15,797                16,867
 2/28/2002                15,309                15,980                17,071
 3/31/2002                15,049                15,709                16,736
 4/30/2002                15,283                15,953                17,063
 5/31/2002                15,374                16,048                17,167
 6/30/2002                15,523                16,204                17,348
 7/31/2002                15,687                16,374                17,571
 8/31/2002                15,865                16,560                17,782
 9/30/2002                16,145                16,853                18,172
10/31/2002                15,833                16,528                17,871
11/30/2002                15,795                16,487                17,797
12/31/2002                16,136                16,843                18,172
 1/31/2003                16,053                16,757                18,126
 2/28/2003                16,293                17,007                18,379
 3/31/2003                16,298                17,013                18,390
 4/30/2003                16,510                17,234                18,512
 5/31/2003                16,855                17,593                18,946


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen Ohio Municipal Bond Fund*

                                    [CHART]

                                                                     Lehman
                       Nuveen Ohio           Nuveen Ohio             Brothers
                       Municipal Bond        Municipal Bond          Municipal
                       Fund (Offer)          Fund (NAV)              Bond Index

 5/31/1993              $ 9,580                $10,000                $10,000
 6/30/1993                9,749                 10,176                 10,167
 7/31/1993                9,753                 10,181                 10,180
 8/31/1993                9,942                 10,378                 10,392
 9/30/1993               10,079                 10,521                 10,510
10/31/1993               10,092                 10,534                 10,530
11/30/1993               10,002                 10,441                 10,438
12/31/1993               10,159                 10,605                 10,658
 1/31/1994               10,282                 10,733                 10,779
 2/28/1994               10,050                 10,490                 10,500
 3/31/1994                9,683                 10,107                 10,073
 4/30/1994                9,685                 10,110                 10,159
 5/31/1994                9,792                 10,222                 10,247
 6/30/1994                9,750                 10,178                 10,184
 7/31/1994                9,912                 10,347                 10,371
 8/31/1994                9,924                 10,359                 10,407
 9/30/1994                9,775                 10,204                 10,254
10/31/1994                9,619                 10,040                 10,072
11/30/1994                9,496                  9,912                  9,889
12/31/1994                9,688                 10,113                 10,107
 1/31/1995                9,936                 10,372                 10,396
 2/28/1995               10,190                 10,637                 10,698
 3/31/1995               10,275                 10,726                 10,821
 4/30/1995               10,277                 10,728                 10,834
 5/31/1995               10,576                 11,039                 11,180
 6/30/1995               10,476                 10,935                 11,083
 7/31/1995               10,545                 11,008                 11,188
 8/31/1995               10,661                 11,129                 11,330
 9/30/1995               10,720                 11,190                 11,402
10/31/1995               10,884                 11,361                 11,567
11/30/1995               11,075                 11,561                 11,759
12/31/1995               11,192                 11,682                 11,872
 1/31/1996               11,223                 11,715                 11,962
 2/29/1996               11,146                 11,634                 11,881
 3/31/1996               10,974                 11,455                 11,729
 4/30/1996               10,926                 11,405                 11,696
 5/31/1996               10,956                 11,437                 11,691
 6/30/1996               11,074                 11,559                 11,818
 7/31/1996               11,173                 11,663                 11,926
 8/31/1996               11,165                 11,655                 11,924
 9/30/1996               11,314                 11,810                 12,091
10/31/1996               11,425                 11,926                 12,227
11/30/1996               11,604                 12,113                 12,451
12/31/1996               11,566                 12,073                 12,399
 1/31/1997               11,568                 12,075                 12,422
 2/28/1997               11,670                 12,182                 12,537
 3/31/1997               11,529                 12,034                 12,370
 4/30/1997               11,611                 12,120                 12,474
 5/31/1997               11,765                 12,281                 12,661
 6/30/1997               11,879                 12,400                 12,796
 7/31/1997               12,180                 12,714                 13,151
 8/31/1997               12,065                 12,594                 13,027
 9/30/1997               12,191                 12,725                 13,182
10/31/1997               12,275                 12,813                 13,266
11/30/1997               12,339                 12,880                 13,345
12/31/1997               12,520                 13,069                 13,540
 1/31/1998               12,646                 13,201                 13,679
 2/28/1998               12,645                 13,200                 13,683
 3/31/1998               12,677                 13,233                 13,695
 4/30/1998               12,599                 13,152                 13,634
 5/31/1998               12,794                 13,354                 13,849
 6/30/1998               12,836                 13,398                 13,903
 7/31/1998               12,868                 13,432                 13,938
 8/31/1998               13,031                 13,603                 14,154
 9/30/1998               13,185                 13,763                 14,331
10/31/1998               13,172                 13,749                 14,331
11/30/1998               13,226                 13,806                 14,381
12/31/1998               13,240                 13,821                 14,417
 1/31/1999               13,362                 13,948                 14,589
 2/28/1999               13,315                 13,899                 14,524
 3/31/1999               13,325                 13,909                 14,545
 4/30/1999               13,369                 13,955                 14,581
 5/31/1999               13,298                 13,881                 14,497
 6/30/1999               13,134                 13,710                 14,288
 7/31/1999               13,132                 13,707                 14,339
 8/31/1999               12,966                 13,535                 14,225
 9/30/1999               12,905                 13,471                 14,230
10/31/1999               12,714                 13,272                 14,077
11/30/1999               12,805                 13,366                 14,226
12/31/1999               12,678                 13,234                 14,119
 1/31/2000               12,615                 13,168                 14,058
 2/29/2000               12,778                 13,338                 14,221
 3/31/2000               13,026                 13,597                 14,533
 4/30/2000               12,962                 13,530                 14,447
 5/31/2000               12,874                 13,438                 14,372
 6/30/2000               13,173                 13,751                 14,753
 7/31/2000               13,365                 13,951                 14,958
 8/31/2000               13,557                 14,152                 15,188
 9/30/2000               13,505                 14,097                 15,109
10/31/2000               13,601                 14,197                 15,274
11/30/2000               13,685                 14,285                 15,390
12/31/2000               13,994                 14,607                 15,770
 1/31/2001               14,079                 14,696                 15,926
 2/28/2001               14,114                 14,732                 15,977
 3/31/2001               14,225                 14,848                 16,121
 4/30/2001               14,070                 14,687                 15,947
 5/31/2001               14,167                 14,789                 16,119
 6/30/2001               14,278                 14,904                 16,227
 7/31/2001               14,491                 15,126                 16,467
 8/31/2001               14,706                 15,350                 16,739
 9/30/2001               14,598                 15,238                 16,682
10/31/2001               14,762                 15,409                 16,881
11/30/2001               14,664                 15,307                 16,739
12/31/2001               14,527                 15,163                 16,580
 1/31/2002               14,743                 15,390                 16,867
 2/28/2002               14,921                 15,575                 17,071
 3/31/2002               14,623                 15,265                 16,736
 4/30/2002               14,856                 15,507                 17,063
 5/31/2002               14,956                 15,612                 17,167
 6/30/2002               15,097                 15,759                 17,348
 7/31/2002               15,292                 15,962                 17,571
 8/31/2002               15,474                 16,153                 17,782
 9/30/2002               15,834                 16,528                 18,172
10/31/2002               15,487                 16,165                 17,871
11/30/2002               15,439                 16,116                 17,797
12/31/2002               15,803                 16,496                 18,172
 1/31/2003               15,713                 16,402                 18,126
 2/28/2003               15,983                 16,683                 18,379
 3/31/2003               15,976                 16,676                 18,390
 4/30/2003               16,136                 16,843                 18,512
 5/31/2003               16,549                 17,274                 18,946


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen Wisconsin Municipal Bond Fund*

                                    [CHART]

                       Nuveen                Nuveen                 Lehman
                       Wisconsin             Wisconsin              Brothers
                       Municipal Bond        Municipal Bond         Municipal
                       Fund (Offer)          Fund (NAV)             Bond Index

 5/31/1994               $ 9,580               $10,000               $10,000
 6/30/1994                 9,560                 9,979                 9,939
 7/31/1994                 9,742                10,170                10,121
 8/31/1994                 9,766                10,194                10,156
 9/30/1994                 9,556                 9,975                10,007
10/31/1994                 9,376                 9,787                 9,829
11/30/1994                 9,113                 9,512                 9,651
12/31/1994                 9,321                 9,729                 9,863
 1/31/1995                 9,581                10,001                10,145
 2/28/1995                 9,879                10,312                10,441
 3/31/1995                 9,933                10,368                10,561
 4/30/1995                 9,945                10,381                10,573
 5/31/1995                10,283                10,734                10,911
 6/30/1995                10,138                10,582                10,816
 7/31/1995                10,257                10,706                10,918
 8/31/1995                10,365                10,820                11,057
 9/30/1995                10,431                10,888                11,127
10/31/1995                10,594                11,059                11,288
11/30/1995                10,768                11,240                11,476
12/31/1995                10,922                11,401                11,586
 1/31/1996                10,947                11,427                11,674
 2/29/1996                10,861                11,337                11,594
 3/31/1996                10,635                11,101                11,446
 4/30/1996                10,592                11,057                11,414
 5/31/1996                10,628                11,094                11,409
 6/30/1996                10,729                11,200                11,534
 7/31/1996                10,821                11,296                11,639
 8/31/1996                10,802                11,276                11,636
 9/30/1996                10,949                11,429                11,799
10/31/1996                11,065                11,550                11,933
11/30/1996                11,236                11,729                12,151
12/31/1996                11,194                11,685                12,100
 1/31/1997                11,197                11,688                12,123
 2/28/1997                11,291                11,786                12,234
 3/31/1997                11,156                11,645                12,072
 4/30/1997                11,251                11,744                12,173
 5/31/1997                11,415                11,915                12,356
 6/30/1997                11,511                12,015                12,488
 7/31/1997                11,887                12,408                12,834
 8/31/1997                11,725                12,239                12,713
 9/30/1997                11,881                12,402                12,864
10/31/1997                11,979                12,504                12,947
11/30/1997                12,053                12,581                13,023
12/31/1997                12,247                12,784                13,213
 1/31/1998                12,404                12,948                13,349
 2/28/1998                12,405                12,949                13,353
 3/31/1998                12,430                12,975                13,365
 4/30/1998                12,334                12,875                13,305
 5/31/1998                12,580                13,131                13,516
 6/30/1998                12,617                13,171                13,568
 7/31/1998                12,641                13,196                13,602
 8/31/1998                12,851                13,415                13,813
 9/30/1998                13,049                13,621                13,986
10/31/1998                13,000                13,569                13,986
11/30/1998                13,049                13,621                14,035
12/31/1998                13,049                13,621                14,070
 1/31/1999                13,172                13,749                14,237
 2/28/1999                13,119                13,694                14,174
 3/31/1999                13,129                13,705                14,194
 4/30/1999                13,165                13,742                14,230
 5/31/1999                13,061                13,633                14,147
 6/30/1999                12,815                13,377                13,944
 7/31/1999                12,800                13,361                13,994
 8/31/1999                12,576                13,127                13,882
 9/30/1999                12,480                13,028                13,887
10/31/1999                12,203                12,738                13,737
11/30/1999                12,303                12,843                13,883
12/31/1999                12,163                12,696                13,779
 1/31/2000                12,066                12,595                13,720
 2/29/2000                12,300                12,839                13,879
 3/31/2000                12,640                13,194                14,183
 4/30/2000                12,542                13,092                14,099
 5/31/2000                12,404                12,947                14,026
 6/30/2000                12,802                13,363                14,397
 7/31/2000                13,039                13,611                14,598
 8/31/2000                13,265                13,846                14,822
 9/30/2000                13,178                13,756                14,745
10/31/2000                13,296                13,879                14,906
11/30/2000                13,388                13,975                15,019
12/31/2000                13,782                14,386                15,390
 1/31/2001                13,847                14,454                15,543
 2/28/2001                13,953                14,565                15,592
 3/31/2001                14,046                14,662                15,733
 4/30/2001                13,847                14,454                15,563
 5/31/2001                13,996                14,610                15,731
 6/30/2001                14,118                14,737                15,836
 7/31/2001                14,368                14,998                16,071
 8/31/2001                14,604                15,244                16,336
 9/30/2001                14,500                15,136                16,280
10/31/2001                14,653                15,295                16,474
11/30/2001                14,534                15,171                16,336
12/31/2001                14,372                15,002                16,180
 1/31/2002                14,569                15,208                16,460
 2/28/2002                14,782                15,430                16,659
 3/31/2002                14,473                15,107                16,333
 4/30/2002                14,716                15,361                16,651
 5/31/2002                14,872                15,524                16,753
 6/30/2002                15,029                15,688                16,930
 7/31/2002                15,201                15,868                17,148
 8/31/2002                15,404                16,079                17,354
 9/30/2002                15,711                16,399                17,734
10/31/2002                15,305                15,976                17,440
11/30/2002                15,285                15,955                17,368
12/31/2002                15,671                16,358                17,734
 1/31/2003                15,546                16,227                17,689
 2/28/2003                15,752                16,443                17,936
 3/31/2003                15,717                16,407                17,947
 4/30/2003                15,910                16,608                18,066
 5/31/2003                16,272                16,985                18,489


--------------------------------------------------------------------------------
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.
*The Index Comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, from many different states, and does not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Funds returns include reinvestment of all dividends and distributions, and the Funds returns at offer depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.


                            Annual Report l Page 7

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03                 Nuveen Kansas Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.77   $10.69   $10.78   $10.82
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0395  $0.0330  $0.0350  $0.0415
         --------------------------------------------------------------
         Commencement Date           1/09/92  2/19/97  2/11/97  2/25/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          10.03%  5.40%
                  ---------------------------------------------
                  5-Year                           5.35%  4.46%
                  ---------------------------------------------
                  10-Year                          5.70%  5.25%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           9.18%  5.18%
                  ---------------------------------------------
                  5-Year                           4.56%  4.39%
                  ---------------------------------------------
                  10-Year                          5.09%  5.09%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.35%
                  ---------------------------------------------
                  5-Year                           4.75%
                  ---------------------------------------------
                  10-Year                          5.23%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          10.23%
                  ---------------------------------------------
                  5-Year                           5.56%
                  ---------------------------------------------
                  10-Year                          5.89%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /3/                 4.40%  4.22%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.63%  3.48%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.38%  5.16%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 3.70%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.04%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.50%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 3.90%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.24%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.80%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 4.60%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.98%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.90%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.14%         3.62%
                            ---------------------------------------------
                            5-Year             5.13%         4.24%
                            ---------------------------------------------
                            10-Year            5.41%         4.96%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             7.29%         3.29%
                            ---------------------------------------------
                            5-Year             4.33%         4.16%
                            ---------------------------------------------
                            10-Year            4.79%         4.79%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             7.57%
                            ---------------------------------------------
                            5-Year             4.55%
                            ---------------------------------------------
                            10-Year            4.93%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             8.34%
                            ---------------------------------------------
                            5-Year             5.33%
                            ---------------------------------------------
                            10-Year            5.60%
                            ---------------------------------------------

Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed   53%
AA                    14%
A                     12%
BBB                    9%
NR                    12%

                  Top Five Sectors/5/
                  Healthcare                              20%
                  -------------------------------------------
                  Tax Obligation/Limited                  19%
                  -------------------------------------------
                  Tax Obligation/General                  16%
                  -------------------------------------------
                  U.S. Guaranteed                         10%
                  -------------------------------------------
                  Housing/Multifamily                      8%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $142,094
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.21
                  -------------------------------------------
                  Duration                               7.16
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32.5%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 8

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03               Nuveen Kentucky Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.35   $11.35   $11.34   $11.33
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0445  $0.0375  $0.0395  $0.0460
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0077  $0.0077  $0.0077  $0.0077
         --------------------------------------------------------------
         Commencement Date           5/04/87  2/05/97 10/04/93  2/07/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           9.03%  4.44%
                  ---------------------------------------------
                  5-Year                           5.09%  4.20%
                  ---------------------------------------------
                  10-Year                          5.75%  5.30%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           8.21%  4.21%
                  ---------------------------------------------
                  5-Year                           4.32%  4.15%
                  ---------------------------------------------
                  10-Year                          5.20%  5.20%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.45%
                  ---------------------------------------------
                  5-Year                           4.53%
                  ---------------------------------------------
                  10-Year                          5.17%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.23%
                  ---------------------------------------------
                  5-Year                           5.29%
                  ---------------------------------------------
                  10-Year                          5.86%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /4/                 4.71%  4.51%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.36%  3.22%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.98%  4.77%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 3.97%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.77%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.10%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.18%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.97%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.40%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.88%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.71%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.50%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.04%         3.52%
                            ---------------------------------------------
                            5-Year             5.00%         4.10%
                            ---------------------------------------------
                            10-Year            5.55%         5.10%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             7.14%         3.14%
                            ---------------------------------------------
                            5-Year             4.22%         4.05%
                            ---------------------------------------------
                            10-Year            5.00%         5.00%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             7.47%
                            ---------------------------------------------
                            5-Year             4.43%
                            ---------------------------------------------
                            10-Year            4.97%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             8.23%
                            ---------------------------------------------
                            5-Year             5.20%
                            ---------------------------------------------
                            10-Year            5.66%
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed     55%
AA                      11%
A                       13%
BBB                     15%
NR                       3%
BB or Lower              3%

                  Top Five Sectors/6/
                  Tax Obligation/Limited                  22%
                  -------------------------------------------
                  Healthcare                              13%
                  -------------------------------------------
                  U.S. Guaranteed                         11%
                  -------------------------------------------
                  Water and Sewer                          9%
                  -------------------------------------------
                  Education and Civic Organizations        8%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $499,354
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.36
                  -------------------------------------------
                  Duration                               5.88
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32.5%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 9

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03               Nuveen Michigan Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $12.16   $12.18   $12.14   $12.16
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0465  $0.0390  $0.0410  $0.0485
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0072  $0.0072  $0.0072  $0.0072
         --------------------------------------------------------------
         Commencement Date           6/27/85  2/03/97  6/22/93  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          10.40%  5.74%
                  ---------------------------------------------
                  5-Year                           5.49%  4.59%
                  ---------------------------------------------
                  10-Year                          5.87%  5.41%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           9.56%  5.56%
                  ---------------------------------------------
                  5-Year                           4.70%  4.53%
                  ---------------------------------------------
                  10-Year                          5.33%  5.33%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.71%
                  ---------------------------------------------
                  5-Year                           4.89%
                  ---------------------------------------------
                  10-Year                          5.24%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          10.53%
                  ---------------------------------------------
                  5-Year                           5.69%
                  ---------------------------------------------
                  10-Year                          5.99%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /4/                 4.59%  4.40%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.11%  2.98%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.51%  4.32%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 3.84%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.51%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      3.64%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.05%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.71%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      3.93%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.79%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.45%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.00%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.28%         3.73%
                            ---------------------------------------------
                            5-Year             5.24%         4.34%
                            ---------------------------------------------
                            10-Year            5.59%         5.15%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             7.54%         3.54%
                            ---------------------------------------------
                            5-Year             4.47%         4.30%
                            ---------------------------------------------
                            10-Year            5.05%         5.05%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             7.78%
                            ---------------------------------------------
                            5-Year             4.68%
                            ---------------------------------------------
                            10-Year            5.01%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             8.58%
                            ---------------------------------------------
                            5-Year             5.47%
                            ---------------------------------------------
                            10-Year            5.73%
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed            74%
AA                              6%
A                               7%
BBB                             9%
NR                              2%
BB or Lower                     2%



                  Top Five Sectors/6/
                  Tax Obligation/General                  23%
                  -------------------------------------------
                  U.S. Guaranteed                         21%
                  -------------------------------------------
                  Healthcare                              15%
                  -------------------------------------------
                  Tax Obligation/Limited                  14%
                  -------------------------------------------
                  Utilities                                7%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $284,474
                  -------------------------------------------
                  Average Effective Maturity (Years)    16.25
                  -------------------------------------------
                  Duration                               6.18
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 31%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 10

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03               Nuveen Missouri Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.30   $11.30   $11.29   $11.31
         --------------------------------------------------------------
         Latest Monthly Dividend/1/ $ 0.0415 $ 0.0345 $ 0.0360 $ 0.0430
         --------------------------------------------------------------
         Commencement Date           8/03/87  2/06/97  2/02/94  2/19/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           9.63%  5.06%
                  ---------------------------------------------
                  5-Year                           5.32%  4.42%
                  ---------------------------------------------
                  10-Year                          5.81%  5.36%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           8.80%  4.80%
                  ---------------------------------------------
                  5-Year                           4.52%  4.36%
                  ---------------------------------------------
                  10-Year                          5.26%  5.26%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.93%
                  ---------------------------------------------
                  5-Year                           4.72%
                  ---------------------------------------------
                  10-Year                          5.23%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.80%
                  ---------------------------------------------
                  5-Year                           5.53%
                  ---------------------------------------------
                  10-Year                          5.94%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /3/                 4.41%  4.22%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.45%  3.31%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.11%  4.90%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 3.66%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.86%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.24%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 3.83%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.06%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.53%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 4.56%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.80%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.63%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             7.92%         3.35%
                            ---------------------------------------------
                            5-Year             5.11%         4.21%
                            ---------------------------------------------
                            10-Year            5.53%         5.09%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             7.20%         3.20%
                            ---------------------------------------------
                            5-Year             4.35%         4.18%
                            ---------------------------------------------
                            10-Year            4.98%         4.98%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             7.43%
                            ---------------------------------------------
                            5-Year             4.55%
                            ---------------------------------------------
                            10-Year            4.96%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             8.19%
                            ---------------------------------------------
                            5-Year             5.31%
                            ---------------------------------------------
                            10-Year            5.67%
                            ---------------------------------------------

Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed            74%
AA                              6%
A                               7%
BBB                             9%
NR                              2%
BB or Lower                     2%


                  Top Five Sectors/5/
                  Tax Obligation/Limited                  17%
                  -------------------------------------------
                  Housing/Multifamily                     11%
                  -------------------------------------------
                  Transportation                          11%
                  -------------------------------------------
                  Long-Term Care                          11%
                  -------------------------------------------
                  Education and Civic Organizations       10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $269,778
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.71
                  -------------------------------------------
                  Duration                               6.48
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32.5%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 11

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03                   Nuveen Ohio Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.78   $11.77   $11.76   $11.77
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0450  $0.0380  $0.0400  $0.0470
         --------------------------------------------------------------
         Commencement Date           6/27/85  2/03/97  8/03/93  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          10.65%  6.00%
                  ---------------------------------------------
                  5-Year                           5.28%  4.39%
                  ---------------------------------------------
                  10-Year                          5.62%  5.16%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           9.85%  5.85%
                  ---------------------------------------------
                  5-Year                           4.51%  4.35%
                  ---------------------------------------------
                  10-Year                          5.07%  5.07%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.99%
                  ---------------------------------------------
                  5-Year                           4.71%
                  ---------------------------------------------
                  10-Year                          5.04%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          10.89%
                  ---------------------------------------------
                  5-Year                           5.50%
                  ---------------------------------------------
                  10-Year                          5.75%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /3/                 4.58%  4.39%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.31%  3.17%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.94%  4.73%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 3.87%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.71%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.04%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 4.08%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.91%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.34%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /3/                 4.79%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.66%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.46%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.92%         4.36%
                            ---------------------------------------------
                            5-Year             5.07%         4.18%
                            ---------------------------------------------
                            10-Year            5.36%         4.92%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             8.14%         4.14%
                            ---------------------------------------------
                            5-Year             4.31%         4.14%
                            ---------------------------------------------
                            10-Year            4.81%         4.81%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             8.27%
                            ---------------------------------------------
                            5-Year             4.51%
                            ---------------------------------------------
                            10-Year            4.79%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             9.06%
                            ---------------------------------------------
                            5-Year             5.28%
                            ---------------------------------------------
                            10-Year            5.50%
                            ---------------------------------------------

Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     63%
AA                      16%
A                       10%
BBB                      6%
NR                       4%
BB or Lower              1%

                  Top Five Sectors/5/
                  Tax Obligation/General                  23%
                  -------------------------------------------
                  Healthcare                              16%
                  -------------------------------------------
                  U.S. Guaranteed                         12%
                  -------------------------------------------
                  Utilities                               10%
                  -------------------------------------------
                  Tax Obligation/Limited                   8%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $619,479
                  -------------------------------------------
                  Average Effective Maturity (Years)    17.22
                  -------------------------------------------
                  Duration                               6.64
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 12

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03              Nuveen Wisconsin Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.62   $10.65   $10.65   $10.67
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0370  $0.0310  $0.0325  $0.0390
         --------------------------------------------------------------
         Commencement Date           6/01/94  2/25/97  2/25/97  2/25/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                           9.41%  4.86%
                  ---------------------------------------------
                  5-Year                           5.28%  4.38%
                  ---------------------------------------------
                  Since Inception                  6.06%  5.56%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           8.53%  4.53%
                  ---------------------------------------------
                  5-Year                           4.48%  4.31%
                  ---------------------------------------------
                  Since Inception                  5.46%  5.46%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           8.83%
                  ---------------------------------------------
                  5-Year                           4.71%
                  ---------------------------------------------
                  Since Inception                  5.57%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.62%
                  ---------------------------------------------
                  5-Year                           5.50%
                  ---------------------------------------------
                  Since Inception                  6.24%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/3/                  4.18%  4.00%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.10%  2.97%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.63%  4.43%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.49%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.49%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      3.72%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.66%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.69%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.01%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  4.39%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.44%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.13%
                  ---------------------------------------------

                        Average Annual Total Returns as of 6/30/03/2/
                        A Shares                  NAV       Offer
                        ---------------------------------------------
                        1-Year                  7.73%       3.18%
                        ---------------------------------------------
                        5-Year                  5.11%       4.22%
                        ---------------------------------------------
                        Since Inception         6.00%       5.50%
                        ---------------------------------------------

                        B Shares             w/o CDSC      w/CDSC
                        ---------------------------------------------
                        1-Year                  6.97%       2.97%
                        ---------------------------------------------
                        5-Year                  4.36%       4.19%
                        ---------------------------------------------
                        Since Inception         5.40%       5.40%
                        ---------------------------------------------

                        C Shares                  NAV
                        ---------------------------------------------
                        1-Year                  7.26%
                        ---------------------------------------------
                        5-Year                  4.56%
                        ---------------------------------------------
                        Since Inception         5.52%
                        ---------------------------------------------

                        R Shares                  NAV
                        ---------------------------------------------
                        1-Year                  8.04%
                        ---------------------------------------------
                        5-Year                  5.35%
                        ---------------------------------------------
                        Since Inception         6.20%
                        ---------------------------------------------

Bond Credit Quality/5/

                                    [CHART]

AAA/U.S. Guaranteed     53%
AA                      16%
A                       10%
BBB                      5%
NR                      14%
BB or Lower              2%

                   Top Five Sectors/5/
                   Tax Obligation/Limited                 48%
                   ------------------------------------------
                   U.S. Guaranteed                        25%
                   ------------------------------------------
                   Housing/Multifamily                     9%
                   ------------------------------------------
                   Education and Civic Organizations       6%
                   ------------------------------------------
                   Healthcare                              4%
                   ------------------------------------------

                   Portfolio Statistics
                   Net Assets ($000)                  $53,032
                   ------------------------------------------
                   Average Effective Maturity (Years)   15.51
                   ------------------------------------------
                   Duration                              6.16
                   ------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 33%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 13

Portfolio of Investments
NUVEEN KANSAS MUNICIPAL BOND FUND
May 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.2%

     $   320 Wichita Airport Authority, Kansas, Airport Facilities Refunding Revenue Bonds, Wichita Airport Hotel
              Associates LP Project, Series 1992, 7.000%, 3/01/05 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.9%

       2,465 Neosho County Community College, Kansas, Student Union and Dormitory System Refunding and
              Improvement Revenue Bonds, Series 1999, 7.000%, 6/01/30

       1,500 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
              5.375%, 2/01/19

         955 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001A, 5.500%, 7/01/16 -
              AMBAC Insured

         270 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001B, 5.500%, 7/01/16 -
              AMBAC Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 19.6%

             Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville
             Regional Medical Center, Series 2002:
       1,005  5.000%, 8/01/18 - AMBAC Insured
       1,050  5.000%, 8/01/19 - AMBAC Insured
       1,000  5.000%, 8/01/20 - AMBAC Insured

       4,250 Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center, Inc., Series 1998,
              5.625%, 8/15/16

       1,285 Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital,
              Series 2002Q, 5.375%, 12/15/16 - RAAI Insured

       4,580 Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of
              Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16

             Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1994:
         575  6.200%, 7/01/14
         400  6.200%, 7/01/19

       1,110 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1999,
              5.750%, 7/01/24 - RAAI Insured

             Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center of Manhattan, Series 2001:
       1,025  5.000%, 8/15/14 - FSA Insured
       1,075  5.000%, 8/15/15 - FSA Insured

             Newton, Kansas, Hospital Refunding Revenue Bonds, Series 1998A, Newton Healthcare Corporation:
       1,000  5.700%, 11/15/18
       1,750  5.750%, 11/15/24

         100 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, 1995 Series A,
              6.250%, 7/01/24 - MBIA Insured

       5,780 Wichita, Kansas, Hospital Facilities Improvement and Revenue Refunding Bonds, Via Christi Health
              System, Inc., Series XI 1999, 6.250%, 11/15/24
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 7.8%

       5,000 Kansas Development Finance Authority, Multifamily Housing Revenue Refunding Bonds, First Kansas
              State Partnership, LP Project, Series 1998Y, 6.125%, 12/01/28 (Alternative Minimum Tax)

       1,715 Kansas Development Finance Authority, Multifamily Housing Senior Revenue Bonds, Chimney Hills
              Apartments Project, Series 2000U-1, 5.900%, 12/01/20 (Alternative Minimum Tax) - AMBAC Insured

       1,000 Olathe, Kansas, Multifamily Housing Revenue Refunding Bonds, FNMA Program - Deerfield
              Apartments Project, Series 1994A, 6.450%, 6/01/19

             Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments Project,
             Series 1994XI-A:
       1,500  6.700%, 4/01/19 - RAAI Insured
       2,000  6.800%, 4/01/24 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 0.2%

Wichita Airport Authority, Kansas, Airport Facilities Refunding Revenue Bonds, Wichita Airport Hotel   9/03 at 101.00        AA
 Associates LP Project, Series 1992, 7.000%, 3/01/05 - RAAI Insured
--------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 3.9%

Neosho County Community College, Kansas, Student Union and Dormitory System Refunding and              6/09 at 100.00       N/R
 Improvement Revenue Bonds, Series 1999, 7.000%, 6/01/30

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   2/09 at 101.00       BBB
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
 5.375%, 2/01/19

Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001A, 5.500%, 7/01/16 -                  7/09 at 100.00       AAA
 AMBAC Insured

Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001B, 5.500%, 7/01/16 -                  7/09 at 100.00       AAA
 AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------------
Healthcare - 19.6%

Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville
Regional Medical Center, Series 2002:
 5.000%, 8/01/18 - AMBAC Insured                                                                      8/12 at 100.00       AAA
 5.000%, 8/01/19 - AMBAC Insured                                                                      8/12 at 100.00       AAA
 5.000%, 8/01/20 - AMBAC Insured                                                                      8/12 at 100.00       AAA

Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center, Inc., Series 1998,  8/08 at 100.00       N/R
 5.625%, 8/15/16

Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital,       12/12 at 100.00        AA
 Series 2002Q, 5.375%, 12/15/16 - RAAI Insured

Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of           6/10 at 101.00        AA
 Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16

Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1994:
 6.200%, 7/01/14                                                                                      7/04 at 100.00      Baa1
 6.200%, 7/01/19                                                                                      7/04 at 100.00      Baa1

Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1999,                     7/09 at 100.00        AA
 5.750%, 7/01/24 - RAAI Insured

Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center of Manhattan, Series 2001:
 5.000%, 8/15/14 - FSA Insured                                                                        8/11 at 100.00       AAA
 5.000%, 8/15/15 - FSA Insured                                                                        8/11 at 100.00       AAA

Newton, Kansas, Hospital Refunding Revenue Bonds, Series 1998A, Newton Healthcare Corporation:
 5.700%, 11/15/18                                                                                    11/08 at 100.00      BBB-
 5.750%, 11/15/24                                                                                    11/08 at 100.00      BBB-

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   1/05 at 102.00       AAA
 Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, 1995 Series A,
 6.250%, 7/01/24 - MBIA Insured

Wichita, Kansas, Hospital Facilities Improvement and Revenue Refunding Bonds, Via Christi Health      11/09 at 101.00        A+
 System, Inc., Series XI 1999, 6.250%, 11/15/24
--------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 7.8%

Kansas Development Finance Authority, Multifamily Housing Revenue Refunding Bonds, First Kansas       12/08 at 101.00       N/R
 State Partnership, LP Project, Series 1998Y, 6.125%, 12/01/28 (Alternative Minimum Tax)

Kansas Development Finance Authority, Multifamily Housing Senior Revenue Bonds, Chimney Hills         12/10 at 100.00       AAA
 Apartments Project, Series 2000U-1, 5.900%, 12/01/20 (Alternative Minimum Tax) - AMBAC Insured

Olathe, Kansas, Multifamily Housing Revenue Refunding Bonds, FNMA Program - Deerfield                  6/04 at 102.00       AAA
 Apartments Project, Series 1994A, 6.450%, 6/01/19

Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments Project,
Series 1994XI-A:
 6.700%, 4/01/19 - RAAI Insured                                                                       4/09 at 102.00        AA
 6.800%, 4/01/24 - RAAI Insured                                                                       4/09 at 102.00        AA
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Market
Description                                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 0.2%

Wichita Airport Authority, Kansas, Airport Facilities Refunding Revenue Bonds, Wichita Airport Hotel  $      324,614
 Associates LP Project, Series 1992, 7.000%, 3/01/05 - RAAI Insured
--------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 3.9%

Neosho County Community College, Kansas, Student Union and Dormitory System Refunding and                  2,612,506
 Improvement Revenue Bonds, Series 1999, 7.000%, 6/01/30

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing       1,583,145
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
 5.375%, 2/01/19

Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001A, 5.500%, 7/01/16 -                      1,092,023
 AMBAC Insured

Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001B, 5.500%, 7/01/16 -                        308,740
 AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
Healthcare - 19.6%

Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville
Regional Medical Center, Series 2002:
 5.000%, 8/01/18 - AMBAC Insured                                                                          1,084,254
 5.000%, 8/01/19 - AMBAC Insured                                                                          1,124,466
 5.000%, 8/01/20 - AMBAC Insured                                                                          1,064,610

Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center, Inc., Series 1998,      3,944,553
 5.625%, 8/15/16

Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital,            1,420,221
 Series 2002Q, 5.375%, 12/15/16 - RAAI Insured

Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of               5,408,293
 Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16

Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1994:
 6.200%, 7/01/14                                                                                            586,650
 6.200%, 7/01/19                                                                                            406,084

Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1999,                         1,186,457
 5.750%, 7/01/24 - RAAI Insured

Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center of Manhattan, Series 2001:
 5.000%, 8/15/14 - FSA Insured                                                                            1,130,360
 5.000%, 8/15/15 - FSA Insured                                                                            1,176,276

Newton, Kansas, Hospital Refunding Revenue Bonds, Series 1998A, Newton Healthcare Corporation:
 5.700%, 11/15/18                                                                                         1,034,600
 5.750%, 11/15/24                                                                                         1,787,275

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing         107,978
 Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, 1995 Series A,
 6.250%, 7/01/24 - MBIA Insured

Wichita, Kansas, Hospital Facilities Improvement and Revenue Refunding Bonds, Via Christi Health           6,321,817
 System, Inc., Series XI 1999, 6.250%, 11/15/24
--------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 7.8%

Kansas Development Finance Authority, Multifamily Housing Revenue Refunding Bonds, First Kansas            4,355,500
 State Partnership, LP Project, Series 1998Y, 6.125%, 12/01/28 (Alternative Minimum Tax)

Kansas Development Finance Authority, Multifamily Housing Senior Revenue Bonds, Chimney Hills              1,846,335
 Apartments Project, Series 2000U-1, 5.900%, 12/01/20 (Alternative Minimum Tax) - AMBAC Insured

Olathe, Kansas, Multifamily Housing Revenue Refunding Bonds, FNMA Program - Deerfield                      1,037,490
 Apartments Project, Series 1994A, 6.450%, 6/01/19

Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments Project,
Series 1994XI-A:
 6.700%, 4/01/19 - RAAI Insured                                                                           1,618,350
 6.800%, 4/01/24 - RAAI Insured                                                                           2,168,740
--------------------------------------------------------------------------------------------------------------------

----
14

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.2%

      $   60 Olathe, Labette County, Kansas, Collateralized Single Family Mortgage Revenue Refunding Bonds,
              Series 1994C-I, 7.800%, 2/01/25

         940 Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed
              Securities Program, 1997 Series A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

       3,450 Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed
              Securities Program, 1998 Series A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

       1,490 Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed
              Securities Program, 2000 Series A-2, 7.600%, 12/01/31 (Alternative Minimum Tax)

         465 Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed
              Securities Program, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)

         290 Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue
              Refunding Bonds, Series 1994A-III, 8.125%, 5/01/24 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Industrials - 1.5%

       1,000 Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center,
              Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

       1,000 Wichita, Kansas, Industrial Revenue Bonds, NMF America, Inc., Series 2000-II, 5.800%, 8/01/15,
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.4%

         500 Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center, Inc., Series 2001,
              5.750%, 11/15/23
--------------------------------------------------------------------------------------------------------------------
             Materials - 3.5%

       1,000 Dodge City, Kansas, Pollution Control Revenue Refunding Bonds, Excel Corporation Project -
              Cargill, Inc., Series 1992, 6.625%, 5/01/05

       3,700 Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation Project -
              Cargill, Inc., Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 15.5%

       2,500 Andover, Butler County, Kansas, Unified School District 385, General Obligation Refunding and
              Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA Insured

         750 Derby, Kansas, General Obligation Bonds, Series 2001A, 5.250%, 12/01/21 - AMBAC Insured

         560 Derby, Kansas, General Obligation Bonds, Series 2002B, 5.000%, 12/01/18 - FSA Insured

         650 Hesston, Harvey County, Kansas, Unified School District 460, General Obligation Bonds, Series 2002,
              5.000%, 9/01/22 - FGIC Insured

         525 Johnson County, Kansas, Unified School District 232, General Obligation Bonds, Series 2002A,
              5.000%, 9/01/17 - FSA Insured

       1,100 Coffeyville, Montgomery County, Kansas, Unified School District 445, General Obligation Bonds,
              Series 2002, 5.000%, 4/01/22 - FGIC Insured

       2,000 Puerto Rico Public Improvement, General Obligation Bonds, Series 2002A, 5.375%, 7/01/28

       1,000 Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 2002A, 5.500%, 7/01/20 -
              MBIA Insured

       1,070 Scott County Unified School District 466, Kansas, General Obligation Refunding Bonds, Series 2002,
              5.250%, 9/01/18 - FGIC Insured

       1,250 Wichita, Sedgwick County, Kansas, Unified School District 259, General Obligation Bonds, Series 2000,
              3.500%, 9/01/16

       1,000 Shawnee County, Kansas, General Obligation Refunding and Improvement Bonds, Series 2002,
              4.750%, 9/01/22 - FSA Insured

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 5.2%

Olathe, Labette County, Kansas, Collateralized Single Family Mortgage Revenue Refunding Bonds,          2/05 at 105.00       Aaa
 Series 1994C-I, 7.800%, 2/01/25

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed              No Opt. Call       Aaa
 Securities Program, 1997 Series A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed            6/08 at 105.00       Aaa
 Securities Program, 1998 Series A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed           12/09 at 105.00       Aaa
 Securities Program, 2000 Series A-2, 7.600%, 12/01/31 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed           12/10 at 105.00       Aaa
 Securities Program, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue              11/04 at 105.00       Aaa
 Refunding Bonds, Series 1994A-III, 8.125%, 5/01/24 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Industrials - 1.5%

Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center,    6/12 at 101.00        A-
 Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

Wichita, Kansas, Industrial Revenue Bonds, NMF America, Inc., Series 2000-II, 5.800%, 8/01/15,          8/07 at 101.00       AA-
 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 0.4%

Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center, Inc., Series 2001, 11/09 at 100.00         A
 5.750%, 11/15/23
---------------------------------------------------------------------------------------------------------------------------------
Materials - 3.5%

Dodge City, Kansas, Pollution Control Revenue Refunding Bonds, Excel Corporation Project -             11/03 at 101.00       Aa3
 Cargill, Inc., Series 1992, 6.625%, 5/01/05

Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation Project -         6/08 at 102.00        A+
 Cargill, Inc., Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 15.5%

Andover, Butler County, Kansas, Unified School District 385, General Obligation Refunding and             No Opt. Call       AAA
 Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA Insured

Derby, Kansas, General Obligation Bonds, Series 2001A, 5.250%, 12/01/21 - AMBAC Insured                12/11 at 100.00       Aaa

Derby, Kansas, General Obligation Bonds, Series 2002B, 5.000%, 12/01/18 - FSA Insured                  12/10 at 100.00       Aaa

Hesston, Harvey County, Kansas, Unified School District 460, General Obligation Bonds, Series 2002,     9/12 at 100.00       AAA
 5.000%, 9/01/22 - FGIC Insured

Johnson County, Kansas, Unified School District 232, General Obligation Bonds, Series 2002A,            9/10 at 100.00       Aaa
 5.000%, 9/01/17 - FSA Insured

Coffeyville, Montgomery County, Kansas, Unified School District 445, General Obligation Bonds,          4/12 at 100.00       AAA
 Series 2002, 5.000%, 4/01/22 - FGIC Insured

Puerto Rico Public Improvement, General Obligation Bonds, Series 2002A, 5.375%, 7/01/28                 7/11 at 100.00        A-

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 2002A, 5.500%, 7/01/20 -       No Opt. Call       AAA
 MBIA Insured

Scott County Unified School District 466, Kansas, General Obligation Refunding Bonds, Series 2002,      9/12 at 100.00       AAA
 5.250%, 9/01/18 - FGIC Insured

Wichita, Sedgwick County, Kansas, Unified School District 259, General Obligation Bonds, Series 2000,   9/10 at 100.00        AA
 3.500%, 9/01/16

Shawnee County, Kansas, General Obligation Refunding and Improvement Bonds, Series 2002,                9/12 at 100.00       Aaa
 4.750%, 9/01/22 - FSA Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Housing/Single Family - 5.2%

Olathe, Labette County, Kansas, Collateralized Single Family Mortgage Revenue Refunding Bonds,         $   64,465
 Series 1994C-I, 7.800%, 2/01/25

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed            1,019,815
 Securities Program, 1997 Series A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed            3,840,195
 Securities Program, 1998 Series A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed            1,700,448
 Securities Program, 2000 Series A-2, 7.600%, 12/01/31 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, Single Family Mortgage Revenue Bonds, Mortgage-Backed              520,874
 Securities Program, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)

Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue                 310,375
 Refunding Bonds, Series 1994A-III, 8.125%, 5/01/24 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Industrials - 1.5%

Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center,    1,041,430
 Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)

Wichita, Kansas, Industrial Revenue Bonds, NMF America, Inc., Series 2000-II, 5.800%, 8/01/15,          1,079,830
 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Long-Term Care - 0.4%

Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center, Inc., Series 2001,    523,415
 5.750%, 11/15/23
-----------------------------------------------------------------------------------------------------------------
Materials - 3.5%

Dodge City, Kansas, Pollution Control Revenue Refunding Bonds, Excel Corporation Project -              1,031,140
 Cargill, Inc., Series 1992, 6.625%, 5/01/05

Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation Project -         3,879,339
 Cargill, Inc., Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 15.5%

Andover, Butler County, Kansas, Unified School District 385, General Obligation Refunding and           3,159,600
 Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA Insured

Derby, Kansas, General Obligation Bonds, Series 2001A, 5.250%, 12/01/21 - AMBAC Insured                   821,258

Derby, Kansas, General Obligation Bonds, Series 2002B, 5.000%, 12/01/18 - FSA Insured                     605,220

Hesston, Harvey County, Kansas, Unified School District 460, General Obligation Bonds, Series 2002,       695,923
 5.000%, 9/01/22 - FGIC Insured

Johnson County, Kansas, Unified School District 232, General Obligation Bonds, Series 2002A,              575,101
 5.000%, 9/01/17 - FSA Insured

Coffeyville, Montgomery County, Kansas, Unified School District 445, General Obligation Bonds,          1,174,811
 Series 2002, 5.000%, 4/01/22 - FGIC Insured

Puerto Rico Public Improvement, General Obligation Bonds, Series 2002A, 5.375%, 7/01/28                 2,110,220

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 2002A, 5.500%, 7/01/20 -     1,205,850
 MBIA Insured

Scott County Unified School District 466, Kansas, General Obligation Refunding Bonds, Series 2002,      1,205,590
 5.250%, 9/01/18 - FGIC Insured

Wichita, Sedgwick County, Kansas, Unified School District 259, General Obligation Bonds, Series 2000,   1,232,325
 3.500%, 9/01/16

Shawnee County, Kansas, General Obligation Refunding and Improvement Bonds, Series 2002,                1,038,250
 4.750%, 9/01/22 - FSA Insured

----
15

Portfolio of Investments
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

     $ 1,795 Wichita, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/17

       3,050 Wyandotte County, Kansas, Unified School District 500, General Obligation School Bonds, Series 2001,
              4.000%, 9/01/20 - FSA Insured

       3,000 Wyandotte County, Kansas, Unified School District 500, General Obligation Bonds, Series 2002,
              5.000%, 9/01/20 - FSA Insured
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 18.4%

       1,000 Butler County, Kansas, Public Building Commission, Improvement Revenue Bonds, Public Facilities
              Projects, Series 2000, 5.550%, 10/01/21 - MBIA Insured

         500 Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration State
              Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 - FSA Insured

       1,000 Kansas Development Finance Authority, Revenue Bonds, State of Kansas Projects, Series 2001W,
              5.000%, 10/01/17 - MBIA Insured

       5,000 Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents, Scientific Research
              and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 - AMBAC Insured

       5,000 Overland Park, Kansas, Development Corporation, First Tier Revenue Bonds, Overland Park Convention
              Center Project, Series 2000A, 7.375%, 1/01/32

       1,300 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1996Y,
              5.500%, 7/01/36

             Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
       1,000  6.000%, 8/01/26
       2,500  5.500%, 8/01/29

       1,000 Virgin Islands Public Finance Authority, Revenue Refunding Bonds, Virgin Islands Matching Fund Senior
              Lien/Refunding Loan Notes, Series 1998A, 5.625%, 10/01/25

       2,000 Virgin Islands Public Finance Authority, Revenue Bonds, Virgin Islands Gross Receipts Tax Loan Note,
              Series 1999A, 6.375%, 10/01/19

      13,025 Wyandotte County, Kansas City, Kansas, Unified Government Sales Tax Special Obligation Revenue
              Bonds, Kansas International Speedway Corporation Project, Series 1999, 0.000%, 12/01/27 -
              MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Transportation - 0.4%

       1,500 Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines, Inc. Project, 1996
              Series A, 6.250%, 6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.2%

         440 Jefferson County, Kansas, Unified School District 340, General Obligation Bonds, Series 1994,
              6.350%, 9/01/14 (Pre-refunded to 9/01/04) - FSA Insured

      12,175 Johnson County, Kansas, Residual Revenue Refunding Bonds, Series 1992, 0.000%, 5/01/12

       1,350 Puerto Rico Public Improvement, General Obligation Bonds, Series 1994, 6.450%, 7/01/17 (Pre-refunded to 7/01/04)

       2,000 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2000B,
              6.500%, 7/01/27 (Pre-refunded to 7/01/10)

         150 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T, 6.000%, 7/01/16
              (Pre-refunded to 7/01/04)

       1,010 Wichita, Kansas, Remarketed Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985XXV,
              7.200%, 10/01/15
-------------------------------------------------------------------------------------------------------------------
             Utilities - 4.3%

       1,000 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company
              Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

       1,010 Kansas City, Kansas, Utility System Revenue Refunding and Improvement Bonds, Series 1994,
              6.375%, 9/01/23 - FGIC Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Wichita, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/17                                4/09 at 101.00        AA

Wyandotte County, Kansas, Unified School District 500, General Obligation School Bonds, Series 2001,   9/11 at 100.00       AAA
 4.000%, 9/01/20 - FSA Insured

Wyandotte County, Kansas, Unified School District 500, General Obligation Bonds, Series 2002,          9/12 at 100.00       AAA
 5.000%, 9/01/20 - FSA Insured
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 18.4%

Butler County, Kansas, Public Building Commission, Improvement Revenue Bonds, Public Facilities       10/10 at 100.00       Aaa
 Projects, Series 2000, 5.550%, 10/01/21 - MBIA Insured

Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration State         10/12 at 100.00       AAA
 Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 - FSA Insured

Kansas Development Finance Authority, Revenue Bonds, State of Kansas Projects, Series 2001W,          10/11 at 100.00       AAA
 5.000%, 10/01/17 - MBIA Insured

Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents, Scientific Research      4/13 at 102.00       AAA
 and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 - AMBAC Insured

Overland Park, Kansas, Development Corporation, First Tier Revenue Bonds, Overland Park Convention     1/11 at 101.00       N/R
 Center Project, Series 2000A, 7.375%, 1/01/32

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1996Y,                 7/16 at 100.00         A
 5.500%, 7/01/36

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
 6.000%, 8/01/26                                                                                        No Opt. Call      BBB+
 5.500%, 8/01/29                                                                                      2/12 at 100.00      BBB+

Virgin Islands Public Finance Authority, Revenue Refunding Bonds, Virgin Islands Matching Fund Senior 10/08 at 101.00      BBB-
 Lien/Refunding Loan Notes, Series 1998A, 5.625%, 10/01/25

Virgin Islands Public Finance Authority, Revenue Bonds, Virgin Islands Gross Receipts Tax Loan Note,  10/10 at 101.00      BBB-
 Series 1999A, 6.375%, 10/01/19

Wyandotte County, Kansas City, Kansas, Unified Government Sales Tax Special Obligation Revenue           No Opt. Call       AAA
 Bonds, Kansas International Speedway Corporation Project, Series 1999, 0.000%, 12/01/27 -
 MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.4%

Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines, Inc. Project, 1996   6/06 at 102.00      Caa2
 Series A, 6.250%, 6/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 10.2%

Jefferson County, Kansas, Unified School District 340, General Obligation Bonds, Series 1994,          9/04 at 100.00       AAA
 6.350%, 9/01/14 (Pre-refunded to 9/01/04) - FSA Insured

Johnson County, Kansas, Residual Revenue Refunding Bonds, Series 1992, 0.000%, 5/01/12                   No Opt. Call       Aaa

Puerto Rico Public Improvement, General Obligation Bonds, Series 1994, 6.450%, 7/01/17 (Pre-refunded   7/04 at 102.00       AAA
 to 7/01/04)

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2000B,          7/10 at 101.00      A***
 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T, 6.000%, 7/01/16               7/04 at 102.00     A-***
 (Pre-refunded to 7/01/04)

Wichita, Kansas, Remarketed Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985XXV,        11/03 at 100.00     A+***
 7.200%, 10/01/15
--------------------------------------------------------------------------------------------------------------------------------
Utilities - 4.3%

Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company         No Opt. Call        A2
 Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

Kansas City, Kansas, Utility System Revenue Refunding and Improvement Bonds, Series 1994,              9/04 at 102.00       AAA
 6.375%, 9/01/23 - FGIC Insured

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Wichita, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/17                               $1,962,240

Wyandotte County, Kansas, Unified School District 500, General Obligation School Bonds, Series 2001,   3,025,447
 4.000%, 9/01/20 - FSA Insured

Wyandotte County, Kansas, Unified School District 500, General Obligation Bonds, Series 2002,          3,255,300
 5.000%, 9/01/20 - FSA Insured
----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 18.4%

Butler County, Kansas, Public Building Commission, Improvement Revenue Bonds, Public Facilities        1,131,990
 Projects, Series 2000, 5.550%, 10/01/21 - MBIA Insured

Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration State            538,810
 Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 - FSA Insured

Kansas Development Finance Authority, Revenue Bonds, State of Kansas Projects, Series 2001W,           1,096,000
 5.000%, 10/01/17 - MBIA Insured

Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents, Scientific Research      5,400,500
 and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 - AMBAC Insured

Overland Park, Kansas, Development Corporation, First Tier Revenue Bonds, Overland Park Convention     5,111,600
 Center Project, Series 2000A, 7.375%, 1/01/32

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1996Y,                 1,419,652
 5.500%, 7/01/36

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
 6.000%, 8/01/26                                                                                      1,207,050
 5.500%, 8/01/29                                                                                      2,665,650

Virgin Islands Public Finance Authority, Revenue Refunding Bonds, Virgin Islands Matching Fund Senior  1,033,240
 Lien/Refunding Loan Notes, Series 1998A, 5.625%, 10/01/25

Virgin Islands Public Finance Authority, Revenue Bonds, Virgin Islands Gross Receipts Tax Loan Note,   2,324,640
 Series 1999A, 6.375%, 10/01/19

Wyandotte County, Kansas City, Kansas, Unified Government Sales Tax Special Obligation Revenue         4,159,794
 Bonds, Kansas International Speedway Corporation Project, Series 1999, 0.000%, 12/01/27 -
 MBIA Insured
----------------------------------------------------------------------------------------------------------------
Transportation - 0.4%

Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines, Inc. Project, 1996     585,045
 Series A, 6.250%, 6/01/26 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 10.2%

Jefferson County, Kansas, Unified School District 340, General Obligation Bonds, Series 1994,            468,912
 6.350%, 9/01/14 (Pre-refunded to 9/01/04) - FSA Insured

Johnson County, Kansas, Residual Revenue Refunding Bonds, Series 1992, 0.000%, 5/01/12                 8,905,404

Puerto Rico Public Improvement, General Obligation Bonds, Series 1994, 6.450%, 7/01/17 (Pre-refunded   1,449,063
 to 7/01/04)

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2000B,          2,528,060
 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T, 6.000%, 7/01/16                 161,006
 (Pre-refunded to 7/01/04)

Wichita, Kansas, Remarketed Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985XXV,         1,020,484
 7.200%, 10/01/15
----------------------------------------------------------------------------------------------------------------
Utilities - 4.3%

Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company       1,063,330
 Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

Kansas City, Kansas, Utility System Revenue Refunding and Improvement Bonds, Series 1994,              1,090,275
 6.375%, 9/01/23 - FGIC Insured

----
16

   Principal                                                                                                       Optional Call
Amount (000) Description                                                                                             Provisions*
---------------------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $    500 Pratt, Kansas, Electric System Revenue Bonds, 2001 Series 1, 5.250%, 5/01/18 - AMBAC Insured         5/10 at 100.00

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002-II, 5.125%, 7/01/26 -         7/12 at 101.00
              FSA Insured

             Wellington, Kansas, Electric, Water and Sewer Utility System, Revenue Bonds, Series 2002:
         335  5.250%, 11/01/25 - AMBAC Insured                                                                   11/12 at 100.00
         785  5.250%, 11/01/27 - AMBAC Insured                                                                   11/12 at 100.00

       1,000 Kansas City, Wynadotte County, Kansas, Unified Government Industrial Revenue Bonds, Board of Public  5/11 at 100.00
              Utilities Office Building Complex Project, Series 2001, 5.000%, 5/01/21 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 6.6%

       2,000 Augusta, Kansas, Waterworks System Revenue Bonds, Series 2000-A, 6.150%, 10/01/20 - RAAI            10/08 at 101.50
              Insured

       1,040 Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds,             9/12 at 100.00
              Series 2002, 5.250%, 9/01/22 - MBIA Insured

       5,500 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%, 10/01/22 - FGIC        10/13 at 100.00
              Insured
---------------------------------------------------------------------------------------------------------------------------------
    $142,975 Total Long-Term Investments (cost $128,986,770) - 97.5%
---------------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.5%

             --------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%

             --------------------------------------------------------------------------------------------------------------------

                                                                                                                    Market
Description                                                                                         Ratings**        Value
--------------------------------------------------------------------------------------------------------------------------
Utilities (continued)

Pratt, Kansas, Electric System Revenue Bonds, 2001 Series 1, 5.250%, 5/01/18 - AMBAC Insured              AAA $    557,210

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002-II, 5.125%, 7/01/26 -              AAA    1,080,340
 FSA Insured

Wellington, Kansas, Electric, Water and Sewer Utility System, Revenue Bonds, Series 2002:
 5.250%, 11/01/25 - AMBAC Insured                                                                        AAA      360,906
 5.250%, 11/01/27 - AMBAC Insured                                                                        AAA      841,230

Kansas City, Wynadotte County, Kansas, Unified Government Industrial Revenue Bonds, Board of Public       AAA    1,064,970
 Utilities Office Building Complex Project, Series 2001, 5.000%, 5/01/21 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 6.6%

Augusta, Kansas, Waterworks System Revenue Bonds, Series 2000-A, 6.150%, 10/01/20 - RAAI                   AA    2,342,020
 Insured

Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds,                  Aaa    1,139,226
 Series 2002, 5.250%, 9/01/22 - MBIA Insured

Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%, 10/01/22 - FGIC              AAA    5,925,368
 Insured
--------------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments (cost $128,986,770) - 97.5%                                               138,481,573
--------------------------------------------------------------------------------------------------------------------------

Other Assets Less Liabilities - 2.5%                                                                             3,612,188

---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100%                                                                                             $142,093,761

---------------------------------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.



                                See accompanying notes to financial statements.

----
17

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND
May 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 2.3%

    $ 12,955 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
              Series 2002, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.2%

       5,085 Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project,
              Series 1999, 5.500%, 3/01/29

       9,295 Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project,
              Series 2001, 6.250%, 4/01/21

       5,930 Jefferson, Kentucky, College Revenue Bonds, Bellarmine College Project, Series 1999, 5.250%, 5/01/29

       9,000 Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement
              Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 - FSA Insured

          35 Kentucky Higher Education Student Loan Corporation, Insured Student Loan Revenue Bonds,
              Series 1991B, 6.800%, 6/01/03 (Alternative Minimum Tax)

       2,500 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
              5.375%, 2/01/29

       3,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds, University of the Sacred Heart Project, Series 2001,
              5.250%, 9/01/31
--------------------------------------------------------------------------------------------------------------------
             Energy - 3.8%

       5,000 Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil, Inc. Project, Series 1992,
              6.650%, 8/01/09

       9,000 Ashland, Kentucky, Sewage and Solid Waste Revenue Bonds, Ashland Oil, Inc. Project, Series 1995,
              7.125%, 2/01/22 (Alternative Minimum Tax)

       4,360 Ashland, Kentucky, Solid Waste Revenue Bonds, Ashland Oil, Inc. Project, Series 1991,
              7.200%, 10/01/20 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 13.2%

       1,310 Christian, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 1996A,
              6.000%, 7/01/17

       3,500 Christian, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 1997A,
              6.000%, 7/01/13

       5,270 Clark, Kentucky, Hospital Revenue Refunding and Improvement Bonds, Clark Regional Medical Center
              Project, Series 1997, 6.200%, 4/01/13

       2,900 Jefferson, Kentucky, Insured Hospital Revenue Bonds, Alliant Health System, Inc. Project, Series 1992,
              6.436%, 10/01/14 - MBIA Insured

       1,000 Kentucky Development Finance Authority, Hospital Revenue Refunding and Improvement Bonds,
              St. Elizabeth's Medical Center, Series 1991A, 6.000%, 11/01/10 - FGIC Insured

       5,000 Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, St. Elizabeth's
              Medical Center, Inc. Project, Series 1993A, 6.000%, 12/01/22 - FGIC Insured

       9,500 Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville
              United Methodist Hospital of Kentucky, Inc. Project, Series 1997, 5.700%, 2/01/28 - CONNIE
              LEE/AMBAC Insured

             Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
             Improvement Bonds, Appalachian Regional Healthcare, Inc. Project, Series 1997:
         500  5.500%, 10/01/07
         500  5.600%, 10/01/08
       3,500  5.850%, 10/01/17
       1,500  5.875%, 10/01/22

       6,000 Kentucky Economic Development Finance Authority, Revenue Refunding and Improvement Bonds,
              Catholic Health Initiatives, Series 1998A, 5.000%, 12/01/27

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.3%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,                5/12 at 100.00        A-
 Series 2002, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.2%

Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project,         3/09 at 102.00        A+
 Series 1999, 5.500%, 3/01/29

Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project,              4/11 at 101.00      BBB-
 Series 2001, 6.250%, 4/01/21

Jefferson, Kentucky, College Revenue Bonds, Bellarmine College Project, Series 1999, 5.250%, 5/01/29    5/09 at 101.00      Baa2

Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement             10/12 at 100.00       AAA
 Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 - FSA Insured

Kentucky Higher Education Student Loan Corporation, Insured Student Loan Revenue Bonds,                   No Opt. Call       Aaa
 Series 1991B, 6.800%, 6/01/03 (Alternative Minimum Tax)

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    2/09 at 101.00       BBB
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
 5.375%, 2/01/29

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    9/11 at 100.00       BBB
 Authority, Higher Education Revenue Bonds, University of the Sacred Heart Project, Series 2001,
 5.250%, 9/01/31
---------------------------------------------------------------------------------------------------------------------------------
Energy - 3.8%

Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil, Inc. Project, Series 1992,   8/03 at 101.00      Baa1
 6.650%, 8/01/09

Ashland, Kentucky, Sewage and Solid Waste Revenue Bonds, Ashland Oil, Inc. Project, Series 1995,        2/05 at 102.00      Baa2
 7.125%, 2/01/22 (Alternative Minimum Tax)

Ashland, Kentucky, Solid Waste Revenue Bonds, Ashland Oil, Inc. Project, Series 1991,                  10/03 at 100.00      Baa1
 7.200%, 10/01/20 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 13.2%

Christian, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 1996A,                7/06 at 102.00        A-
 6.000%, 7/01/17

Christian, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 1997A,      7/06 at 102.00        A-
 6.000%, 7/01/13

Clark, Kentucky, Hospital Revenue Refunding and Improvement Bonds, Clark Regional Medical Center        3/07 at 102.00      BBB-
 Project, Series 1997, 6.200%, 4/01/13

Jefferson, Kentucky, Insured Hospital Revenue Bonds, Alliant Health System, Inc. Project, Series 1992, 10/03 at 101.00       AAA
 6.436%, 10/01/14 - MBIA Insured

Kentucky Development Finance Authority, Hospital Revenue Refunding and Improvement Bonds,              11/03 at 100.00       AAA
 St. Elizabeth's Medical Center, Series 1991A, 6.000%, 11/01/10 - FGIC Insured

Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, St. Elizabeth's    12/03 at 102.00       AAA
 Medical Center, Inc. Project, Series 1993A, 6.000%, 12/01/22 - FGIC Insured

Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville            2/07 at 102.00       AAA
 United Methodist Hospital of Kentucky, Inc. Project, Series 1997, 5.700%, 2/01/28 - CONNIE
 LEE/AMBAC Insured

Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
Improvement Bonds, Appalachian Regional Healthcare, Inc. Project, Series 1997:
 5.500%, 10/01/07                                                                                        No Opt. Call       BB-
 5.600%, 10/01/08                                                                                      4/08 at 102.00       BB-
 5.850%, 10/01/17                                                                                      4/08 at 102.00       BB-
 5.875%, 10/01/22                                                                                      4/08 at 102.00       BB-

Kentucky Economic Development Finance Authority, Revenue Refunding and Improvement Bonds,               6/08 at 101.00        AA
 Catholic Health Initiatives, Series 1998A, 5.000%, 12/01/27

                                                                                                                Market
Description                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.3%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,               $    11,372,676
 Series 2002, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.2%

Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project,              5,176,022
 Series 1999, 5.500%, 3/01/29

Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project,                   9,772,670
 Series 2001, 6.250%, 4/01/21

Jefferson, Kentucky, College Revenue Bonds, Bellarmine College Project, Series 1999, 5.250%, 5/01/29         5,834,824

Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement                   9,462,060
 Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 - FSA Insured

Kentucky Higher Education Student Loan Corporation, Insured Student Loan Revenue Bonds,                         35,004
 Series 1991B, 6.800%, 6/01/03 (Alternative Minimum Tax)

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing         2,579,000
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
 5.375%, 2/01/29

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing         3,120,930
 Authority, Higher Education Revenue Bonds, University of the Sacred Heart Project, Series 2001,
 5.250%, 9/01/31
----------------------------------------------------------------------------------------------------------------------
Energy - 3.8%

Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil, Inc. Project, Series 1992,        5,051,300
 6.650%, 8/01/09

Ashland, Kentucky, Sewage and Solid Waste Revenue Bonds, Ashland Oil, Inc. Project, Series 1995,             9,439,380
 7.125%, 2/01/22 (Alternative Minimum Tax)

Ashland, Kentucky, Solid Waste Revenue Bonds, Ashland Oil, Inc. Project, Series 1991,                        4,383,239
 7.200%, 10/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
Healthcare - 13.2%

Christian, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 1996A,                     1,381,421
 6.000%, 7/01/17

Christian, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 1997A,           3,737,265
 6.000%, 7/01/13

Clark, Kentucky, Hospital Revenue Refunding and Improvement Bonds, Clark Regional Medical Center             5,323,859
 Project, Series 1997, 6.200%, 4/01/13

Jefferson, Kentucky, Insured Hospital Revenue Bonds, Alliant Health System, Inc. Project, Series 1992,       2,968,672
 6.436%, 10/01/14 - MBIA Insured

Kentucky Development Finance Authority, Hospital Revenue Refunding and Improvement Bonds,                    1,003,970
 St. Elizabeth's Medical Center, Series 1991A, 6.000%, 11/01/10 - FGIC Insured

Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, St. Elizabeth's          5,203,200
 Medical Center, Inc. Project, Series 1993A, 6.000%, 12/01/22 - FGIC Insured

Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville                10,520,775
 United Methodist Hospital of Kentucky, Inc. Project, Series 1997, 5.700%, 2/01/28 - CONNIE
 LEE/AMBAC Insured

Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
Improvement Bonds, Appalachian Regional Healthcare, Inc. Project, Series 1997:
 5.500%, 10/01/07                                                                                             488,285
 5.600%, 10/01/08                                                                                             486,655
 5.850%, 10/01/17                                                                                           3,216,745
 5.875%, 10/01/22                                                                                           1,342,755

Kentucky Economic Development Finance Authority, Revenue Refunding and Improvement Bonds,                    6,093,840
 Catholic Health Initiatives, Series 1998A, 5.000%, 12/01/27

----
18

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

             Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001:
     $ 1,000  5.250%, 9/01/21
       1,000  5.250%, 9/01/24

      10,340 Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
              Healthcare, Inc., Series 2000B, 0.000%, 10/01/28 - MBIA Insured

       1,665 McCracken County, Kentucky, Hospital Facilities Revenue Refunding Bonds, Mercy Health System,
              Series 1994A, 6.300%, 11/01/06 - MBIA Insured

      16,500 Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Inc., Series 2002A, 5.625%, 11/15/30
-----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.1%

       2,500 Greater Kentucky Housing Assistance Corporation, Mortgage Revenue Refunding Bonds, FHA-Insured
              Mortgage Loans - Section 8 Assisted Projects, Series 1993A, 6.250%, 7/01/24 - MBIA Insured

       3,440 Henderson, Kentucky, Residential Facilities Senior Tax-Exempt Revenue Bonds, Pleasant Pointe Project,
              Series 1999A, 6.125%, 5/01/29
-----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.2%

       2,000 Kentucky Housing Corporation, Housing Revenue Bonds, 2000 Series F, 5.850%, 7/01/20 (Alternative
              Minimum Tax)

       3,715 Kentucky Housing Corporation, Housing Revenue Bonds, 1996 Series E, 6.300%, 1/01/28 (Alternative
              Minimum Tax)

       2,140 Kentucky Housing Corporation, Housing Revenue Bonds, 1997 Series B, 6.250%, 7/01/28 (Alternative
              Minimum Tax)

       1,410 Kentucky Housing Corporation, Housing Revenue Bonds, 1998 Series F, 5.000%, 7/01/18 (Alternative
              Minimum Tax)

         430 Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage
              Loans, 1994 Series A, 6.500%, 7/01/17

       9,480 Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31

         930 Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage
              Loans, 1994 Series C, 6.400%, 1/01/17

         810 Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage
              Loans, 1995 Series B, 6.625%, 7/01/26 (Alternative Minimum Tax)

       3,690 Kentucky Housing Corporation, Housing Revenue Bonds, 1999 Series B, 5.250%, 1/01/28 (Alternative
              Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.5%

       4,840 Florence, Kentucky, Housing Facilities Revenue Bonds, Bluegrass RHF Housing, Inc. Project,
              Series 1999, 6.375%, 8/15/29 - ACA Insured

         555 Jefferson, Kentucky, First Mortgage Revenue Bonds, First Christian Church Homes of Kentucky Project,
              Series 1994, 6.000%, 11/15/09

             Kentucky Economic Development Finance Authority, Healthcare Facilities Revenue Bonds, Christian
             Church Homes of Kentucky, Inc. Obligated Group, Series 1998:
       1,800  5.375%, 11/15/23
       3,500  5.500%, 11/15/30

             Kentucky Economic Development Finance Authority, Tax-Exempt Mortgage Revenue Bonds, South
             Central Nursing Homes, Inc. Project, Series 1997A:
       2,000  6.000%, 7/01/27 (Mandatory put 7/01/20) - MBIA Insured
       3,700  6.000%, 7/01/27 (Mandatory put 1/01/24) - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
             Materials - 4.5%

       2,370 Hancock County, Kentucky, Solid Waste Disposal Revenue Bonds, Willamette Industries, Inc. Project,
              Series 1996, 6.600%, 5/01/26

       5,250 Henderson County, Kentucky, Solid Waste Disposal Revenue Bonds, MacMillan Bloedel Project,
              Series 1995, 7.000%, 3/01/25 (Alternative Minimum Tax)

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001:
 5.250%, 9/01/21                                                                                          9/11 at 100.00
 5.250%, 9/01/24                                                                                          9/11 at 100.00

Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton                         No Opt. Call
 Healthcare, Inc., Series 2000B, 0.000%, 10/01/28 - MBIA Insured

McCracken County, Kentucky, Hospital Facilities Revenue Refunding Bonds, Mercy Health System,             11/04 at 102.00
 Series 1994A, 6.300%, 11/01/06 - MBIA Insured

Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Inc., Series 2002A, 5.625%, 11/15/30         11/12 at 100.00
--------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 1.1%

Greater Kentucky Housing Assistance Corporation, Mortgage Revenue Refunding Bonds, FHA-Insured             7/03 at 100.00
 Mortgage Loans - Section 8 Assisted Projects, Series 1993A, 6.250%, 7/01/24 - MBIA Insured

Henderson, Kentucky, Residential Facilities Senior Tax-Exempt Revenue Bonds, Pleasant Pointe Project,      5/09 at 102.00
 Series 1999A, 6.125%, 5/01/29
--------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 5.2%

Kentucky Housing Corporation, Housing Revenue Bonds, 2000 Series F, 5.850%, 7/01/20 (Alternative          11/10 at 100.00
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1996 Series E, 6.300%, 1/01/28 (Alternative           7/06 at 102.00
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1997 Series B, 6.250%, 7/01/28 (Alternative           6/07 at 102.00
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1998 Series F, 5.000%, 7/01/18 (Alternative           1/09 at 101.00
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage              1/04 at 102.00
 Loans, 1994 Series A, 6.500%, 7/01/17

Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31                         4/09 at 101.00

Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage              7/04 at 102.00
 Loans, 1994 Series C, 6.400%, 1/01/17

Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage              1/05 at 102.00
 Loans, 1995 Series B, 6.625%, 7/01/26 (Alternative Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1999 Series B, 5.250%, 1/01/28 (Alternative           4/09 at 101.00
 Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.5%

Florence, Kentucky, Housing Facilities Revenue Bonds, Bluegrass RHF Housing, Inc. Project,                 8/09 at 101.00
 Series 1999, 6.375%, 8/15/29 - ACA Insured

Jefferson, Kentucky, First Mortgage Revenue Bonds, First Christian Church Homes of Kentucky Project,      11/04 at 102.00
 Series 1994, 6.000%, 11/15/09

Kentucky Economic Development Finance Authority, Healthcare Facilities Revenue Bonds, Christian
Church Homes of Kentucky, Inc. Obligated Group, Series 1998:
 5.375%, 11/15/23                                                                                         5/08 at 102.00
 5.500%, 11/15/30                                                                                         5/08 at 102.00

Kentucky Economic Development Finance Authority, Tax-Exempt Mortgage Revenue Bonds, South
Central Nursing Homes, Inc. Project, Series 1997A:
 6.000%, 7/01/27 (Mandatory put 7/01/20) - MBIA Insured                                                   1/08 at 105.00
 6.000%, 7/01/27 (Mandatory put 1/01/24) - MBIA Insured                                                   1/08 at 105.00
--------------------------------------------------------------------------------------------------------------------------
Materials - 4.5%

Hancock County, Kentucky, Solid Waste Disposal Revenue Bonds, Willamette Industries, Inc. Project,         5/06 at 102.00
 Series 1996, 6.600%, 5/01/26

Henderson County, Kentucky, Solid Waste Disposal Revenue Bonds, MacMillan Bloedel Project,                 3/05 at 102.00
 Series 1995, 7.000%, 3/01/25 (Alternative Minimum Tax)

                                                                                                                         Market
Description                                                                                               Ratings**       Value
-------------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001:
 5.250%, 9/01/21                                                                                                AA $ 1,054,330
 5.250%, 9/01/24                                                                                                AA   1,042,400

Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton                            AAA   2,992,706
 Healthcare, Inc., Series 2000B, 0.000%, 10/01/28 - MBIA Insured

McCracken County, Kentucky, Hospital Facilities Revenue Refunding Bonds, Mercy Health System,                   AAA   1,801,364
 Series 1994A, 6.300%, 11/01/06 - MBIA Insured

Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Inc., Series 2002A, 5.625%, 11/15/30                A-  17,187,225
-------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 1.1%

Greater Kentucky Housing Assistance Corporation, Mortgage Revenue Refunding Bonds, FHA-Insured                  AAA   2,502,950
 Mortgage Loans - Section 8 Assisted Projects, Series 1993A, 6.250%, 7/01/24 - MBIA Insured

Henderson, Kentucky, Residential Facilities Senior Tax-Exempt Revenue Bonds, Pleasant Pointe Project,           N/R   3,226,066
 Series 1999A, 6.125%, 5/01/29
-------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 5.2%

Kentucky Housing Corporation, Housing Revenue Bonds, 2000 Series F, 5.850%, 7/01/20 (Alternative                AAA   2,171,000
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1996 Series E, 6.300%, 1/01/28 (Alternative                AAA   3,920,179
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1997 Series B, 6.250%, 7/01/28 (Alternative                AAA   2,283,145
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1998 Series F, 5.000%, 7/01/18 (Alternative                AAA   1,468,910
 Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage                   AAA     443,696
 Loans, 1994 Series A, 6.500%, 7/01/17

Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31                              AAA   9,864,509

Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage                   AAA     959,472
 Loans, 1994 Series C, 6.400%, 1/01/17

Kentucky Housing Corporation, Housing Revenue Bonds, Federally Insured or Guaranteed Mortgage                   AAA     844,385
 Loans, 1995 Series B, 6.625%, 7/01/26 (Alternative Minimum Tax)

Kentucky Housing Corporation, Housing Revenue Bonds, 1999 Series B, 5.250%, 1/01/28 (Alternative                AAA   3,816,604
 Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 3.5%

Florence, Kentucky, Housing Facilities Revenue Bonds, Bluegrass RHF Housing, Inc. Project,                        A   5,227,974
 Series 1999, 6.375%, 8/15/29 - ACA Insured

Jefferson, Kentucky, First Mortgage Revenue Bonds, First Christian Church Homes of Kentucky Project,            BBB     567,643
 Series 1994, 6.000%, 11/15/09

Kentucky Economic Development Finance Authority, Healthcare Facilities Revenue Bonds, Christian
Church Homes of Kentucky, Inc. Obligated Group, Series 1998:
 5.375%, 11/15/23                                                                                              BBB   1,808,766
 5.500%, 11/15/30                                                                                              BBB   3,525,025

Kentucky Economic Development Finance Authority, Tax-Exempt Mortgage Revenue Bonds, South
Central Nursing Homes, Inc. Project, Series 1997A:
 6.000%, 7/01/27 (Mandatory put 7/01/20) - MBIA Insured                                                        AAA   2,255,960
 6.000%, 7/01/27 (Mandatory put 1/01/24) - MBIA Insured                                                        AAA   4,173,526
-------------------------------------------------------------------------------------------------------------------------------
Materials - 4.5%

Hancock County, Kentucky, Solid Waste Disposal Revenue Bonds, Willamette Industries, Inc. Project,              BBB   2,437,758
 Series 1996, 6.600%, 5/01/26

Henderson County, Kentucky, Solid Waste Disposal Revenue Bonds, MacMillan Bloedel Project,                      BBB   5,494,073
 Series 1995, 7.000%, 3/01/25 (Alternative Minimum Tax)

----
19

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Materials (continued)

     $ 1,000 Jefferson, Kentucky, Pollution Control Revenue Bonds, E.I. du Pont de Nemours Company Project,
              Series 1982A, 6.300%, 7/01/12

       3,750 Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1994,
              7.000%, 6/01/24 (Alternative Minimum Tax)

       4,240 Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1996,
              6.800%, 5/01/26 (Alternative Minimum Tax)

       2,000 Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1996,
              6.550%, 4/15/27 (Alternative Minimum Tax)

       2,820 Wickliffe, Kentucky, Solid Waste Disposal Revenue Bonds, Westvaco Corporation Project, Series 1996,
              6.375%, 4/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.8%

       2,500 Jefferson, Kentucky, General Obligation Refunding Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative
              Minimum Tax)

       1,175 Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21

       3,000 Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 - FGIC Insured

       4,400 Puerto Rico, Public Improvement Bonds, TICS 2001-2, 10.540%, 7/01/19 (IF) - FSA Insured
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 21.4%

       1,875 Bell County, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Judicial Center
              Project, Series 2000, 5.850%, 9/01/28 - AMBAC Insured

       1,465 Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility,
              Series 2001, 5.125%, 9/01/22

             Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
       1,785  5.000%, 6/01/23
       1,230  5.000%, 6/01/24
       1,665  5.000%, 6/01/25

             Daviess County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
             Series 1994:
         505  5.800%, 5/01/11
         535  5.800%, 5/01/12
         570  5.800%, 5/01/13
         600  5.800%, 5/01/14

             Fayette County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
             Series 2000:
       1,665  5.500%, 6/01/18
       2,795  5.500%, 6/01/20

       3,155 Florence, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Administrative Office
              Complex Project, Series 1997, 5.500%, 6/01/27 - MBIA Insured

       1,200 Floyd County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 1995, 5.500%, 5/01/15

         141 Jefferson County, Kentucky, Equipment Lease Purchase Revenue Bonds, Energy System Project,
              Series 1987, 9.000%, 6/01/03

          27 Jefferson County, Kentucky, Equipment Lease Purchase Revenue Bonds, Energy System Project,
              Series 1988, 9.500%, 6/01/03

       4,500 Kenton County, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Courthouse
              Facilities Project, 1998 Series A, 5.000%, 3/01/29

             Ewing, Kentucky, Lease Acquisition Program, Fixed-Rate Revenue Bonds, Kentucky Area Development
             Districts' Financing Trust, Series 2000C:
         750  5.850%, 6/01/20
       1,000  6.000%, 6/01/30

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Materials (continued)

Jefferson, Kentucky, Pollution Control Revenue Bonds, E.I. du Pont de Nemours Company Project,          7/03 at 103.00       AA-
 Series 1982A, 6.300%, 7/01/12

Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1994,             6/04 at 102.00      Baa2
 7.000%, 6/01/24 (Alternative Minimum Tax)

Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1996,             5/06 at 102.00       N/R
 6.800%, 5/01/26 (Alternative Minimum Tax)

Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1996,             4/07 at 102.00      Baa2
 6.550%, 4/15/27 (Alternative Minimum Tax)

Wickliffe, Kentucky, Solid Waste Disposal Revenue Bonds, Westvaco Corporation Project, Series 1996,     4/06 at 102.00       BBB
 6.375%, 4/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.8%

Jefferson, Kentucky, General Obligation Refunding Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative     5/09 at 100.00        AA
 Minimum Tax)

Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21                         11/11 at 101.00       AA-

Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 - FGIC Insured          10/12 at 100.00       AAA

Puerto Rico, Public Improvement Bonds, TICS 2001-2, 10.540%, 7/01/19 (IF) - FSA Insured                   No Opt. Call       AAA
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 21.4%

Bell County, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Judicial Center     3/11 at 102.00       AAA
 Project, Series 2000, 5.850%, 9/01/28 - AMBAC Insured

Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility,     9/12 at 101.00       Aa3
 Series 2001, 5.125%, 9/01/22

Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
 5.000%, 6/01/23                                                                                       6/12 at 100.00       Aa2
 5.000%, 6/01/24                                                                                       6/12 at 100.00       Aa2
 5.000%, 6/01/25                                                                                       6/12 at 100.00       Aa2

Daviess County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
Series 1994:
 5.800%, 5/01/11                                                                                       5/04 at 102.00       Aa3
 5.800%, 5/01/12                                                                                       5/04 at 102.00       Aa3
 5.800%, 5/01/13                                                                                       5/04 at 102.00       Aa3
 5.800%, 5/01/14                                                                                       5/04 at 102.00       Aa3

Fayette County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
Series 2000:
 5.500%, 6/01/18                                                                                       6/10 at 101.00       AA-
 5.500%, 6/01/20                                                                                       6/10 at 101.00       AA-

Florence, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Administrative Office  6/07 at 102.00       AAA
 Complex Project, Series 1997, 5.500%, 6/01/27 - MBIA Insured

Floyd County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,             5/05 at 102.00       Aa3
 Series 1995, 5.500%, 5/01/15

Jefferson County, Kentucky, Equipment Lease Purchase Revenue Bonds, Energy System Project,                No Opt. Call       N/R
 Series 1987, 9.000%, 6/01/03

Jefferson County, Kentucky, Equipment Lease Purchase Revenue Bonds, Energy System Project,                No Opt. Call       N/R
 Series 1988, 9.500%, 6/01/03

Kenton County, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Courthouse        3/09 at 101.00       Aa3
 Facilities Project, 1998 Series A, 5.000%, 3/01/29

Ewing, Kentucky, Lease Acquisition Program, Fixed-Rate Revenue Bonds, Kentucky Area Development
Districts' Financing Trust, Series 2000C:
 5.850%, 6/01/20                                                                                       6/10 at 102.00        AA
 6.000%, 6/01/30                                                                                       6/10 at 102.00        AA

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Materials (continued)

Jefferson, Kentucky, Pollution Control Revenue Bonds, E.I. du Pont de Nemours Company Project,         $1,033,580
 Series 1982A, 6.300%, 7/01/12

Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1994,             3,892,163
 7.000%, 6/01/24 (Alternative Minimum Tax)

Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1996,             4,436,100
 6.800%, 5/01/26 (Alternative Minimum Tax)

Perry, Kentucky, Solid Waste Disposal Revenue Bonds, TJ International Project, Series 1996,             2,085,720
 6.550%, 4/15/27 (Alternative Minimum Tax)

Wickliffe, Kentucky, Solid Waste Disposal Revenue Bonds, Westvaco Corporation Project, Series 1996,     2,869,435
 6.375%, 4/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.8%

Jefferson, Kentucky, General Obligation Refunding Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative     2,815,975
 Minimum Tax)

Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21                          1,267,108

Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 - FGIC Insured           3,196,740

Puerto Rico, Public Improvement Bonds, TICS 2001-2, 10.540%, 7/01/19 (IF) - FSA Insured                 6,944,784
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 21.4%

Bell County, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Judicial Center     2,089,463
 Project, Series 2000, 5.850%, 9/01/28 - AMBAC Insured

Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility,     1,594,008
 Series 2001, 5.125%, 9/01/22

Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
 5.000%, 6/01/23                                                                                       1,901,471
 5.000%, 6/01/24                                                                                       1,307,404
 5.000%, 6/01/25                                                                                       1,764,634

Daviess County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
Series 1994:
 5.800%, 5/01/11                                                                                         534,229
 5.800%, 5/01/12                                                                                         565,966
 5.800%, 5/01/13                                                                                         602,992
 5.800%, 5/01/14                                                                                         634,614

Fayette County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
Series 2000:
 5.500%, 6/01/18                                                                                       1,894,404
 5.500%, 6/01/20                                                                                       3,142,530

Florence, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Administrative Office  3,489,493
 Complex Project, Series 1997, 5.500%, 6/01/27 - MBIA Insured

Floyd County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,             1,266,480
 Series 1995, 5.500%, 5/01/15

Jefferson County, Kentucky, Equipment Lease Purchase Revenue Bonds, Energy System Project,                141,264
 Series 1987, 9.000%, 6/01/03

Jefferson County, Kentucky, Equipment Lease Purchase Revenue Bonds, Energy System Project,                 26,508
 Series 1988, 9.500%, 6/01/03

Kenton County, Kentucky, Public Properties Corporation, First Mortgage Revenue Bonds, Courthouse        4,614,975
 Facilities Project, 1998 Series A, 5.000%, 3/01/29

Ewing, Kentucky, Lease Acquisition Program, Fixed-Rate Revenue Bonds, Kentucky Area Development
Districts' Financing Trust, Series 2000C:
 5.850%, 6/01/20                                                                                         829,013
 6.000%, 6/01/30                                                                                       1,123,500

----
20

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $   400 Kentucky State Property and Buildings Commission, Project 66A, Agency Fund Revenue Bonds,
              Series 2000, 5.750%, 5/01/20 - MBIA Insured

             Kentucky State Property and Buildings Commission, Project 72, Revenue Refunding Bonds, Series 2001:
       4,375  5.375%, 10/01/18 - MBIA Insured
       5,860  5.375%, 10/01/19 - MBIA Insured

       4,000 Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization
              Project, Series 2001B, 5.150%, 7/01/19 - FSA Insured

      11,000 Urban County Government of Lexington and Fayette Counties, Kentucky, Public Facilities Corporation,
              Mortgage Revenue Bonds, Series 1998, 5.125%, 10/01/31 - FSA Insured

         650 Magoffin County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 2000, 5.750%, 6/01/20

       1,525 McCracken County, Kentucky, Public Properties Corporation, Revenue Bonds, Court Facilities Project,
              Series 1995, 5.900%, 9/01/26 - AMBAC Insured

       8,000 Mount Sterling, Kentucky, Lease Revenue Bonds, Kentucky League of Cities Funding Program,
              Series 1993A, 6.200%, 3/01/18

       5,100 Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
              Series 2001A, 5.125%, 4/01/21

       1,360 Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
              Series 2001, 5.000%, 4/01/21

             Pendleton County, Kentucky, County Lease Revenue Bonds, Kentucky Associated Counties Leasing Trust
             Program, Series 1993A:
      16,460  6.500%, 3/01/19
         500  6.400%, 3/01/19

       4,000 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Reset Option Long
              Certificates, Series 1996Y-II-R-66, 8.100%, 1/01/13 (IF)

          55 Puerto Rico Infrastructure Finance Authority, Special Tax Revenue Bonds, Series 1988A,
              7.750%, 7/01/08

       3,185 Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L,
              5.500%, 7/01/21 - FSA Insured

       7,000 Warren County, Kentucky, Justice Center Expansion Corporation, First Mortgage Revenue Bonds, AOC
              Judicial Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Transportation - 5.1%

      10,540 Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, Delta Airlines Project,
              Series 1992A, 6.125%, 2/01/22 (Alternative Minimum Tax)

       1,250 Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport Revenue
              Bonds, Series 1996B, 5.750%, 3/01/13 - MBIA Insured

       5,090 Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport Revenue
              Bonds, Series 2003B, 5.000%, 3/01/23 (Alternative Minimum Tax) - MBIA Insured

       5,000 Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Airport System Revenue Bonds,
              Series 1995A, 5.625%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

       1,000 Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Airport System Revenue Bonds,
              Series 2003C, 5.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

       6,000 Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Special Facilities Revenue
              Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.8%

       1,595 Bowling Green, Kentucky, Municipal Projects Corporation, Lease Revenue Bonds, Series 1994,
              6.500%, 12/01/14 (Pre-refunded to 12/01/04)

       1,005 Casey County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 1995, 5.750%, 3/01/15 (Pre-refunded to 3/01/05)

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Kentucky State Property and Buildings Commission, Project 66A, Agency Fund Revenue Bonds,              5/10 at 100.00       AAA
 Series 2000, 5.750%, 5/01/20 - MBIA Insured

Kentucky State Property and Buildings Commission, Project 72, Revenue Refunding Bonds, Series 2001:
 5.375%, 10/01/18 - MBIA Insured                                                                     10/11 at 100.00       AAA
 5.375%, 10/01/19 - MBIA Insured                                                                     10/11 at 100.00       AAA

Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization         7/11 at 100.00       AAA
 Project, Series 2001B, 5.150%, 7/01/19 - FSA Insured

Urban County Government of Lexington and Fayette Counties, Kentucky, Public Facilities Corporation,    7/08 at 102.00       AAA
 Mortgage Revenue Bonds, Series 1998, 5.125%, 10/01/31 - FSA Insured

Magoffin County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,         6/10 at 101.00       Aa3
 Series 2000, 5.750%, 6/01/20

McCracken County, Kentucky, Public Properties Corporation, Revenue Bonds, Court Facilities Project,    9/06 at 102.00       AAA
 Series 1995, 5.900%, 9/01/26 - AMBAC Insured

Mount Sterling, Kentucky, Lease Revenue Bonds, Kentucky League of Cities Funding Program,              9/03 at 102.00       Aa3
 Series 1993A, 6.200%, 3/01/18

Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds,            4/11 at 101.00       Aa3
 Series 2001A, 5.125%, 4/01/21

Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds,              4/11 at 101.00       Aa3
 Series 2001, 5.000%, 4/01/21

Pendleton County, Kentucky, County Lease Revenue Bonds, Kentucky Associated Counties Leasing Trust
Program, Series 1993A:
 6.500%, 3/01/19                                                                                      9/03 at 102.00         A
 6.400%, 3/01/19                                                                                        No Opt. Call         A

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Reset Option Long               No Opt. Call       AAA
 Certificates, Series 1996Y-II-R-66, 8.100%, 1/01/13 (IF)

Puerto Rico Infrastructure Finance Authority, Special Tax Revenue Bonds, Series 1988A,                 7/03 at 100.00      BBB+
 7.750%, 7/01/08

Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L,    No Opt. Call       AAA
 5.500%, 7/01/21 - FSA Insured

Warren County, Kentucky, Justice Center Expansion Corporation, First Mortgage Revenue Bonds, AOC       9/07 at 102.00       AAA
 Judicial Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Transportation - 5.1%

Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, Delta Airlines Project,       8/03 at 100.00       BB-
 Series 1992A, 6.125%, 2/01/22 (Alternative Minimum Tax)

Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport Revenue      3/06 at 102.00       AAA
 Bonds, Series 1996B, 5.750%, 3/01/13 - MBIA Insured

Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport Revenue      3/13 at 100.00       AAA
 Bonds, Series 2003B, 5.000%, 3/01/23 (Alternative Minimum Tax) - MBIA Insured

Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Airport System Revenue Bonds,  7/05 at 102.00       AAA
 Series 1995A, 5.625%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Airport System Revenue Bonds,  7/13 at 100.00       AAA
 Series 2003C, 5.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Special Facilities Revenue     3/09 at 101.00      Baa3
 Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 10.8%

Bowling Green, Kentucky, Municipal Projects Corporation, Lease Revenue Bonds, Series 1994,            12/04 at 102.00     A2***
 6.500%, 12/01/14 (Pre-refunded to 12/01/04)

Casey County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,            3/05 at 102.00    Aa3***
 Series 1995, 5.750%, 3/01/15 (Pre-refunded to 3/01/05)

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Kentucky State Property and Buildings Commission, Project 66A, Agency Fund Revenue Bonds,             $   463,440
 Series 2000, 5.750%, 5/01/20 - MBIA Insured

Kentucky State Property and Buildings Commission, Project 72, Revenue Refunding Bonds, Series 2001:
 5.375%, 10/01/18 - MBIA Insured                                                                       4,947,906
 5.375%, 10/01/19 - MBIA Insured                                                                       6,587,753

Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization          4,387,680
 Project, Series 2001B, 5.150%, 7/01/19 - FSA Insured

Urban County Government of Lexington and Fayette Counties, Kentucky, Public Facilities Corporation,    11,562,980
 Mortgage Revenue Bonds, Series 1998, 5.125%, 10/01/31 - FSA Insured

Magoffin County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,            730,795
 Series 2000, 5.750%, 6/01/20

McCracken County, Kentucky, Public Properties Corporation, Revenue Bonds, Court Facilities Project,     1,726,941
 Series 1995, 5.900%, 9/01/26 - AMBAC Insured

Mount Sterling, Kentucky, Lease Revenue Bonds, Kentucky League of Cities Funding Program,               8,174,400
 Series 1993A, 6.200%, 3/01/18

Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds,             5,539,569
 Series 2001A, 5.125%, 4/01/21

Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds,               1,460,137
 Series 2001, 5.000%, 4/01/21

Pendleton County, Kentucky, County Lease Revenue Bonds, Kentucky Associated Counties Leasing Trust
Program, Series 1993A:
 6.500%, 3/01/19                                                                                      16,821,955
 6.400%, 3/01/19                                                                                         632,315

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Reset Option Long              5,190,160
 Certificates, Series 1996Y-II-R-66, 8.100%, 1/01/13 (IF)

Puerto Rico Infrastructure Finance Authority, Special Tax Revenue Bonds, Series 1988A,                     56,067
 7.750%, 7/01/08

Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L,   3,820,949
 5.500%, 7/01/21 - FSA Insured

Warren County, Kentucky, Justice Center Expansion Corporation, First Mortgage Revenue Bonds, AOC        7,568,400
 Judicial Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------
Transportation - 5.1%

Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, Delta Airlines Project,        7,247,515
 Series 1992A, 6.125%, 2/01/22 (Alternative Minimum Tax)

Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport Revenue       1,396,763
 Bonds, Series 1996B, 5.750%, 3/01/13 - MBIA Insured

Kenton County Airport Board, Kentucky, Cincinnati-Northern Kentucky International Airport Revenue       5,262,347
 Bonds, Series 2003B, 5.000%, 3/01/23 (Alternative Minimum Tax) - MBIA Insured

Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Airport System Revenue Bonds,   5,368,000
 Series 1995A, 5.625%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured

Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Airport System Revenue Bonds,   1,058,150
 Series 2003C, 5.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

Louisville and Jefferson Counties Regional Airport Authority, Kentucky, Special Facilities Revenue      5,044,980
 Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 10.8%

Bowling Green, Kentucky, Municipal Projects Corporation, Lease Revenue Bonds, Series 1994,              1,755,792
 6.500%, 12/01/14 (Pre-refunded to 12/01/04)

Casey County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,             1,105,460
 Series 1995, 5.750%, 3/01/15 (Pre-refunded to 3/01/05)

----
21

Portfolio of Investments
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
---------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

     $ 1,070 Fleming County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 1995, 5.875%, 3/01/15 (Pre-refunded to 3/01/05)

       1,260 Floyd County, Kentucky, Public Properties Corporation First Mortgage Revenue Bonds, Floyd County
              Justice Center Project, Series 1995A, 5.550%, 9/01/23 (Pre-refunded to 3/01/06)

       3,550 Floyd County, Kentucky, Public Properties Corporation First Mortgage Revenue Bonds, Floyd County
              Justice Center Project, Series 1996B, 6.200%, 9/01/26 (Pre-refunded to 3/01/06)

             Hardin County, Kentucky, Building Commission Revenue Bonds, Detention Facility Project, Series 1994:
         525  6.200%, 12/01/11 (Pre-refunded to 12/01/04) - MBIA Insured
       1,775  6.250%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured

       3,465 Hopkins County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 1994, 6.200%, 6/01/19 (Pre-refunded to 6/01/04)

       2,000 Jefferson County, Kentucky, Student Housing Industrial Building Revenue Bonds, University of Louisville
              Collegiate Housing Foundation Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded to 9/01/09)

             Kentucky Infrastructure Authority, Infrastructure Revolving Fund Program Revenue Bonds, Series 1995J:
         440  6.300%, 6/01/10 (Pre-refunded to 6/01/05)
         360  6.350%, 6/01/11 (Pre-refunded to 6/01/05)
         600  6.375%, 6/01/14 (Pre-refunded to 6/01/05)

         420 Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue Bonds, 1995 Series G,
              6.300%, 8/01/10 (Pre-refunded to 8/01/05)

       1,000 Lawrence County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 1994, 6.750%, 11/01/14 (Pre-refunded to 11/01/04)

             Lexington-Fayette Urban County Government, Kentucky, Governmental Project Revenue Bonds,
             University of Kentucky Alumni Association, Inc. Commonwealth Library Project, Series 1994:
       3,195  6.750%, 11/01/17 (Pre-refunded to 11/01/04) - MBIA Insured
       4,320  6.750%, 11/01/24 (Pre-refunded to 11/01/04) - MBIA Insured

             Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
             Revenue Bonds, Series 1994A:
       2,720  6.750%, 5/15/19 (Pre-refunded to 11/15/04) - AMBAC Insured
       2,070  6.500%, 5/15/24 (Pre-refunded to 11/15/04) - AMBAC Insured
       2,500  6.750%, 5/15/25 (Pre-refunded to 11/15/04) - AMBAC Insured

       1,365 McCreary County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Second Series of 1995, 5.600%, 8/01/16 (Pre-refunded to 8/01/05)

       1,410 Morgan County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,
              Series 1994, 6.000%, 9/01/14 (Pre-refunded to 9/01/04)

       1,310 Puerto Rico Public Improvement, General Obligation Bonds, Series 1996, 5.400%, 7/01/25 (Pre-refunded to 7/01/06)

       2,000 Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997, 5.375%, 7/01/25
              (Pre-refunded to 7/01/07)

       2,600 Puerto Rico Public Improvement, General Obligation Bonds, Series 2000, 5.750%, 7/01/26 -
              (Pre-refunded to 7/01/10) - MBIA Insured

       3,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T, 6.000%, 7/01/16
              (Pre-refunded to 7/01/04)

       2,800 Russell, Kentucky, Health System Revenue Refunding Bonds, Franciscan Health Partnership, Inc.,
              Our Lady of Bellefonte Hospital Issue, Series 1997, 5.500%, 7/01/15 (Pre-refunded to 1/01/10)
---------------------------------------------------------------------------------------------------------------------
             Utilities - 7.1%

       6,000 Boone, Kentucky, Collateralized Pollution Control Revenue Refunding Bonds, Cincinnati Gas and Electric
              Company Project, Series 1994A, 5.500%, 1/01/24 - MBIA Insured

       1,750 Jefferson, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project,
              Series 1995A, 5.900%, 4/15/23

                                                                                                          Optional Call
Description                                                                                                 Provisions*
------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Fleming County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,            3/05 at 102.00
 Series 1995, 5.875%, 3/01/15 (Pre-refunded to 3/01/05)

Floyd County, Kentucky, Public Properties Corporation First Mortgage Revenue Bonds, Floyd County         3/06 at 102.00
 Justice Center Project, Series 1995A, 5.550%, 9/01/23 (Pre-refunded to 3/01/06)

Floyd County, Kentucky, Public Properties Corporation First Mortgage Revenue Bonds, Floyd County         3/06 at 102.00
 Justice Center Project, Series 1996B, 6.200%, 9/01/26 (Pre-refunded to 3/01/06)

Hardin County, Kentucky, Building Commission Revenue Bonds, Detention Facility Project, Series 1994:
 6.200%, 12/01/11 (Pre-refunded to 12/01/04) - MBIA Insured                                            12/04 at 102.00
 6.250%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured                                            12/04 at 102.00

Hopkins County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,            6/04 at 102.00
 Series 1994, 6.200%, 6/01/19 (Pre-refunded to 6/01/04)

Jefferson County, Kentucky, Student Housing Industrial Building Revenue Bonds, University of Louisville  9/09 at 102.00
 Collegiate Housing Foundation Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded to 9/01/09)

Kentucky Infrastructure Authority, Infrastructure Revolving Fund Program Revenue Bonds, Series 1995J:
 6.300%, 6/01/10 (Pre-refunded to 6/01/05)                                                              6/05 at 102.00
 6.350%, 6/01/11 (Pre-refunded to 6/01/05)                                                              6/05 at 102.00
 6.375%, 6/01/14 (Pre-refunded to 6/01/05)                                                              6/05 at 102.00

Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue Bonds, 1995 Series G,          8/05 at 102.00
 6.300%, 8/01/10 (Pre-refunded to 8/01/05)

Lawrence County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,          11/04 at 102.00
 Series 1994, 6.750%, 11/01/14 (Pre-refunded to 11/01/04)

Lexington-Fayette Urban County Government, Kentucky, Governmental Project Revenue Bonds,
University of Kentucky Alumni Association, Inc. Commonwealth Library Project, Series 1994:
 6.750%, 11/01/17 (Pre-refunded to 11/01/04) - MBIA Insured                                            11/04 at 102.00
 6.750%, 11/01/24 (Pre-refunded to 11/01/04) - MBIA Insured                                            11/04 at 102.00

Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
Revenue Bonds, Series 1994A:
 6.750%, 5/15/19 (Pre-refunded to 11/15/04) - AMBAC Insured                                            11/04 at 102.00
 6.500%, 5/15/24 (Pre-refunded to 11/15/04) - AMBAC Insured                                            11/04 at 102.00
 6.750%, 5/15/25 (Pre-refunded to 11/15/04) - AMBAC Insured                                            11/04 at 102.00

McCreary County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,           8/05 at 102.00
 Second Series of 1995, 5.600%, 8/01/16 (Pre-refunded to 8/01/05)

Morgan County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,             9/04 at 102.00
 Series 1994, 6.000%, 9/01/14 (Pre-refunded to 9/01/04)

Puerto Rico Public Improvement, General Obligation Bonds, Series 1996, 5.400%, 7/01/25 (Pre-refunded     7/06 at 101.50
 to 7/01/06)

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997, 5.375%, 7/01/25         7/07 at 100.00
 (Pre-refunded to 7/01/07)

Puerto Rico Public Improvement, General Obligation Bonds, Series 2000, 5.750%, 7/01/26 -                 7/10 at 100.00
 (Pre-refunded to 7/01/10) - MBIA Insured

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T, 6.000%, 7/01/16                 7/04 at 102.00
 (Pre-refunded to 7/01/04)

Russell, Kentucky, Health System Revenue Refunding Bonds, Franciscan Health Partnership, Inc.,           1/10 at 100.00
 Our Lady of Bellefonte Hospital Issue, Series 1997, 5.500%, 7/01/15 (Pre-refunded to 1/01/10)
------------------------------------------------------------------------------------------------------------------------
Utilities - 7.1%

Boone, Kentucky, Collateralized Pollution Control Revenue Refunding Bonds, Cincinnati Gas and Electric   1/04 at 102.00
 Company Project, Series 1994A, 5.500%, 1/01/24 - MBIA Insured

Jefferson, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project,       4/05 at 102.00
 Series 1995A, 5.900%, 4/15/23

                                                                                                                      Market
Description                                                                                             Ratings**      Value
----------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Fleming County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,               A+*** $1,178,873
 Series 1995, 5.875%, 3/01/15 (Pre-refunded to 3/01/05)

Floyd County, Kentucky, Public Properties Corporation First Mortgage Revenue Bonds, Floyd County           N/R***  1,424,644
 Justice Center Project, Series 1995A, 5.550%, 9/01/23 (Pre-refunded to 3/01/06)

Floyd County, Kentucky, Public Properties Corporation First Mortgage Revenue Bonds, Floyd County           N/R***  4,075,968
 Justice Center Project, Series 1996B, 6.200%, 9/01/26 (Pre-refunded to 3/01/06)

Hardin County, Kentucky, Building Commission Revenue Bonds, Detention Facility Project, Series 1994:
 6.200%, 12/01/11 (Pre-refunded to 12/01/04) - MBIA Insured                                                  AAA    575,337
 6.250%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured                                                  AAA  1,946,501

Hopkins County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,              Aa3***  3,711,881
 Series 1994, 6.200%, 6/01/19 (Pre-refunded to 6/01/04)

Jefferson County, Kentucky, Student Housing Industrial Building Revenue Bonds, University of Louisville    N/R***  2,556,040
 Collegiate Housing Foundation Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded to 9/01/09)

Kentucky Infrastructure Authority, Infrastructure Revolving Fund Program Revenue Bonds, Series 1995J:
 6.300%, 6/01/10 (Pre-refunded to 6/01/05)                                                                Aa3***    493,478
 6.350%, 6/01/11 (Pre-refunded to 6/01/05)                                                                Aa3***    404,111
 6.375%, 6/01/14 (Pre-refunded to 6/01/05)                                                                Aa3***    673,812

Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue Bonds, 1995 Series G,             A-***    455,213
 6.300%, 8/01/10 (Pre-refunded to 8/01/05)

Lawrence County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,             Aa3***  1,099,110
 Series 1994, 6.750%, 11/01/14 (Pre-refunded to 11/01/04)

Lexington-Fayette Urban County Government, Kentucky, Governmental Project Revenue Bonds,
University of Kentucky Alumni Association, Inc. Commonwealth Library Project, Series 1994:
 6.750%, 11/01/17 (Pre-refunded to 11/01/04) - MBIA Insured                                                  AAA  3,513,126
 6.750%, 11/01/24 (Pre-refunded to 11/01/04) - MBIA Insured                                                  AAA  4,750,142

Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
Revenue Bonds, Series 1994A:
 6.750%, 5/15/19 (Pre-refunded to 11/15/04) - AMBAC Insured                                                  AAA  2,996,706
 6.500%, 5/15/24 (Pre-refunded to 11/15/04) - AMBAC Insured                                                  AAA  2,273,129
 6.750%, 5/15/25 (Pre-refunded to 11/15/04) - AMBAC Insured                                                  AAA  2,754,325

McCreary County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,             Aa3***  1,448,593
 Second Series of 1995, 5.600%, 8/01/16 (Pre-refunded to 8/01/05)

Morgan County, Kentucky, School District Finance Corporation, School Building Revenue Bonds,               Aa3***  1,524,915
 Series 1994, 6.000%, 9/01/14 (Pre-refunded to 9/01/04)

Puerto Rico Public Improvement, General Obligation Bonds, Series 1996, 5.400%, 7/01/25 (Pre-refunded        A-***  1,487,610
 to 7/01/06)

Puerto Rico Public Improvement, General Obligation Refunding Bonds, Series 1997, 5.375%, 7/01/25            A-***  2,284,240
 (Pre-refunded to 7/01/07)

Puerto Rico Public Improvement, General Obligation Bonds, Series 2000, 5.750%, 7/01/26 -                      AAA  3,139,006
 (Pre-refunded to 7/01/10) - MBIA Insured

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T, 6.000%, 7/01/16                    A-***  3,220,110
 (Pre-refunded to 7/01/04)

Russell, Kentucky, Health System Revenue Refunding Bonds, Franciscan Health Partnership, Inc.,            Baa2***  3,247,188
 Our Lady of Bellefonte Hospital Issue, Series 1997, 5.500%, 7/01/15 (Pre-refunded to 1/01/10)
----------------------------------------------------------------------------------------------------------------------------
Utilities - 7.1%

Boone, Kentucky, Collateralized Pollution Control Revenue Refunding Bonds, Cincinnati Gas and Electric        AAA  6,244,620
 Company Project, Series 1994A, 5.500%, 1/01/24 - MBIA Insured

Jefferson, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project,             A1  1,832,180
 Series 1995A, 5.900%, 4/15/23

----
22

   Principal                                                                                                       Optional Call
Amount (000) Description                                                                                             Provisions*
---------------------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

             Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
    $  7,100  0.000%, 1/01/11 - AMBAC Insured                                                                       No Opt. Call
       6,475  0.000%, 1/01/12 - AMBAC Insured                                                                       No Opt. Call
       7,900  0.000%, 1/01/17 - AMBAC Insured                                                                       No Opt. Call
      13,300  0.000%, 1/01/18 - AMBAC Insured                                                                       No Opt. Call
       5,100  0.000%, 1/01/19 - AMBAC Insured                                                                       No Opt. Call
       4,725  0.000%, 1/01/20 - AMBAC Insured                                                                       No Opt. Call

         400 Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1993A, 0.000%, 1/01/04      No Opt. Call
              (Alternative Minimum Tax) - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 9.3%

       1,405 Christian County, Kentucky, Water District, Waterworks Revenue Bonds, Series 1999,                  10/09 at 101.00
              6.000%, 1/01/30 - AMBAC Insured

       1,750 Henderson, Kentucky, Water and Sewer Revenue Refunding Bonds, Series 1994A, 6.100%, 11/01/14 -      11/04 at 103.00
              FSA Insured

             Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue Bonds, 1995 Series G:
         445  6.350%, 8/01/11                                                                                     8/05 at 102.00
         825  6.375%, 8/01/14                                                                                     8/05 at 102.00

       1,000 Kentucky Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term          2/11 at 102.00
              Program, Series 2001A, 5.375%, 2/01/20

             Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
             Revenue Bonds, Series 1997B:
       6,000  5.350%, 5/15/22 - MBIA Insured                                                                     11/07 at 101.00
       2,500  5.200%, 5/15/25 - MBIA Insured                                                                     11/07 at 101.00

             Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
             Revenue Bonds, Series 2001A:
      16,000  5.500%, 5/15/34 - MBIA Insured                                                                     11/11 at 101.00
       5,805  5.000%, 5/15/36 - MBIA Insured                                                                     11/11 at 101.00

       6,920 Northern Kentucky Water District, Revenue Refunding Bonds, Series 2002A, 5.000%, 2/01/27 -           2/12 at 100.00
              FGIC Insured
---------------------------------------------------------------------------------------------------------------------------------
    $488,158 Total Long-Term Investments (cost $454,479,572) - 97.3%
---------------------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 1.2%

       2,100 Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Bonds,
              Oak Hammock at the University of Florida Project, Series 2002A, Variable Rate Demand Obligations,
              1.300%, 10/01/32+

       3,700 Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Concordia College
              Project, Variable Rate Demand Bonds, Series 1999, 1.350%, 9/01/14+
---------------------------------------------------------------------------------------------------------------------------------
    $  5,800 Total Short-Term Investments (cost $5,800,000)
---------------------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $460,279,572) - 98.5%

             --------------------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.5%

             --------------------------------------------------------------------------------------------------------------------
             Net Assets - 100%

             --------------------------------------------------------------------------------------------------------------------

                                                                                                                    Market
Description                                                                                         Ratings**        Value
--------------------------------------------------------------------------------------------------------------------------
Utilities (continued)

Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
 0.000%, 1/01/11 - AMBAC Insured                                                                         AAA $  5,505,908
 0.000%, 1/01/12 - AMBAC Insured                                                                         AAA    4,790,594
 0.000%, 1/01/17 - AMBAC Insured                                                                         AAA    4,509,320
 0.000%, 1/01/18 - AMBAC Insured                                                                         AAA    7,181,335
 0.000%, 1/01/19 - AMBAC Insured                                                                         AAA    2,599,878
 0.000%, 1/01/20 - AMBAC Insured                                                                         AAA    2,273,339

Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1993A, 0.000%, 1/01/04         AAA      397,484
 (Alternative Minimum Tax) - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 9.3%

Christian County, Kentucky, Water District, Waterworks Revenue Bonds, Series 1999,                        Aaa    1,658,406
 6.000%, 1/01/30 - AMBAC Insured

Henderson, Kentucky, Water and Sewer Revenue Refunding Bonds, Series 1994A, 6.100%, 11/01/14 -            AAA    1,914,010
 FSA Insured

Kentucky Infrastructure Authority, Governmental Agencies Program, Revenue Bonds, 1995 Series G:
 6.350%, 8/01/11                                                                                          A-      491,276
 6.375%, 8/01/14                                                                                          A-      911,229

Kentucky Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term               AA-    1,117,090
 Program, Series 2001A, 5.375%, 2/01/20

Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
Revenue Bonds, Series 1997B:
 5.350%, 5/15/22 - MBIA Insured                                                                          AAA    6,594,540
 5.200%, 5/15/25 - MBIA Insured                                                                          AAA    2,679,222

Louisville and Jefferson Counties Metropolitan Sewer District, Kentucky, Sewer and Drainage System
Revenue Bonds, Series 2001A:
 5.500%, 5/15/34 - MBIA Insured                                                                          AAA   17,652,320
 5.000%, 5/15/36 - MBIA Insured                                                                          AAA    6,103,551

Northern Kentucky Water District, Revenue Refunding Bonds, Series 2002A, 5.000%, 2/01/27 -                Aaa    7,294,230
 FGIC Insured
--------------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments (cost $454,479,572) - 97.3%                                               486,023,810
--------------------------------------------------------------------------------------------------------------------------

Short-Term Investments - 1.2%

Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Bonds,       VMIG-1    2,100,000
 Oak Hammock at the University of Florida Project, Series 2002A, Variable Rate Demand Obligations,
 1.300%, 10/01/32+

Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Concordia College    VMIG-1    3,700,000
 Project, Variable Rate Demand Bonds, Series 1999, 1.350%, 9/01/14+
--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (cost $5,800,000)                                                          5,800,000
--------------------------------------------------------------------------------------------------------------------------

Total Investments (cost $460,279,572) - 98.5%                                                                  491,823,810

--------------------------------------------------------------------------------------------------------------------------------
Other Assets Less Liabilities - 1.5%                                                                             7,530,588

--------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100%                                                                                             $499,354,398

--------------------------------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (IF) Inverse floating rate security.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.

----
23

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND
May 31, 2003

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.7%

     $ 2,000 Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding
              Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20
-------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.3%

         970 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002
              Refunding, 5.375%, 5/15/33
-------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 2.3%

       6,150 Board of Governors of Wayne State University, Michigan, General Revenue Bonds, Series 1999,
              5.125%, 11/15/29 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------
             Healthcare - 14.3%

             Flint, Michigan, Hospital Building Authority, Revenue Rental Bonds, Hurley Medical Center,
             Series 1998B:
       1,000  5.375%, 7/01/18
       1,000  5.375%, 7/01/28

       3,750 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,
              5.500%, 1/15/31

       3,530 Lake View Community Hospital Authority, Michigan, Hospital Revenue Refunding Bonds, Series 1997,
              6.250%, 2/15/13

       6,400 Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, Detroit Medical Center
              Obligated Group, Series 1993A, 6.500%, 8/15/18

       2,920 Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical
              Center Obligated Group, Series 1993B, 5.500%, 8/15/23

       3,000 Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
              Series 2003A Refunding, 5.625%, 3/01/17

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Otsego Memorial
              Hospital, Gaylord, Michigan, Series 1995, 6.125%, 1/01/15

         860 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community
              Hospital, Series 1995, 6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital,
              Series 1996, 6.250%, 10/01/27

       1,475 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Chelsea Community
              Hospital, Series 1998, 5.375%, 5/15/19

       1,000 Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Crittenton Hospital,
              Series 2002A, 5.625%, 3/01/27

       2,200 Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
              Series 1999A, 6.000%, 11/15/24

             Pontiac, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, NOMC Obligated
             Group, Series 1993:
       3,000  6.000%, 8/01/18
       5,165  6.000%, 8/01/23

       3,000 Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, William
              Beaumont Hospital, Series 1996I, 5.250%, 1/01/20 - MBIA Insured

             Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Bonds, William Beaumont Hospital,
             Series 2001M:
       1,000  5.250%, 11/15/31 - MBIA Insured
       2,000  5.250%, 11/15/35 - MBIA Insured

         500 Saginaw, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. Luke's Hospital,
              Series 1991C, 6.750%, 7/01/17 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.5%

         400 Grand Rapids, Michigan, Housing Corporation, Multifamily Revenue Refunding Bonds, FHA-Insured
              Mortgage Loan - Section 8 Assisted Elderly Project, Series 1992, 7.375%, 7/15/41

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 0.7%

Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding          9/05 at 102.00        A3
 Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.3%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002             5/12 at 100.00        A-
 Refunding, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 2.3%

Board of Governors of Wayne State University, Michigan, General Revenue Bonds, Series 1999,           11/09 at 101.00       AAA
 5.125%, 11/15/29 - FGIC Insured
--------------------------------------------------------------------------------------------------------------------------------
Healthcare - 14.3%

Flint, Michigan, Hospital Building Authority, Revenue Rental Bonds, Hurley Medical Center,
Series 1998B:
 5.375%, 7/01/18                                                                                      7/08 at 101.00      Baa3
 5.375%, 7/01/28                                                                                      7/08 at 101.00      Baa3

Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,               7/11 at 101.00        AA
 5.500%, 1/15/31

Lake View Community Hospital Authority, Michigan, Hospital Revenue Refunding Bonds, Series 1997,       2/07 at 101.00       N/R
 6.250%, 2/15/13

Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, Detroit Medical Center         8/03 at 102.00      BBB-
 Obligated Group, Series 1993A, 6.500%, 8/15/18

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical       8/04 at 102.00      BBB-
 Center Obligated Group, Series 1993B, 5.500%, 8/15/23

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,           3/13 at 100.00        A1
 Series 2003A Refunding, 5.625%, 3/01/17

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Otsego Memorial           1/05 at 102.00        A+
 Hospital, Gaylord, Michigan, Series 1995, 6.125%, 1/01/15

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community           No Opt. Call       BBB
 Hospital, Series 1995, 6.100%, 10/01/07

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital,       10/06 at 102.00      BBB-
 Series 1996, 6.250%, 10/01/27

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Chelsea Community         5/08 at 101.00       BBB
 Hospital, Series 1998, 5.375%, 5/15/19

Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Crittenton Hospital,               3/12 at 101.00        A+
 Series 2002A, 5.625%, 3/01/27

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,          11/09 at 101.00        A1
 Series 1999A, 6.000%, 11/15/24

Pontiac, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, NOMC Obligated
Group, Series 1993:
 6.000%, 8/01/18                                                                                      8/03 at 102.00       Ba1
 6.000%, 8/01/23                                                                                      8/03 at 102.00       Ba1

Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, William             1/06 at 102.00       AAA
 Beaumont Hospital, Series 1996I, 5.250%, 1/01/20 - MBIA Insured

Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Bonds, William Beaumont Hospital,
Series 2001M:
 5.250%, 11/15/31 - MBIA Insured                                                                     11/11 at 100.00       AAA
 5.250%, 11/15/35 - MBIA Insured                                                                     11/11 at 100.00       AAA

Saginaw, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. Luke's Hospital,  7/03 at 100.00       AAA
 Series 1991C, 6.750%, 7/01/17 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 2.5%

Grand Rapids, Michigan, Housing Corporation, Multifamily Revenue Refunding Bonds, FHA-Insured          1/04 at 104.00       AAA
 Mortgage Loan - Section 8 Assisted Elderly Project, Series 1992, 7.375%, 7/15/41

                                                                                                          Market
Description                                                                                                Value
----------------------------------------------------------------------------------------------------------------
Consumer Discretionary - 0.7%

Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding         $2,092,120
 Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20
----------------------------------------------------------------------------------------------------------------
Consumer Staples - 0.3%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002               851,524
 Refunding, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 2.3%

Board of Governors of Wayne State University, Michigan, General Revenue Bonds, Series 1999,            6,465,495
 5.125%, 11/15/29 - FGIC Insured
----------------------------------------------------------------------------------------------------------------
Healthcare - 14.3%

Flint, Michigan, Hospital Building Authority, Revenue Rental Bonds, Hurley Medical Center,
Series 1998B:
 5.375%, 7/01/18                                                                                        904,840
 5.375%, 7/01/28                                                                                        839,080

Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,               3,934,838
 5.500%, 1/15/31

Lake View Community Hospital Authority, Michigan, Hospital Revenue Refunding Bonds, Series 1997,       3,390,777
 6.250%, 2/15/13

Michigan State Hospital Finance Authority, Revenue and Refunding Bonds, Detroit Medical Center         5,091,648
 Obligated Group, Series 1993A, 6.500%, 8/15/18

Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds, Detroit Medical       1,977,716
 Center Obligated Group, Series 1993B, 5.500%, 8/15/23

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,           3,292,410
 Series 2003A Refunding, 5.625%, 3/01/17

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Otsego Memorial           1,048,320
 Hospital, Gaylord, Michigan, Series 1995, 6.125%, 1/01/15

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community           903,817
 Hospital, Series 1995, 6.100%, 10/01/07

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital,          975,740
 Series 1996, 6.250%, 10/01/27

Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Chelsea Community         1,449,247
 Hospital, Series 1998, 5.375%, 5/15/19

Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Crittenton Hospital,               1,055,200
 Series 2002A, 5.625%, 3/01/27

Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,           2,360,622
 Series 1999A, 6.000%, 11/15/24

Pontiac, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, NOMC Obligated
Group, Series 1993:
 6.000%, 8/01/18                                                                                      2,473,230
 6.000%, 8/01/23                                                                                      4,121,050

Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, William             3,186,480
 Beaumont Hospital, Series 1996I, 5.250%, 1/01/20 - MBIA Insured

Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Bonds, William Beaumont Hospital,
Series 2001M:
 5.250%, 11/15/31 - MBIA Insured                                                                      1,050,100
 5.250%, 11/15/35 - MBIA Insured                                                                      2,105,960

Saginaw, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. Luke's Hospital,    502,055
 Series 1991C, 6.750%, 7/01/17 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 2.5%

Grand Rapids, Michigan, Housing Corporation, Multifamily Revenue Refunding Bonds, FHA-Insured            417,092
 Mortgage Loan - Section 8 Assisted Elderly Project, Series 1992, 7.375%, 7/15/41

----
24

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

      $  750 Grand Rapids, Michigan, Housing Finance Authority, Multifamily Housing Refunding Revenue Bonds,       9/04 at 100.00
              Fannie Mae Collateralized, Series 1990A, 7.625%, 9/01/23

       1,190 Michigan State Housing Development Authority, Limited Obligation Multifamily Revenue Refunding        4/05 at 102.00
              Bonds, GNMA Collateralized Program, Parc Pointe Apartments, Series 1995A, 6.500%, 10/01/15

       6,000 Michigan State Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds,                No Opt. Call
              Series 1983I, 0.000%, 4/01/14

         800 Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1995 Series B,            6/05 at 102.00
              6.150%, 10/01/15 - MBIA Insured

       1,590 Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1999 Series A,            4/09 at 101.00
              5.300%, 10/01/37 (Alternative Minimum Tax) - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.2%

       2,000 Michigan State Housing Development Authority, Single Family Mortgage Revenue Bonds,                   6/10 at 100.00
              Series 1999B-1, 6.300%, 12/01/20 (Alternative Minimum Tax) - MBIA Insured

       1,100 Michigan State Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2002B,     6/12 at 100.00
              5.500%, 6/01/30 (Alternative Minimum Tax) - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Industrials - 0.4%

       1,055 Michigan Strategic Fund, Limited Obligation Revenue Bonds, WMX Technologies, Inc. Project,           12/03 at 102.00
              Series 1993, 6.000%, 12/01/13 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 4.5%

       1,500 Economic Development Corporation of the Charter Township of Grand Rapids, Michigan, Limited           7/09 at 101.00
              Obligation Bonds, Porter Hills Obligated Group, Cook Valley Estate Project, Series 1999, 5.450%,
              7/01/29

       2,500 Economic Development Corporation of the City of Kalamazoo, Michigan, Limited Obligation Revenue       5/07 at 102.00
              Refunding Revenue Bonds, Friendship Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27

       1,200 Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan           1/06 at 102.00
              Obligated Group, Series 1995, 6.500%, 1/01/25

             Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan
             Obligated Group, Series 1997:
         600  6.375%, 1/01/15                                                                                      1/07 at 102.00
         500  6.375%, 1/01/25                                                                                      1/07 at 102.00

             Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian
             Village, Series 1998:
         400  5.300%, 7/01/18                                                                                      7/08 at 101.00
       1,675  5.375%, 7/01/28                                                                                      7/08 at 101.00

       4,800 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community, Inc. Project,  6/08 at 100.00
              Series 1998, 5.250%, 6/01/18
----------------------------------------------------------------------------------------------------------------------------------
             Materials - 0.6%

       1,650 Economic Development Corporation of Dickinson County, Michigan, Pollution Control Revenue            10/03 at 102.00
              Refunding Bonds, Champion International Corporation Project, Series 1993, 5.850%, 10/01/18
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 22.9%

       1,000 Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,        5/12 at 100.00
              Series 2002, 5.500%, 5/01/18

       1,175 Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/21                        10/12 at 100.50

       1,625 Brighton Township Sanitary Sewer Drainage District, Livingston County, Michigan, General Obligation   4/09 at 100.00
              Limited Tax Bonds, Series 2000, 5.250%, 10/01/19 - FSA Insured

       1,020 Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds,    5/13 at 100.00
              Series 2003, 5.250%, 5/01/22

       1,195 Carman-Ainsworth Community School District, Genesee County, Michigan, General Obligation Bonds,       5/12 at 100.00
              Series 2002, 5.500%, 5/01/19 - FGIC Insured

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Grand Rapids, Michigan, Housing Finance Authority, Multifamily Housing Refunding Revenue Bonds,            AAA $  776,955
 Fannie Mae Collateralized, Series 1990A, 7.625%, 9/01/23

Michigan State Housing Development Authority, Limited Obligation Multifamily Revenue Refunding             Aaa  1,250,631
 Bonds, GNMA Collateralized Program, Parc Pointe Apartments, Series 1995A, 6.500%, 10/01/15

Michigan State Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds,                   AA-  2,317,320
 Series 1983I, 0.000%, 4/01/14

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1995 Series B,                 AAA    845,736
 6.150%, 10/01/15 - MBIA Insured

Michigan State Housing Development Authority, Rental Housing Revenue Bonds, 1999 Series A,                 AAA  1,636,285
 5.300%, 10/01/37 (Alternative Minimum Tax) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 1.2%

Michigan State Housing Development Authority, Single Family Mortgage Revenue Bonds,                        AAA  2,194,320
 Series 1999B-1, 6.300%, 12/01/20 (Alternative Minimum Tax) - MBIA Insured

Michigan State Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2002B,          AAA  1,158,212
 5.500%, 6/01/30 (Alternative Minimum Tax) - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Industrials - 0.4%

Michigan Strategic Fund, Limited Obligation Revenue Bonds, WMX Technologies, Inc. Project,                 BBB  1,084,266
 Series 1993, 6.000%, 12/01/13 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 4.5%

Economic Development Corporation of the Charter Township of Grand Rapids, Michigan, Limited                 A-  1,527,525
 Obligation Bonds, Porter Hills Obligated Group, Cook Valley Estate Project, Series 1999, 5.450%,
 7/01/29

Economic Development Corporation of the City of Kalamazoo, Michigan, Limited Obligation Revenue            BBB  2,428,050
 Refunding Revenue Bonds, Friendship Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27

Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan                N/R  1,136,148
 Obligated Group, Series 1995, 6.500%, 1/01/25

Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan
Obligated Group, Series 1997:
 6.375%, 1/01/15                                                                                          N/R    588,666
 6.375%, 1/01/25                                                                                          N/R    464,640

Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian
Village, Series 1998:
 5.300%, 7/01/18                                                                                           A-    410,216
 5.375%, 7/01/28                                                                                           A-  1,689,171

Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community, Inc. Project,       BBB  4,602,336
 Series 1998, 5.250%, 6/01/18
-------------------------------------------------------------------------------------------------------------------------
Materials - 0.6%

Economic Development Corporation of Dickinson County, Michigan, Pollution Control Revenue                  BBB  1,698,609
 Refunding Bonds, Champion International Corporation Project, Series 1993, 5.850%, 10/01/18
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 22.9%

Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,             AAA  1,144,240
 Series 2002, 5.500%, 5/01/18

Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/21                              AAA  1,271,221

Brighton Township Sanitary Sewer Drainage District, Livingston County, Michigan, General Obligation        AAA  1,802,548
 Limited Tax Bonds, Series 2000, 5.250%, 10/01/19 - FSA Insured

Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds,         AAA  1,120,450
 Series 2003, 5.250%, 5/01/22

Carman-Ainsworth Community School District, Genesee County, Michigan, General Obligation Bonds,            AAA  1,358,572
 Series 2002, 5.500%, 5/01/19 - FGIC Insured

----
25

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

     $ 1,500 Clarkston, Michigan, Community Schools, General Obligation Q-SBLF Bonds, Series 1997, 5.250%,         5/07 at 100.00
              5/01/23 - MBIA Insured

       1,800 Coopersville Area Public Schools, Ottawa and Muskegon Counties, Michigan, School Building and Site    5/09 at 100.00
              Bonds, General Obligation - Unlimited Tax, Series 1999, 5.000%, 5/01/29 - MBIA Insured

       2,520 Detroit, Michigan, General Obligation Bonds, Unlimited Tax, Series 1999-B, 5.500%, 4/01/18 -          4/10 at 101.00
              MBIA Insured

       1,000 School District of Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2002A,           5/13 at 100.00
              5.375%, 5/01/24 - FGIC Insured

       2,500 School District of Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2003B,           5/13 at 100.00
              5.000%, 5/01/23 - FGIC Insured

             School District of Detroit, Wayne County, Michigan, School Building and Site Improvement Bonds,
             Unlimited Tax - General Obligation, Series 2001A:
       2,000  5.500%, 5/01/21 - FSA Insured                                                                        5/12 at 100.00
         250  5.125%, 5/01/31 - FSA Insured                                                                        5/12 at 100.00

       1,000 Frankenmuth School District, Saginaw and Tuscola Counties, Michigan, School Building and Site Bonds,  5/10 at 100.00
              General Obligation - Unlimited Tax, Series 2000, 5.625%, 5/01/16 - FGIC Insured

       2,430 School District of Garden City, Wayne County, Michigan, Refunding Bonds, General Obligation -         5/04 at 101.00
              Unlimited Tax, Series 1994, 6.400%, 5/01/11 - FSA Insured

       2,000 School District of Garden City, Wayne County, Michigan, General Obligation Bonds, Series 2001         5/11 at 100.00
              Refunding, 5.000%, 5/01/26

       5,600 Grand Ledge Public Schools, Eaton, Clinton and Ionia Counties, Michigan, Refunding Bonds,             5/05 at 102.00
              Series 1995, 5.375%, 5/01/24 - MBIA Insured

       4,350 Hartland Consolidated School District, Livingston County, Michigan, General Obligation Bonds,         5/11 at 100.00
              Series 2001 Refunding, 5.125%, 5/01/29

       1,000 Hastings Area School System, Barry County, Michigan, Building and Site Bonds, General Obligation -    5/11 at 100.00
              Unlimited Tax, Series 2001, 5.000%, 5/01/26 - MBIA Insured

       2,000 Jonesville Community Schools, Hillsdale and Jackson Counties, Michigan, School Building and Site      5/09 at 100.00
              Bonds, General Obligation - Unlimited Tax, Series 1999, 5.750%, 5/01/29 - FGIC Insured

       1,000 Livonia Municipal Building Authority, Wayne County, Michigan, Building Authority Bonds, Series 2001,  5/10 at 100.00
              5.000%, 5/01/27 - FGIC Insured

       2,700 Livonia Public Schools District, Wayne County, Michigan, School Building and Site Bonds, General        No Opt. Call
              Obligation - Unlimited Tax, Series 1992II, 0.000%, 5/01/08 - FGIC Insured

       2,000 Livonia Public Schools District, Wayne County, Michigan, School Building and Site Bonds, General      5/10 at 100.00
              Obligation - Unlimited Tax, Series 2000, 5.875%, 5/01/25 - FGIC Insured

       2,800 Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Pontiac School          No Opt. Call
              District, Series 1991C, 0.000%, 6/15/08 - FSA Insured

             Okemos Public Schools, Ingham County, Michigan, Refunding Bonds, Series 1993:
       1,000  0.000%, 5/01/17 - MBIA Insured                                                                         No Opt. Call
       1,020  0.000%, 5/01/18 - MBIA Insured                                                                         No Opt. Call

       1,500 Portage Lake Water and Sewage Authority, Houghton County, Michigan, General Obligation Limited Tax   10/05 at 102.00
              Refunding Bonds, Series 1995, 6.200%, 10/01/20 - AMBAC Insured

       1,235 Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation        5/10 at 100.00
              Bonds, Series 2000-I, 5.750%, 5/01/19 - FGIC Insured

       3,000 Southgate Community School District, Wayne County, Michigan, General Obligation Bonds,                5/09 at 100.00
              Series 1999, 5.000%, 5/01/25 - FGIC Insured

       2,500 City of Taylor Building Authority, Wayne County, Michigan, General Obligation Limited Tax Bonds,      3/10 at 100.00
              Series 2000, 5.125%, 3/01/17 - AMBAC Insured

       3,270 West Ottawa Public Schools, Ottawa County, Michigan, Refunding Bonds, Series 1992,                      No Opt. Call
              0.000%, 5/01/17 - FGIC Insured

       5,175 Williamston Community School District, Michigan, General Obligation Unlimited Tax Q-SBLF Bonds,         No Opt. Call
              Series 1996, 5.500%, 5/01/25 - MBIA Insured

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

Clarkston, Michigan, Community Schools, General Obligation Q-SBLF Bonds, Series 1997, 5.250%,              AAA $1,625,325
 5/01/23 - MBIA Insured

Coopersville Area Public Schools, Ottawa and Muskegon Counties, Michigan, School Building and Site         AAA  1,862,514
 Bonds, General Obligation - Unlimited Tax, Series 1999, 5.000%, 5/01/29 - MBIA Insured

Detroit, Michigan, General Obligation Bonds, Unlimited Tax, Series 1999-B, 5.500%, 4/01/18 -               AAA  2,864,232
 MBIA Insured

School District of Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2002A,                AAA  1,104,310
 5.375%, 5/01/24 - FGIC Insured

School District of Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2003B,                AAA  2,672,325
 5.000%, 5/01/23 - FGIC Insured

School District of Detroit, Wayne County, Michigan, School Building and Site Improvement Bonds,
Unlimited Tax - General Obligation, Series 2001A:
 5.500%, 5/01/21 - FSA Insured                                                                            AAA  2,247,380
 5.125%, 5/01/31 - FSA Insured                                                                            AAA    264,510

Frankenmuth School District, Saginaw and Tuscola Counties, Michigan, School Building and Site Bonds,       AAA  1,156,810
 General Obligation - Unlimited Tax, Series 2000, 5.625%, 5/01/16 - FGIC Insured

School District of Garden City, Wayne County, Michigan, Refunding Bonds, General Obligation -              AAA  2,563,407
 Unlimited Tax, Series 1994, 6.400%, 5/01/11 - FSA Insured

School District of Garden City, Wayne County, Michigan, General Obligation Bonds, Series 2001              AAA  2,096,480
 Refunding, 5.000%, 5/01/26

Grand Ledge Public Schools, Eaton, Clinton and Ionia Counties, Michigan, Refunding Bonds,                  AAA  6,052,984
 Series 1995, 5.375%, 5/01/24 - MBIA Insured

Hartland Consolidated School District, Livingston County, Michigan, General Obligation Bonds,              AAA  4,584,683
 Series 2001 Refunding, 5.125%, 5/01/29

Hastings Area School System, Barry County, Michigan, Building and Site Bonds, General Obligation -         AAA  1,048,240
 Unlimited Tax, Series 2001, 5.000%, 5/01/26 - MBIA Insured

Jonesville Community Schools, Hillsdale and Jackson Counties, Michigan, School Building and Site           AAA  2,285,500
 Bonds, General Obligation - Unlimited Tax, Series 1999, 5.750%, 5/01/29 - FGIC Insured

Livonia Municipal Building Authority, Wayne County, Michigan, Building Authority Bonds, Series 2001,       AAA  1,042,510
 5.000%, 5/01/27 - FGIC Insured

Livonia Public Schools District, Wayne County, Michigan, School Building and Site Bonds, General           AAA  2,393,199
 Obligation - Unlimited Tax, Series 1992II, 0.000%, 5/01/08 - FGIC Insured

Livonia Public Schools District, Wayne County, Michigan, School Building and Site Bonds, General           AAA  2,319,020
 Obligation - Unlimited Tax, Series 2000, 5.875%, 5/01/25 - FGIC Insured

Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Pontiac School             AAA  2,473,296
 District, Series 1991C, 0.000%, 6/15/08 - FSA Insured

Okemos Public Schools, Ingham County, Michigan, Refunding Bonds, Series 1993:
 0.000%, 5/01/17 - MBIA Insured                                                                           AAA    562,230
 0.000%, 5/01/18 - MBIA Insured                                                                           AAA    542,263

Portage Lake Water and Sewage Authority, Houghton County, Michigan, General Obligation Limited Tax         AAA  1,683,570
 Refunding Bonds, Series 1995, 6.200%, 10/01/20 - AMBAC Insured

Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation             AAA  1,429,883
 Bonds, Series 2000-I, 5.750%, 5/01/19 - FGIC Insured

Southgate Community School District, Wayne County, Michigan, General Obligation Bonds,                     AAA  3,150,660
 Series 1999, 5.000%, 5/01/25 - FGIC Insured

City of Taylor Building Authority, Wayne County, Michigan, General Obligation Limited Tax Bonds,           AAA  2,764,800
 Series 2000, 5.125%, 3/01/17 - AMBAC Insured

West Ottawa Public Schools, Ottawa County, Michigan, Refunding Bonds, Series 1992,                         AAA  1,838,492
 0.000%, 5/01/17 - FGIC Insured

Williamston Community School District, Michigan, General Obligation Unlimited Tax Q-SBLF Bonds,            AAA  6,103,706
 Series 1996, 5.500%, 5/01/25 - MBIA Insured

----
26

   Principal
Amount (000) Description
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 13.4%

     $ 2,000 Detroit, Michigan, Building Authority, Revenue Bonds, District Court Madison Center, Series 1996A,
              6.150%, 2/01/11

       1,000 Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development
              Area 1 Projects, Series 1998A, 4.750%, 7/01/25 - MBIA Insured

      11,000 Detroit/Wayne County Stadium Authority, Michigan, Building Authority Stadium Bonds, General
              Obligation Limited Tax, Series 1997, 5.250%, 2/01/27 - FGIC Insured

             Downtown Development Authority of Grand Rapids, Michigan, Tax Increment Revenue Bonds,
             Series 1994:
       3,985  0.000%, 6/01/17 - MBIA Insured
       3,295  0.000%, 6/01/18 - MBIA Insured
       1,650  6.875%, 6/01/24 - MBIA Insured

         250 Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Series 1991A,
              4.750%, 12/01/09 - FGIC Insured

             Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001,
       2,720  5.500%, 10/15/19
       5,000  5.000%, 10/15/24

       1,500 Michigan, Certificates of Participation, 525 Redevco, Inc., Series 2000, 5.500%, 6/01/20 -
              AMBAC Insured

       1,220 Michigan, Certificates of Participation, New Center Development, Inc., Series 2001, 5.375%, 9/01/21 -
              MBIA Insured

       2,000 Michigan, State Trunk Line Fund Bonds, Series 2001A, 5.000%, 11/01/25

       6,000 Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 -
              AMBAC Insured

       1,085 Romulus Tax Increment Finance Authority, Wayne County, Michigan, Limited Obligation Revenue
              Development Bonds, Remarketed, Series 1994, 6.750%, 11/01/19
-------------------------------------------------------------------------------------------------------------------
             Transportation - 1.1%

       3,000 Wayne Charter County, Michigan, Detroit Metropolitan Wayne County Airport, Airport Revenue Bonds,
              Series 1998B, 5.000%, 12/01/28
-------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 20.7%

       1,000 Battle Creek Downtown Development Authority, Calhoun County, Michigan, Tax Increment Revenue
              Bonds, Series 1994, 7.600%, 5/01/16 (Pre-refunded to 5/01/04)

       1,800 Battle Creek Tax Increment Finance Authority, Calhoun County, Michigan, Development Bonds,
              Series 1994, 7.400%, 5/01/16 (Pre-refunded to 5/01/04)

         235 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,
              5.750%, 7/01/20 (Pre-refunded to 7/01/10)

       5,000 Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development
              Area 1 Projects, Series 1996C, 6.250%, 7/01/25 (Pre-refunded to 7/01/06)

       2,500 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 1999-A, 5.875%, 7/01/27
              (Pre-refunded to 1/01/10) - FGIC Insured

       6,500 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Residual Option Long Series II-R-103,
              8.490%, 7/01/20 (IF) (Pre-refunded to 1/01/10)

       2,000 Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1999-A, 5.750%, 7/01/26
              (Pre-refunded to 1/01/10) - FGIC Insured

       1,300 Board of Regents of Eastern Michigan University, General Revenue Bonds, Series 1997,
              5.500%, 6/01/27 (Pre-refunded to 12/01/06) - FGIC Insured

       1,000 Holt Public Schools, Ingham and Eaton Counties, Michigan, School Building and Site Bonds, General
              Obligation - Unlimited Tax, Series 2000A, 5.500%, 5/01/23 (Pre-refunded to 5/01/10) - FGIC Insured

       4,000 Lake Orion Community School District, Oakland County, Michigan, School Building and Site Refunding
              Bonds, Series 1994, 7.000%, 5/01/15 (Pre-refunded to 5/01/05) - AMBAC Insured

                                                                                                        Optional Call
Description                                                                                               Provisions* Ratings**
--------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 13.4%

Detroit, Michigan, Building Authority, Revenue Bonds, District Court Madison Center, Series 1996A,     2/07 at 101.00         A
 6.150%, 2/01/11

Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development          7/08 at 100.00       AAA
 Area 1 Projects, Series 1998A, 4.750%, 7/01/25 - MBIA Insured

Detroit/Wayne County Stadium Authority, Michigan, Building Authority Stadium Bonds, General            2/07 at 102.00       AAA
 Obligation Limited Tax, Series 1997, 5.250%, 2/01/27 - FGIC Insured

Downtown Development Authority of Grand Rapids, Michigan, Tax Increment Revenue Bonds,
Series 1994:
 0.000%, 6/01/17 - MBIA Insured                                                                         No Opt. Call       AAA
 0.000%, 6/01/18 - MBIA Insured                                                                         No Opt. Call       AAA
 6.875%, 6/01/24 - MBIA Insured                                                                       6/04 at 102.00       AAA

Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Series 1991A,          6/03 at 100.00       AAA
 4.750%, 12/01/09 - FGIC Insured

Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001,
 5.500%, 10/15/19                                                                                    10/11 at 100.00       AA+
 5.000%, 10/15/24                                                                                    10/11 at 100.00       AA+

Michigan, Certificates of Participation, 525 Redevco, Inc., Series 2000, 5.500%, 6/01/20 -             6/10 at 100.00       AAA
 AMBAC Insured

Michigan, Certificates of Participation, New Center Development, Inc., Series 2001, 5.375%, 9/01/21 -  9/11 at 100.00       AAA
 MBIA Insured

Michigan, State Trunk Line Fund Bonds, Series 2001A, 5.000%, 11/01/25                                 11/11 at 100.00       AAA

Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 -         No Opt. Call       AAA
 AMBAC Insured

Romulus Tax Increment Finance Authority, Wayne County, Michigan, Limited Obligation Revenue           11/06 at 100.00       N/R
 Development Bonds, Remarketed, Series 1994, 6.750%, 11/01/19
--------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.1%

Wayne Charter County, Michigan, Detroit Metropolitan Wayne County Airport, Airport Revenue Bonds,     12/08 at 101.00       AAA
 Series 1998B, 5.000%, 12/01/28
--------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 20.7%

Battle Creek Downtown Development Authority, Calhoun County, Michigan, Tax Increment Revenue           5/04 at 102.00    N/R***
 Bonds, Series 1994, 7.600%, 5/01/16 (Pre-refunded to 5/01/04)

Battle Creek Tax Increment Finance Authority, Calhoun County, Michigan, Development Bonds,             5/04 at 102.00     A-***
 Series 1994, 7.400%, 5/01/16 (Pre-refunded to 5/01/04)

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,            7/10 at 100.00       AAA
 5.750%, 7/01/20 (Pre-refunded to 7/01/10)

Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development          7/06 at 102.00       AAA
 Area 1 Projects, Series 1996C, 6.250%, 7/01/25 (Pre-refunded to 7/01/06)

Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 1999-A, 5.875%, 7/01/27                1/10 at 101.00       AAA
 (Pre-refunded to 1/01/10) - FGIC Insured

Detroit, Michigan, Sewage Disposal System Revenue Bonds, Residual Option Long Series II-R-103,         1/10 at 101.00       AAA
 8.490%, 7/01/20 (IF) (Pre-refunded to 1/01/10)

Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1999-A, 5.750%, 7/01/26       1/10 at 101.00       AAA
 (Pre-refunded to 1/01/10) - FGIC Insured

Board of Regents of Eastern Michigan University, General Revenue Bonds, Series 1997,                  12/06 at 101.00       AAA
 5.500%, 6/01/27 (Pre-refunded to 12/01/06) - FGIC Insured

Holt Public Schools, Ingham and Eaton Counties, Michigan, School Building and Site Bonds, General      5/10 at 100.00       AAA
 Obligation - Unlimited Tax, Series 2000A, 5.500%, 5/01/23 (Pre-refunded to 5/01/10) - FGIC Insured

Lake Orion Community School District, Oakland County, Michigan, School Building and Site Refunding     5/05 at 101.00       AAA
 Bonds, Series 1994, 7.000%, 5/01/15 (Pre-refunded to 5/01/05) - AMBAC Insured

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 13.4%

Detroit, Michigan, Building Authority, Revenue Bonds, District Court Madison Center, Series 1996A,    $ 2,181,380
 6.150%, 2/01/11

Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development           1,016,900
 Area 1 Projects, Series 1998A, 4.750%, 7/01/25 - MBIA Insured

Detroit/Wayne County Stadium Authority, Michigan, Building Authority Stadium Bonds, General            11,816,640
 Obligation Limited Tax, Series 1997, 5.250%, 2/01/27 - FGIC Insured

Downtown Development Authority of Grand Rapids, Michigan, Tax Increment Revenue Bonds,
Series 1994:
 0.000%, 6/01/17 - MBIA Insured                                                                        2,232,796
 0.000%, 6/01/18 - MBIA Insured                                                                        1,745,526
 6.875%, 6/01/24 - MBIA Insured                                                                        1,770,797

Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Series 1991A,             250,720
 4.750%, 12/01/09 - FGIC Insured

Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001,
 5.500%, 10/15/19                                                                                      3,098,080
 5.000%, 10/15/24                                                                                      5,296,050

Michigan, Certificates of Participation, 525 Redevco, Inc., Series 2000, 5.500%, 6/01/20 -              1,690,350
 AMBAC Insured

Michigan, Certificates of Participation, New Center Development, Inc., Series 2001, 5.375%, 9/01/21 -   1,350,394
 MBIA Insured

Michigan, State Trunk Line Fund Bonds, Series 2001A, 5.000%, 11/01/25                                   2,104,440

Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 -        2,347,980
 AMBAC Insured

Romulus Tax Increment Finance Authority, Wayne County, Michigan, Limited Obligation Revenue             1,156,925
 Development Bonds, Remarketed, Series 1994, 6.750%, 11/01/19
-----------------------------------------------------------------------------------------------------------------
Transportation - 1.1%

Wayne Charter County, Michigan, Detroit Metropolitan Wayne County Airport, Airport Revenue Bonds,       3,110,280
 Series 1998B, 5.000%, 12/01/28
-----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 20.7%

Battle Creek Downtown Development Authority, Calhoun County, Michigan, Tax Increment Revenue            1,079,130
 Bonds, Series 1994, 7.600%, 5/01/16 (Pre-refunded to 5/01/04)

Battle Creek Tax Increment Finance Authority, Calhoun County, Michigan, Development Bonds,              1,940,454
 Series 1994, 7.400%, 5/01/16 (Pre-refunded to 5/01/04)

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,               264,001
 5.750%, 7/01/20 (Pre-refunded to 7/01/10)

Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development           5,821,500
 Area 1 Projects, Series 1996C, 6.250%, 7/01/25 (Pre-refunded to 7/01/06)

Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 1999-A, 5.875%, 7/01/27                 3,012,850
 (Pre-refunded to 1/01/10) - FGIC Insured

Detroit, Michigan, Sewage Disposal System Revenue Bonds, Residual Option Long Series II-R-103,          9,069,060
 8.490%, 7/01/20 (IF) (Pre-refunded to 1/01/10)

Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1999-A, 5.750%, 7/01/26        2,393,900
 (Pre-refunded to 1/01/10) - FGIC Insured

Board of Regents of Eastern Michigan University, General Revenue Bonds, Series 1997,                    1,487,447
 5.500%, 6/01/27 (Pre-refunded to 12/01/06) - FGIC Insured

Holt Public Schools, Ingham and Eaton Counties, Michigan, School Building and Site Bonds, General       1,181,500
 Obligation - Unlimited Tax, Series 2000A, 5.500%, 5/01/23 (Pre-refunded to 5/01/10) - FGIC Insured

Lake Orion Community School District, Oakland County, Michigan, School Building and Site Refunding      4,484,080
 Bonds, Series 1994, 7.000%, 5/01/15 (Pre-refunded to 5/01/05) - AMBAC Insured

----
27

Portfolio of Investments
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                                                       Optional Call
Amount (000) Description                                                                                             Provisions*
---------------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

     $ 2,000 Macomb County Township Building Authority, Michigan, Building Authority Bonds, Series 2000,          4/08 at 101.00
              6.000%, 4/01/27 (Pre-refunded to 4/01/08) - FGIC Insured

             Michigan Municipal Bond Authority, State Revolving Fund Revenue Bonds, Series 1994:
       1,000  6.500%, 10/01/14 (Pre-refunded to 10/01/04)                                                        10/04 at 102.00
       1,000  6.500%, 10/01/17 (Pre-refunded to 10/01/04)                                                        10/04 at 102.00

         500 Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2000,        10/10 at 101.00
              5.875%, 10/01/17 (Pre-refunded to 10/01/10)

       5,000 Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,            11/09 at 101.00
              Series 1999A, 6.125%, 11/15/26 (Pre-refunded to 11/15/09)

       2,775 Milan Area Schools, Washtenaw and Monroe Counties, Michigan, School Building and Site Bonds,         5/10 at 100.00
              General Obligation - Unlimited Tax, Series 2000A, 5.750%, 5/01/20 (Pre-refunded to 5/01/10) -
              FGIC Insured

       1,000 Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue               11/04 at 102.00
              Refunding Bonds, Cranbrook Educational Community, Series 1994C, 6.900%, 11/01/14 (Pre-refunded to 11/01/04)

       1,215 Potterville Public Schools, Easton County, Michigan, School Building and Site Bonds, General         5/09 at 100.00
              Obligation - Unlimited Tax, Series 1999, 5.750%, 5/01/20 (Pre-refunded to 5/01/09) - FSA Insured

         180 Saginaw-Midland Municipal Water Supply Corporation, Michigan, Water Supply Revenue Bonds,            9/04 at 102.00
              General Obligation Limited Tax, Series 1992, 6.875%, 9/01/16 (Pre-refunded to 9/01/04)

       7,000 Vicksburg Community Schools, Kalamazoo and St. Joseph Counties, Michigan, School Building and Site    5/06 at 37.24
              Bonds, Series 1991, 0.000%, 5/01/20 (Pre-refunded to 5/01/06) - MBIA Insured

       2,470 Waterford School District, Oakland County, Michigan, General Obligation Bonds, Series 1995,          6/04 at 101.00
              6.375%, 6/01/14 (Pre-refunded to 6/01/04) - FGIC Insured

       5,000 Wayland Union School District, Allegan, Barry and Kent Counties, Michigan, School Building and Site  5/05 at 101.00
              Bonds, General Obligation - Unlimited Tax, Series 1994, 6.250%, 5/01/14 (Pre-refunded to
              5/01/05) - FGIC Insured
---------------------------------------------------------------------------------------------------------------------------------
             Utilities - 6.9%

       1,000 Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, 2001 Series A,            1/12 at 100.00
              5.250%, 1/01/27 - AMBAC Insured

       3,000 Michigan State South Central Power Agency, Power Supply System Revenue Refunding Bonds,             11/04 at 102.00
              Series 1994, 7.000%, 11/01/11

       1,000 Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,                   No Opt. Call
              6.000%, 5/01/12

       3,300 Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company          9/11 at 100.00
              Pollution Control Project Bonds, Collateralized, Fixed-Rate Conversion, Series 1999C,
              5.650%, 9/01/29 (Alternative Minimum Tax)

       3,500 Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,         6/04 at 102.00
              Series 1994B, 6.450%, 6/15/24 - AMBAC Insured

       1,000 Monroe County, Michigan, Economic Development Corporation, Limited Obligation Revenue Refunding        No Opt. Call
              Bonds, Collateralized, Detroit Edison Company Project, Series 1992AA, 6.950%, 9/01/22 -
              FGIC Insured

       1,000 Monroe County, Michigan, Pollution Control Revenue Bonds, Detroit Edison Company Project,              No Opt. Call
              Series 1994A, 6.350%, 12/01/04 (Alternative Minimum Tax) - AMBAC Insured

       4,000 Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O,                     No Opt. Call
              0.000%, 7/01/17 - MBIA Insured

       2,000 Wyandotte, Michigan, Electric Revenue Bonds, Series 2002 Refunding, 5.375%, 10/01/16 -              10/08 at 101.00
              MBIA Insured
---------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 6.6%

       4,455 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/19 -               No Opt. Call
              FGIC Insured

                                                                                                                  Market
Description                                                                                         Ratings**      Value
------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Macomb County Township Building Authority, Michigan, Building Authority Bonds, Series 2000,               AAA $2,382,560
 6.000%, 4/01/27 (Pre-refunded to 4/01/08) - FGIC Insured

Michigan Municipal Bond Authority, State Revolving Fund Revenue Bonds, Series 1994:
 6.500%, 10/01/14 (Pre-refunded to 10/01/04)                                                             AAA  1,091,610
 6.500%, 10/01/17 (Pre-refunded to 10/01/04)                                                             AAA  1,091,610

Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2000,              AAA    612,655
 5.875%, 10/01/17 (Pre-refunded to 10/01/10)

Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group,                  AAA  6,164,800
 Series 1999A, 6.125%, 11/15/26 (Pre-refunded to 11/15/09)

Milan Area Schools, Washtenaw and Monroe Counties, Michigan, School Building and Site Bonds,              AAA  3,322,313
 General Obligation - Unlimited Tax, Series 2000A, 5.750%, 5/01/20 (Pre-refunded to 5/01/10) -
 FGIC Insured

Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue                     Aaa  1,101,670
 Refunding Bonds, Cranbrook Educational Community, Series 1994C, 6.900%, 11/01/14 (Pre-refunded to 11/01/04)

Potterville Public Schools, Easton County, Michigan, School Building and Site Bonds, General              AAA  1,443,420
 Obligation - Unlimited Tax, Series 1999, 5.750%, 5/01/20 (Pre-refunded to 5/01/09) - FSA Insured

Saginaw-Midland Municipal Water Supply Corporation, Michigan, Water Supply Revenue Bonds,               A2***    196,481
 General Obligation Limited Tax, Series 1992, 6.875%, 9/01/16 (Pre-refunded to 9/01/04)

Vicksburg Community Schools, Kalamazoo and St. Joseph Counties, Michigan, School Building and Site        AAA  2,492,700
 Bonds, Series 1991, 0.000%, 5/01/20 (Pre-refunded to 5/01/06) - MBIA Insured

Waterford School District, Oakland County, Michigan, General Obligation Bonds, Series 1995,               AAA  2,625,832
 6.375%, 6/01/14 (Pre-refunded to 6/01/04) - FGIC Insured

Wayland Union School District, Allegan, Barry and Kent Counties, Michigan, School Building and Site       AAA  5,534,100
 Bonds, General Obligation - Unlimited Tax, Series 1994, 6.250%, 5/01/14 (Pre-refunded to
 5/01/05) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------
Utilities - 6.9%

Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, 2001 Series A,                 AAA  1,074,620
 5.250%, 1/01/27 - AMBAC Insured

Michigan State South Central Power Agency, Power Supply System Revenue Refunding Bonds,                  Baa1  3,253,350
 Series 1994, 7.000%, 11/01/11

Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,                     Baa1  1,109,550
 6.000%, 5/01/12

Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company                A-  3,459,225
 Pollution Control Project Bonds, Collateralized, Fixed-Rate Conversion, Series 1999C,
 5.650%, 9/01/29 (Alternative Minimum Tax)

Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,              AAA  3,745,385
 Series 1994B, 6.450%, 6/15/24 - AMBAC Insured

Monroe County, Michigan, Economic Development Corporation, Limited Obligation Revenue Refunding           AAA  1,371,750
 Bonds, Collateralized, Detroit Edison Company Project, Series 1992AA, 6.950%, 9/01/22 -
 FGIC Insured

Monroe County, Michigan, Pollution Control Revenue Bonds, Detroit Edison Company Project,                 AAA  1,071,490
 Series 1994A, 6.350%, 12/01/04 (Alternative Minimum Tax) - AMBAC Insured

Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O,                        AAA  2,230,400
 0.000%, 7/01/17 - MBIA Insured

Wyandotte, Michigan, Electric Revenue Bonds, Series 2002 Refunding, 5.375%, 10/01/16 -                    AAA  2,279,640
 MBIA Insured
------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 6.6%

Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/19 -                  AAA  2,225,985
 FGIC Insured

----
28

   Principal                                                                                                    Optional Call
Amount (000) Description                                                                                          Provisions*
------------------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  3,000 Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien Series 2001A,                7/11 at 100.00
              5.125%, 7/01/31 - FGIC Insured

             Detroit, Michigan, Water Supply System Revenue Senior Lien Bonds, Series 2001A:
       2,500  5.000%, 7/01/30 - FGIC Insured                                                                   7/11 at 100.00
       3,000  5.500%, 7/01/33 - FGIC Insured                                                                   7/11 at 101.00

       7,000 Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%, 7/01/25 - 7/13 at 100.00
              MBIA Insured
------------------------------------------------------------------------------------------------------------------------------
    $285,730 Total Long-Term Investments (cost $254,778,714) - 98.4%
------------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.6%

             -----------------------------------------------------------------------------------------------------------------
             Net Assets - 100%

             -----------------------------------------------------------------------------------------------------------------

                                                                                                                  Market
Description                                                                                       Ratings**        Value
------------------------------------------------------------------------------------------------------------------------
Water and Sewer (continued)

Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien Series 2001A,                      AAA $  3,160,500
 5.125%, 7/01/31 - FGIC Insured

Detroit, Michigan, Water Supply System Revenue Senior Lien Bonds, Series 2001A:
 5.000%, 7/01/30 - FGIC Insured                                                                        AAA    2,610,550
 5.500%, 7/01/33 - FGIC Insured                                                                        AAA    3,293,940

Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%, 7/01/25 -       AAA    7,423,774
 MBIA Insured
------------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments (cost $254,778,714) - 98.4%                                             280,000,897
------------------------------------------------------------------------------------------------------------------------

Other Assets Less Liabilities - 1.6%                                                                           4,473,414

------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100%                                                                                           $284,474,311

------------------------------------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
         (IF) Inverse floating rate security.
          N/R Investment is not rated.




                                See accompanying notes to financial statements.

----
29

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.7%

     $ 3,225 St. Louis Industrial Development Authority, Missouri,           No Opt. Call       AAA $2,014,206
              Senior Lien Revenue Bonds, St. Louis Convention Center
              Headquarters Hotel Project, Series 2000A, 0.000%, 7/15/15
              - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.5%

       3,000 Cape Girardeau County Industrial Development Authority,       5/08 at 101.00       AA-  3,094,500
              Missouri, Solid Waste Disposal Revenue Bonds, Procter &
              Gamble Paper Products Company Project, 1998 Series,
              5.300%, 5/15/28 (Alternative Minimum Tax)

       8,100 Missouri State Development Finance Board, Solid Waste           No Opt. Call       AA-  8,979,417
              Disposal Revenue Bonds, Procter & Gamble Paper Products
              Company Project, Series 1999, 5.200%, 3/15/29 (Alternative
              Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 9.6%

       1,000 Kansas City Metropolitan Community Colleges Building          7/11 at 100.00       Aaa  1,143,240
              Corporation, Missouri, Leasehold Revenue Bonds, Series
              2001, 5.500%, 7/01/18 - FGIC Insured

       1,000 Missouri Development Finance Board, Cultural Facilities      12/11 at 100.00       AAA  1,049,050
              Revenue Bonds, Nelson Gallery Foundation, Series 2001A,
              5.000%, 12/01/30 - MBIA Insured

       1,000 Missouri Higher Education Loan Authority, Student Loan        8/03 at 101.00        A2  1,013,040
              Subordinate Lien Revenue Bonds, Series 1992, 6.500%,
              2/15/06 (Alternative Minimum Tax)

       4,190 Missouri Higher Education Loan Authority, Student Loan        2/04 at 102.00        A2  4,357,432
              Subordinate Lien Revenue Bonds, Series 1994F, 6.750%,
              2/15/09 (Alternative Minimum Tax)

       1,000 Missouri Health and Educational Facilities Authority,           No Opt. Call       AA+  1,209,720
              Educational Facilities Revenue Bonds, Washington
              University Issue, Series 2001A, 5.500%, 6/15/16

       1,475 Missouri Health and Educational Facilities Authority,         3/11 at 100.00       AA+  1,541,877
              Educational Facilities Revenue Refunding Bonds, Washington
              University, Series 2001B, 5.000%, 3/01/30

             Missouri Health and Educational Facilities Authority,
             Educational Facilities Revenue Bonds, Maryville University
             of St. Louis Project, Series 1997:
       1,000  5.625%, 6/15/13                                              6/07 at 101.00      Baa2  1,069,940
       1,750  5.750%, 6/15/17                                              6/07 at 101.00      Baa2  1,848,578

       1,100 Missouri Health and Educational Facilities Authority,        10/08 at 100.00       N/R  1,092,850
              Educational Facilities Revenue Bonds, Barstow School,
              Series 1998, 5.250%, 10/01/23

       1,000 Missouri Health and Educational Facilities Authority,         1/10 at 100.00        AA  1,106,940
              Educational Facilities Revenue Bonds, Central Institute
              for the Deaf, Series 1999, 5.850%, 1/01/22 - RAAI Insured

         900 Missouri Health and Educational Facilities Authority,         6/08 at 102.00        A1    969,867
              Educational Facilities Revenue Bonds, Stephens College
              Issue, Series 1999, 6.000%, 6/01/24

       3,375 Missouri Health and Educational Facilities Authority,         6/10 at 100.00      Baa2  3,618,439
              Educational Facilities Revenue Bonds, Maryville University
              of St. Louis Project, Series 2000, 6.750%, 6/15/30

       1,360 Missouri Health and Educational Facilities Authority,         4/11 at 100.00       Aaa  1,552,440
              Educational Facilities Revenue Bonds, Webster University,
              Series 2001, 5.500%, 4/01/18 - MBIA Insured

             Missouri Industrial Development Authority, Industrial
             Revenue Refunding Bonds, Kiel Center Multipurpose Arena
             Project, Series 1992:
         650  7.625%, 12/01/09 (Alternative Minimum Tax)                   6/03 at 102.00       N/R    658,405
       1,000  7.750%, 12/01/13 (Alternative Minimum Tax)                   6/03 at 102.00       N/R  1,014,690
         500  7.875%, 12/01/24 (Alternative Minimum Tax)                   6/03 at 102.00       N/R    508,225

       2,060 Southeast Missouri State University System, Facilities        4/11 at 100.00       Aaa  2,157,047
              Revenue Refunding and Improvement Bonds, Series 2001,
              5.000%, 4/01/26 - MBIA Insured
--------------------------------------------------------------------------------------------------------------
             Healthcare - 6.5%

       1,000 Missouri Health and Educational Facilities Authority,         6/11 at 101.00       AAA  1,069,140
              Health Facilities Revenue Bonds, St. Luke's
              Episcopal-Presbyterian Hospital, Series 2001, 5.250%,
              12/01/26 - FSA Insured

             Missouri Health and Educational Facilities Authority,
             Health Facilities Revenue Bonds, Freeman Health System
             Project, Series 1998:
       1,500  5.250%, 2/15/18                                              2/08 at 102.00      BBB+  1,523,940
       1,300  5.250%, 2/15/28                                              2/08 at 102.00      BBB+  1,286,584

----
30

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

      $  500 Missouri Health and Educational Facilities Authority,        11/06 at 100.00      BBB+ $  501,450
              Health Facilities Revenue Bonds, Capital Region Medical
              Center, Series 1998, 5.250%, 11/01/23

       2,000 Missouri Health and Educational Facilities Authority,        12/10 at 101.00         A  2,154,960
              Health Facilities Revenue Bonds, St. Anthony's Medical
              Center, Series 2000, 6.250%, 12/01/30

             Missouri Health and Educational Facilities Authority,
             Health Facilities Revenue Bonds, Lester Cox Medical Center,
             Series 1992H:
       2,650  0.000%, 9/01/17 - MBIA Insured                                 No Opt. Call       AAA  1,475,679
       4,740  0.000%, 9/01/21 - MBIA Insured                                 No Opt. Call       AAA  2,088,871
       6,300  0.000%, 9/01/22 - MBIA Insured                                 No Opt. Call       AAA  2,614,815

       1,000 New Liberty Hospital District, Missouri, Revenue Bonds,      12/11 at 100.00       AAA  1,059,270
              Series 2001, 5.000%, 12/01/21 - AMBAC Insured

       2,880 Taney County Industrial Development Authority, Missouri,      5/08 at 101.00       BBB  2,837,606
              Hospital Revenue Bonds, Skaggs Community Hospital
              Association, Series 1998, 5.400%, 5/15/28

         950 Texas County, Missouri, Hospital Revenue Bonds, Texas         6/10 at 100.00       N/R    961,932
              County Memorial Hospital, Series 2000, 7.250%, 6/15/25
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 10.9%

             Clay County Industrial Development Authority, Missouri,
             Multifamily Housing Revenue Bonds, Oak Creek Apartments,
             GNMA Collateral, Series 2002A:
       1,320  6.125%, 7/20/25 (Alternative Minimum Tax)                    7/13 at 105.00       AAA  1,486,016
       2,530  6.300%, 1/20/38 (Alternative Minimum Tax)                    7/13 at 103.00       AAA  2,811,918

       1,630 Lees Summit Industrial Development Authority, Missouri,      10/09 at 100.00       AAA  1,728,208
              Multifamily Housing Revenue Bonds, Crossroads of Lees
              Summit Apartments Project, Series 1999A, 6.100%, 4/01/24
              (Alternative Minimum Tax) - FSA Insured

       1,675 Missouri Housing Development Commission, Housing              7/03 at 100.00       AA+  1,676,541
              Development Refunding Bonds, Federally Insured Mortgage
              Loans, Series 1992, 6.600%, 7/01/24

         885 Missouri Housing Development Commission, Multifamily         12/05 at 103.00       N/R    901,452
              Housing Revenue Bonds, Primm Place Apartments Project,
              Series 1995A, 6.250%, 12/01/17 (Alternative Minimum Tax)

       2,690 Missouri Housing Development Commission, Multifamily          4/08 at 102.00       N/R  2,517,383
              Housing Revenue Bonds, Mansion Apartment Phase II Project,
              Series 1999, 6.125%, 10/01/22 (Alternative Minimum Tax)

             Missouri Housing Development Commission, Multifamily
             Housing Revenue Bonds, GNMA Collateralized Mortgage Loan,
             JB Hughes Apartments, Series 2002G:
         294  6.200%, 5/20/19                                              5/12 at 105.00       Aaa    336,492
         975  6.300%, 5/20/37                                              5/12 at 105.00       Aaa  1,100,161

       1,805 St. Louis County Industrial Development Authority,            1/09 at 105.00       AAA  1,864,186
              Missouri, Housing Revenue Refunding Bonds, Southfield and
              Oak Forest II Apartments, GNMA Collateralized Subordinate
              Lien, Series 2002A, 5.200%, 1/20/36

       2,000 Housing Authority of St. Louis County, Missouri,              3/05 at 102.00       AAA  2,102,780
              Multifamily Housing Revenue Refunding Bonds, Kensington
              Square Apartments Project, Series 1995, 6.650%, 3/01/20

       9,105 St. Louis County Industrial Development Authority,            8/06 at 105.00       AAA  9,887,484
              Missouri, Multifamily Housing Revenue Bonds, GNMA
              Mortgage-Backed Securities, Covington Manor Apartments,
              Series 1996A, 6.875%, 8/20/36 (Alternative Minimum Tax)

       1,890 St. Louis Land Clearance for Redevelopment Authority,        11/03 at 102.00       AAA  1,936,626
              Missouri, Multifamily Mortgage Refunding Bonds,
              FHA-Insured Mortgage Loan, St. Louis Place Apartments,
              Series 1993, 6.250%, 8/01/27

         925 University City Industrial Development Authority, Missouri,   8/07 at 102.00       Aaa    979,742
              Revenue Refunding Bonds, GNMA Collateralized - River
              Valley Apartments, Series 1997A, 5.900%, 2/20/37
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 4.1%

       1,275 Greene County, Missouri, Collateralized Single Family           No Opt. Call       AAA  1,515,809
              Mortgage Revenue Bonds, Series 1996, 6.300%, 12/01/22
              (Alternative Minimum Tax)

         790 Missouri Housing Development Commission, Single Family        1/07 at 102.00       AAA    832,573
              Mortgage Revenue Bonds, Homeownership Loan Program, 1996
              Series D, 6.125%, 3/01/28 (Alternative Minimum Tax)

----
31

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

      $  350 Missouri Housing Development Commission, Single Family        3/07 at 105.00       AAA $  366,800
              Mortgage Revenue Bonds, Homeownership Loan Program, 1997
              Series A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

         800 Missouri Housing Development Commission, Single Family        3/06 at 105.00       AAA    833,904
              Mortgage Revenue Bonds, Homeownership Loan Program, 1995
              Series C, 7.250%, 9/01/26 (Alternative Minimum Tax)

             Missouri Housing Development Commission, Single Family
             Mortgage Revenue Bonds, Homeownership Loan Program, 1995
             Series B Remarketing:
       1,010  6.375%, 9/01/20 (Alternative Minimum Tax)                    9/06 at 102.00       AAA  1,077,599
         800  6.450%, 9/01/27 (Alternative Minimum Tax)                    9/06 at 102.00       AAA    849,064

         895 Missouri Housing Development Commission, Single Family        9/06 at 105.00       AAA    921,931
              Mortgage Revenue Bonds, Homeownership Loan Program, 1996
              Series B, 7.550%, 9/01/27 (Alternative Minimum Tax)

             Missouri Housing Development Commission, Single Family
             Mortgage Revenue Bonds, GNMA Mortgage-Backed Securities
             Program, 1994 Series A:
         100  6.700%, 12/01/07 (Alternative Minimum Tax)                  12/04 at 102.00       AAA    104,378
         425  7.125%, 12/01/14 (Alternative Minimum Tax)                  12/04 at 102.00       AAA    442,230
         185  7.200%, 12/01/17 (Alternative Minimum Tax)                  12/04 at 102.00       AAA    192,561

         535 Missouri Housing Development Commission, Single Family        3/08 at 105.00       AAA    560,461
              Mortgage Revenue Bonds, Homeownership Loan Program, 1998
              Series B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)

       2,055 Missouri Housing Development Commission, Single Family        9/09 at 100.00       AAA  2,206,556
              Mortgage Revenue Bonds, Homeownership Loan Program, 2000
              Series A-1, 6.300%, 9/01/25

       1,035 Missouri Housing Development Commission, Single Family        3/10 at 100.00       AAA  1,114,798
              Mortgage Revenue Bonds, Homeownership Loan Program, 2000
              Series B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 10.5%

       4,800 Industrial Development Authority of Kansas City, Missouri,   11/08 at 102.00       N/R  4,328,544
              Retirement Facility Revenue Refunding and Improvement
              Bonds, Kingswood Project, Series 1998A, 5.875%, 11/15/29

       1,000 Industrial Development Authority of the City of Lees          8/05 at 102.00       N/R  1,048,690
              Summit, Missouri, Health Facilities Revenue Bonds, John
              Knox Village Project, Series 1995, 6.625%, 8/15/13

       5,000 Industrial Development Authority of the City of Lees          8/09 at 101.00       N/R  5,366,500
              Summit, Missouri, Health Facilities Revenue Bonds, John
              Knox Village Project, Series 1999, 6.000%, 8/15/17

       1,500 Industrial Development Authority of the City of Lees          8/12 at 101.00       N/R  1,563,405
              Summit, Missouri, Health Facilities Revenue Bonds, John
              Knox Village Project, Series 2002, 5.700%, 8/15/22

       1,285 Missouri Development Finance Board, Healthcare Facilities    11/11 at 100.00        A2  1,355,726
              Revenue Bonds, Lutheran Home for the Aged Project, Series
              2001A, 5.600%, 11/01/21

       3,750 Health and Educational Facilities Authority of the State of   2/06 at 102.00       N/R  3,917,362
              Missouri, Health Facilities Revenue Bonds, Lutheran Senior
              Services, Series 1996A, 6.375%, 2/01/27

       3,500 Health and Educational Facilities Authority of the State of   2/07 at 102.00       N/R  3,610,110
              Missouri, Health Facilities Revenue Bonds, Lutheran Senior
              Services, Series 1997, 5.875%, 2/01/23

             Industrial Development Authority of the County of St.
             Louis, Missouri, Refunding Revenue Bonds, Friendship
             Village of West County Project, Series 1996A:
       1,265  5.750%, 9/01/05                                                No Opt. Call       N/R  1,292,058
       1,800  6.250%, 9/01/10                                              9/06 at 102.00       N/R  1,921,644

       2,425 Industrial Development Authority of the County of St.         8/05 at 104.00       AAA  2,701,596
              Louis, Missouri, Healthcare Facilities Revenue Bonds, GNMA
              Collateralized, Mother of Perpetual Help Project, Series
              1995, 6.250%, 8/01/28

       1,200 Industrial Development Authority of the County of St.         3/10 at 102.00       AAA  1,273,776
              Louis, Missouri, Healthcare Facilities Revenue Bonds, GNMA
              Collateralized, Mary, Queen and Mother Association
              Project, Series 2001, 5.400%, 9/20/34
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 9.3%

       2,000 Cass County Reorganized School District R-02, Missouri,       3/12 at 100.00       AAA  2,210,180
              General Obligation Bonds, Series 2002, 5.250%, 3/01/20 -
              FSA Insured

         540 Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00       AA+    589,340
              General Obligation Bonds, Series 2001C, 5.200%, 3/01/21

----
32

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

     $ 1,280 Clay County Public School District 53, Liberty, Missouri,     3/12 at 100.00       AAA $1,365,389
              General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 -
              FSA Insured

       2,515 Jackson County Consolidated School District 2, Raytown,         No Opt. Call       AAA  2,875,852
              Missouri, General Obligation Bonds, Series 2002 Refunding,
              5.000%, 3/01/11 - FSA Insured

       1,000 Lees Summit Reorganized School District 7, Jackson County,    3/12 at 100.00       AAA  1,117,710
              Missouri, General Obligation Bonds, Series 2002 Refunding
              and Improvement, 5.250%, 3/01/18 - FSA Insured

       1,000 Jefferson City School District, Missouri, General               No Opt. Call       Aa2  1,236,550
              Obligation Bonds, Series 1991A, 6.700%, 3/01/11

       3,000 State of Missouri, General Obligation Bonds, Fourth State    10/12 at 100.00       AAA  3,341,700
              Building Refunding, Series 2002A, 5.000%, 10/01/18

         750 Polk County, Missouri, Bolivar R-1 School District, General   3/10 at 100.00       AA+    828,998
              Obligation Bonds, Missouri Direct Deposit Program, Series
              2000, 5.700%, 3/01/20

       1,345 Pattonville R-3 School District, St. Louis County,              No Opt. Call       AAA  1,731,150
              Missouri, General Obligation Bonds, Series 2000, 6.500%,
              3/01/14 - FGIC Insured

       3,000 Board of Education of the City of St. Louis, Missouri,        4/12 at 100.00       AA+  3,334,470
              General Obligation Bonds, Series 2002A, 5.250%, 4/01/19

       1,560 Board of Education of the City of St. Louis, Missouri,        4/13 at 100.00       AAA  1,686,407
              General Obligation Bonds, Series 2003A Refunding, 5.000%,
              4/01/21 - FSA Insured

             School District of Springfield, Missouri, General
             Obligation Bonds, Series 2003:
       3,000  5.000%, 3/01/22 - FGIC Insured                               3/13 at 100.00       AAA  3,221,310
       1,500  5.000%, 3/01/23 - FGIC Insured                               3/13 at 100.00       AAA  1,603,170
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 16.6%

         970 Brentwood, Missouri, Tax Increment Bonds, Promenade           4/09 at 100.00        AA  1,000,448
              Project, Series 2002 Refunding, 4.700%, 4/01/19 - RAAI
              Insured

       1,875 Public Building Corporation of Christian County, Missouri,    6/10 at 100.00        AA  2,105,288
              Leasehold Revenue Bonds, Justice Center Project, Series
              2000, 5.450%, 6/01/15 - RAAI Insured

       1,025 Excelsior Springs, Missouri, School District 40 Building        No Opt. Call       AAA    690,696
              Corporation, Leasehold Revenue Bonds, Series 1994, 0.000%,
              3/01/14 - FSA Insured

       2,750 Fenton, Missouri, Tax Increment Bonds, Gravois Bluffs        10/12 at 100.00       N/R  2,840,503
              Project, Series 2002 Refunding and Improvement, 6.125%,
              10/01/21

       4,240 Howard Bend Levee District, St. Louis County, Missouri,       3/09 at 101.00       N/R  4,477,567
              Levee District Improvement Bonds, Series 1999, 5.850%,
              3/01/19

       1,200 Land Clearance for Redevelopment Authority of Kansas City,   12/05 at 102.00       AAA  1,344,084
              Missouri, Lease Revenue Bonds, Municipal Auditorium and
              Muehlebach Hotel Redevelopment Projects, Series 1995A,
              5.900%, 12/01/18 - FSA Insured

             Mehlville R-9 School District, St. Louis County, Missouri,
             Certificates of Participation, Capital Improvement
             Projects, Series 2002:
       1,275  5.500%, 9/01/17 - FSA Insured                                9/12 at 100.00       AAA  1,469,004
       1,000  5.500%, 9/01/18 - FSA Insured                                9/12 at 100.00       AAA  1,145,370

       1,500 Kansas City Development Finance Board, Missouri,              4/10 at 100.00       AAA  1,723,785
              Infrastructure Facilities Revenue Bonds, Midtown
              Redevelopment Projects, Series 2000A, 5.750%, 4/01/22 -
              MBIA Insured

       4,000 Independence Development Finance Board, Missouri,             4/11 at 100.00        A+  4,146,560
              Infrastructure Facilities Revenue Bonds, Santa Fe
              Redevelopment Project, Series 2001, 5.250%, 4/01/23

       2,000 Platte County Development Finance Board, Missouri,            3/10 at 100.00       N/R  2,036,080
              Infrastructure Facilities Revenue Bonds, Riverside-
              Quindaro Bend Levee District, L-385 Project, Series 2001,
              5.800%, 3/01/20

         450 Monarch-Chesterfield Levee District, St. Louis County,        3/10 at 101.00       AAA    523,544
              Missouri, Levee District Improvement Bonds, Series 1999,
              5.750%, 3/01/19--MBIA Insured

       1,705 O'Fallon, Missouri, Certificates of Participation, Series     2/12 at 100.00       Aaa  1,937,988
              2002, 5.250%, 2/01/15--MBIA Insured

             Puerto Rico Highway and Transportation Authority, Highway
             Revenue Bonds, Series Y of 1996:
         900  5.500%, 7/01/36                                              7/16 at 100.00         A    982,836
       4,500  5.000%, 7/01/36                                              7/16 at 100.00         A  4,605,435

----
33

Portfolio of Investments
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $ 3,000 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call        A- $3,394,410
              Government Facilities Revenue Bonds, Series 1993L, 5.500%,
              7/01/21

       1,240 St. Louis, Missouri, Municipal Finance Corporation,           2/12 at 100.00       Aaa  1,448,308
              Leasehold Revenue Bonds, Carnahan Courthouse Project,
              Series 2002A, 5.750%, 2/15/17 - FGIC Insured

       1,750 Regional Convention and Sports Complex Authority, City of     8/07 at 100.00       AAA  1,936,918
              St. Louis, Missouri, Convention and Sports Facility
              Project, Refunding Bonds, Series 1997C, 5.300%, 8/15/20 -
              AMBAC Insured

          25 Regional Convention and Sports Complex Authority, City of     8/03 at 100.00       N/R     25,156
              St. Louis, Missouri, Convention and Sports Facility Bonds,
              Series 1991C, 7.900%, 8/15/21

       2,950 Public Building Corporation of the City of Springfield,       6/10 at 100.00       AAA  3,485,484
              Missouri, Leasehold Revenue Bonds, Jordan Valley Park
              Projects, Series 2000A, 6.125%, 6/01/21 - AMBAC Insured

       1,945 Springfield, Missouri, City Center Development Corporation,   6/12 at 100.00       Aaa  2,053,920
              Leasehold Revenue Bonds, Jordan Valley Park Exposition
              Center, Series 2002A, 5.000%, 6/01/27 - AMBAC Insured

       1,380 Springfield, Missouri, City Center Development Corporation,  11/11 at 100.00       Aaa  1,461,489
              Leasehold Revenue Bonds, Jordan Valley Park Parking Garage
              Project, Series 2002D, 5.000%, 11/01/22 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             Transportation - 10.8%

       5,750 Missouri-Illinois Metropolitan District Bi-State             10/13 at 100.00       AAA  6,085,167
              Development Agency, Metrolink Cross County Extension
              Project, Mass Transit Sales Tax Appropriation Bonds,
              Series 2002B, 5.000%, 10/01/32 - FSA Insured

       2,000 Kansas City, Missouri, Passenger Facility Charge Revenue      4/11 at 101.00       AAA  2,069,800
              Bonds, Kansas City International Airport, Series 2001,
              5.000%, 4/01/23 (Alternative Minimum Tax) - AMBAC Insured

       2,000 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00      Caa2    780,060
              Bonds, American Airlines, Inc. Project, 1996 Series A,
              6.250%, 6/01/26 (Alternative Minimum Tax)

       1,000 St. Louis, Missouri, Airport Revenue Bonds, Capital           7/07 at 101.00       AAA  1,027,180
              Improvement Program, Lambert-St. Louis International
              Airport, Series 1997B, 5.250%, 7/01/27 (Alternative
              Minimum Tax) - FGIC Insured

             St. Louis, Missouri, Airport Revenue Bonds, Airport
             Development Program, Series 2001A:
       5,000  5.000%, 7/01/26 - MBIA Insured                               7/11 at 100.00       AAA  5,248,950
       1,000  5.250%, 7/01/31 - MBIA Insured                               7/11 at 100.00       AAA  1,065,530

       1,500 St. Louis, Missouri, Airport Revenue Bonds, Capital           7/12 at 100.00       AAA  1,574,205
              Improvement Program, Series 2002A, 5.000%, 7/01/32 - MBIA
              Insured

             St. Louis, Missouri, Airport Revenue Bonds, Series 2003A
             Refunding:
       3,450  5.250%, 7/01/16 - FSA Insured                                7/13 at 100.00       AAA  3,923,098
       1,000  5.250%, 7/01/18 - FSA Insured                                7/13 at 100.00       AAA  1,121,850

             St. Louis Land Clearance for Redevelopment Authority,
             Missouri, Tax-Exempt Parking Facility Revenue Refunding and
             Improvement Bonds, LCRA Parking Facilities Project, Series
             1999C:
       1,000  7.000%, 9/01/19                                              9/09 at 102.00       N/R  1,090,650
       2,400  7.050%, 9/01/24                                              9/09 at 102.00       N/R  2,596,248

       2,250 St. Louis, Missouri, Parking Revenue Refunding Bonds,        12/06 at 102.00       AAA  2,497,342
              Series 1996, 5.375%, 12/15/21 - MBIA Insured
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 9.1%

       2,285 Branson Public Building Corporation, Missouri, Leasehold     11/06 at 101.00   BBB+***  2,659,969
              Revenue Bonds, City Hall and Fire Station Improvement
              Projects, Series 1995, 6.250%, 11/01/12 (Pre-refunded to
              11/01/06)

       4,500 Cape Girardeau County, Missouri, Single Family Mortgage         No Opt. Call       Aaa  2,905,380
              Revenue Bonds, Series 1983, 0.000%,12/01/14

         575 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA    645,961
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

         235 Greene County, Missouri, Single Family Mortgage Revenue         No Opt. Call       Aaa    140,051
              Bonds, Series 1984, 0.000%, 3/01/16

       2,000 Jackson County, Missouri, Public Facilities Authority,       12/04 at 100.00       AAA  2,150,160
              Leasehold Revenue Refunding and Improvement Bonds, Capital
              Improvements Project, Series 1994, 6.125%, 12/01/15
              (Pre-refunded to 12/01/04) - MBIA Insured

       4,000 Kansas City, Missouri, General Improvement Airport Revenue    9/04 at 101.00       AAA  4,328,360
              Bonds, Series 1994B, 6.875%, 9/01/14 (Pre-refunded to
              9/01/04) - FSA Insured

----
34

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

             Health and Educational Facilities Authority of the State of
             Missouri, Health Facilities Revenue Bonds, BJC Health
             System, Series 1994A:
    $  2,395  6.750%, 5/15/14                                                No Opt. Call    Aa3*** $  3,130,265
         650  6.500%, 5/15/20                                              5/04 at 102.00    Aa3***      693,050

       3,630 Health and Educational Facilities Authority of the State of   6/04 at 102.00     A1***    3,894,046
              Missouri, Educational Facilities Revenue Bonds, University
              of Health Sciences Project, Series 1994, 6.350%, 6/01/14
              (Pre-refunded to 6/01/04)

         600 Health and Educational Facilities Authority of the State of  10/04 at 101.00     A2***      647,610
              Missouri, Educational Facilities Revenue Bonds, St. Louis
              University High School, Series 1994, 6.350%, 10/01/14
              (Pre-refunded to 10/01/04)

         340 State Environmental Improvement and Energy Resources          7/04 at 102.00       Aaa      369,267
              Authority, Missouri, Water Pollution Control Revenue
              Bonds, State Revolving Fund Program - Multiple Participant
              Series, Series 1994B, 7.200%, 7/01/16 (Pre-refunded to
              7/01/04)

         750 Puerto Rico Highway and Transportation Authority,             7/10 at 101.00      A***      923,843
              Transportation Revenue Bonds, Series 2000B, 6.000%,
              7/01/39 (Pre-refunded to 7/01/10) - MBIA Insured

       1,000 Regional Convention and Sports Complex Authority, County of   8/03 at 100.00       AAA    1,012,430
              St. Louis, Missouri, Convention and Sports Facility
              Project Bonds, Series 1991B, 7.000%, 8/15/11 (Pre-refunded to 8/15/03)

         955 Regional Convention and Sports Complex Authority, City of     8/03 at 100.00       AAA      968,609
              St. Louis, Missouri, Convention and Sports Facility Bonds,
              Series 1991C, 7.900%, 8/15/21 (Pre-refunded to 8/15/03)
----------------------------------------------------------------------------------------------------------------
             Utilities - 3.8%

       2,710 Columbia, Missouri, Water and Electric Revenue Bonds,        10/12 at 100.00       AAA    2,864,064
              Series 2002A, 5.000%, 10/01/26 - AMBAC Insured

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA    1,080,340
              2002 Series II, 5.125%, 7/01/26 - FSA Insured

       2,000 Sikeston, Missouri, Electric System Revenue Bonds, 1992         No Opt. Call       AAA    2,421,760
              Series, 6.200%, 6/01/10 - MBIA Insured

       3,030 Sikeston, Missouri, Electric System Revenue Refunding           No Opt. Call       AAA    3,782,561
              Bonds, 1996 Series, 6.000%, 6/01/14 - MBIA Insured
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.6%

       1,825 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,   1/12 at 100.00        AA    2,016,242
              2002 Series D-1, 5.375%, 1/01/22

       1,635 Missouri State Environmental Improvement and Energy           4/09 at 100.00        AA    1,819,788
              Resources Authority, Water Facilities Revenue Refunding
              Bonds, Tri-County Water Authority Project, Series 1999,
              6.000%, 4/01/22 - RAAI Insured

         545 State Environmental Improvement and Energy Resources         10/03 at 100.00       Aaa      547,665
              Authority, Missouri, Water Pollution Control Revenue
              Bonds, State Revolving Fund, City of Springfield Project,
              Series 1990A, 7.000%, 10/01/10

         365 State Environmental Improvement and Energy Resources          7/03 at 101.00       Aaa      373,866
              Authority, Missouri, Water Pollution Control Revenue
              Bonds, State Revolving Fund, Multi-Participant Program,
              Series 1992A, 6.550%, 7/01/14

         260 State Environmental Improvement and Energy Resources          7/04 at 102.00       Aaa      281,078
              Authority, Missouri, Water Pollution Control Revenue
              Bonds, State Revolving Fund Program - Multiple Participant
              Series, Series 1994B, 7.200%, 7/01/16

          98 Osceola, Missouri, Sewer System Revenue Refunding and        11/03 at 100.00       N/R       98,361
              Improvement Bonds, Series 1989, 8.000%, 11/01/09

             St. Charles County, Missouri, Public Water Supply District
             2, Certificates of Participation, Series 2002A:
         750  5.000%, 12/01/26 - MBIA Insured                             12/11 at 100.00       Aaa      787,875
       1,000  5.250%, 12/01/28 - MBIA Insured                             12/11 at 100.00       Aaa    1,071,833
----------------------------------------------------------------------------------------------------------------
    $260,662 Total Long-Term Investments (cost $248,426,023) - 99.0%                                 266,972,827
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.0%                                                      2,805,133

             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $269,777,960

             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.

                                See accompanying notes to financial statements.

----
35

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND
May 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.8%

    $ 12,955 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002
              Refunding, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.2%

       2,000 Cincinnati State Technical and Community College, Ohio, General Receipts Revenue Bonds,
              Series 2002, 5.000%, 10/01/28 - AMBAC Insured

       3,500 Ohio State Education Loan Revenue Bonds, Supplemental Student Loan Program, Series 1997A-1,
              5.850%, 12/01/19 (Alternative Minimum Tax) - AMBAC Insured

       1,200 Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Findlay Project,
              Series 1996, 6.125%, 9/01/16

       5,000 Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University Project, Series 1997,
              5.375%, 5/15/22 - MBIA Insured

       1,000 Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton Project,
              Series 2000, 5.500%, 12/01/30 - AMBAC Insured

             Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University Project,
             Series 2001:
       1,200  5.500%, 12/01/21
       2,000  5.000%, 12/01/26

         910 Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University
              Project, Series 1990B, 6.500%, 10/01/20

       3,000 Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University
              Project, Series 2002B, 5.500%, 10/01/22

             University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
       1,500  5.750%, 6/01/18 - FGIC Insured
       1,520  5.750%, 6/01/19 - FGIC Insured
       2,000  5.250%, 6/01/24 - FGIC Insured

       4,250 University of Cincinnati, Ohio, General Receipts Bonds, Series 1997AB, 5.375%, 6/01/20 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 16.3%

      10,000 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,
              Summa Health System Project, Series 1998A, 5.375%, 11/15/24

      11,900 Cuyahoga County, Ohio, Hospital Improvement Revenue Bonds, MetroHealth System Project,
              Series 1999, 6.125%, 2/15/24

       1,000 Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System
              Project, Series 1997, 5.625%, 2/15/17 - MBIA Insured

       4,400 Cuyahoga County, Ohio, Revenue Bonds, Cleveland Clinic Health System, Series 2003A Refunding,
              6.000%, 1/01/32

       2,500 Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A,
              5.625%, 8/15/32

             Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Children's Hospital Project,
             Series 1996A:
       1,575  5.750%, 11/01/15
       5,275  5.875%, 11/01/25

             Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health Systems Corporation, Series 1996:
         965  5.800%, 6/01/16
       2,000  5.875%, 6/01/21

       5,690 Lorain County, Ohio, Hospital Facilities Revenue Refunding Bonds, EMH Regional Medical Center,
              Series 1995, 5.375%, 11/01/21 - AMBAC Insured

       2,000 Marion County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Community Hospital,
              Series 1996, 6.375%, 5/15/11

       1,250 Maumee, Ohio, Hospital Facilities Revenue Bonds, St. Luke's Hospital, Series 1994,
              5.800%, 12/01/14 - AMBAC Insured

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.8%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002              5/12 at 100.00        A-
 Refunding, 5.375%, 5/15/33
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 5.2%

Cincinnati State Technical and Community College, Ohio, General Receipts Revenue Bonds,                10/13 at 100.00       Aaa
 Series 2002, 5.000%, 10/01/28 - AMBAC Insured

Ohio State Education Loan Revenue Bonds, Supplemental Student Loan Program, Series 1997A-1,             6/07 at 102.00       AAA
 5.850%, 12/01/19 (Alternative Minimum Tax) - AMBAC Insured

Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Findlay Project,            9/06 at 101.00       Ba1
 Series 1996, 6.125%, 9/01/16

Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University Project, Series 1997,   5/07 at 102.00       AAA
 5.375%, 5/15/22 - MBIA Insured

Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton Project,            12/10 at 101.00       AAA
 Series 2000, 5.500%, 12/01/30 - AMBAC Insured

Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University Project,
Series 2001:
 5.500%, 12/01/21                                                                                     12/11 at 100.00      Baa1
 5.000%, 12/01/26                                                                                     12/11 at 100.00      Baa1

Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University             No Opt. Call        AA
 Project, Series 1990B, 6.500%, 10/01/20

Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University          10/12 at 100.00        AA
 Project, Series 2002B, 5.500%, 10/01/22

University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
 5.750%, 6/01/18 - FGIC Insured                                                                        6/11 at 101.00       AAA
 5.750%, 6/01/19 - FGIC Insured                                                                        6/11 at 101.00       AAA
 5.250%, 6/01/24 - FGIC Insured                                                                        6/11 at 101.00       AAA

University of Cincinnati, Ohio, General Receipts Bonds, Series 1997AB, 5.375%, 6/01/20 - MBIA Insured   6/07 at 100.00       AAA
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 16.3%

Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,      11/09 at 101.00      Baa1
 Summa Health System Project, Series 1998A, 5.375%, 11/15/24

Cuyahoga County, Ohio, Hospital Improvement Revenue Bonds, MetroHealth System Project,                  2/09 at 101.00        A-
 Series 1999, 6.125%, 2/15/24

Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System             2/07 at 102.00       AAA
 Project, Series 1997, 5.625%, 2/15/17 - MBIA Insured

Cuyahoga County, Ohio, Revenue Bonds, Cleveland Clinic Health System, Series 2003A Refunding,           7/13 at 100.00        A1
 6.000%, 1/01/32

Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A,  8/12 at 101.00         A
 5.625%, 8/15/32

Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Children's Hospital Project,
Series 1996A:
 5.750%, 11/01/15                                                                                     11/06 at 101.00       Aa2
 5.875%, 11/01/25                                                                                     11/06 at 101.00       Aa2

Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health Systems Corporation, Series 1996:
 5.800%, 6/01/16                                                                                       6/06 at 102.00       AA-
 5.875%, 6/01/21                                                                                       6/06 at 102.00       AA-

Lorain County, Ohio, Hospital Facilities Revenue Refunding Bonds, EMH Regional Medical Center,         11/05 at 102.00       AAA
 Series 1995, 5.375%, 11/01/21 - AMBAC Insured

Marion County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Community Hospital,              5/06 at 102.00      BBB+
 Series 1996, 6.375%, 5/15/11

Maumee, Ohio, Hospital Facilities Revenue Bonds, St. Luke's Hospital, Series 1994,                     12/04 at 102.00       AAA
 5.800%, 12/01/14 - AMBAC Insured

                                                                                                            Market
Description                                                                                                  Value
------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.8%

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2002             $11,372,676
 Refunding, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 5.2%

Cincinnati State Technical and Community College, Ohio, General Receipts Revenue Bonds,                  2,119,320
 Series 2002, 5.000%, 10/01/28 - AMBAC Insured

Ohio State Education Loan Revenue Bonds, Supplemental Student Loan Program, Series 1997A-1,              3,719,555
 5.850%, 12/01/19 (Alternative Minimum Tax) - AMBAC Insured

Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Findlay Project,             1,223,196
 Series 1996, 6.125%, 9/01/16

Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University Project, Series 1997,    5,510,700
 5.375%, 5/15/22 - MBIA Insured

Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton Project,              1,107,670
 Series 2000, 5.500%, 12/01/30 - AMBAC Insured

Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University Project,
Series 2001:
 5.500%, 12/01/21                                                                                       1,286,196
 5.000%, 12/01/26                                                                                       2,035,340

Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University            1,205,359
 Project, Series 1990B, 6.500%, 10/01/20

Ohio Higher Educational Facilities Commission, Revenue Bonds, Case Western Reserve University            3,378,690
 Project, Series 2002B, 5.500%, 10/01/22

University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
 5.750%, 6/01/18 - FGIC Insured                                                                         1,743,450
 5.750%, 6/01/19 - FGIC Insured                                                                         1,757,485
 5.250%, 6/01/24 - FGIC Insured                                                                         2,170,740

University of Cincinnati, Ohio, General Receipts Bonds, Series 1997AB, 5.375%, 6/01/20 - MBIA Insured    4,693,912
------------------------------------------------------------------------------------------------------------------
Healthcare - 16.3%

Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,        9,285,100
 Summa Health System Project, Series 1998A, 5.375%, 11/15/24

Cuyahoga County, Ohio, Hospital Improvement Revenue Bonds, MetroHealth System Project,                  12,634,230
 Series 1999, 6.125%, 2/15/24

Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System              1,125,550
 Project, Series 1997, 5.625%, 2/15/17 - MBIA Insured

Cuyahoga County, Ohio, Revenue Bonds, Cleveland Clinic Health System, Series 2003A Refunding,            4,790,500
 6.000%, 1/01/32

Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A,   2,622,500
 5.625%, 8/15/32

Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Children's Hospital Project,
Series 1996A:
 5.750%, 11/01/15                                                                                       1,680,399
 5.875%, 11/01/25                                                                                       5,521,132

Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health Systems Corporation, Series 1996:
 5.800%, 6/01/16                                                                                        1,030,118
 5.875%, 6/01/21                                                                                        2,114,620

Lorain County, Ohio, Hospital Facilities Revenue Refunding Bonds, EMH Regional Medical Center,           6,236,468
 Series 1995, 5.375%, 11/01/21 - AMBAC Insured

Marion County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Community Hospital,               2,147,440
 Series 1996, 6.375%, 5/15/11

Maumee, Ohio, Hospital Facilities Revenue Bonds, St. Luke's Hospital, Series 1994,                       1,349,312
 5.800%, 12/01/14 - AMBAC Insured

----
36

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

     $ 2,000 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+ $ 2,107,840
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996A, 6.250%, 5/15/16

       4,205 Miami County, Ohio, Hospital Facilities Revenue Refunding     5/06 at 102.00      BBB+   4,474,667
              and Improvement Bonds, Upper Valley Medical Center, Series
              1996C, 6.250%, 5/15/13

       4,000 Middleburg Heights, Ohio, Hospital Improvement Revenue        8/08 at 102.00       AAA   4,604,680
              Refunding Bonds, Southwest General Health Center Project,
              Series 1995, 5.625%, 8/15/15 - FSA Insured

             Montgomery County, Ohio, Hospital Facilities Revenue
              Refunding and Improvement Bonds, Kettering Medical Center,
              Series 1996:
       1,500  5.625%, 4/01/16 - MBIA Insured                               4/06 at 102.00       AAA   1,669,530
       7,000  6.250%, 4/01/20 - MBIA Insured                                 No Opt. Call       AAA   8,870,960

       9,500 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,   4/10 at 101.00      BBB+  10,378,275
              Kettering Medical Center Network Obligated Group, Series
              1999, 6.750%, 4/01/22

      13,000 Montgomery County, Ohio, Revenue Bonds, Catholic Health       9/11 at 100.00        AA  13,826,670
              Initiatives, Series 2001, 5.375%, 9/01/21

       1,250 Parma, Ohio, Hospital Revenue Refunding and Improvement      11/08 at 101.00        A-   1,304,050
              Bonds, Parma Community Hospital Association, Series 1998,
              5.350%, 11/01/18

       2,000 Richland County, Ohio, Hospital Facilities Revenue           11/10 at 101.00        A-   2,169,600
              Improvement Bonds, MedCentral Health System Obligated
              Group, Series 2000B, 6.375%, 11/15/22

       1,200 Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,  10/11 at 101.00        AA   1,246,992
              Union Hospital Project, Series 2001, 5.250%, 10/01/31 -
              RAAI Insured
---------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.2%

       1,560 Butler County, Ohio, Multifamily Housing Revenue Bonds,       9/08 at 103.00       N/R   1,463,639
              Anthony Wayne Apartments Project, Series 1998, 6.500%,
              9/01/30 (Alternative Minimum Tax)

       1,120 Clark County, Ohio, Multifamily Housing Revenue Bonds,       11/08 at 103.00       N/R   1,043,818
              Church of God Retirement Home, Series 1998, 6.250%,
              11/01/30 (Alternative Minimum Tax)

      16,105 Franklin County, Ohio, Mortgage Revenue Bonds, GNMA          10/07 at 103.00       Aaa  16,687,840
              Collateralized, Columbus Properties Project, Series 1997,
              5.600%, 4/20/39 (Alternative Minimum Tax)

       3,045 Franklin County, Ohio, Multifamily Housing Mortgage Revenue   9/11 at 102.00       Aaa   3,228,309
              Bonds, GNMA Collateralized, Carriage House Apartments
              Project, Series 2002, 5.400%, 3/20/37

       2,705 Henry County, Ohio, Healthcare Facility Revenue Bonds, GNMA   8/09 at 102.00       AAA   2,962,651
              Collateralized, Alpine Village Project, Series 1999,
              6.375%, 2/20/41

       6,315 Ohio Capital Corporation, Housing Mortgage Revenue            2/09 at 102.00       Aa2   6,813,948
              Refunding Bonds, FHA-Insured Mortgage Loans - Section 8
              Assisted Projects, Series 1999G, 5.950%, 2/01/23
---------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.0%

       2,490 Ohio Housing Finance Agency, Residential Mortgage Revenue     7/09 at 100.00       Aaa   2,614,799
              Bonds, Mortgage-Backed Securities Program, Fixed-Rate,
              1999 Series C, 5.750%, 9/01/30 (Alternative Minimum Tax)

       4,255 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/07 at 102.00       Aaa   4,477,792
              Bonds, Mortgage-Backed Securities Program, 1996 Series
              B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

       4,160 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/07 at 102.00       Aaa   4,377,818
              Bonds, Series 1997C, 5.750%, 9/01/28 (Alternative Minimum
              Tax)

       5,290 Ohio Housing Finance Agency, Residential Mortgage Revenue     3/08 at 101.50       AAA   5,559,155
              Bonds, 1998 Series A-1, 5.300%, 9/01/19 (Alternative
              Minimum Tax) - FSA Insured

       1,425 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/04 at 102.00       Aaa   1,486,532
              bonds, GNMA Mortgage-Backed Securities Program, Series
              1994A-1, 6.100%, 9/01/14

       1,735 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/04 at 102.00       AAA   1,812,728
              Bonds, Series 1994B-1, 6.375%, 9/01/14

      10,135 Ohio Housing Finance Agency, Residential Mortgage Revenue     9/07 at 102.00       Aaa  10,823,673
              Bonds, Series 1997A, Remarketed, 6.150%, 3/01/29
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Industrials - 0.8%

       2,525 Cleveland-Cuyahoga County Port Authority, Ohio, Development   5/08 at 102.00       N/R   2,560,754
              Revenue Bonds, Port of Cleveland Bond Fund, Series 1998A,
              5.375%, 5/15/18 (Alternative Minimum Tax)

----
37

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Industrials (continued)

             Ohio, Economic Development Revenue Bonds, Ohio Enterprise
             Bond Fund Loan, Series 2002-4:
      $  500  5.000%, 6/01/15 (Alternative Minimum Tax)                    6/12 at 102.00        A- $   526,165
         675  5.450%, 6/01/22 (Alternative Minimum Tax)                    6/12 at 102.00        A-     709,337

       1,020 Ohio, Economic Development Revenue Bonds, Ohio Enterprise       No Opt. Call        A-   1,092,930
              Bond Fund Loan, Series 2002-7, 5.850%, 12/01/22
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.7%

       1,740 Cuyahoga County, Ohio, Industrial Development Revenue         8/03 at 101.00       AAA   1,782,421
              Refunding Bonds, University Health Care Center Project,
              FHA-Insured Mortgage, Series 1991, 7.300%, 8/01/11

       3,120 Franklin County, Ohio, Healthcare Facilities Revenue Bonds,  11/05 at 102.00       Aa2   3,338,681
              Heinzerling Foundation, Series 1995, 6.200%, 11/01/20

         525 Franklin County, Ohio, Hospital Revenue Refunding Bonds,      8/03 at 100.50       N/R     531,431
              FHA-Insured Mortgage Loan, Worthington Christian Village
              Nursing Home, 7.000%, 8/01/16

       1,250 Hamilton County, Ohio, Healthcare Facilities Revenue Bonds,  10/08 at 101.00      BBB+   1,163,300
              Twin Towers, Series 1998A, 5.125%, 10/01/23

         940 Marion County, Ohio, Healthcare Facilities Revenue           11/03 at 102.00      BBB-     964,177
              Refunding and Improvement Bonds, United Church Homes, Inc.
              Project, Series 1993, 6.375%, 11/15/10

         750 Marion County, Ohio, Healthcare Facilities Revenue           11/03 at 102.00      BBB-     766,380
              Refunding and Improvement Bonds, United Church Homes, Inc.
              Project, Series 1993, 6.300%, 11/15/15

       1,820 Napoleon, Ohio, Healthcare Facilities Mortgage Revenue        9/04 at 102.00       Aa2   1,920,682
              Refunding Bonds, Lutheran Orphans and Old Folks Home
              Society, Inc., FHA-Insured Project, Series 1994, 6.875%,
              8/01/23
---------------------------------------------------------------------------------------------------------------
             Materials - 0.3%

       1,650 Toledo Port Authority, Lucas County, Ohio, Port Facilities    9/03 at 101.00        A+   1,688,099
              Revenue Refunding Bonds, Cargill, Inc. Project, Series
              1992, 7.250%, 3/01/22
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 23.2%

             Ohio Valley School District, Counties of Adams and
             Highland, Ohio, School Improvement General Obligation
             Unlimited Tax Bonds, Series 1995:
       6,000  7.000%, 12/01/15 - MBIA Insured                                No Opt. Call       AAA   7,963,380
       9,500  5.250%, 12/01/21 - MBIA Insured                             12/05 at 102.00       AAA  10,393,190

         600 Anthony Wayne Local School District, Lucas, Wood and Fulton     No Opt. Call       AAA     411,630
              Counties, Ohio, School Facilities Construction and
              Improvement Bonds, 0.000%, 12/01/13 - FGIC Insured

       1,000 Aurora City School District, Ohio, General Obligation        12/05 at 102.00       AAA   1,118,430
              Unlimited Tax School Improvement Bonds, Series 1995,
              5.800%, 12/01/16 - FGIC Insured

         700 Buckeye Local School District, Medina County, Ohio, General  12/10 at 100.00       Aaa     777,196
              Obligation Bonds, Construction and Improvement Bonds,
              Series 2000, 5.500%, 12/01/25 - FGIC Insured

       2,500 Buckeye Valley Local School District, Ohio, General             No Opt. Call       AAA   3,225,150
              Obligation Unlimited Tax School Improvement Bonds, Series
              1995A, 6.850%, 12/01/15 - MBIA Insured

             Butler County, Ohio, General Obligation Bonds, Series 2002:
       1,345  5.000%, 12/01/21 - MBIA Insured                             12/12 at 100.00       Aaa   1,460,024
       1,200  5.000%, 12/01/22 - MBIA Insured                             12/12 at 101.00       Aaa   1,294,080
       2,140  5.250%, 12/01/22                                            12/12 at 101.00       Aa3   2,361,747

       3,560 Canal Winchester Local School District, Franklin and         12/11 at 100.00       Aaa   3,745,476
              Fairfield Counties, Ohio, School Facilities Construction
              and Improvement Bonds, Series 2001B, 5.000%, 12/01/28 -
              FGIC Insured

             Chesapeake-Union Exempt Village School District, Ohio,
             General Obligation Bonds, Series 1986:
         125  8.500%, 12/01/04                                               No Opt. Call       N/R     137,394
         125  8.500%, 12/01/05                                               No Opt. Call       N/R     144,815
         125  8.500%, 12/01/06                                               No Opt. Call       N/R     150,765
         125  8.500%, 12/01/07                                               No Opt. Call       N/R     155,101
         125  8.500%, 12/01/08                                               No Opt. Call       N/R     159,249
         130  8.500%, 12/01/09                                               No Opt. Call       N/R     169,823

----
38

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Cincinnati City School District, Hamilton County, Ohio,
             General Obligation Bonds, Series 2001:
     $ 2,000  5.375%, 12/01/15 - MBIA Insured                             12/11 at 100.00       AAA $2,292,900
       6,745  5.375%, 12/01/16 - MBIA Insured                             12/11 at 100.00       AAA  7,700,632
       1,255  5.375%, 12/01/17 - MBIA Insured                             12/11 at 100.00       AAA  1,427,663

       3,805 Cleveland, Ohio, General Obligation Bonds, Series 2002,      12/12 at 100.00       AAA  4,176,368
              5.250%, 12/01/22 - MBIA Insured

             Columbus, Franklin County, Ohio, General Obligation Bonds,
             Series 1985:
         590  9.375%, 4/15/06                                                No Opt. Call       AAA    720,284
         500  9.375%, 4/15/07                                                No Opt. Call       AAA    639,010

       7,045 Columbus, Ohio, General Obligation Bonds, Various Purpose    11/10 at 101.00       AAA  8,006,290
              Unlimited Tax Bonds, Series 2000, 5.250%, 11/15/17

       1,300 Crawford County, Ohio, General Obligation Bonds, Series      12/12 at 100.00       AAA  1,397,708
              2002, 5.200%, 12/01/26 - AMBAC Insured

       1,000 Cuyahoga County, Ohio, General Obligation Various Purpose       No Opt. Call       AA+  1,189,340
              Refunding Bonds, Limited Tax Obligation, Series 1993B,
              5.250%, 10/01/13

       1,345 Cuyahoga County, Ohio, General Obligation Bonds, Limited        No Opt. Call       AA+  1,648,566
              Tax Obligation, 5.650%, 5/15/18

       5,830 Cuyahoga County, Ohio, General Obligation Limited Tax        12/10 at 100.00       AA+  6,861,444
              Capital Improvement Bonds, Series 2000, 5.750%, 12/01/16

         750 Defiance, Ohio, Waterworks System Improvement Bonds, Series  12/04 at 102.00       AAA    815,933
              1994, 6.200%, 12/01/20 - MBIA Insured

             Delaware City School District, Delaware County, Ohio,
             School Facilities Construction and Improvement Bonds,
             General Obligation Unlimited Tax, Series 1995:
       1,000  0.000%, 12/01/10 - FGIC Insured                                No Opt. Call       AAA    791,790
       1,000  0.000%, 12/01/11 - FGIC Insured                                No Opt. Call       AAA    751,520

       1,000 Evergreen Local School District, Ohio, General Obligation    12/09 at 101.00       Aaa  1,129,930
              Unlimited Tax School Improvement Bonds, Series 1999,
              5.625%, 12/01/24 - FGIC Insured

       4,040 Franklin County, Ohio, Refunding Bonds, General Obligation   12/08 at 102.00       AAA  4,596,187
              Limited Tax Bonds, Series 1993, 5.375%, 12/01/20

       1,000 Garfield Heights City School District, Cuyahoga County,      12/11 at 100.00       Aaa  1,146,390
              Ohio, General Obligation School Improvement Bonds, Series
              2001, 5.500%, 12/15/18 - MBIA Insured

         420 Geauga County, Ohio, General Obligation Limited Tax, Sewer   12/05 at 102.00       Aa2    485,121
              District Improvement Bonds, Bainbridge Water Project,
              6.850%, 12/01/10

       1,000 Grandview Heights City School District, Franklin County,     12/05 at 101.00        AA  1,115,900
              Ohio, School Facilities Construction and Improvement
              Bonds, General Obligation Unlimited Tax, Series 1995,
              6.100%, 12/01/19

       3,000 Granville Exempt Village School District, General            12/11 at 100.00       Aa3  3,282,510
              Obligation Bonds, Series 2001, 5.500%, 12/01/28

       1,200 Heath City School District, Licking County, Ohio, School     12/10 at 100.00       Aaa  1,329,288
              Improvement Bonds, General Obligation Unlimited Tax,
              Series 2000A, 5.500%, 12/01/27 - FGIC Insured

       2,500 Highland Local School District, Morrow and Delaware          12/11 at 100.00       Aaa  2,639,025
              Counties, Ohio, General Obligation Bonds, Series 2001,
              5.000%, 12/01/26 - FSA Insured

       1,000 Huron County, Ohio, Correctional Facility Bonds, General     12/07 at 102.00       AAA  1,163,910
              Obligation Limited Tax, 5.850%, 12/01/16 - MBIA Insured

       1,270 Kenston Local School District, Geauga County, Ohio, General   6/13 at 100.00       Aaa  1,359,256
              Obligation Bonds, Series 2003, 5.000%, 12/01/23 - MBIA
              Insured

       1,070 Kettering, Ohio, General Obligation Limited Tax Bonds,        6/03 at 101.00       Aa3  1,085,387
              Series 1991, 6.650%, 12/01/12

       1,000 Kettering City School District, Montgomery County, Ohio,     12/05 at 101.00       AAA  1,087,670
              General Obligation Bonds, Series 1994, 5.250%, 12/01/22 -
              FGIC Insured

         555 Lake County, Ohio, Sewer District Limited Tax Improvement       No Opt. Call       Aa2    657,103
              Bonds, Series 2000, 5.600%, 12/01/20

       1,440 Lakewood, Ohio, General Obligation Bonds, Series 1995B,      12/05 at 102.00       Aa2  1,608,782
              5.750%, 12/01/15

       3,385 Lakota Local School District, Butler County, Ohio, General    6/11 at 100.00       Aaa  3,593,110
              Obligation Unlimited Tax School Improvement and Refunding
              Bonds, Series 2001, 5.125%, 12/01/26 - FGIC Insured

----
39

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Logan County, Ohio, General Obligation Bonds, Series 1986:
      $  155  7.750%, 12/01/03                                               No Opt. Call        A+ $  160,138
         155  7.750%, 12/01/04                                               No Opt. Call        A+    170,038
         155  7.750%, 12/01/05                                               No Opt. Call        A+    179,253
         155  7.750%, 12/01/06                                               No Opt. Call        A+    186,998

         345 Lucas County, Ohio, General Obligation Bonds, Various         6/03 at 102.00        A1    357,558
              Improvements, Series 1992, 6.650%, 12/01/12

       1,000 Lucas County, Ohio, General Obligation Bonds, Series         12/05 at 102.00       AAA  1,107,620
              1995-1, 5.400%, 12/01/15 - AMBAC Insured

       1,750 Medina City School District, Medina County, Ohio, School     12/09 at 100.00       AAA  1,880,690
              Building Construction Bonds, General Obligation Unlimited
              Tax, Series 1999, 5.250%, 12/01/28 - FGIC Insured

       1,265 Monroe Local School District, Butler County, Ohio, General      No Opt. Call       Aaa  1,562,591
              Obligation Bonds, Series 2002, 5.750%, 12/01/20 - AMBAC
              Insured

             North Royalton City School District, Ohio, School
             Improvement Bonds, Series 1994:
       2,200  6.000%, 12/01/14 - MBIA Insured                             12/09 at 102.00       AAA  2,645,302
       2,400  6.100%, 12/01/19 - MBIA Insured                             12/09 at 102.00       AAA  2,877,720

       1,000 Ohio Full Faith and Credit, General Obligation                  No Opt. Call       AA+  1,216,080
              Infrastructure Improvement Bonds, Series 1994,
              6.000%, 8/01/10

       5,000 Ohio, General Obligation Higher Education Bonds, Series         No Opt. Call       AA+  6,018,050
              2002C Refunding, 5.500%, 11/01/12

       1,315 Ohio, General Obligation Higher Education Bonds, Series       5/13 at 100.00       AA+  1,406,748
              2003A, 5.000%, 5/01/23 (WI, settling 6/05/03)

       4,035 Olentangy Local School District, Delaware and Franklin       12/09 at 101.00        AA  4,230,859
              Counties, Ohio, Various Purpose Bonds, Series 1999,
              5.000%, 12/01/27

         500 Pickerington Local School District, Fairfield County, Ohio,     No Opt. Call       AAA    375,760
              General Obligation Bonds, Series 1993, 0.000%, 12/01/11 -
              AMBAC Insured

       1,000 Revere Local School District, Ohio, School Improvement       12/03 at 102.00       AAA  1,042,250
              Bonds, General Obligation Unlimited Tax, Series 1993,
              6.000%, 12/01/16 - AMBAC Insured

       3,500 Board of Education of Springfield City School District,      12/11 at 102.00       Aaa  3,827,845
              Clark County, Ohio, General Obligation Bonds, Series 2001,
              5.200%, 12/01/23 - FGIC Insured

       2,340 Stow, Ohio, Safety Center Construction Bonds, General        12/05 at 102.00        A1  2,501,577
              Obligation Limited Tax, Series 1995, 6.200%, 12/01/20

          30 Strongsville, Ohio, Various Purpose Improvement Bonds,       12/06 at 102.00       Aa2     34,373
              General Obligation Limited Tax, Series 1996,
              5.950%, 12/01/21

       1,315 Summit County, Ohio, General Obligation Bonds, Series 2002R     No Opt. Call       AAA  1,574,029
              Refunding, 5.500%, 12/01/21 - FGIC Insured

       2,290 Tipp City Exempted Village School District, Ohio, School      6/11 at 100.00       Aaa  2,420,599
              Facilities Construction and Improvement Bonds, Series
              2001, 5.000%, 12/01/24 - FGIC Insured

         540 Trumbull County, Ohio, General Obligation Sewer Bonds,       12/04 at 102.00       AAA    588,389
              Series 1994, 6.200%, 12/01/14 - AMBAC Insured

       1,910 Vandalia, Ohio, General Obligation Bonds, Series 1996,       12/06 at 101.00       Aa3  2,160,095
              5.850%, 12/01/21

       4,000 Westerville City School District, Franklin and Delaware       6/11 at 100.00       AAA  4,205,040
              Counties, Ohio, General Obligation Various Purpose Bonds,
              Series 2001, 5.000%, 12/01/27 - MBIA Insured

         300 Youngstown, Ohio, General Obligation Bonds, Limited Tax,     12/04 at 102.00       AAA    326,409
              Series 1994, 6.125%, 12/01/14 - MBIA Insured

       2,000 Zanesville City School District, Muskingum County, Ohio,     12/12 at 101.00       AAA  2,135,000
              General Obligation Bonds, Series 2002,
              5.050%, 12/01/29--MBIA Insured
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.8%

       6,300 Cleveland, Ohio, Certificates of Participation, Cleveland    11/07 at 102.00       AAA  6,757,884
              Stadium Project, Series 1997, 5.250%, 11/15/27 - AMBAC
              Insured

       1,000 Deerfield Township, Ohio, Tax Increment Revenue Notes,       12/11 at 101.00       Aaa  1,059,340
              Series 2001B, 5.000%, 12/01/25 - MBIA Insured

----
40

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $ 1,210 Groveport, Ohio, Income Tax Receipts Bonds, Special          12/12 at 100.00       Aaa $ 1,299,431
              Obligation, Series 2002, 5.000%, 12/01/22 - MBIA Insured

       3,300 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series      No Opt. Call       Aaa     948,750
              B, Series 2000, 0.000%, 12/01/28 - AMBAC Insured

       1,000 Hamilton, Butler County, Ohio, One Renaissance Center        11/11 at 101.00       Aaa   1,142,750
              Acquisition, General Obligation Limited Tax Bonds, Series
              2001, 5.375%, 11/01/17 - AMBAC Insured

       1,485 New Albany Community Authority, Ohio, Community Facilities    4/12 at 100.00       AAA   1,719,378
              Revenue Bonds, Series 2001B Refunding, 5.500%, 10/01/16 -
              AMBAC Insured

       8,140 Ohio Higher Education, Capital Facilities Bonds, Series       2/11 at 100.00       AA+   8,824,167
              2001A-II, 5.000%, 2/01/20

       1,050 Ohio Building Authority, State Facilities Bonds,              4/12 at 100.00       AAA   1,123,017
              Administrative Building Fund Projects, Series 2002A,
              5.000%, 4/01/22 - FSA Insured

       1,030 Ohio Department of Transportation, Certificates of           10/03 at 101.00       AAA   1,044,667
              Participation, Panhandle Rail Line Project, Series 1992A,
              6.500%, 4/15/12 - FSA Insured

      11,700 Puerto Rico Highway and Transportation Authority, Highway       No Opt. Call       AAA  15,181,218
              Revenue Bonds, Reset Option Long Certificates, Series
              1996YII-R-66, 8.100%, 1/01/13 (IF)

       6,550 Puerto Rico Public Buildings Authority, Guaranteed Revenue      No Opt. Call       AAA   9,165,677
              Bonds, Reset Option Long Trust Certificates, Series
              1993L-II-R-56, 8.100%, 7/01/18 (IF)
---------------------------------------------------------------------------------------------------------------
             Transportation - 5.5%

             Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A:
       5,000  5.250%, 1/01/16 - FSA Insured                                1/10 at 101.00       AAA   5,556,600
       5,000  5.000%, 1/01/31 - FSA Insured                                1/10 at 101.00       AAA   5,212,800

       7,300 Dayton, Ohio, Special Facilities Revenue Refunding Bonds,     2/08 at 102.00       BB+   5,987,460
              Series 1998A (Emery Air Freight Corporation and Emery
              Worldwide Airlines, Inc. - Guarantors), 5.625%, 2/01/18

       5,000 Ohio Turnpike Commission, Turnpike Revenue Refunding Bonds,     No Opt. Call       AA-   6,901,600
              Residual Option Longs, Series 1998A-II-R-51, 8.050%,
              2/15/24 (IF)

       7,500 Ohio Turnpike Commission, Turnpike Revenue Bonds, Residual      No Opt. Call       Aaa  10,512,750
              Option Longs, Series 2001II-R-75, 8.050%, 2/15/12 (IF)
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 11.6%

       3,955 Akron, Ohio, Various Purpose Improvement Bonds, General      12/04 at 102.00       AAA   4,366,518
              Obligation Limited Tax, Series 1994, 6.750%, 12/01/14
              (Pre-refunded to 12/01/04) - MBIA Insured

         730 Athens County, Ohio, Sanitary Sewer System Mortgage Revenue  12/09 at 100.00    N/R***     897,331
              Bonds, Series 1989, 7.300%, 12/01/14 (Pre-refunded to
              12/01/09)

       2,905 Board of Education, Batavia Local School District, Clermont  12/05 at 102.00       AAA   3,326,457
              County, Ohio, School Improvement Bonds, Unlimited Tax Bank
              Qualified, Series 1995, 6.300%, 12/01/22 (Pre-refunded to
              12/01/05) - MBIA Insured

       4,745 Cleveland, Ohio, Various Purpose General Obligation Bonds,   11/04 at 102.00       AAA   5,219,168
              Series 1994, 6.625%, 11/15/14 (Pre-refunded to 11/15/04) -
              MBIA Insured

             Cleveland, Ohio, Waterworks Improvement and Refunding
             Revenue Bonds, 1st Mortgage, Series 1996H:
       2,280  5.750%, 1/01/21 (Pre-refunded to 1/01/06) - MBIA Insured     1/06 at 102.00       AAA   2,577,814
       5,795  5.750%, 1/01/26 (Pre-refunded to 1/01/06) - MBIA Insured     1/06 at 102.00       AAA   6,551,943

         550 Columbiana County, Ohio, County Jail Facilities              12/04 at 102.00     AA***     606,265
              Construction Bonds, General Obligation Unlimited Tax,
              Series 1994, 6.600%, 12/01/17 (Pre-refunded to 12/01/04) -
              RAAI Insured

             Cuyahoga County, Ohio, Hospital Revenue Bonds, Meridia
             Health System, Series 1995:
         250  6.250%, 8/15/14 (Pre-refunded to 8/15/05)                    8/05 at 102.00       AAA     282,480
       5,500  6.250%, 8/15/24 (Pre-refunded to 8/15/05)                    8/05 at 102.00       AAA   6,214,560

       1,000 Lakeview Local School District, Trumbull County, Ohio,       12/04 at 102.00       AAA   1,106,920
              General Obligation Bonds, Series 1994, 6.900%, 12/01/14
              (Pre-refunded to 12/01/04) - AMBAC Insured

       1,000 Lakota Local School District, Butler County, Ohio, School    12/05 at 100.00       AAA   1,120,570
              Improvement Bonds, General Obligation Unlimited Tax,
              Series 1994, 6.125%, 12/01/17 (Pre-refunded to 12/01/05) -
              AMBAC Insured

----
41

Portfolio of Investments
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  1,405 Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland     11/03 at 101.00     A1*** $ 1,441,249
              Community Hospital, Inc., Series 1992, 6.500%, 11/15/12

      11,000 Montgomery County, Ohio, Health System Revenue Bonds,         1/08 at 102.00   Baa2***  12,845,250
              Franciscan Medical Center Dayton Campus Issue, Series
              1997, 5.500%, 7/01/18 (Pre-refunded to 1/01/08)

             Ohio Housing Finance Agency, Single Family Mortgage Revenue
             Bonds, Series 1985B:
       6,460  0.000%, 1/15/15 (Pre-refunded to 1/15/11) - FGIC Insured      1/11 at 67.04       AAA   3,358,942
       5,700  0.000%, 1/15/15 (Pre-refunded to 7/15/11) - FGIC Insured      7/11 at 70.48       AAA   3,060,501

             State of Ohio, Full Faith and Credit General Obligation
             Infrastructure Improvement Bonds, Series 1995:
         750  6.200%, 8/01/13 (Pre-refunded to 8/01/05)                    8/05 at 102.00    AA+***     845,333
       2,000  6.200%, 8/01/14 (Pre-refunded to 8/01/05)                    8/05 at 102.00    AA+***   2,254,220

       1,500 Ohio Building Authority, State Facilities Bonds, Juvenile    10/04 at 102.00       AAA   1,639,185
              Correctional Building Fund Projects, Series 1994A, 6.600%,
              10/01/14 (Pre-refunded to 10/01/04) - AMBAC Insured

       2,025 Ohio Higher Educational Facilities Commission, Revenue       12/03 at 102.00       AAA   2,122,139
              Bonds, University of Dayton Project, Series 1992, 6.600%,
              12/01/17 (Pre-refunded to 12/01/03) - FGIC Insured

       5,065 Ohio Water Development Authority, Pure Water Development        No Opt. Call       AAA   6,191,912
              Revenue Bonds, Series 1990I, 6.000%, 12/01/16 - AMBAC
              Insured

       2,840 Strongsville, Ohio, Various Purpose Improvement Bonds,       12/06 at 102.00    Aa2***   3,318,767
              General Obligation Limited Tax, Series 1996, 5.950%,
              12/01/21 (Pre-refunded to 12/01/06)

       1,000 Woodridge Local School District, Ohio, General Obligation    12/04 at 102.00       AAA   1,093,060
              Bonds, Series 1994, 6.000%, 12/01/19 (Pre-refunded to
              12/01/04) - AMBAC Insured

       1,230 Youngstown State University, Ohio, General Receipts Bonds,   12/04 at 102.00       AAA   1,346,764
              Series 1994, 6.000%, 12/15/16 (Pre-refunded to 12/15/04) -
              AMBAC Insured
---------------------------------------------------------------------------------------------------------------
             Utilities - 9.5%

       1,535 Cleveland, Ohio, Public Power System First Mortgage Revenue     No Opt. Call       AAA   1,054,775
              Bonds, Series 1994A, 0.000%, 11/15/13 - MBIA Insured

       2,500 Cleveland, Ohio, Public Power System, First Mortgage         11/06 at 102.00       AAA   2,630,050
              Revenue Refunding Bonds, Series 1996, Subseries 1, 5.000%,
              11/15/24 - MBIA Insured

         565 Lebanon, Ohio, Electric System Mortgage Revenue Bonds,       12/10 at 101.00       AAA     650,298
              Series 2001, 5.500%, 12/01/17 - AMBAC Insured

       3,695 Ohio Municipal Electric Generation Agency, American           8/03 at 102.00       AAA   3,779,320
              Municipal Power Ohio, Inc., Series 1993, 5.375%, 2/15/24 -
              AMBAC Insured

             Ohio Air Quality Development Authority, Revenue Bonds,
             Columbus Southern Power Company Project, Series 1985A:
       1,750  6.375%, 12/01/20 - FGIC Insured                              6/03 at 102.00       AAA   1,792,053
       4,500  6.250%, 12/01/20                                             6/03 at 102.00        A3   4,588,020

      12,000 Ohio Air Quality Development Authority, Air Quality           9/05 at 102.00        A3  12,254,880
              Development Revenue Refunding Bonds, Dayton Power and
              Light Company Project, Series 1995, 6.100%, 9/01/30

       5,000 Ohio Air Quality Development Authority, Air Quality           4/07 at 102.00       AAA   5,510,100
              Development Revenue Bonds, MG Funding LLP Project, Series
              1997, 5.625%, 1/01/23 (Alternative Minimum Tax) - AMBAC
              Insured

         500 Ohio Water Development Authority, Collateralized Water        8/03 at 101.00        A2     509,760
              Development Revenue Refunding Bonds, Dayton Power and
              Light Company Project, Series 1992A, 6.400%, 8/15/27

      21,850 Ohio Water Development Authority, Solid Waste Disposal        9/08 at 102.00       N/R  20,379,058
              Revenue Bonds, Bay Shore Power Project, Convertible Series
              1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

       1,545 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call        A-     859,128
              Refunding Bonds, Series 1989O, 0.000%, 7/01/17

       4,500 Puerto Rico Industrial, Tourist, Educational, Medical and     6/10 at 101.00      Baa2   4,752,090
              Environmental Control Facilities Financing Authority,
              Cogeneration Facility Revenue Bonds, Series 2000A, 6.625%,
              6/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Water and Sewer - 5.2%

       3,000 Butler County, Ohio, Sewer System Revenue Bonds, Series      12/06 at 101.00       AAA   3,282,630
              1996, 5.250%, 12/01/21 - AMBAC Insured

----
42

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  2,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2003,    6/11 at 100.00       AA+ $  2,115,460
              5.000%, 12/01/23

             Cincinnati, Ohio, Water System Revenue Bonds, ROLS RR
             II-R212,1-3, Series 2003:
       1,300  7.150%, 12/01/11 (IF)                                        6/11 at 100.00       AAA    1,871,285
       1,640  7.150%, 12/01/12 (IF)                                        6/11 at 100.00       AAA    2,311,875
         550  7.180%, 12/01/13 (IF)                                        6/11 at 100.00       AAA      760,342

      10,000 Cleveland, Ohio, Waterworks Improvement First Mortgage          No Opt. Call       AAA   11,831,900
              Refunding Revenue Bonds, Series 1993G, 5.500%, 1/01/21 -
              MBIA Insured

       1,600 Greene County, Ohio, Water System Revenue Bonds, Series      12/07 at 102.00       AAA    1,875,664
              1996, 6.125%, 12/01/21 - FGIC Insured

       4,260 Ohio Water Development Authority, Water Development Revenue  12/07 at 102.00       AAA    4,668,577
              Bonds, Community Assistance Program, Series 1997, 5.375%,
              12/01/24 - AMBAC Insured

       2,000 Ohio Water Development Authority, Fresh Water Development     6/08 at 101.00       AAA    2,137,580
              Revenue Bonds, Series 1998, 5.125%, 12/01/23 - AMBAC
              Insured

         750 Toledo, Ohio, Sewer System Revenue Mortgage Bonds, Series    11/04 at 102.00       AAA      816,600
              1994, 6.350%, 11/15/17 - AMBAC Insured

         500 Toledo, Ohio, Waterworks Revenue Refunding Mortgage Bonds,   11/04 at 102.00       AAA      544,960
              Series 1994, 6.450%, 11/15/24 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------
    $570,890 Total Long-Term Investments (cost $558,581,353) - 99.1%                                 613,670,701
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.9%                                                      5,808,290

             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $619,478,991

             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
         (IF) Inverse floating rate security.
          N/R Investment is not rated.
          (WI)Security purchased on a when-issued basis.



                                See accompanying notes to financial statements.

----
43

Portfolio of Investments
NUVEEN WISCONSIN MUNICIPAL BOND FUND
May 31, 2003


   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 6.0%

     $   475 Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds, Northland College Project,
              Series 1998, 5.100%, 4/01/18

         500 Madison Community Development Authority, Wisconsin, Fixed-Rate Development Revenue Bonds,
              Fluno Center Project, Series 1998A, 5.000%, 11/01/20

         500 Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Marquette University, Series 2002
              Refunding, 4.350%, 11/01/18 - XLCA Insured

         370 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
              5.375%, 2/01/29

         200 Puerto Rico Industrial, Educational, Medical and Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred Heart Project, Series 2001,
              5.250%, 9/01/21

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project Refunding,
              Series 2002, 5.500%, 12/01/31
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 4.2%

         500 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, Series 1995A,
              6.250%, 7/01/24 - MBIA Insured

         450 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Refunding Bonds, FHA-Insured Mortgage, Dr. Pila Hospital Project,
              Series 1995A, 5.875%, 8/01/12

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
              Authority, Hospital Revenue Bonds, Hospital de la Concepcion Project, Series 2000A,
              6.500%, 11/15/20
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 8.8%

             Dane County Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Forest Harbor
             Apartments Project, Series 1994:
          25  5.900%, 7/01/12
          50  5.950%, 7/01/13
          50  6.000%, 7/01/14

         675 Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa
              Ciera, Inc. Project, Series 2000A, 5.900%, 11/20/30

         570 Lake Delton Community Development Agency, Wisconsin, Multifamily Housing Project Revenue Bonds,
              GNMA Collateralized Mortgage Loan, Woodland Park Project, Series 2001, 5.300%, 2/20/31

       1,000 Madison Community Development Authority, Wisconsin, Multifamily Housing Revenue Refunding
              Bonds, Greentree Glen Project, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

         200 Milwaukee Redevelopment Authority, Wisconsin, Multifamily Housing Revenue Bonds, FHA-Insured
              FHA-Insured Mortgage Loan, City Hall Square Apartments Project, Series 1993A, 6.000%, 8/01/22
              (Alternative Minimum Tax)

         500 Sheboygan Housing Authority, Wisconsin, Multifamily Revenue Refunding Bonds, Lake Shore
              Apartments, Series 1998A, 5.100%, 11/20/26

         300 Walworth County Housing Authority, Wisconsin, Housing Revenue Bonds, FHA-Insured Mortgage Loan,
              Kiwanis Heritage, Inc. Senior Apartments Project, Series 1997, 5.550%, 9/01/22

             Waukesha Housing Authority, Wisconsin, Multifamily Housing Revenue Refunding Bonds, GNMA
             Collateralized Mortgage Loan, Westgrove Woods Project, Series 1996A:
         350  5.800%, 12/01/18 (Alternative Minimum Tax)
         750  6.000%, 12/01/31 (Alternative Minimum Tax)

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 6.0%

Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds, Northland College Project,         4/08 at 100.00       Aa1
 Series 1998, 5.100%, 4/01/18

Madison Community Development Authority, Wisconsin, Fixed-Rate Development Revenue Bonds,              11/06 at 102.00       AA-
 Fluno Center Project, Series 1998A, 5.000%, 11/01/20

Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Marquette University, Series 2002         11/12 at 100.00       AAA
 Refunding, 4.350%, 11/01/18 - XLCA Insured

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    2/09 at 101.00       BBB
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
 5.375%, 2/01/29

Puerto Rico Industrial, Educational, Medical and Environmental Control Facilities Financing Authority,  9/11 at 100.00       BBB
 Higher Education Revenue Bonds, University of the Sacred Heart Project, Series 2001,
 5.250%, 9/01/21

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   12/12 at 101.00       BBB
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project Refunding,
 Series 2002, 5.500%, 12/01/31
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 4.2%

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    1/05 at 102.00       AAA
 Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, Series 1995A,
 6.250%, 7/01/24 - MBIA Insured

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing    8/05 at 101.50       AAA
 Authority, Hospital Revenue Refunding Bonds, FHA-Insured Mortgage, Dr. Pila Hospital Project,
 Series 1995A, 5.875%, 8/01/12

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing   11/10 at 101.00        AA
 Authority, Hospital Revenue Bonds, Hospital de la Concepcion Project, Series 2000A,
 6.500%, 11/15/20
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 8.8%

Dane County Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Forest Harbor
Apartments Project, Series 1994:
 5.900%, 7/01/12                                                                                       7/03 at 101.00       N/R
 5.950%, 7/01/13                                                                                       7/03 at 101.00       N/R
 6.000%, 7/01/14                                                                                       7/03 at 101.00       N/R

Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa      5/08 at 102.00       N/R
 Ciera, Inc. Project, Series 2000A, 5.900%, 11/20/30

Lake Delton Community Development Agency, Wisconsin, Multifamily Housing Project Revenue Bonds,         1/12 at 102.00       N/R
 GNMA Collateralized Mortgage Loan, Woodland Park Project, Series 2001, 5.300%, 2/20/31

Madison Community Development Authority, Wisconsin, Multifamily Housing Revenue Refunding               9/06 at 102.00       AAA
 Bonds, Greentree Glen Project, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

Milwaukee Redevelopment Authority, Wisconsin, Multifamily Housing Revenue Bonds, FHA-Insured            8/07 at 102.00       N/R
 FHA-Insured Mortgage Loan, City Hall Square Apartments Project, Series 1993A, 6.000%, 8/01/22
 (Alternative Minimum Tax)

Sheboygan Housing Authority, Wisconsin, Multifamily Revenue Refunding Bonds, Lake Shore                 5/06 at 102.00       AAA
 Apartments, Series 1998A, 5.100%, 11/20/26

Walworth County Housing Authority, Wisconsin, Housing Revenue Bonds, FHA-Insured Mortgage Loan,         9/05 at 102.00       N/R
 Kiwanis Heritage, Inc. Senior Apartments Project, Series 1997, 5.550%, 9/01/22

Waukesha Housing Authority, Wisconsin, Multifamily Housing Revenue Refunding Bonds, GNMA
Collateralized Mortgage Loan, Westgrove Woods Project, Series 1996A:
 5.800%, 12/01/18 (Alternative Minimum Tax)                                                           12/06 at 102.00       AAA
 6.000%, 12/01/31 (Alternative Minimum Tax)                                                           12/06 at 102.00       AAA

                                                                                                               Market
Description                                                                                                     Value
---------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 6.0%

Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds, Northland College Project,        $      491,886
 Series 1998, 5.100%, 4/01/18

Madison Community Development Authority, Wisconsin, Fixed-Rate Development Revenue Bonds,                     535,915
 Fluno Center Project, Series 1998A, 5.000%, 11/01/20

Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Marquette University, Series 2002                520,185
 Refunding, 4.350%, 11/01/18 - XLCA Insured

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing          381,692
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Series 1999,
 5.375%, 2/01/29

Puerto Rico Industrial, Educational, Medical and Environmental Control Facilities Financing Authority,        211,432
 Higher Education Revenue Bonds, University of the Sacred Heart Project, Series 2001,
 5.250%, 9/01/21

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing        1,049,220
 Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project Refunding,
 Series 2002, 5.500%, 12/01/31
---------------------------------------------------------------------------------------------------------------------
Healthcare - 4.2%

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing          539,890
 Authority, Hospital Revenue Bonds, Hospital Auxilio Mutuo Obligated Group Project, Series 1995A,
 6.250%, 7/01/24 - MBIA Insured

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing          497,295
 Authority, Hospital Revenue Refunding Bonds, FHA-Insured Mortgage, Dr. Pila Hospital Project,
 Series 1995A, 5.875%, 8/01/12

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing        1,171,150
 Authority, Hospital Revenue Bonds, Hospital de la Concepcion Project, Series 2000A,
 6.500%, 11/15/20
---------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 8.8%

Dane County Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Forest Harbor
Apartments Project, Series 1994:
 5.900%, 7/01/12                                                                                              25,062
 5.950%, 7/01/13                                                                                              50,077
 6.000%, 7/01/14                                                                                              50,051

Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa            719,483
 Ciera, Inc. Project, Series 2000A, 5.900%, 11/20/30

Lake Delton Community Development Agency, Wisconsin, Multifamily Housing Project Revenue Bonds,               597,320
 GNMA Collateralized Mortgage Loan, Woodland Park Project, Series 2001, 5.300%, 2/20/31

Madison Community Development Authority, Wisconsin, Multifamily Housing Revenue Refunding                   1,031,900
 Bonds, Greentree Glen Project, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

Milwaukee Redevelopment Authority, Wisconsin, Multifamily Housing Revenue Bonds, FHA-Insured                  207,374
 FHA-Insured Mortgage Loan, City Hall Square Apartments Project, Series 1993A, 6.000%, 8/01/22
 (Alternative Minimum Tax)

Sheboygan Housing Authority, Wisconsin, Multifamily Revenue Refunding Bonds, Lake Shore                       512,710
 Apartments, Series 1998A, 5.100%, 11/20/26

Walworth County Housing Authority, Wisconsin, Housing Revenue Bonds, FHA-Insured Mortgage Loan,               311,352
 Kiwanis Heritage, Inc. Senior Apartments Project, Series 1997, 5.550%, 9/01/22

Waukesha Housing Authority, Wisconsin, Multifamily Housing Revenue Refunding Bonds, GNMA
Collateralized Mortgage Loan, Westgrove Woods Project, Series 1996A:
 5.800%, 12/01/18 (Alternative Minimum Tax)                                                                  367,441
 6.000%, 12/01/31 (Alternative Minimum Tax)                                                                  784,223

----
44

   Principal                                                                                                      Optional Call
Amount (000) Description                                                                                            Provisions*
--------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.6%

      $  190 Puerto Rico Housing Bank and Finance Agency, Single Family Mortgage Revenue Bonds, Affordable       4/05 at 102.00
              Housing Mortgage Subsidy Program, Portfolio I, Series 1995, 6.250%, 4/01/29 (Alternative
              Minimum Tax)

          90 Virgin Islands Housing Finance Authority, Single Family Mortgage Revenue Refunding Bonds, GNMA      3/05 at 102.00
              Mortgage-Backed Securities Program, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
             Industrials - 0.6%

         300 Menomonee Falls Community Development Authority, Wisconsin, Development Revenue Bonds, Herker       9/03 at 101.00
              Industries, Inc. Project, Series 1996, 5.250%, 3/01/08 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.1%

       1,120 Waukesha County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds, Arboretum           12/03 at 102.00
              Project, Series 1998, 5.250%, 12/01/21 (Alternative Minimum Tax) (Mandatory put 12/01/12)
--------------------------------------------------------------------------------------------------------------------------------
             Materials - 1.5%

       1,000 Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James        No Opt. Call
              Project, Series 1999, 5.600%, 5/01/19
--------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 0.5%

         250 Government of Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18                       11/03 at 102.00
--------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 46.1%

       1,500 Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project,         6/12 at 100.00
              Series 2002 Refunding, 5.150%, 6/01/29

       1,500 Cudahy Community Development Authority, Wisconsin, Redevelopment Lease Revenue Bonds,               6/06 at 100.00
              Series 1995, 6.000%, 6/01/11

       1,000 De Forest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds, Series 1999B,      2/08 at 100.00
              5.100%, 2/01/18

         100 Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue           10/11 at 100.00
              Refunding Bonds, Tax Increment District 6, Series 2001, 5.000%, 10/01/19

         350 Green Bay-Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds,  2/11 at 100.00
              Lambeau Field Renovation Project, Series 2001A, 5.000%, 2/01/19 - AMBAC Insured

             Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Convention Center Project,
             Series 1999A:
       1,300  5.250%, 6/01/24                                                                                    6/09 at 100.00
       1,650  5.100%, 6/01/29                                                                                    6/09 at 100.00

         500 Jackson Community Development Authority, Wisconsin, Community Development Revenue Refunding        12/09 at 100.00
              Bonds, Series 1999, 5.100%, 12/01/17

         960 Madison Community Development Authority, Wisconsin, Lease Revenue Bonds, Monona Terrace             3/12 at 100.00
              Project, Series 2002 Refunding, 4.375%, 3/01/20

             Milwaukee Redevelopment Authority, Wisconsin, Revenue Refunding Bonds, 2430 West Wisconsin
             Avenue Project and 1600 North Martin Luther King Jr. Drive Project, Series 2003:
         500  3.500%, 3/01/13 - FSA Insured                                                                      3/10 at 100.00
         500  3.600%, 3/01/14 - FSA Insured                                                                      3/10 at 100.00

             Milwaukee Redevelopment Authority, Wisconsin, Redevelopment Revenue Bonds, Summerfest Project,
             Series 2001:
         400  4.850%, 8/01/17                                                                                    8/11 at 100.00
       1,000  4.950%, 8/01/20                                                                                    8/11 at 100.00

       2,000 Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee Public School                8/12 at 100.00
              Neighborhood Schools Initiative, Series 2002A, 4.875%, 8/01/21 - AMBAC Insured

                                                                                                                 Market
Description                                                                                        Ratings**      Value
-----------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 0.6%

Puerto Rico Housing Bank and Finance Agency, Single Family Mortgage Revenue Bonds, Affordable            AAA $  198,803
 Housing Mortgage Subsidy Program, Portfolio I, Series 1995, 6.250%, 4/01/29 (Alternative
 Minimum Tax)

Virgin Islands Housing Finance Authority, Single Family Mortgage Revenue Refunding Bonds, GNMA           AAA     94,008
 Mortgage-Backed Securities Program, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
Industrials - 0.6%

Menomonee Falls Community Development Authority, Wisconsin, Development Revenue Bonds, Herker            N/R    303,435
 Industries, Inc. Project, Series 1996, 5.250%, 3/01/08 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
Long-Term Care - 2.1%

Waukesha County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds, Arboretum                 N/R  1,128,658
 Project, Series 1998, 5.250%, 12/01/21 (Alternative Minimum Tax) (Mandatory put 12/01/12)
-----------------------------------------------------------------------------------------------------------------------
Materials - 1.5%

Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James           Ba2    789,020
 Project, Series 1999, 5.600%, 5/01/19
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 0.5%

Government of Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18                               B    247,028
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 46.1%

Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project,              Aa2  1,600,230
 Series 2002 Refunding, 5.150%, 6/01/29

Cudahy Community Development Authority, Wisconsin, Redevelopment Lease Revenue Bonds,                    N/R  1,635,240
 Series 1995, 6.000%, 6/01/11

De Forest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds, Series 1999B,           N/R  1,035,380
 5.100%, 2/01/18

Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue                  A2    108,055
 Refunding Bonds, Tax Increment District 6, Series 2001, 5.000%, 10/01/19

Green Bay-Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds,       AAA    383,649
 Lambeau Field Renovation Project, Series 2001A, 5.000%, 2/01/19 - AMBAC Insured

Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Convention Center Project,
Series 1999A:
 5.250%, 6/01/24                                                                                        Aa2  1,405,326
 5.100%, 6/01/29                                                                                        Aa2  1,721,841

Jackson Community Development Authority, Wisconsin, Community Development Revenue Refunding              N/R    504,210
 Bonds, Series 1999, 5.100%, 12/01/17

Madison Community Development Authority, Wisconsin, Lease Revenue Bonds, Monona Terrace                  Aa2    978,845
 Project, Series 2002 Refunding, 4.375%, 3/01/20

Milwaukee Redevelopment Authority, Wisconsin, Revenue Refunding Bonds, 2430 West Wisconsin
Avenue Project and 1600 North Martin Luther King Jr. Drive Project, Series 2003:
 3.500%, 3/01/13 - FSA Insured                                                                          Aaa    508,175
 3.600%, 3/01/14 - FSA Insured                                                                          Aaa    505,245

Milwaukee Redevelopment Authority, Wisconsin, Redevelopment Revenue Bonds, Summerfest Project,
Series 2001:
 4.850%, 8/01/17                                                                                          A    429,328
 4.950%, 8/01/20                                                                                          A  1,063,660

Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee Public School                     AAA  2,118,160
 Neighborhood Schools Initiative, Series 2002A, 4.875%, 8/01/21 - AMBAC Insured

----
45

Portfolio of Investments
NUVEEN WISCONSIN MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $ 2,500 Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, Guaranteed by the Commonwealth of
              Puerto Rico, Series 1993L, 5.500%, 7/01/21

         200 Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,
              6.000%, 8/01/26

             Sheboygan County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds, Rocky Knoll
             Health Center Project, Series 1994:
         150  5.300%, 12/01/17
         195  5.300%, 12/01/18
         395  5.300%, 12/01/19

             Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,
             Series 1998A:
       1,100  5.500%, 12/15/18 - MBIA Insured
         500  5.500%, 12/15/26 - MBIA Insured

         375 Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds,
              Series 1998A, 5.200%, 10/01/21

         600 Virgin Islands Public Finance Authority, Revenue Refunding Bonds, Virgin Islands Matching Fund Loan
              Notes, Senior Lien/Refunding, Series 1998A, 5.625%, 10/01/25

         500 Wauwatosa Redevelopment Authority, Milwaukee County, Wisconsin, Redevelopment Authority Lease
              Revenue Bonds, Series 1997, 5.650%, 12/01/16 - MBIA Insured

             Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
       1,020  5.250%, 12/15/16 - FSA Insured
       1,000  5.250%, 12/15/23 - FSA Insured
         705  5.250%, 12/15/27 - FSA Insured
--------------------------------------------------------------------------------------------------------------------
             Transportation - 0.4%

         500 Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines, Inc. Project, Series
              1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 23.7%

             Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project,
             Series 1999A:
       2,000  5.700%, 6/01/24 (Pre-refunded to 6/01/09)
         700  5.800%, 6/01/29 (Pre-refunded to 6/01/09)

         460 Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%,
              7/01/20 (Pre-refunded to 7/01/10)

       1,500 Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue
              Bonds, Series 1998A, 5.400%, 9/01/18 (Pre-refunded to 9/01/08)

         300 Madison Community Development Authority, Wisconsin, Lease Revenue Bonds, Monona Terrace
              Community and Convention Center Project, Series 1995, 6.100%, 3/01/10 (Pre-refunded to 3/01/05)

       2,000 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2000B,
              6.500%, 7/01/27 (Pre-refunded to 7/01/10)

             Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, 2000 Series A:
         250  5.375%, 10/01/16
         750  5.500%, 10/01/20

             Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T:
         115  6.000%, 7/01/16 (Pre-refunded to 7/01/04)
         145  6.375%, 7/01/24 (Pre-refunded to 7/01/04)

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, Guaranteed by the Commonwealth of        No Opt. Call        A-
 Puerto Rico, Series 1993L, 5.500%, 7/01/21

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,                   No Opt. Call      BBB+
 6.000%, 8/01/26

Sheboygan County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds, Rocky Knoll
Health Center Project, Series 1994:
 5.300%, 12/01/17                                                                                     12/04 at 100.00        A1
 5.300%, 12/01/18                                                                                     12/04 at 100.00        A1
 5.300%, 12/01/19                                                                                     12/04 at 100.00        A1

Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,
Series 1998A:
 5.500%, 12/15/18 - MBIA Insured                                                                         No Opt. Call       AAA
 5.500%, 12/15/26 - MBIA Insured                                                                         No Opt. Call       AAA

Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds,         10/08 at 100.00       N/R
 Series 1998A, 5.200%, 10/01/21

Virgin Islands Public Finance Authority, Revenue Refunding Bonds, Virgin Islands Matching Fund Loan    10/08 at 101.00      BBB-
 Notes, Senior Lien/Refunding, Series 1998A, 5.625%, 10/01/25

Wauwatosa Redevelopment Authority, Milwaukee County, Wisconsin, Redevelopment Authority Lease          12/07 at 100.00       AAA
 Revenue Bonds, Series 1997, 5.650%, 12/01/16 - MBIA Insured

Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
 5.250%, 12/15/16 - FSA Insured                                                                          No Opt. Call       AAA
 5.250%, 12/15/23 - FSA Insured                                                                          No Opt. Call       AAA
 5.250%, 12/15/27 - FSA Insured                                                                          No Opt. Call       AAA
---------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.4%

Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines, Inc. Project, Series  6/06 at 102.00      Caa2
 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 23.7%

Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project,
Series 1999A:
 5.700%, 6/01/24 (Pre-refunded to 6/01/09)                                                             6/09 at 100.00    Aa2***
 5.800%, 6/01/29 (Pre-refunded to 6/01/09)                                                             6/09 at 100.00    Aa2***

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%,     7/10 at 100.00       AAA
 7/01/20 (Pre-refunded to 7/01/10)

Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue                9/08 at 100.00    N/R***
 Bonds, Series 1998A, 5.400%, 9/01/18 (Pre-refunded to 9/01/08)

Madison Community Development Authority, Wisconsin, Lease Revenue Bonds, Monona Terrace                 3/05 at 100.00    Aa2***
 Community and Convention Center Project, Series 1995, 6.100%, 3/01/10 (Pre-refunded to 3/01/05)

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2000B,           7/10 at 101.00      A***
 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, 2000 Series A:
 5.375%, 10/01/16                                                                                     10/10 at 101.00       AAA
 5.500%, 10/01/20                                                                                     10/10 at 101.00       AAA

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T:
 6.000%, 7/01/16 (Pre-refunded to 7/01/04)                                                             7/04 at 102.00     A-***
 6.375%, 7/01/24 (Pre-refunded to 7/01/04)                                                             7/04 at 102.00       AAA

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, Guaranteed by the Commonwealth of     $2,828,675
 Puerto Rico, Series 1993L, 5.500%, 7/01/21

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,                   241,410
 6.000%, 8/01/26

Sheboygan County Housing Authority, Wisconsin, Housing Revenue Refunding Bonds, Rocky Knoll
Health Center Project, Series 1994:
 5.300%, 12/01/17                                                                                        151,722
 5.300%, 12/01/18                                                                                        196,958
 5.300%, 12/01/19                                                                                        398,452

Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,
Series 1998A:
 5.500%, 12/15/18 - MBIA Insured                                                                       1,324,433
 5.500%, 12/15/26 - MBIA Insured                                                                         594,490

Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds,            389,235
 Series 1998A, 5.200%, 10/01/21

Virgin Islands Public Finance Authority, Revenue Refunding Bonds, Virgin Islands Matching Fund Loan       619,944
 Notes, Senior Lien/Refunding, Series 1998A, 5.625%, 10/01/25

Wauwatosa Redevelopment Authority, Milwaukee County, Wisconsin, Redevelopment Authority Lease             568,735
 Revenue Bonds, Series 1997, 5.650%, 12/01/16 - MBIA Insured

Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
 5.250%, 12/15/16 - FSA Insured                                                                        1,208,149
 5.250%, 12/15/23 - FSA Insured                                                                        1,154,820
 5.250%, 12/15/27 - FSA Insured                                                                          813,542
-----------------------------------------------------------------------------------------------------------------
Transportation - 0.4%

Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines, Inc. Project, Series    195,015
 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 23.7%

Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project,
Series 1999A:
 5.700%, 6/01/24 (Pre-refunded to 6/01/09)                                                             2,374,800
 5.800%, 6/01/29 (Pre-refunded to 6/01/09)                                                               835,079

Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%,       516,769
 7/01/20 (Pre-refunded to 7/01/10)

Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue                1,715,835
 Bonds, Series 1998A, 5.400%, 9/01/18 (Pre-refunded to 9/01/08)

Madison Community Development Authority, Wisconsin, Lease Revenue Bonds, Monona Terrace                   325,863
 Community and Convention Center Project, Series 1995, 6.100%, 3/01/10 (Pre-refunded to 3/01/05)

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2000B,           2,528,060
 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, 2000 Series A:
 5.375%, 10/01/16                                                                                        288,408
 5.500%, 10/01/20                                                                                        863,175

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1994T:
 6.000%, 7/01/16 (Pre-refunded to 7/01/04)                                                               123,438
 6.375%, 7/01/24 (Pre-refunded to 7/01/04)                                                               156,240

----
46

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

     $   600 Southeast Wisconsin Professional Baseball Park District,      3/07 at 101.00       AAA $   693,504
              Sales Tax Revenue Bonds, Series 1996, 5.800%, 12/15/26
              (Pre-refunded to 3/13/07) - MBIA Insured

       1,000 Southeast Wisconsin Professional Baseball Park District,     12/04 at 100.00       AAA   1,076,459
              Sales Tax Revenue Bonds, Series 1999, 6.100%, 12/15/29
              (Pre-refunded to 12/15/04) - MBIA Insured

       1,000 Wisconsin Center District, Junior Dedicated Tax Revenue      12/06 at 101.00       AAA   1,150,479
              Bonds, Series 1996B, 5.700%, 12/15/20 (Pre- refunded to
              12/15/06)
---------------------------------------------------------------------------------------------------------------
             Utilities - 1.1%

         500 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00       AAA     572,484
              2002 Series II, 5.375%, 7/01/19 - MBIA Insured
---------------------------------------------------------------------------------------------------------------
     $46,735 Total Long-Term Investments (cost $46,738,046) - 95.6%                                  50,720,127
---------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 4.4%                                                     2,311,872

             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $53,031,999

             -------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.




                                See accompanying notes to financial statements.

----
47

Statement of Assets and Liabilities
May 31, 2003

                                               Kansas      Kentucky     Michigan     Missouri         Ohio   Wisconsin
----------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost
 $128,986,770,
 $460,279,572, $254,778,714,
 $248,426,023, $558,581,353 and
 $46,738,046, respectively)              $138,481,573  $491,823,810 $280,000,897 $266,972,827 $613,670,701 $50,720,127
Cash                                        1,055,163       543,151    2,022,234           --           --     847,810
Receivables:
 Interest                                   2,270,618     6,374,571    3,458,303    4,168,200   10,427,323     932,817
 Investments sold                             715,068     4,986,043    1,135,000    1,005,784      504,500     704,000
 Shares sold                                  489,972     1,290,165      453,707       66,169      668,121      77,626
Other assets                                      125        21,101       13,180          198       27,902         321
----------------------------------------------------------------------------------------------------------------------
   Total assets                           143,012,519   505,038,841  287,083,321  272,213,178  625,298,547  53,282,701
----------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                     --            --           --      951,092      776,145          --
Payables:
 Investments purchased                             --     2,984,848    1,037,088           --    1,398,384          --
 Shares redeemed                              265,339       285,008      203,371      245,969      681,138         800
Accrued expenses:
 Management fees                               65,393       224,234      130,443      123,581      277,229      24,429
 12b-1 distribution and service fees           43,040       119,951       71,381       63,871      119,392      14,653
 Other                                         44,803       154,840      100,856       78,459      205,688      33,467
Dividends payable                             500,183     1,915,562    1,065,871      972,246    2,361,580     177,353
----------------------------------------------------------------------------------------------------------------------
   Total liabilities                          918,758     5,684,443    2,609,010    2,435,218    5,819,556     250,702
----------------------------------------------------------------------------------------------------------------------
Net assets                               $142,093,761  $499,354,398 $284,474,311 $269,777,960 $619,478,991 $53,031,999
----------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                               $102,937,763  $426,782,383 $204,651,779 $233,996,120 $385,618,902 $42,359,666
Shares outstanding                          9,560,636    37,610,565   16,834,553   20,708,028   32,737,179   3,986,936
Net asset value per share                $      10.77  $      11.35 $      12.16 $      11.30 $      11.78 $     10.62
Offering price per share (net asset
 value per share plus maximum sales
 charge of 4.20% of offering price)      $      11.24  $      11.85 $      12.69 $      11.80 $      12.30 $     11.09
----------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                               $ 12,797,198  $ 21,206,445 $ 11,178,766 $ 11,911,918 $ 28,080,211 $ 5,960,084
Shares outstanding                          1,197,214     1,868,359      918,134    1,053,766    2,386,556     559,445
Net asset value and offering price per   $      10.69
 share                                                 $      11.35 $      12.18 $      11.30 $      11.77 $     10.65
----------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                               $ 25,048,898  $ 50,193,519 $ 43,693,143 $ 23,336,404 $ 50,998,974 $ 4,536,267
Shares outstanding                          2,323,315     4,427,081    3,598,071    2,066,327    4,336,427     425,975
Net asset value and offering price per   $      10.78
 share                                                 $      11.34 $      12.14 $      11.29 $      11.76 $     10.65
----------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                               $  1,309,902  $  1,172,051 $ 24,950,623 $    533,518 $154,780,904 $   175,982
Shares outstanding                            121,104       103,453    2,051,930       47,167   13,151,565      16,492
Net asset value and offering price per   $      10.82
 share                                                 $      11.33 $      12.16 $      11.31 $      11.77 $     10.67
----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
--------------------------------------------------------------------------------------------------------------------------
Capital paid-in                          $133,783,644   $465,913,252 $256,542,310 $253,201,085  $567,796,707  $49,922,958
Undistributed (Over-distribution of)          (88,597)
 net investment income                                       208,962      140,194     (334,393)      191,800       20,591
Accumulated net realized gain (loss)       (1,096,089)
 from investments                                          1,687,946    2,569,624   (1,635,536)   (3,598,864)    (893,631)
Net unrealized appreciation of              9,494,803
 investments                                              31,544,238   25,222,183   18,546,804    55,089,348    3,982,081
--------------------------------------------------------------------------------------------------------------------------
Net assets                               $142,093,761   $499,354,398 $284,474,311 $269,777,960  $619,478,991  $53,031,999
--------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
48

Statement of Operations
Year Ended May 31, 2003

                                                                           Kansas      Kentucky     Michigan     Missouri
--------------------------------------------------------------------------------------------------------------------------
Investment Income                                                    $ 7,259,689   $27,020,413  $15,559,828  $14,028,989
--------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                          732,722     2,567,685    1,524,075    1,382,282
12b-1 service fees - Class A                                             199,565       829,669      408,779      442,569
12b-1 distribution and service fees - Class B                            110,120       178,321       98,364      102,637
12b-1 distribution and service fees - Class C                            154,751       341,201      315,327      163,305
Shareholders' servicing agent fees and expenses                           84,039       268,636      181,362      148,526
Custodian's fees and expenses                                             49,387       123,543       86,237       78,689
Trustees' fees and expenses                                                1,456         8,418        5,147        5,391
Professional fees                                                         11,591        26,535       17,859       19,295
Shareholders' reports - printing and mailing expenses                     12,038        43,787       33,618       25,760
Federal and state registration fees                                        5,802        10,432        9,385       10,646
Other expenses                                                             5,531        14,235        9,690        8,236
--------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   1,367,002     4,412,462    2,689,843    2,387,336
  Custodian fee credit                                                   (14,457)      (24,413)     (11,077)     (17,436)
--------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,352,545     4,388,049    2,678,766    2,369,900
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  5,907,144    22,632,364   12,881,062   11,659,089
--------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                                158,850     2,114,527    2,802,585      117,007
Net change in unrealized appreciation (depreciation) of investments    6,480,501    16,859,562   11,764,886   11,511,004
--------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                              6,639,351    18,974,089   14,567,471   11,628,011
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $12,546,495   $41,606,453  $27,448,533  $23,287,100
--------------------------------------------------------------------------------------------------------------------------

                                                                             Ohio   Wisconsin
---------------------------------------------------------------------------------------------
Investment Income                                                    $33,480,226  $2,574,730
---------------------------------------------------------------------------------------------
Expenses
Management fees                                                        3,195,793     276,973
12b-1 service fees - Class A                                             757,374      81,936
12b-1 distribution and service fees - Class B                            236,362      52,462
12b-1 distribution and service fees - Class C                            357,866      28,038
Shareholders' servicing agent fees and expenses                          432,889      26,996
Custodian's fees and expenses                                            161,268      37,106
Trustees' fees and expenses                                               11,351         965
Professional fees                                                        124,646       7,655
Shareholders' reports - printing and mailing expenses                     73,472       4,399
Federal and state registration fees                                        9,641       7,499
Other expenses                                                            17,148       3,381
---------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   5,377,810     527,410
  Custodian fee credit                                                   (20,419)     (7,954)
---------------------------------------------------------------------------------------------
Net expenses                                                           5,357,391     519,456
---------------------------------------------------------------------------------------------
Net investment income                                                 28,122,835   2,055,274
---------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                              1,268,680    (213,617)
Net change in unrealized appreciation (depreciation) of investments   31,686,941   2,623,140
---------------------------------------------------------------------------------------------
Net gain from investments                                             32,955,621   2,409,523
---------------------------------------------------------------------------------------------
Net increase in net assets from operations                           $61,078,456  $4,464,797
---------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
49

Statement of Changes in Net Assets

                                                                                        Kansas
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/03       5/31/02
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $  5,907,144  $  5,473,926
Net realized gain (loss) from investments                                          158,850        37,787
Net change in unrealized appreciation (depreciation) of investments              6,480,501     1,101,468
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      12,546,495     6,613,181
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                       (4,628,215)   (4,645,235)
  Class B                                                                         (452,354)     (371,187)
  Class C                                                                         (841,745)     (493,373)
  Class R                                                                          (67,888)      (89,675)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                       (5,990,202)   (5,599,470)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                23,090,960    27,853,495
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                2,915,310     2,495,684
----------------------------------------------------------------------------------------------------------
                                                                                26,006,270    30,349,179
Cost of shares redeemed                                                        (15,507,694)  (12,561,659)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              10,498,576    17,787,520
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           17,054,869    18,801,231
Net assets at the beginning of year                                            125,038,892   106,237,661
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $142,093,761  $125,038,892
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    (88,597) $    (16,519)
----------------------------------------------------------------------------------------------------------

                                                                                       Kentucky
                                                                              --------------------------
                                                                                 Year Ended     Year Ended
                                                                                    5/31/03        5/31/02
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                          $22,632,364  $ 22,779,661
Net realized gain (loss) from investments                                        2,114,527      2,566,122
Net change in unrealized appreciation (depreciation) of investments             16,859,562      2,087,059
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      41,606,453     27,432,842
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                      (20,028,647)   (20,222,418)
  Class B                                                                         (762,133)      (610,341)
  Class C                                                                       (1,946,364)    (1,661,723)
  Class R                                                                          (51,875)       (48,663)
From accumulated net realized gains from investment transactions:
  Class A                                                                         (289,143)            --
  Class B                                                                          (13,099)            --
  Class C                                                                          (32,628)            --
  Class R                                                                             (713)            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (23,124,602)   (22,543,145)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                50,759,048     37,218,281
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               11,151,301     11,016,189
----------------------------------------------------------------------------------------------------------
                                                                                61,910,349     48,234,470
Cost of shares redeemed                                                        (47,280,723)   (40,310,418)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              14,629,626      7,924,052
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           33,111,477     12,813,749
Net assets at the beginning of year                                            466,242,921    453,429,172
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $499,354,398   $466,242,921
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    208,962   $    263,445
----------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
50

                                                                                       Michigan
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/03       5/31/02
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 12,881,062  $ 13,426,608
Net realized gain (loss) from investments                                        2,802,585     2,047,892
Net change in unrealized appreciation (depreciation) of investments             11,764,886     2,539,436
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      27,448,533    18,013,936
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                       (9,642,292)  (10,328,225)
  Class B                                                                         (407,534)     (367,861)
  Class C                                                                       (1,748,339)   (1,597,244)
  Class R                                                                       (1,207,750)   (1,200,109)
From accumulated net realized gains from investment transactions:
  Class A                                                                         (124,373)     (482,823)
  Class B                                                                           (6,398)      (20,281)
  Class C                                                                          (26,125)      (84,723)
  Class R                                                                          (15,064)      (53,859)
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (13,177,875)  (14,135,125)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                23,926,058    22,785,790
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                4,784,615     5,013,073
----------------------------------------------------------------------------------------------------------
                                                                                28,710,673    27,798,863
Cost of shares redeemed                                                        (35,934,398)  (33,807,060)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              (7,223,725)   (6,008,197)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                            7,046,933    (2,129,386)
Net assets at the beginning of year                                            277,427,378   279,556,764
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $284,474,311  $277,427,378
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    140,194  $    403,051
----------------------------------------------------------------------------------------------------------

                                                                                       Missouri
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/03       5/31/02
---------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 11,659,089  $ 11,484,989
Net realized gain (loss) from investments                                          117,007        29,802
Net change in unrealized appreciation (depreciation) of investments             11,511,004     2,233,432
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      23,287,100    13,748,223
---------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                      (10,568,434)  (10,524,923)
  Class B                                                                         (431,777)     (364,677)
  Class C                                                                         (919,808)     (749,596)
  Class R                                                                          (25,536)      (25,949)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
---------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (11,945,555)  (11,665,145)
---------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                37,213,355    27,907,280
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                                5,035,402     4,748,824
---------------------------------------------------------------------------------------------------------
                                                                                42,248,757    32,656,104
Cost of shares redeemed                                                        (21,376,429)  (19,923,492)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              20,872,328    12,732,612
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           32,213,873    14,815,690
Net assets at the beginning of year                                            237,564,087   222,748,397
---------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $269,777,960  $237,564,087
---------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $   (334,393) $    (77,229)
---------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
51

                                                                                         Ohio
                                                                              --------------------------
                                                                                 Year Ended    Year Ended
                                                                                    5/31/03       5/31/02
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 28,122,835  $ 29,478,027
Net realized gain (loss) from investments                                        1,268,680    (2,454,590)
Net change in unrealized appreciation (depreciation) of investments             31,686,941     5,503,360
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      61,078,456    32,526,797
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                      (17,957,323)  (18,923,407)
  Class B                                                                         (993,978)     (900,852)
  Class C                                                                       (2,010,781)   (1,922,355)
  Class R                                                                       (7,473,631)   (7,575,179)
From accumulated net realized gains from investment transactions:
  Class A                                                                               --            --
  Class B                                                                               --            --
  Class C                                                                               --            --
  Class R                                                                               --            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (28,435,713)  (29,321,793)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                44,313,612    54,521,113
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               13,425,680    13,555,900
----------------------------------------------------------------------------------------------------------
                                                                                57,739,292    68,077,013
Cost of shares redeemed                                                        (65,962,814)  (69,367,991)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              (8,223,522)   (1,290,978)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           24,419,221     1,914,026
Net assets at the beginning of year                                            595,059,770   593,145,744
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $619,478,991  $595,059,770
----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    191,800  $    396,889
----------------------------------------------------------------------------------------------------------

                                                                                      Wisconsin
                                                                              ------------------------
                                                                                Year Ended   Year Ended
                                                                                   5/31/03      5/31/02
-------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                         $ 2,055,274  $ 1,944,798
Net realized gain (loss) from investments                                        (213,617)      79,096
Net change in unrealized appreciation (depreciation) of investments             2,623,140      602,216
-------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      4,464,797    2,626,110
-------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                                      (1,758,397)  (1,580,364)
  Class B                                                                        (197,486)    (177,210)
  Class C                                                                        (139,711)    (176,847)
  Class R                                                                          (5,832)      (3,685)
From accumulated net realized gains from investment transactions:
  Class A                                                                              --           --
  Class B                                                                              --           --
  Class C                                                                              --           --
  Class R                                                                              --           --
-------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                      (2,101,426)  (1,938,106)
-------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                7,418,035   13,041,410
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                               1,257,045    1,087,251
-------------------------------------------------------------------------------------------------------
                                                                                8,675,080   14,128,661
Cost of shares redeemed                                                        (6,808,683)  (6,818,562)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions              1,866,397    7,310,099
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                           4,229,768    7,998,103
Net assets at the beginning of year                                            48,802,231   40,804,128
-------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                 $53,031,999  $48,802,231
-------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end of year $    20,591  $    55,681
-------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
52

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Kansas Municipal Bond Fund ("Kansas"), Nuveen Kentucky Municipal Bond Fund ("Kentucky"), Nuveen Michigan Municipal Bond Fund ("Michigan"), Nuveen Missouri Municipal Bond Fund ("Missouri"), Nuveen Ohio Municipal Bond Fund ("Ohio") and Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2003, Ohio had an outstanding when-issued purchase commitment of $1,398,384. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2003, have been designated Exempt Interest Dividends.


----
53

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended May 31, 2003, Kentucky, Michigan and Ohio invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Kansas, Missouri and Wisconsin did not invest in any such securities during the fiscal year ended May 31, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
54

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Kansas
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,063,903  $ 11,127,933   1,214,623  $ 12,440,214
  Class B                                               261,424     2,722,034     350,408     3,558,864
  Class C                                               862,578     9,029,763   1,119,614    11,475,912
  Class R                                                20,017       211,230      36,648       378,505
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               213,938     2,232,298     206,556     2,118,130
  Class B                                                20,670       214,205      15,704       159,962
  Class C                                                44,657       466,919      21,047       215,767
  Class R                                                   180         1,888         177         1,825
--------------------------------------------------------------------------------------------------------
                                                      2,487,367    26,006,270   2,964,777    30,349,179
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,122,005)  (11,705,711)   (982,932)  (10,049,876)
  Class B                                               (87,869)     (908,480)    (42,259)     (430,436)
  Class C                                              (233,992)   (2,447,500)   (115,533)   (1,187,317)
  Class R                                               (42,271)     (446,003)    (86,395)     (894,030)
--------------------------------------------------------------------------------------------------------
                                                     (1,486,137)  (15,507,694) (1,227,119)  (12,561,659)
--------------------------------------------------------------------------------------------------------
Net increase                                          1,001,230  $ 10,498,576   1,737,658  $ 17,787,520
--------------------------------------------------------------------------------------------------------

                                                                          Kentucky
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,987,211  $ 33,128,568   2,312,067  $ 25,231,282
  Class B                                               429,304     4,755,279     428,624     4,666,171
  Class C                                             1,153,800    12,772,504     666,972     7,265,040
  Class R                                                 9,266       102,697       5,056        55,788
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               881,467     9,748,497     900,522     9,826,452
  Class B                                                36,069       399,076      27,706       302,277
  Class C                                                86,797       959,216      77,980       850,253
  Class R                                                 4,032        44,512       3,418        37,207
--------------------------------------------------------------------------------------------------------
                                                      5,587,946    61,910,349   4,422,345    48,234,470
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (3,595,606)  (39,730,221) (3,256,866)  (35,485,945)
  Class B                                              (135,981)   (1,503,715)   (118,604)   (1,289,915)
  Class C                                              (547,753)   (6,046,787)   (324,539)   (3,526,043)
  Class R                                                    --            --        (780)       (8,515)
--------------------------------------------------------------------------------------------------------
                                                     (4,279,340)  (47,280,723) (3,700,789)  (40,310,418)
--------------------------------------------------------------------------------------------------------
Net increase                                          1,308,606  $ 14,629,626     721,556  $  7,924,052
--------------------------------------------------------------------------------------------------------


----
55

                                                                            Michigan
                                                      ---------------------------------------------------
                                                              Year Ended                Year Ended
                                                               5/31/03                    5/31/02
                                                      -------------------------  ------------------------
                                                            Shares        Amount      Shares        Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                1,147,174  $ 13,590,360   1,158,899  $ 13,426,800
 Class B                                                  191,037     2,263,633     143,564     1,667,792
 Class C                                                  613,129     7,268,172     562,830     6,512,765
 Class R                                                   68,242       803,893     102,079     1,178,433

 Shares issued to shareholders due to reinvestment of
 distributions:
 Class A                                                  275,851     3,261,898     299,341     3,468,628
 Class B                                                   11,689       138,439      12,692       147,250
 Class C                                                   47,722       563,598      48,321       559,055
 Class R                                                   69,386       820,680      72,320       838,140
----------------------------------------------------------------------------------------------------------
                                                        2,424,230    28,710,673   2,400,046    27,798,863
----------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                               (2,403,385)  (28,411,154) (2,252,924)  (26,023,705)
 Class B                                                  (81,059)     (960,241)   (117,499)   (1,360,422)
 Class C                                                 (421,866)   (4,999,002)   (427,081)   (4,924,471)
 Class R                                                 (131,775)   (1,564,001)   (129,487)   (1,498,462)
----------------------------------------------------------------------------------------------------------
                                                       (3,038,085)  (35,934,398) (2,926,991)  (33,807,060)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                                  (613,855) $ (7,223,725)   (526,945) $ (6,008,197)
----------------------------------------------------------------------------------------------------------

                                                                            Missouri
                                                      ---------------------------------------------------
                                                              Year Ended                Year Ended
                                                               5/31/03                    5/31/02
                                                      -------------------------  ------------------------
                                                            Shares        Amount      Shares        Amount
----------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                                2,629,463  $ 28,861,715   1,511,164  $ 16,371,053
 Class B                                                  306,097     3,367,562     253,693     2,749,675
 Class C                                                  453,975     4,984,078     808,669     8,746,553
 Class R                                                       --            --       3,738        39,999
Shares issued to shareholders due to reinvestment
 of distributions:
 Class A                                                  413,086     4,534,618     401,119     4,345,559
 Class B                                                   17,952       197,082      14,336       155,288
 Class C                                                   27,386       300,388      22,732       246,063
 Class R                                                      302         3,314         177         1,914
----------------------------------------------------------------------------------------------------------
                                                        3,848,261    42,248,757   3,015,628    32,656,104
----------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                              (1,563,588)   (17,165,813) (1,613,059)  (17,438,485)
 Class B                                                (111,014)    (1,216,887)    (80,282)     (862,724)
 Class C                                                (272,997)    (2,993,729)   (149,727)   (1,612,283)
 Class R                                                       --            --        (928)      (10,000)
----------------------------------------------------------------------------------------------------------
                                                       (1,947,599)  (21,376,429) (1,843,996)  (19,923,492)
----------------------------------------------------------------------------------------------------------
Net increase                                            1,900,662  $ 20,872,328   1,171,632  $ 12,732,612
----------------------------------------------------------------------------------------------------------



----
56

                                                                            Ohio
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,388,290  $ 27,234,695   3,035,155  $ 33,967,857
  Class B                                               520,124     5,932,156     514,511     5,747,368
  Class C                                               619,754     7,076,225     805,256     8,996,874
  Class R                                               358,046     4,070,536     519,279     5,809,014
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               625,025     7,115,671     642,355     7,192,029
  Class B                                                30,778       350,186      27,677       309,569
  Class C                                                69,847       794,388      66,551       744,276
  Class R                                               454,082     5,165,435     474,500     5,310,026
--------------------------------------------------------------------------------------------------------
                                                      5,065,946    57,739,292   6,085,284    68,077,013
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (4,260,086)  (48,660,023) (4,396,949)  (49,138,338)
  Class B                                              (176,004)   (1,989,404)   (320,164)   (3,585,121)
  Class C                                              (388,410)   (4,420,801)   (569,965)   (6,355,839)
  Class R                                              (955,771)  (10,892,586)   (919,025)  (10,288,693)
--------------------------------------------------------------------------------------------------------
                                                     (5,780,271)  (65,962,814) (6,206,103)  (69,367,991)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (714,325) $ (8,223,522)   (120,819) $ (1,290,978)
--------------------------------------------------------------------------------------------------------

                                                                        Wisconsin
                                                     ----------------------------------------------
                                                           Year Ended              Year Ended
                                                            5/31/03                 5/31/02
                                                     ---------------------  -----------------------
                                                        Shares       Amount      Shares       Amount
----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             478,781  $ 4,961,350   1,001,935  $10,134,949
  Class B                                              73,841      769,287     142,538    1,439,120
  Class C                                             156,529    1,621,327     140,755    1,423,816
  Class R                                               6,385       66,071       4,260       43,525
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                             101,556    1,048,681      90,064      910,410
  Class B                                              11,032      114,246       8,971       90,959
  Class C                                               8,551       88,556       8,128       82,379
  Class R                                                 536        5,562         345        3,503
----------------------------------------------------------------------------------------------------
                                                      837,211    8,675,080   1,396,996   14,128,661
----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (559,306)  (5,764,985)   (229,152)  (2,306,280)
  Class B                                             (39,206)    (401,473)    (77,717)    (784,684)
  Class C                                             (62,106)    (642,225)   (366,968)  (3,726,380)
  Class R                                                  --           --        (121)      (1,218)
----------------------------------------------------------------------------------------------------
                                                     (660,618)  (6,808,683)   (673,958)  (6,818,562)
----------------------------------------------------------------------------------------------------
Net increase                                          176,593  $ 1,866,397     723,038  $ 7,310,099
----------------------------------------------------------------------------------------------------


----
57

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended May 31, 2003, were as follows:

                 Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
----------------------------------------------------------------------------------
Purchases   $23,711,619 $73,799,658 $27,136,879 $55,252,936 $73,590,137 $3,887,152
Sales and
 maturities  16,048,185  65,927,643  35,364,773  35,752,785  80,438,324  3,898,515
----------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2003, the cost of investments were as follows:

                          Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
------------------------------------------------------------------------------------------------
Cost of investments $128,973,462 $460,100,261 $254,774,692 $248,384,409 $558,180,856 $46,724,316
------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2003, were as follows:

                                                  Kansas      Kentucky       Michigan              Missouri          Ohio
--------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                              $11,284,978   $37,398,228    $28,581,932           $20,437,837   $59,092,263
  Depreciation                               (1,776,867)   (5,674,679)    (3,355,727)           (1,849,419)   (3,607,418)
--------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments  $ 9,508,111   $31,723,549    $25,226,205           $18,588,418   $55,489,845
--------------------------------------------------------------------------------------------------------------------------

                                             Wisconsin
------------------------------------------------------
Gross unrealized:
  Appreciation                             $4,498,088
  Depreciation                               (502,277)
------------------------------------------------------
Net unrealized appreciation on investments $3,995,811
------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2003, were as follows:

                                            Kansas   Kentucky   Michigan Missouri       Ohio Wisconsin
------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income       $398,280 $1,878,557 $  924,463 $596,029 $2,216,357  $183,133
Undistributed net ordinary income*              --     66,683     78,164      214      6,673     1,079
Undistributed net long-term capital gains       --  1,687,447  2,769,039       --         --        --
------------------------------------------------------------------------------------------------------

*Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2003 and May 31, 2002, was designated for purposes of the dividends paid deduction as follows:

2003                                                 Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
----------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income         $5,966,173 $22,742,904 $13,042,876 $11,944,635 $28,473,859 $2,099,102
Distributions from net ordinary income*                  --          --      16,718          --          --         --
Distributions from net long-term capital gains           --     335,583     155,242          --          --         --
----------------------------------------------------------------------------------------------------------------------

2002                                                 Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
----------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income         $5,559,994 $22,559,782 $13,554,778 $11,659,139 $29,405,893 $1,908,543
Distributions from net ordinary income*                  --          --          --          --          --         --
Distributions from net long-term capital gains           --          --     641,686          --          --         --
----------------------------------------------------------------------------------------------------------------------

*Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.


----
58

At May 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                         Kansas   Missouri       Ohio Wisconsin
                -----------------------------------------------
                2008 $  671,721 $  739,077 $       --  $ 19,279
                2009    424,368    691,893  1,144,274   649,372
                2010         --    204,566  2,454,590        --
                -----------------------------------------------
                     $1,096,089 $1,635,536 $3,598,864  $668,651
                -----------------------------------------------

Wisconsin has elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. Wisconsin has $224,981 of post-October losses that are treated as having arisen in the following fiscal year.

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Ohio in order to limit total expenses to .75% of the average daily net assets, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the fiscal year ended May 31, 2003, Nuveen Investments, LLC (the "Distributor") (formerly, Nuveen Investments), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                         Kansas Kentucky Michigan Missouri     Ohio Wisconsin
---------------------------------------------------------------------------------------------
Sales charges collected (unaudited)    $260,669 $911,873 $264,858 $496,290 $481,489  $156,632
Paid to authorized dealers (unaudited)  249,641  827,146  233,229  496,290  441,511   138,572
---------------------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                  Kansas Kentucky Michigan Missouri     Ohio Wisconsin
--------------------------------------------------------------------------------------
Commission advances (unaudited) $236,373 $326,704 $159,593 $324,960 $289,596   $47,969
--------------------------------------------------------------------------------------


----
59

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2003, the Distributor retained such 12b-1 fees as follows:

                                  Kansas Kentucky Michigan Missouri     Ohio Wisconsin
--------------------------------------------------------------------------------------
12b-1 fees retained (unaudited) $173,353 $194,435 $145,568 $141,268 $252,118   $54,105
--------------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2003, as follows:

                            Kansas Kentucky Michigan Missouri    Ohio Wisconsin
 ------------------------------------------------------------------------------
 CDSC retained (unaudited) $29,924  $44,019  $22,434  $23,758 $74,386   $30,010
 ------------------------------------------------------------------------------

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2003, to shareholders of record on June 9, 2003, as follows:

                    Kansas  Kentucky Michigan Missouri   Ohio  Wisconsin
         ---------------------------------------------------------------
         Dividend
          per
          share:
          Class A   $.0395    $.0445   $.0465   $.0415 $.0450     $.0370
          Class B    .0330     .0375    .0390    .0345  .0380      .0310
          Class C    .0350     .0395    .0410    .0360  .0400      .0325
          Class R    .0415     .0460    .0485    .0430  .0470      .0390
         ---------------------------------------------------------------


----
60

Financial Highlights

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations       Less Distributions
                                                  ---------------------------  ----------------------


KANSAS


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                 Ending
                                              Net   Invest-       ment         Invest-                    Net
                                            Asset      ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Class A (1/92)
 2003                                      $10.25      $.48      $ .52  $1.00    $(.48)     $-- $(.48) $10.77     10.03%
 2002                                       10.16       .50        .10    .60     (.51)      --  (.51)  10.25      6.06
 2001                                        9.54       .51        .62   1.13     (.51)      --  (.51)  10.16     12.02
 2000                                       10.49       .50       (.96)  (.46)    (.49)      --  (.49)   9.54     (4.38)
 1999                                       10.60       .51       (.11)   .40     (.51)      --  (.51)  10.49      3.81
Class B (2/97)
 2003                                       10.18       .40        .52    .92     (.41)      --  (.41)  10.69      9.18
 2002                                       10.09       .42        .11    .53     (.44)      --  (.44)  10.18      5.30
 2001                                        9.48       .44        .61   1.05     (.44)      --  (.44)  10.09     11.17
 2000                                       10.43       .42       (.95)  (.53)    (.42)      --  (.42)   9.48     (5.14)
 1999                                       10.54       .43       (.11)   .32     (.43)      --  (.43)  10.43      3.07
Class C (2/97)
 2003                                       10.27       .42        .52    .94     (.43)      --  (.43)  10.78      9.35
 2002                                       10.17       .44        .12    .56     (.46)      --  (.46)  10.27      5.60
 2001                                        9.56       .46        .61   1.07     (.46)      --  (.46)  10.17     11.29
 2000                                       10.51       .45       (.96)  (.51)    (.44)      --  (.44)   9.56     (4.89)
 1999                                       10.63       .45       (.11)   .34     (.46)      --  (.46)  10.51      3.18
Class R (2/97)
 2003                                       10.30       .50        .53   1.03     (.51)      --  (.51)  10.82     10.23
 2002                                       10.20       .53        .11    .64     (.54)      --  (.54)  10.30      6.38
 2001                                        9.59       .54        .60   1.14     (.53)      --  (.53)  10.20     12.12
 2000                                       10.55       .52       (.96)  (.44)    (.52)      --  (.52)   9.59     (4.22)
 1999                                       10.66       .54       (.11)   .43     (.54)      --  (.54)  10.55      4.06
-------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(c)   Reimbursement(d)
KANSAS                                           -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Class A (1/92)
 2003                                   $102,938      .88%    4.57%      .88%    4.57%      .87%    4.58%        12%
 2002                                     96,411      .90     4.90       .90     4.90       .89     4.91         17
 2001                                     91,062      .90     5.13       .90     5.13       .89     5.14         18
 2000                                     86,460     1.01     5.04      1.01     5.05      1.00     5.06         54
 1999                                    113,140      .90     4.63       .76     4.78       .75     4.78         27
Class B (2/97)
 2003                                     12,797     1.63     3.81      1.63     3.81      1.62     3.82         12
 2002                                     10,210     1.65     4.13      1.65     4.13      1.64     4.15         17
 2001                                      6,851     1.65     4.38      1.65     4.38      1.64     4.39         18
 2000                                      5,361     1.77     4.31      1.77     4.31      1.76     4.32         54
 1999                                      6,497     1.65     3.89      1.51     4.03      1.51     4.03         27
Class C (2/97)
 2003                                     25,049     1.43     4.01      1.43     4.01      1.42     4.02         12
 2002                                     16,943     1.44     4.31      1.44     4.31      1.43     4.32         17
 2001                                      6,359     1.45     4.58      1.45     4.58      1.44     4.59         18
 2000                                      5,633     1.57     4.51      1.56     4.51      1.56     4.52         54
 1999                                      6,171     1.45     4.10      1.32     4.23      1.32     4.23         27
Class R (2/97)
 2003                                      1,310      .68     4.77       .68     4.77       .67     4.78         12
 2002                                      1,475      .70     5.12       .70     5.12       .69     5.13         17
 2001                                      1,967      .69     5.33       .69     5.33       .68     5.34         18
 2000                                      1,360      .85     5.32       .85     5.32       .84     5.33         54
 1999                                        679      .70     4.87       .59     4.97       .59     4.97         27
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
61

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


KENTUCKY


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2003                                      $10.92      $.53      $ .44  $ .97    $(.53)   $(.01) $(.54) $11.35      9.03%
 2002                                       10.80       .54        .12    .66     (.54)      --   (.54)  10.92      6.22
 2001                                       10.30       .55        .50   1.05     (.55)      --   (.55)  10.80     10.40
 2000                                       11.22       .55       (.92)  (.37)    (.55)      --   (.55)  10.30     (3.27)
 1999                                       11.39       .56       (.15)   .41     (.56)    (.02)  (.58)  11.22      3.66
Class B (2/97)
 2003                                       10.92       .45        .44    .89     (.45)    (.01)  (.46)  11.35      8.21
 2002                                       10.80       .46        .12    .58     (.46)      --   (.46)  10.92      5.42
 2001                                       10.30       .47        .51    .98     (.48)      --   (.48)  10.80      9.60
 2000                                       11.22       .47       (.92)  (.45)    (.47)      --   (.47)  10.30     (3.99)
 1999                                       11.39       .48       (.15)   .33     (.48)    (.02)  (.50)  11.22      2.90
Class C (10/93)
 2003                                       10.91       .47        .44    .91     (.47)    (.01)  (.48)  11.34      8.45
 2002                                       10.79       .48        .12    .60     (.48)      --   (.48)  10.91      5.64
 2001                                       10.29       .49        .50    .99     (.49)      --   (.49)  10.79      9.80
 2000                                       11.21       .50       (.93)  (.43)    (.49)      --   (.49)  10.29     (3.82)
 1999                                       11.38       .50       (.15)   .35     (.50)    (.02)  (.52)  11.21      3.12
Class R (2/97)
 2003                                       10.90       .55        .44    .99     (.55)    (.01)  (.56)  11.33      9.23
 2002                                       10.78       .57        .11    .68     (.56)      --   (.56)  10.90      6.40
 2001                                       10.27       .57        .51   1.08     (.57)      --   (.57)  10.78     10.72
 2000                                       11.20       .57       (.93)  (.36)    (.57)      --   (.57)  10.27     (3.18)
 1999                                       11.37       .58       (.15)   .43     (.58)    (.02)  (.60)  11.20      3.89
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                             Before Credit/         After          After Credit/
                                                             Reimbursement     Reimbursement(c)   Reimbursement(d)
KENTUCKY                                                   -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2003                                   $426,782      .84%    4.79%      .84%    4.79%      .83%    4.79%        14%
 2002                                    407,706      .85     4.99       .85     4.99       .84     5.00         14
 2001                                    403,793      .87     5.11       .87     5.11       .85     5.13         14
 2000                                    394,048      .96     5.23       .96     5.23       .96     5.23          7
 1999                                    467,127      .84     4.88       .82     4.90       .82     4.90         10
Class B (2/97)
 2003                                     21,206     1.59     4.04      1.59     4.04      1.58     4.04         14
 2002                                     16,808     1.59     4.24      1.59     4.24      1.58     4.25         14
 2001                                     12,977     1.62     4.36      1.62     4.36      1.60     4.38         14
 2000                                     10,148     1.72     4.48      1.72     4.48      1.72     4.48          7
 1999                                      9,923     1.59     4.13      1.57     4.15      1.56     4.16         10
Class C (10/93)
 2003                                     50,194     1.39     4.24      1.39     4.24      1.38     4.24         14
 2002                                     40,746     1.40     4.44      1.40     4.44      1.39     4.45         14
 2001                                     35,770     1.42     4.56      1.42     4.56      1.40     4.58         14
 2000                                     31,078     1.51     4.68      1.51     4.68      1.51     4.68          7
 1999                                     37,246     1.39     4.33      1.37     4.36      1.37     4.36         10
Class R (2/97)
 2003                                      1,172      .64     4.99       .64     4.99       .63     4.99         14
 2002                                        983      .65     5.19       .65     5.19       .64     5.20         14
 2001                                        889      .67     5.31       .67     5.31       .65     5.33         14
 2000                                        842      .77     5.43       .77     5.43       .77     5.43          7
 1999                                        839      .64     5.08       .62     5.10       .62     5.11         10
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
62

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


MICHIGAN


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2003                                      $11.55      $.55     $  .63  $1.18    $(.56)   $(.01) $(.57) $12.16     10.40%
 2002                                       11.39       .56        .20    .76     (.57)    (.03)  (.60)  11.55      6.70
 2001                                       10.75       .58        .63   1.21     (.57)      --   (.57)  11.39     11.45
 2000                                       11.83       .58      (1.03)  (.45)    (.58)    (.05)  (.63)  10.75     (3.80)
 1999                                       12.07       .60       (.18)   .42     (.60)    (.06)  (.66)  11.83      3.45
Class B (2/97)
 2003                                       11.57       .46        .63   1.09     (.47)    (.01)  (.48)  12.18      9.56
 2002                                       11.41       .48        .19    .67     (.48)    (.03)  (.51)  11.57      5.88
 2001                                       10.77       .50        .63   1.13     (.49)      --   (.49)  11.41     10.61
 2000                                       11.85       .50      (1.03)  (.53)    (.50)    (.05)  (.55)  10.77     (4.52)
 1999                                       12.09       .51       (.18)   .33     (.51)    (.06)  (.57)  11.85      2.69
Class C (6/93)
 2003                                       11.54       .49        .61   1.10     (.49)    (.01)  (.50)  12.14      9.71
 2002                                       11.38       .50        .19    .69     (.50)    (.03)  (.53)  11.54      6.11
 2001                                       10.74       .52        .63   1.15     (.51)      --   (.51)  11.38     10.84
 2000                                       11.82       .52      (1.03)  (.51)    (.52)    (.05)  (.57)  10.74     (4.35)
 1999                                       12.06       .53       (.18)   .35     (.53)    (.06)  (.59)  11.82      2.90
Class R (2/97)
 2003                                       11.56       .58        .61   1.19     (.58)    (.01)  (.59)  12.16     10.53
 2002                                       11.39       .59        .20    .79     (.59)    (.03)  (.62)  11.56      6.99
 2001                                       10.75       .60        .63   1.23     (.59)      --   (.59)  11.39     11.63
 2000                                       11.83       .60      (1.03)  (.43)    (.60)    (.05)  (.65)  10.75     (3.62)
 1999                                       12.07       .62       (.18)   .44     (.62)    (.06)  (.68)  11.83      3.66
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(c)   Reimbursement(d)
MICHIGAN                                         -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2003                                   $204,652      .86%    4.67%      .86%    4.67%      .86%    4.67%        10%
 2002                                    205,808      .87     4.86       .87     4.86       .87     4.86         19
 2001                                    211,992      .87     5.15       .87     5.15       .86     5.16         11
 2000                                    208,290      .97     5.22       .97     5.22       .96     5.22         28
 1999                                    260,396      .84     4.94       .84     4.94       .84     4.94         18
Class B (2/97)
 2003                                     11,179     1.61     3.91      1.61     3.91      1.61     3.92         10
 2002                                      9,214     1.62     4.11      1.62     4.11      1.62     4.11         19
 2001                                      8,642     1.62     4.40      1.62     4.40      1.61     4.41         11
 2000                                      7,741     1.73     4.48      1.73     4.48      1.72     4.49         28
 1999                                      7,733     1.60     4.20      1.60     4.20      1.60     4.20         18
Class C (6/93)
 2003                                     43,693     1.41     4.12      1.41     4.12      1.41     4.12         10
 2002                                     38,763     1.42     4.31      1.42     4.31      1.42     4.31         19
 2001                                     36,123     1.42     4.60      1.42     4.60      1.41     4.61         11
 2000                                     35,678     1.51     4.66      1.51     4.66      1.50     4.67         28
 1999                                     48,946     1.39     4.39      1.39     4.39      1.39     4.39         18
Class R (2/97)
 2003                                     24,951      .66     4.87       .66     4.87       .66     4.87         10
 2002                                     23,643      .67     5.06       .67     5.06       .67     5.06         19
 2001                                     22,799      .67     5.35       .67     5.35       .66     5.36         11
 2000                                     22,035      .77     5.42       .77     5.42       .76     5.43         28
 1999                                     26,310      .64     5.14       .64     5.14       .64     5.14         18
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
63

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


MISSOURI


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (8/87)
 2003                                      $10.81      $.51      $ .51  $1.02    $(.53)   $  --  $(.53) $11.30      9.63%
 2002                                       10.71       .54        .11    .65     (.55)      --   (.55)  10.81      6.20
 2001                                       10.18       .56        .53   1.09     (.56)      --   (.56)  10.71     10.93
 2000                                       11.12       .55       (.93)  (.38)    (.55)    (.01)  (.56)  10.18     (3.47)
 1999                                       11.23       .55       (.11)   .44     (.55)      --   (.55)  11.12      3.95
Class B (2/97)
 2003                                       10.81       .43        .50    .93     (.44)      --   (.44)  11.30      8.80
 2002                                       10.71       .46        .11    .57     (.47)      --   (.47)  10.81      5.38
 2001                                       10.18       .48        .53   1.01     (.48)      --   (.48)  10.71     10.10
 2000                                       11.11       .47       (.93)  (.46)    (.46)    (.01)  (.47)  10.18     (4.13)
 1999                                       11.23       .47       (.12)   .35     (.47)      --   (.47)  11.11      3.09
Class C (2/94)
 2003                                       10.81       .45        .49    .94     (.46)      --   (.46)  11.29      8.93
 2002                                       10.70       .48        .12    .60     (.49)      --   (.49)  10.81      5.72
 2001                                       10.17       .50        .53   1.03     (.50)      --   (.50)  10.70     10.31
 2000                                       11.11       .49       (.93)  (.44)    (.49)    (.01)  (.50)  10.17     (4.03)
 1999                                       11.23       .49       (.12)   .37     (.49)      --   (.49)  11.11      3.31
Class R (2/97)
 2003                                       10.82       .53        .50   1.03     (.54)      --   (.54)  11.31      9.80
 2002                                       10.71       .57        .11    .68     (.57)      --   (.57)  10.82      6.47
 2001                                       10.18       .58        .53   1.11     (.58)      --   (.58)  10.71     11.11
 2000                                       11.12       .57       (.93)  (.36)    (.57)    (.01)  (.58)  10.18     (3.29)
 1999                                       11.23       .58       (.12)   .46     (.57)      --   (.57)  11.12      4.17
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                             Before Credit/         After          After Credit/
                                                             Reimbursement     Reimbursement(c)   Reimbursement(d)
MISSOURI                                                   -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (8/87)
 2003                                   $233,996      .86%    4.65%      .86%    4.65%      .85%    4.66%        14%
 2002                                    207,890      .87     5.02       .87     5.02       .86     5.03         13
 2001                                    202,698      .87     5.31       .87     5.31       .87     5.31         13
 2000                                    194,271      .96     5.25       .96     5.25       .95     5.26         21
 1999                                    238,498      .86     4.87       .86     4.87       .86     4.87         12
Class B (2/97)
 2003                                     11,912     1.61     3.90      1.61     3.90      1.60     3.91         14
 2002                                      9,091     1.62     4.27      1.62     4.27      1.61     4.27         13
 2001                                      6,991     1.62     4.55      1.62     4.55      1.61     4.56         13
 2000                                      5,165     1.71     4.51      1.71     4.51      1.70     4.52         21
 1999                                      5,286     1.61     4.12      1.61     4.13      1.61     4.13         12
Class C (2/94)
 2003                                     23,336     1.41     4.10      1.41     4.10      1.40     4.11         14
 2002                                     20,076     1.41     4.46      1.41     4.46      1.41     4.47         13
 2001                                     12,589     1.42     4.76      1.42     4.76      1.42     4.76         13
 2000                                     10,229     1.50     4.69      1.50     4.69      1.49     4.70         21
 1999                                     13,444     1.41     4.32      1.41     4.32      1.41     4.32         12
Class R (2/97)
 2003                                        534      .66     4.86       .66     4.86       .65     4.86         14
 2002                                        507      .67     5.22       .67     5.22       .66     5.23         13
 2001                                        470      .67     5.51       .67     5.51       .67     5.51         13
 2000                                        442      .77     5.47       .77     5.47       .76     5.48         21
 1999                                        393      .66     5.07       .65     5.08       .65     5.08         12
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
64

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


OHIO


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
Year Ended                                  Asset      ment       Gain            ment  Capital          Asset     Total
May 31,                                     Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2003                                      $11.16      $.54      $ .62  $1.16    $(.54)   $  --  $(.54) $11.78     10.65%
 2002                                       11.10       .55        .06    .61     (.55)      --   (.55)  11.16      5.57
 2001                                       10.62       .57        .48   1.05     (.57)      --   (.57)  11.10     10.05
 2000                                       11.57       .57       (.93)  (.36)    (.57)    (.02)  (.59)  10.62     (3.18)
 1999                                       11.74       .58       (.13)   .45     (.58)    (.04)  (.62)  11.57      3.92
Class B (2/97)
 2003                                       11.15       .45        .63   1.08     (.46)      --   (.46)  11.77      9.85
 2002                                       11.09       .47        .05    .52     (.46)      --   (.46)  11.15      4.79
 2001                                       10.62       .48        .48    .96     (.49)      --   (.49)  11.09      9.16
 2000                                       11.56       .49       (.93)  (.44)    (.48)    (.02)  (.50)  10.62     (3.82)
 1999                                       11.73       .49       (.12)   .37     (.50)    (.04)  (.54)  11.56      3.18
Class C (8/93)
 2003                                       11.15       .47        .62   1.09     (.48)      --   (.48)  11.76      9.99
 2002                                       11.09       .49        .06    .55     (.49)      --   (.49)  11.15      5.01
 2001                                       10.61       .51        .48    .99     (.51)      --   (.51)  11.09      9.46
 2000                                       11.56       .51       (.93)  (.42)    (.51)    (.02)  (.53)  10.61     (3.71)
 1999                                       11.73       .52       (.13)   .39     (.52)    (.04)  (.56)  11.56      3.39
Class R (2/97)
 2003                                       11.15       .56        .62   1.18     (.56)      --   (.56)  11.77     10.89
 2002                                       11.09       .57        .06    .63     (.57)      --   (.57)  11.15      5.80
 2001                                       10.62       .59        .48   1.07     (.60)      --   (.60)  11.09     10.19
 2000                                       11.57       .60       (.94)  (.34)    (.59)    (.02)  (.61)  10.62     (2.97)
 1999                                       11.73       .60       (.12)   .48     (.60)    (.04)  (.64)  11.57      4.22
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(c)   Reimbursement(d)
OHIO                                             -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended                                Assets      Net      Net       Net      Net       Net      Net   Turnover
May 31,                                    (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2003                                   $385,619      .87%    4.69%      .87%    4.69%      .87%    4.69%        12%
 2002                                    379,342      .86     4.93       .86     4.93       .86     4.93         21
 2001                                    385,226      .86     5.13       .86     5.13       .85     5.13         12
 2000                                    389,898      .90     5.25       .90     5.25       .89     5.25         11
 1999                                    471,075      .85     4.94       .85     4.94       .85     4.94         11
Class B (2/97)
 2003                                     28,080     1.62     3.94      1.62     3.94      1.61     3.94         12
 2002                                     22,433     1.61     4.17      1.61     4.17      1.61     4.18         21
 2001                                     19,846     1.61     4.37      1.61     4.37      1.60     4.37         12
 2000                                     14,970     1.65     4.51      1.65     4.51      1.64     4.52         11
 1999                                     14,494     1.61     4.20      1.61     4.20      1.61     4.20         11
Class C (8/93)
 2003                                     50,999     1.42     4.14      1.42     4.14      1.41     4.14         12
 2002                                     44,984     1.41     4.37      1.41     4.37      1.41     4.38         21
 2001                                     41,396     1.41     4.57      1.41     4.57      1.40     4.58         12
 2000                                     41,220     1.45     4.69      1.45     4.69      1.44     4.70         11
 1999                                     50,889     1.40     4.39      1.40     4.39      1.40     4.39         11
Class R (2/97)
 2003                                    154,781      .67     4.89       .67     4.89       .67     4.89         12
 2002                                    148,302      .66     5.12       .66     5.12       .66     5.13         21
 2001                                    146,678      .66     5.32       .66     5.32       .65     5.33         12
 2000                                    142,031      .70     5.45       .70     5.45       .69     5.46         11
 1999                                    161,491      .65     5.14       .65     5.14       .65     5.14         11
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
65

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations       Less Distributions
                                                  ---------------------------  ----------------------


WISCONSIN


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                 Ending
                                              Net   Invest-       ment         Invest-                    Net
                                            Asset      ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
-------------------------------------------------------------------------------------------------------------------------
Class A (6/94)
 2003                                      $10.14      $.43      $ .49  $ .92    $(.44)  $  --  $(.44) $10.62      9.41%
 2002                                        9.97       .44        .17    .61     (.44)     --   (.44)  10.14      6.26
 2001                                        9.24       .45        .72   1.17     (.44)     --   (.44)   9.97     12.84
 2000                                       10.20       .44       (.95)  (.51)    (.44)   (.01)  (.45)   9.24     (5.04)
 1999                                       10.28       .47       (.08)   .39     (.47)     --   (.47)  10.20      3.83
Class B (2/97)
 2003                                       10.17       .36        .49    .85     (.37)     --   (.37)  10.65      8.53
 2002                                       10.00       .37        .17    .54     (.37)     --   (.37)  10.17      5.49
 2001                                        9.27       .38        .72   1.10     (.37)     --   (.37)  10.00     11.98
 2000                                       10.23       .37       (.95)  (.58)    (.37)   (.01)  (.38)   9.27     (5.75)
 1999                                       10.31       .39       (.08)   .31     (.39)     --   (.39)  10.23      3.05
Class C (2/97)
 2003                                       10.16       .38        .50    .88     (.39)     --   (.39)  10.65      8.83
 2002                                       10.00       .39        .16    .55     (.39)     --   (.39)  10.16      5.58
 2001                                        9.26       .40        .73   1.13     (.39)     --   (.39)  10.00     12.31
 2000                                       10.22       .39       (.95)  (.56)    (.39)   (.01)  (.40)   9.26     (5.56)
 1999                                       10.30       .41       (.07)   .34     (.42)     --   (.42)  10.22      3.29
Class R (2/97)
 2003                                       10.18       .46        .50    .96     (.47)     --   (.47)  10.67      9.62
 2002                                       10.02       .47        .16    .63     (.47)     --   (.47)  10.18      6.36
 2001                                        9.28       .47        .73   1.20     (.46)     --   (.46)  10.02     13.10
 2000                                       10.23       .46       (.94)  (.48)    (.46)   (.01)  (.47)   9.28     (4.73)
 1999                                       10.31       .49       (.08)   .41     (.49)     --   (.49)  10.23      4.04
-------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                        --------------------------------------------------------------------------
                                                            Before Credit/         After          After Credit/
                                                            Reimbursement     Reimbursement(c)   Reimbursement(d)
WISCONSIN                                                 -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                        (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (6/94)
 2003                                   $42,360      .93%    4.19%      .93%    4.19%      .91%    4.20%         8%
 2002                                    40,199      .93     4.39       .93     4.39       .92     4.40         19
 2001                                    30,944      .97     4.59       .97     4.59       .95     4.61         16
 2000                                    30,146     1.14     4.50      1.02     4.62      1.01     4.63         26
 1999                                    29,217     1.16     4.05       .68     4.53       .68     4.53          9
Class B (2/97)
 2003                                     5,960     1.67     3.44      1.67     3.44      1.66     3.45          8
 2002                                     5,224     1.68     3.65      1.68     3.65      1.67     3.66         19
 2001                                     4,401     1.72     3.84      1.72     3.84      1.70     3.86         16
 2000                                     3,977     1.89     3.75      1.76     3.87      1.75     3.88         26
 1999                                     3,795     1.91     3.30      1.43     3.78      1.43     3.79          9
Class C (2/97)
 2003                                     4,536     1.47     3.64      1.47     3.64      1.45     3.65          8
 2002                                     3,282     1.51     3.85      1.51     3.85      1.49     3.86         19
 2001                                     5,408     1.52     4.04      1.52     4.04      1.50     4.05         16
 2000                                     4,366     1.69     3.95      1.57     4.07      1.56     4.08         26
 1999                                     3,457     1.71     3.51      1.23     3.99      1.23     3.99          9
Class R (2/97)
 2003                                       176      .72     4.39       .72     4.39       .70     4.41          8
 2002                                        97      .73     4.60       .73     4.60       .72     4.62         19
 2001                                        51      .77     4.79       .77     4.79       .75     4.80         16
 2000                                        45      .92     4.67       .79     4.81       .78     4.82         26
 1999                                       107      .96     4.26       .48     4.73       .48     4.74          9
-------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
66

Report of Independent Auditors


To the Board of Trustees and Shareholders of Nuveen Multistate Trust IV:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund (constituting the Nuveen Multistate Trust IV, hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those statements in their report dated July 11, 2001.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 24, 2003


----
67

                                     Notes

--------------------------------------------------------------------------------
68

                                     Notes

--------------------------------------------------------------------------------
69

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Fund, including general supervision of the duties performed for the Fund under the management agreement between Nuveen Advisory and the Fund, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at seven. None of the trustees who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                         Number of
                                                                                                       Portfolios in
Name,                       Position(s)      Year First  Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or  Including other Directorships                  Overseen by
and Address                 the Fund        Appointed(2) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


--------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994     Chairman and Director (since 1996) of Nuveen       140
3/28/49                     Board and                    Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive         Trustee                      LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                        (since 1996) of Nuveen Advisory Corp. and
                                                         Nuveen Institutional Advisory Corp.;
                                                         Chairman and Director (since 1997) of Nuveen
                                                         Asset Management, Inc.; Director (since
                                                         1996) of Institutional Capital Corporation;
                                                         Chairman and Director (since 1999) of
                                                         Rittenhouse Asset Management, Inc.; Chairman
                                                         of Nuveen Investments Advisers Inc. (since
                                                         2002).

Trustees who are not interested persons of the Funds:


--------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee             1997     Private Investor and Management Consultant.        122
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993     Retired (August 1989) as Senior Vice               122
7/29/34                                                  President of The Northern Trust Company;
333 W. Wacker Drive                                      Director of the United Way of Highland
Chicago, IL 60606                                        Park-Highwood (since 2002).


--------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee             1994     Retired, formerly, Executive Director (since       122
1/26/33                                                  1998) of Manitoga/The Russel Wright Design
333 W. Wacker Drive                                      Center; prior thereto, President and Chief
Chicago, IL 60606                                        Executive Officer of Blanton-Peale Institute
                                                         (since 1990); prior thereto, Vice President,
                                                         Metropolitan Life Insurance Co.


--------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee             1991     Adjunct Professor of Business and Economics,       122
4/3/33                                                   University of Dubuque, Iowa; formerly
333 W. Wacker Drive                                      (1991-2000) Adjunct Professor, Lake Forest
Chicago, IL 60606                                        Graduate School of Management, Lake Forest,
                                                         Illinois; prior thereto, Executive Director,
                                                         Towers Perrin Australia, a management
                                                         consulting firm; Chartered Financial
                                                         Analyst; Certified Management Consultant;
                                                         Director, Executive Service Corps of
                                                         Chicago, a not-for-profit organization.


--------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee             1997     Senior Partner and Chief Operating Officer,        122
9/24/44                                                  Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                      Miller-Valentine Realty, a development and
Chicago, IL 60606                                        contract company; Chair, Miami Valley
                                                         Hospital; Chair, Miami Valley Economic
                                                         Development Coalition; formerly, Member,
                                                         Community Advisory Board, National City
                                                         Bank, Dayton, Ohio and Business Advisory
                                                         Council, Cleveland Federal Reserve Bank.


--------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee             1997     Executive Director, Gaylord and Dorothy            122
12/29/47                                                 Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                      thereto, Executive Director, Great Lakes
Chicago, IL 60606                                        Protection Fund (from 1990 to 1994).

----
70

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman  Chief                  1988     Managing Director (since 2002), Assistant          140
9/9/56                Administrative                  Secretary and Associate General Counsel,
333 W. Wacker Drive   Officer                         formerly, Vice President and Assistant
Chicago, IL 60606                                     General Counsel of Nuveen Investments, LLC;
                                                      Managing Director (since 2002), General
                                                      Counsel and Assistant Secretary, formerly,
                                                      Vice President of Nuveen Advisory Corp. and
                                                      Nuveen Institutional Advisory Corp.;
                                                      Managing Director (since 2002), Assistant
                                                      Secretary and Associate General Counsel,
                                                      formerly, Vice President (since 2000), of
                                                      Nuveen Asset Management, Inc.; Assistant
                                                      Secretary of Nuveen Investments, Inc. (since
                                                      1994); Assistant Secretary of NWQ Investment
                                                      Management Company, LLC (since 2002); Vice
                                                      President and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General Counsel
                                                      and Assistant Secretary of Rittenhouse Asset
                                                      Management, Inc. (since May 2003); Chartered
                                                      Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President and     2000     Vice President (since 2002), formerly,             140
2/3/66                Assistant                       Assistant Vice President (since 2000),
333 W. Wacker Drive   Secretary                       previously, Associate of Nuveen Investments,
Chicago, IL 60606                                     LLC.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         1999     Vice President (since 2002), formerly,             134
11/10/66                                              Assistant Vice President (since 1997), of
333 W. Wacker Drive                                   Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                     portfolio manager of Flagship Financial
                                                      Inc.; Chartered Financial Analyst and
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments, LLC          140
11/28/67              Treasurer                       (since 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (since 1997); Vice President and
Chicago, IL 60606                                     Treasurer of Nuveen Investments, Inc. (since
                                                      1999); Vice President and Treasurer of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp (since 1999);
                                                      Vice President and Treasurer of Nuveen Asset
                                                      Management, Inc. (since 2002) and of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Assistant Treasurer of NWQ Investment
                                                      Management Company, LLC (since 2002);
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            140
9/8/54                                                (since 2001); previously, Vice President of
333 W. Wacker Drive                                   Van Kampen Investment Advisory Corp. (since
Chicago, IL 60606                                     1998); Vice President of Nuveen
                                                      Institutional Advisory Corp. (since 2002);
                                                      prior thereto, Assistant Vice President of
                                                      Van Kampen Investment Advisory Corp. (since
                                                      1994).


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President and     2000     Vice President (since 2002) and Assistant          140
9/24/64               Secretary                       General Counsel (since 1998); formerly,
333 W. Wacker Drive                                   Assistant Vice President (since 1998) of
Chicago, IL 60606                                     Nuveen Investments, LLC; Vice President
                                                      (since 2002) and Assistant Secretary (since
                                                      1998), formerly Assistant Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments, LLC;         140
10/24/45                                              Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director (since 2002) of Nuveen           140
3/2/64                                                Investments, LLC; Managing Director (since
333 W. Wacker Drive                                   2001), formerly Vice President of Nuveen
Chicago, IL 60606                                     Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp. (since 1995); Managing
                                                      Director of Nuveen Asset Management, Inc.
                                                      (since 2001); Vice President of Nuveen
                                                      Investment Advisers Inc. (since 2002);
                                                      Chartered Financial Analyst.

----
71

================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------
Stephen D. Foy          Vice President and     1998     Vice President (since 1993) and Funds              140
5/31/54                 Controller                      Controller (since 1998) of Nuveen
333 W. Wacker Drive                                     Investments, LLC and Vice President and
Chicago, IL 60606                                       Funds Controller (since 1998) of Nuveen
                                                        Investments, Inc.; Certified Public
                                                        Accountant.


-------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell       Vice President         1988     Vice President of Nuveen Advisory Corp.;           134
7/5/55                                                  Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Richard A. Huber        Vice President         1997     Vice President of Nuveen Institutional             134
3/26/63                                                 Advisory Corp. (since 1998) and Nuveen
333 W. Wacker Drive                                     Advisory Corp. (since 1997); prior
Chicago, IL 60606                                       thereto, Vice President and Portfolio
                                                        Manager of Flagship Financial, Inc.


-------------------------------------------------------------------------------------------------------------------
Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            134
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since 2000) of Nuveen              140
3/22/63                                                 Investments, LLC, previously Assistant Vice
333 W. Wacker Drive                                     President (since 1999); prior thereto,
Chicago, IL 60606                                       Associate of Nuveen Investments, LLC;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           140
8/27/61                                                 Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments, LLC.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1988     Vice President, Assistant Secretary and            140
7/27/51                 Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments, LLC; Vice President and
Chicago, IL 60606                                       Assistant Secretary of Nuveen Advisory Corp.
                                                        and Nuveen Institutional Advisory Corp.;
                                                        Assistant Secretary of Nuveen Investments,
                                                        Inc. and (since 1997) Nuveen Asset
                                                        Management, Inc.; Vice President (since
                                                        2000), Assistant Secretary and Assistant
                                                        General Counsel (since 1998) of Rittenhouse
                                                        Asset Management, Inc.; Vice President and
                                                        Assistant Secretary of Nuveen Investments
                                                        Advisers Inc. (since 2002); Assistant
                                                        Secretary of NWQ Investment Management
                                                        Company, LLC (since 2002).


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since 2002) of Nuveen           140
7/7/65                                                  Investments, LLC; Managing Director (since
333 W. Wacker Drive                                     1997), formerly Vice President (since 1996)
Chicago, IL 60606                                       of Nuveen Advisory Corp. and Nuveen
                                                        Institutional Advisory Corp.; Managing
                                                        Director of Nuveen Asset Management, Inc.
                                                        (since 1999). Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         1999     Vice President (since 2002), formerly,             134
9/4/60                                                  Assistant Vice President (since 1998), of
333 W. Wacker Drive                                     Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       portfolio manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding      Vice President         1982     Vice President of Nuveen Advisory Corp. and        134
7/31/51                                                 Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of Nuveen Institutional Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

----
72

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel               Transfer Agent and
   Nuveen Advisory Corp. Morgan, Lewis & Bockius LLP Shareholder Services
   333 West Wacker Drive Washington, D.C.            Boston Financial
   Chicago, IL 60606                                 Data Services, Inc.
                         Independent Auditors        Nuveen Investor Services
                         PricewaterhouseCoopers LLP  P.O. Box 8530
                         Chicago, IL                 Boston, MA 02266-8530
                                                     (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
73

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $80 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MAN-MS6-0503D

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.
Financial statements:

   Included in the Prospectus:

      Financial Highlights

      Accompanying the Statement of Additional Information are the Funds' most recent Annual Reports:

      Portfolio of Investments

      Statement of Net Assets

      Statement of Operations

      Statement of Changes in Net Assets

      Report of Independent Public Accountants

Item 23: Exhibits.


a.1  Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant's Registration Statement on
     Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

a.2  Amendment to Declaration of Trust of Registrant dated September 15, 2000. Filed as Exhibit a.2 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File
     No. 333-16615) and incorporated by reference thereto.

a.3  Amended Establishment and Designation of Series of Shares of Beneficial Interest dated
     September 15, 2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 5 to Registrant's
     Registration Statement on Form N-1A (File No. 333-16615) and incorporated by reference thereto.

a.4  Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit
     1(c) to Registrant's Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

a.5  Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effective Amendment No. 1 to Registrant's
     Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

 b.  By-Laws of Registrant. Filed herewith.

 c.  Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

 d.  Investment Management Agreement between Registrant and Nuveen Advisory Corp. Filed as
     Exhibit 5 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
     N-1A (File No. 333-16615) and incorporated herein by reference thereto.

d.1  Amendment and Renewal of Investment Management Agreement dated June 1, 2000. Filed as
     Exhibit d.1 to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form
     N-1A (File No. 333-16615) and incorporated herein by reference thereto.

d.2  Renewal of Investment Management Agreement dated June 5, 2003. Filed herewith.

 e.  Distribution Agreement between Registrant and John Nuveen & Co. Incorporated. Filed as
     Exhibit 6 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
     N-1A (File No. 333-16615) and incorporated herein by reference thereto.

e.1  Renewal of Distribution Agreement dated July 31, 2003. Filed herewith.

 f.  Not applicable.

 g.  Custodian Agreement between Registrant and State Street Bank and Trust Company. Filed as
     Exhibit g to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's Registration
     Statement on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.


  h. Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust
     Company. Filed as Exhibit h to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's
     Registration Statement on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.

  i. Opinion of Morgan, Lewis, and Bockius LLP. Filed herewith.

  j. Consent of PricewaterhouseCoopers LLP, Independent Accountants. Filed herewith.

  k. Not applicable.

  l. Not applicable.

  m. Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class B
     Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective Amendment No. 4
     to Registrant's Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

  n. Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

  o. Not applicable.

  p. Code of Ethics and Reporting Requirements. Filed as Exhibit c to Post-Effective Amendment No.
     6 to Registrant's Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.

q.1. Original Powers of Attorney for certain of Registrant's trustees authorizing, among others, Gifford
     R. Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf.
     Filed as Exhibit a to Post-Effective Amendment No. 5 to Registrant's Registration Statement on
     Form N-1A (File No. 333-16615) and incorporated by reference thereto.

q.2. Original Powers of Attorney for certain of Registrant's trustees authorizing, among others, Gifford
     R. Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf.
     Filed as Exhibit q to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's Registration
     Statement on Form N1-A (File No. 333-14725) and incorporated herein by reference thereto.

  r. Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.
     Filed herewith.


Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

   (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

   (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

   (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

   (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

   (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

   (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

   (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000, which does not apply to individual trustees or officers) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV and Nuveen Municipal Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund. Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend

Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund and Nuveen Insured New York Tax-Free Advantage Municipal Fund. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.



For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Advisory Corp. appears below:



                                                        Other Business Profession, Vocation or
Name and Position with Nuveen Advisory Corp.            Employment During Past Two Years
--------------------------------------------            --------------------------------------------

John P. Amboian, President............................. President, formerly Executive Vice President of Nuveen Investments, Inc., Nuveen
                                                        Investments, LLC, Nuveen Institutional
                                                        Advisory Corp. and Nuveen Asset
                                                        Management, Inc.; Executive Vice President
                                                        and Director of Rittenhouse Financial
                                                        Services, Inc.

Alan G. Berkshire, Senior Vice President, Secretary and Senior Vice President (since 1999),
  General Counsel...................................... formerly, Vice President, and General
                                                        Counsel (since 1997) and Secretary (since
                                                        1998) of Nuveen Investments, Inc., Nuveen
                                                        Investments, LLC, and Nuveen Asset
                                                        Management, Inc.; Vice President (since
                                                        1997) and Secretary (since 1998) of Nuveen
                                                        Institutional Advisory Corp.; Senior Vice
                                                        President, Secretary and General Counsel
                                                        (since 2001) of Rittenhouse Asset
                                                        Management, Inc.; Secretary (since 2003) of
                                                        Symphony Asset Management LLC.

Margaret E. Wilson, Senior Vice President, Finance..... Senior Vice President, Finance, of Nuveen
                                                        Investments, Inc., Nuveen Investments, LLC,
                                                        and Nuveen Institutional Advisory Corp.


Item 27: Principal Underwriters
(a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal

Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund and Nuveen Insured New York Tax-Free Advantage Municipal Fund, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund, Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, Nuveen Quality Preferred Income Fund 3 and Nuveen Preferred and Convertible Income Fund.

 (b)
 Name and Principal      Positions and Offices            Positions and Offices
 Business Address        with Underwriter                 with Registrant
 ------------------------------------------------------------------------------
 Timothy R. Schwertfeger Chairman of the Board,           Chairman of the Board
 333 West Wacker Drive   Chief Executive Officer          and Trustee
 Chicago, IL 60606       and Director

 John P. Amboian         President                        None
 333 West Wacker Drive
 Chicago, IL 60606

 William Adams IV        Executive Vice President         None
 333 West Wacker Drive
 Chicago, IL 60606

 Alan G. Berkshire       Senior Vice President, Secretary None
 333 West Wacker Drive   and General Counsel
 Chicago, IL 60606

 Robert K. Burke         Vice President                   None
 333 West Wacker Drive
 Chicago, IL 60606

 Peter H. D'Arrigo       Vice President and Treasurer     Vice President and
 333 West Wacker Drive                                    Treasurer
 Chicago, IL 60606

 Jessica R. Droeger      Vice President, Assistant        Vice President and
 333 West Wacker Drive   General Counsel and              Secretary
 Chicago, IL 60606       Assistant Secretary

 Stephen D. Foy          Vice President                   Vice President and
 333 West Wacker Drive                                    Controller
 Chicago, IL 60606

 Robert B. Kuppenheimer  Vice President                   None
 333 West Wacker Drive
 Chicago, IL 60606

 Larry W. Martin         Vice President, Assistant        Vice President and
 333 West Wacker Drive   General Counsel and              Assistant Secretary
 Chicago, IL 60606       Assistant Secretary

 Paul C. Williams        Vice President                   None
 333 West Wacker Drive
 Chicago, IL 60606

 Allen J. Williamson     Group President Managed          None
 333 West Wacker Drive   Assets
 Chicago, IL 60606

 Margaret E. Wilson      Senior Vice President Finance    None
 333 West Wacker Drive
 Chicago, IL 60606

 Gifford R. Zimmerman    Managing Director                Chief Administrative
 333 West Wacker Drive   and Assistant Secretary          Officer
 Chicago, IL 60606


(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.


State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, will maintain all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp.


Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to Registration Statement No. 333-16615 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 26th day of September, 2003.



                                                  NUVEEN MULTISTATE TRUST IV

                                                     /S/  JESSICA R. DROEGER
                                                  -----------------------------
                                                    Jessica R. Droeger, Vice
                                                     President and Secretary


   Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                  Title                           Date
        ---------                  -----                           ----
   /S/  STEPHEN D. FOY    Vice President and                September 26, 2003
-------------------------   Controller (Principal
     STEPHEN D. FOY         Financial and
                            Accounting Officer)

/S/  GIFFORD R. ZIMMERMAN Chief Administrative              September 26, 2003
-------------------------   Officer (Principal
  GIFFORD R. ZIMMERMAN      Executive Officer)

 Timothy R. Schwertfeger  Chairman of the Board   )
                            and Trustee           )
                                                  )
   William E. Bennett     Trustee                 )
                                                  )
    Robert P. Bremner     Trustee                 )
                                                  )
    Lawrence H. Brown     Trustee                 )   By  /S/  JESSICA R. DROEGER
                                                  )       -----------------------
      Jack B. Evans       Trustee                 )         JESSICA R. DROEGER
                                                  )          Attorney-in-Fact
  Anne E. Impellizzeri    Trustee                 )
                                                  )         September 26, 2003
   William L. Kissick     Trustee                 )
                                                  )
  Thomas E. Leafstrand    Trustee                 )
                                                  )
     Peter R. Sawers      Trustee                 )
                                                  )
  William J. Schneider    Trustee                 )
                                                  )
   Judith M. Stockdale    Trustee                 )
                                                  )
  Sheila W. Wellington    Trustee                 )



   An original power of attorney authorizing, among others, Timothy R. Schwertfeger, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and previously filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


Exhibit
Number                                               Exhibit
------                                               -------

     b. By-Laws of Registrant.

    d.2 Renewal of Investment Management Agreement dated June 5, 2003.

    e.1 Renewal of Distribution Agreement dated July 31, 2003.

     i. Opinion of Morgan Lewis & Bockius LLP.

     j. Consent of PricewaterhouseCoopers LLP, Independent Accountants.

     r. Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.